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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Funds Asset Allocation Portfolio
ING American Funds Bond Portfolio
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING American Funds World Allocation Portfolio
ING Artio Foreign Portfolio
ING BlackRock Inflation Protected Bond Portfolio
ING BlackRock Large Cap Growth Portfolio
ING BlackRock Large Cap Value Portfolio
ING Clarion Global Real Estate Portfolio
ING Clarion Real Estate Portfolio
ING Evergreen Health Sciences Portfolio
ING Evergreen Omega Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING Focus 5 Portfolio
ING Franklin Income Portfolio
ING Franklin Mutual Shares Portfolio
ING Franklin Templeton Founding Strategy Portfolio
ING Global Resources Portfolio
ING Goldman Sachs Commodity Strategy Portfolio
ING Janus Contrarian Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Core Equity Portfolio
ING LifeStyle Aggressive Growth Portfolio
ING LifeStyle Conservative Portfolio
ING LifeStyle Growth Portfolio
ING LifeStyle Moderate Growth Portfolio
ING LifeStyle Moderate Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING Lord Abbett Affiliated Portfolio
ING Marsico Growth Portfolio
ING Marsico International Opportunities Portfolio
ING MFS Total Return Portfolio
ING MFS Utilities Portfolio
ING Multi-Manager International Small Cap Portfolio
ING Oppenheimer Active Allocation Portfolio
ING PIMCO High Yield Portfolio
ING PIMCO Total Return Bond Portfolio
ING Pioneer Equity Income Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Stock Index Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING Templeton Global Growth Portfolio
ING Van Kampen Global Franchise Portfolio
ING Van Kampen Global Tactical Asset Allocation Portfolio
ING Van Kampen Growth and Income Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Funds Asset Allocation Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
INVESTMENT COMPANIES: 100.1%
20,320,312		American Funds Insurance Series - Asset Allocation Fund		$290,174,052
		Total Investments in Investment Companies
		(Cost $272,320,149)*	100.1%	$290,174,052
		Other Assets and Liabilities - Net	(0.1)	(410,372)
		Net Assets	100.0%	$289,763,680

	*	Cost for federal income tax purposes is $275,788,470.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$14,385,582
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$14,385,582

PORTFOLIO OF INVESTMENTS
ING American Funds Asset Allocation Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Investment Companies	$290,174,052	$—	$—	$290,174,052
Total Investments, at value	$290,174,052	$—	$—	$290,174,052

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING American Funds Bond Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
INVESTMENT COMPANIES: 95.5%
45,592,253		American Funds Insurance Series - Bond Fund		$478,262,736
		Total Investments in Investment Companies
		(Cost $461,234,734)*	95.5%	$478,262,736
		Other Assets and Liabilities - Net	4.5	22,469,601
		Net Assets	100.0%	$500,732,337

	*	Cost for federal income tax purposes is $466,296,031.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$11,966,705
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$11,966,705

PORTFOLIO OF INVESTMENTS
ING American Funds Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Investment Companies	$478,262,736	$—	$—	$478,262,736
Total Investments, at value	$478,262,736	$—	$—	$478,262,736

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
INVESTMENT COMPANIES: 99.9%
47,891,827		American Funds Insurance Series - Growth Fund		$2,117,297,651
		Total Investments in Investment Companies
		(Cost $2,567,075,823)*	99.9%	$2,117,297,651
		Other Assets and Liabilities - Net	0.1	2,236,671
		Net Assets	100.0%	$2,119,534,322

	*	Cost for federal income tax purposes is $2,596,785,152.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(479,487,501)
		Net Unrealized Depreciation		$(479,487,501)

PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Investment Companies	$2,117,297,651	$—	$—	$2,117,297,651
Total Investments, at value	$2,117,297,651	$—	$—	$2,117,297,651

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING American Funds Growth-Income Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
INVESTMENT COMPANIES: 100.4%
45,699,121		American Funds Insurance Series - Growth-Income Fund		$1,354,978,933
		Total Investments in Investment Companies
		(Cost $1,670,044,776)*	100.4%	$1,354,978,933
		Other Assets and Liabilities - Net	(0.4)	(5,516,524)
		Net Assets	100.0%	$1,349,462,409

	*	Cost for federal income tax purposes is $1,690,739,379.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(335,760,446)
		Net Unrealized Depreciation		$(335,760,446)

PORTFOLIO OF INVESTMENTS
ING American Funds Growth-Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Investment Companies	$1,354,978,933	$—	$—	$1,354,978,933
Total Investments, at value	$1,354,978,933	$—	$—	$1,354,978,933

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
INVESTMENT COMPANIES: 99.8%
82,099,879		American Funds Insurance Series - International Fund		$1,380,098,962
		Total Investments in Investment Companies
		(Cost $1,580,794,068)*	99.8%	$1,380,098,962
		Other Assets and Liabilities - Net	0.2	2,848,203
		Net Assets	100.0%	$1,382,947,165

	*	Cost for federal income tax purposes is $1,589,481,268.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(209,382,306)
		Net Unrealized Depreciation		$(209,382,306)

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Investment Companies	$1,380,098,962	$—	$—	$1,380,098,962
Total Investments, at value	$1,380,098,962	$—	$—	$1,380,098,962

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING American Funds World Allocation Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
INVESTMENT COMPANIES: 113.5%
2,240,562		American Funds Insurance Series - Bond Fund		$23,503,497
352,585		American Funds Insurance Series - Global Small Capitalization Fund		6,099,721
625,191		American Funds Insurance Series - Growth Fund		27,883,539
247,067		American Funds Insurance Series - High-Income Bond Fund		2,611,500
976,702		American Funds Insurance Series - International Fund		16,496,493
547,890		American Funds Insurance Series - New World Fund		10,470,184
		Total Investments in Investment Companies
		(Cost $73,189,751)*	113.5%	$87,064,934
		Other Assets and Liabilities - Net	(13.5)	(10,334,072)
		Net Assets	100.0%	$76,730,862

	*	Cost for federal income tax purposes is $73,267,887.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$13,875,183
		Gross Unrealized Depreciation		(78,136)
		Net Unrealized Appreciation		$13,797,047

PORTFOLIO OF INVESTMENTS
ING American Funds World Allocation Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Investment Companies	$87,064,934	$—	$—	$87,064,934
Total Investments, at value	$87,064,934	$—	$—	$87,064,934

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 91.3%
		Australia: 6.6%
373,855		Alumina Ltd.	$597,531
148,606		AMP Ltd.	851,979
393,899	@	Asciano Group	572,820
388,858		Australia & New Zealand Banking Group Ltd.	8,329,639
598,353		BHP Billiton Ltd.	19,733,991
269,053		BlueScope Steel Ltd.	692,405
77,758		Boral Ltd.	416,588
177,392		Brambles Ltd.	1,260,906
204,787		Commonwealth Bank of Australia	9,302,742
91,034		CSL Ltd.	2,682,682
165,757	@	Fortescue Metals Group Ltd.	554,628
335,958		Foster’s Group Ltd.	1,643,602
296,326		Insurance Australia Group	985,061
35,857		Leighton Holdings Ltd.	1,138,518
1,377,454		Macquarie Airports Management Ltd.	3,438,746
43,394		Macquarie Group Ltd.	2,240,447
314,580		National Australia Bank Ltd.	8,512,688
101,838		QBE Insurance Group Ltd.	2,153,250
629,284		Rio Tinto Ltd.	32,704,234
148,580		Suncorp-Metway Ltd.	1,159,761
1,505,698		Telstra Corp., Ltd.	4,336,339
143,064		Wesfarmers Ltd.	3,334,004
420,662		Westpac Banking Corp.	9,707,976
194,253		Woodside Petroleum Ltd.	8,911,434
224,140		Woolworths Ltd.	5,777,206
			131,039,177
		Austria: 0.6%
2,029		Andritz AG	101,635
19,811		Erste Bank der Oesterreichischen Sparkassen AG	890,754
230,179	S	OMV AG	9,326,320
6,928		Raiffeisen International Bank Holding AG	454,735
50,556		Telekom Austria AG	914,030
27,656		Voestalpine AG	992,165
			12,679,639
		Belgium: 1.2%
115,644		Anheuser-Busch InBev NV	5,304,381
10,529		Belgacom SA	410,787
2,838,911		Fortis	13,367,779
80,573		KBC Groep NV	4,073,890
1,308		Solvay SA	136,054
			23,292,891
		Bermuda: 0.1%
64,168		SeaDrill Ltd. ADR	1,343,383
			1,343,383
		Brazil: 0.8%
35,181		Cia Siderurgica Nacional SA	1,077,314
41,626	@	Perdigao SA	1,104,325
573,688		Vale SA ADR	13,269,403
			15,451,042
		Canada: 4.5%
20,269	@	Agrium, Inc.	1,013,039
113,729	@	Bank of Montreal	5,754,168
160,234	@	Bank of Nova Scotia	7,313,908
263,758	@	Bombardier, Inc. - Class B	1,224,375
63,740	L	Canadian Imperial Bank of Commerce	3,886,970
14,850		Canadian Natural Resources Ltd.	1,002,807
70,878	@	Canadian Pacific Railway Ltd.	3,316,665
127,720		EnCana Corp.	7,396,105
84,024	@	Manulife Financial Corp.	1,765,787
17,287		National Bank of Canada	961,349
43,156		Potash Corp. of Saskatchewan	3,914,735
74,902	@	Research In Motion Ltd.	5,059,630
29,550	@	Rogers Communications, Inc. - Class B (Canadian Denominated Security)	834,350
206,075	@	Royal Bank of Canada	11,077,024
22,627		Shoppers Drug Mart Corp.	928,623
28,356	@	Sun Life Financial, Inc.	888,567
308,202	@	Suncor Energy, Inc.	10,766,128
398,336		Talisman Energy, Inc.	6,931,303
182,740	@	Teck Cominco Ltd. - Class B	5,035,100
26,149		Thomson Corp.	876,803
132,010	@, L	Toronto Dominion Bank	8,538,451
			88,485,887
		China: 2.3%
7,301,844		Bank of China Ltd.	3,830,520
1,324,587	L	Beijing Capital International Airport Co., Ltd.	821,080
1,270,000		China Citic Bank	832,595

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		China (continued)
6,281,104		China Construction Bank	$4,996,269
1,104,788	L	China Life Insurance Co., Ltd.	4,819,801
9,742,000		China Petroleum & Chemical Corp.	8,270,786
474,000		China Shenhua Energy Co., Ltd.	2,054,509
5,666,000		China Telecom Corp., Ltd.	2,676,302
430,800	L	Guangzhou R&F Properties Co., Ltd.	752,022
436,000		Huaneng Power International, Inc.	290,210
5,681,134		Industrial and Commercial Bank of China Ltd.	4,260,739
8,381,568		PetroChina Co., Ltd.	9,513,216
204,500		Ping An Insurance Group Co. of China Ltd.	1,614,979
			44,733,028
		Czech Republic: 1.2%
120,369	S	Komercni Banka A/S	24,101,176
			24,101,176
		Denmark: 0.6%
337		AP Moller - Maersk A/S - Class B	2,333,373
77,717		Danske Bank A/S	2,053,846
10,600		Flsmidth & Co. A/S	580,838
88,285		Novo-Nordisk A/S	5,552,598
12,248	@	Vestas Wind Systems A/S	892,793
			11,413,448
		Finland: 0.5%
13,885		Fortum OYJ	356,789
13,723		Kesko OYJ	460,624
31,196		Kone OYJ	1,148,300
27,920		Metso OYJ	787,110
64,469		Neste Oil OYJ	1,193,117
126,040		Nokia OYJ	1,848,655
16,334		Nokian Renkaat OYJ	381,523
30,126		Outokumpu OYJ	568,942
43,716		Sampo OYJ	1,103,524
181,301		Stora Enso OYJ (Euro Denominated Security)	1,265,877
			9,114,461
		France: 10.1%
37,889		Accor SA	2,114,779
79,118		ADP	7,133,554
20,766		Air France-KLM	378,772
34,469		Air Liquide	3,927,647
538,456	@	Alcatel SA	2,425,378
29,093		Alstom	2,130,538
324,962		AXA SA	8,821,117
180,966		BNP Paribas	14,522,981
46,369		Bouygues SA	2,369,312
95,400		Carrefour SA	4,343,124
24,847		Casino Guichard Perrachon SA	1,983,275
77,119		Cie de Saint-Gobain	4,029,851
16,916	@	Compagnie Generale de Geophysique SA	396,538
27,596		Compagnie Generale des Etablissements Michelin	2,173,067
435,843		Credit Agricole SA	9,150,485
52,978		Electricite de France	3,153,516
890		Eramet SLN	309,886
461,397		France Telecom SA	12,304,096
216,195		Gaz de France	9,625,612
196,369		Groupe Danone	11,878,435
71,735		Lafarge SA	6,432,385
30,495		L’Oreal SA	3,037,216
34,625		LVMH Moet Hennessy Louis Vuitton SA	3,492,280
240,097		Natixis	1,454,836
26,063		Pernod-Ricard SA	2,077,439
55,533		Peugeot SA	1,701,390
22,253		PPR	2,863,013
52,460		Publicis Groupe	2,114,635
97,975		Renault SA	4,602,909
185,018		Sanofi-Aventis	13,644,307
35,419		Schneider Electric SA	3,603,734
135,729		Societe Generale	10,978,745
368,424	S	Total SA	21,899,110
10,292		Vallourec	1,751,801
54,974		Veolia Environnement	2,113,944
178,992		Vinci SA	10,164,962
99,203		Vivendi	3,083,064
			198,187,733
		Germany: 7.0%
41,752	L	Adidas AG	2,206,336
66,244		Allianz AG	8,264,251
181,413		BASF AG	9,604,952
104,457		Bayer AG	7,230,305
44,677		Bayerische Motoren Werke AG	2,150,729
6,751		Beiersdorf AG	395,385
21,427		Celesio AG	590,455
102,761	L	Commerzbank AG	1,299,858
140,650	L	DaimlerChrysler AG	7,056,160
110,093		Deutsche Bank AG	8,409,828

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Germany (continued)
16,234		Deutsche Boerse AG	$1,324,330
128,521		Deutsche Post AG	2,394,365
398,896		Deutsche Telekom AG	5,443,865
304,508		E.ON AG	12,888,421
424,132		Fraport AG Frankfurt Airport Services Worldwide	22,479,262
36,886		Fresenius AG	1,810,150
4,511		Hamburger Hafen und Logistik AG	202,930
39,278		HeidelbergCement AG	2,538,747
13,213		K+S AG	719,465
49,353		MAN AG	4,053,791
51,833		Metro AG	2,927,157
31,233		Muenchener Rueckversicherungs AG	4,978,020
76,055		RWE AG	7,054,528
97,503		SAP AG	4,727,979
158,095		Siemens AG	14,557,518
58,873	L	ThyssenKrupp AG	2,013,486
71,389	@	UkrTelecom GDR	151,478
4,055		Wacker Chemie AG	630,669
			138,104,420
		Greece: 0.3%
80,667		Alpha Bank AE	1,496,400
23,009		Coca-Cola Hellenic Bottling Co. SA	617,252
103,953		Hellenic Telecommunications Organization SA	1,723,821
74,194		National Bank of Greece SA	2,677,729
			6,515,202
		Hong Kong: 2.5%
188,000		Cheung Kong Holdings Ltd.	2,376,763
570,815	L	China Merchants Holdings International Co., Ltd.	1,882,164
946,508		China Mobile Ltd.	9,270,329
686,000	L	China Overseas Land & Investment Ltd.	1,476,516
686,000		China Resources Land Ltd.	1,496,468
1,368,000		China Unicom Ltd.	1,938,612
115,500		CLP Holdings Ltd.	783,118
2,483,000		CNOOC Ltd.	3,347,547
1,650,000		Denway Motors Ltd.	731,512
160,200		Esprit Holdings Ltd.	1,073,432
3,794,994		GOME Electrical Appliances Holdings Ltd.	1,009,089
482,000		Hang Lung Properties Ltd.	1,764,699
267,000		Henderson Land Development Co., Ltd.	1,748,727
145,500		Hong Kong Exchanges and Clearing Ltd.	2,625,036
794,000		Hutchison Whampoa Ltd.	5,710,166
286,000		Li & Fung Ltd.	1,145,866
256,500		MTR Corp.	888,867
443,000	L	New World Development Ltd.	948,937
200,000		Sun Hung Kai Properties Ltd.	2,937,687
190,500		Swire Pacific Ltd.	2,235,319
464,000		Wharf Holdings Ltd.	2,453,340
213,000	L	Yue Yuen Industrial Holdings	588,901
			48,433,095
		Hungary: 0.6%
431,131	@	OTP Bank Nyrt	12,413,809
			12,413,809
		India: 1.1%
18,371		Bharat Heavy Electricals	884,806
215,110		Bharti Airtel Ltd.	1,866,034
8,140	L	HDFC Bank Ltd. ADR	963,532
112,745		ICICI Bank Ltd.	2,115,009
49,994		ICICI Bank Ltd. ADR	1,927,769
42,793		Infosys Technologies Ltd. ADR	2,075,033
193,730		ITC Ltd.	934,779
57,300		Larsen & Toubro Ltd.	2,003,108
344,294	@	Reliance Communication	2,201,917
20,074	@	Reliance Industries Ltd.	914,051
88,227		State Bank of India Ltd.	4,011,335
69,457		Sterlite Industries India Ltd. ADR	1,109,228
			21,006,601
		Indonesia: 0.2%
7,491,500		Bumi Resources Tbk PT	2,470,094
1,029,820		Telekomunikasi Indonesia Tbk PT	921,822
			3,391,916
		Ireland: 0.5%
172,055	@	Allied Irish Banks PLC	820,036
834,752	@	Bank of Ireland - Dublin Exchange	4,154,094
200,031		CRH PLC	5,554,190
			10,528,320
		Italy: 2.5%
188,635		Assicurazioni Generali S.p.A.	5,179,025
64,357		Autostrade S.p.A.	1,561,418
285,545		Banca Monte dei Paschi di Siena S.p.A.	612,590
107,534		Banco Popolare Scarl	1,035,874
671,185		Enel S.p.A.	4,269,161
640,865		ENI S.p.A.	16,014,542
791,410		Intesa Sanpaolo S.p.A.	3,511,420

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Italy (continued)
86,902		Mediaset S.p.A.	$609,130
72,151		Mediobanca S.p.A.	988,041
295,542		Parmalat S.p.A	818,584
19,908		Saipem S.p.A.	601,277
1,616,982		Telecom Italia S.p.A.	2,843,218
3,017,245		UniCredito Italiano S.p.A.	11,842,351
			49,886,631
		Japan: 9.7%
25,400		Aeon Mall Co., Ltd.	526,385
63,816		Aisin Seiki Co., Ltd.	1,549,973
97,500		Asahi Breweries Ltd.	1,780,624
99,500		Asahi Glass Co., Ltd.	801,953
265,000		Bank of Yokohama Ltd.	1,294,320
19,200		Benesse Corp.	939,774
105,100		Bridgestone Corp.	1,879,668
169,341	S	Canon, Inc.	6,784,890
205		Central Japan Railway Co.	1,474,605
168,200		Chiba Bank Ltd.	1,038,168
29,100		Daikin Industries Ltd.	1,042,501
306,400		Daiwa Securities Group, Inc.	1,574,065
129,622		Denso Corp.	3,801,440
10,500		Diamond Lease Co., Ltd.	314,825
49,500		East Japan Railway Co.	3,568,903
28,600		Eisai Co., Ltd.	1,073,938
10,200		FamilyMart Co., Ltd.	327,972
66,900		Fanuc Ltd.	5,974,905
284,000		Fujitsu Ltd.	1,852,383
173,000		Fukuoka Financial Group, Inc.	716,056
18,136		Hitachi Construction Machinery Co., Ltd.	387,825
332,220		Honda Motor Co., Ltd.	10,089,442
83,500		Hoya Corp.	1,967,274
706,000		Itochu Corp.	4,655,185
24,524		Japan Steel Works Ltd.	280,969
37,900		JFE Holdings, Inc.	1,296,003
190,000		Kawasaki Heavy Industries Ltd.	481,356
246		KDDI Corp.	1,384,004
193,000		Kirin Brewery Co., Ltd.	2,955,968
209,028		Komatsu Ltd.	3,900,751
45,500		Konica Minolta Holdings, Inc.	429,406
154,829		Kubota Corp.	1,282,721
9,900		Kurita Water Industries Ltd.	354,404
11,500		Kyocera Corp.	1,062,318
7,400		Lawson, Inc.	343,524
18,100		Makita Corp.	572,024
470,824		Matsushita Electric Industrial Co., Ltd.	6,890,067
447,700		Mitsubishi Corp.	9,004,288
246,286		Mitsubishi Electric Corp.	1,860,969
167,000		Mitsubishi Estate Co., Ltd.	2,612,517
185,000		Mitsubishi Heavy Industries Ltd.	698,247
1,892,100		Mitsubishi UFJ Financial Group, Inc.	10,111,656
731,300		Mitsui & Co., Ltd.	9,513,991
151,000		Mitsui Fudosan Co., Ltd.	2,542,604
107,000		NGK Insulators Ltd.	2,468,735
63,000		Nidec Corp.	5,100,219
28,000		Nikon Corp.	509,979
6,586		Nintendo Co., Ltd.	1,679,498
204,000		Nippon Steel Corp.	742,626
39,800		Nippon Telegraph & Telephone Corp.	1,836,843
377,600		Nissan Motor Co., Ltd.	2,544,589
447,700	L	Nomura Holdings, Inc.	2,744,342
1,613		NTT DoCoMo, Inc.	2,569,150
34,700		Olympus Corp.	915,885
14,500		ORIX Corp.	880,691
60,200		Resona Holdings, Inc.	771,537
114,207		Ricoh Co., Ltd.	1,658,794
19,800		Seven & I Holdings Co., Ltd.	472,570
20,500		Shin-Etsu Chemical Co., Ltd.	1,257,639
54,000		Shiseido Co., Ltd.	940,297
135,000		Shizuoka Bank Ltd.	1,420,657
4,300		SMC Corp.	526,769
81,166		Sony Corp.	2,378,411
16,500		Stanley Electric Co., Ltd.	334,023
284,000		Sumitomo Metal Industries Ltd.	695,875
238,800		Sumitomo Mitsui Financial Group, Inc.	8,277,357
126,000	L	Sumitomo Realty & Development Co., Ltd.	2,295,222
381,100		Sumitomo Trust & Banking Co., Ltd.	2,013,657
34,000		Suruga Bank Ltd.	320,855
191,328		Suzuki Motor Corp.	4,449,902
27,500		Takeda Pharmaceutical Co., Ltd.	1,143,896
39,800		Tokio Marine Holdings, Inc.	1,146,753
31,500		Tokyo Electric Power Co., Inc.	825,324
745,000		Toshiba Corp.	3,899,513
446,733	S	Toyota Motor Corp.	17,766,800

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
25,200		Uni-Charm Corp.	$2,389,362
2,770		Yahoo! Japan Corp.	938,536
			190,911,167
		Luxembourg: 0.5%
248,859		ArcelorMittal	9,279,296
22,050	@	Evraz Group SA GDR - Reg S	576,915
			9,856,211
		Mexico: 0.9%
202,954		America Movil SA de CV - Series L ADR	8,895,474
246,442	@	Cemex SA de CV ADR	3,184,031
1,671,969	@	Cemex SAB de C.V.	2,157,939
236,558	@	Grupo Televisa SA	875,284
159,646		Grupo Televisa SA ADR	2,967,819
			18,080,547
		Netherlands: 3.4%
407,946		Aegon NV	3,488,429
66,886	L	European Aeronautic Defence and Space Co. NV	1,507,696
6,874		Fugro NV	398,165
198,535		Heineken NV	9,205,051
168,351		Koninklijke Philips Electronics NV	4,106,758
22,815		Randstad Holdings NV	988,357
288,670		Reed Elsevier NV	3,278,237
687,336	L	Royal Dutch Shell PLC	19,684,606
127,987		Royal Dutch Shell PLC - Class A	3,629,982
528,331		Royal KPN NV	8,776,626
18,589		SBM Offshore NV	396,397
41,351		TNT NV	1,111,133
342,922		Unilever NV	9,922,676
			66,494,113
		Norway: 1.0%
165,950		DnB NOR ASA	1,932,230
421,134		Norsk Hydro ASA	2,815,169
216,658		Orkla ASA	2,044,241
434,333		Statoil ASA	9,805,919
65,614		Telenor ASA	761,345
57,059		Yara International ASA	1,803,822
			19,162,726
		Poland: 0.3%
55,105		Bank Pekao SA	2,943,160
283,504		Powszechna Kasa Oszczednosci Bank Polski SA	3,344,325
			6,287,485
		Portugal: 0.1%
275,357		Banco Comercial Portugues SA	407,904
227,082		Energias de Portugal SA	1,040,953
10,540		Galp Energia SGPS SA	181,707
			1,630,564
		Russia: 2.1%
162,250	@	Lukoil-Spon ADR	8,844,175
46,303		Mechel OAO ADR	832,528
522,870	@	MMC Norilsk Nickel ADR	6,509,837
31,104		Mobile Telesystems Finance SA ADR	1,501,390
34,200		Novatek OAO GDR	1,696,239
565,238	@	OAO Gazprom ADR	13,205,897
636,750	@	OAO Rosneft Oil Co. GDR	4,807,948
73,176	@	Severstal GDR	566,619
78,212	@, #	Sistema-Hals GDR	76,648
153,871		Vimpel-Communications OAO ADR	2,877,388
257,500		VTB Bank OJSC GDR	957,519
			41,876,188
		Singapore: 0.7%
121,000		City Developments Ltd.	879,647
290,000		DBS Group Holdings Ltd.	2,722,033
166,000		Keppel Corp., Ltd.	948,495
339,000		Oversea-Chinese Banking Corp.	1,880,231
1,405,000		Singapore Telecommunications Ltd.	3,228,584
157,000		United Overseas Bank Ltd.	1,861,967
416,000		Wilmar International Ltd.	1,853,105
			13,374,062
		South Africa: 0.8%
11,638		Anglo Platinum Ltd.	1,038,233
40,820	@	Bidvest Group Ltd.	646,270
477,104		FirstRand Ltd.	1,053,797
116,545		Impala Platinum Holdings Ltd.	2,729,125
208,032		MTN Group Ltd.	3,393,767
55,678		Naspers Ltd.	1,905,942
94,626		Sasol Ltd.	3,584,995
152,673		Standard Bank Group Ltd.	1,981,865
			16,333,994
		South Korea: 2.8%
2,582		Doosan Heavy Industries and Construction Co. Ltd.	147,162
31,580		Hana Financial Group, Inc.	1,083,089
21,891		Hyundai Heavy Industries	3,330,290
75,143		Hyundai Motor Co.	7,093,295

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		South Korea (continued)
66,333	@	KB Financial Group, Inc.	$3,403,809
55,360	@	Kia Motors Corp.	871,091
30,399		KT&G Corp.	1,841,688
65,520		LG Display Co., Ltd.	1,880,751
16,751		LG Electronics, Inc.	1,778,592
5,467	@	NHN Corp.	802,222
25,621		Posco	10,608,368
18,452	L	Posco ADR	1,917,901
15,739		Samsung Electronics Co., Ltd.	10,866,042
8,574		Samsung SDI Co., Ltd.	1,081,624
83,190	@	Shinhan Financial Group Ltd.	3,315,473
28,965		SK Telecom Co., Ltd.	4,496,812
			54,518,209
		Spain: 4.0%
1,098,187		Banco Bilbao Vizcaya Argentaria SA	19,563,695
75,080	L	Banco Popular Espanol SA	755,265
1,712,988	L	Banco Santander Central Hispano SA	27,672,439
95,021	@	EDP Renovaveis SA	1,046,560
17,244	L	Grupo Ferrovial	827,286
209,666		Iberdrola Renovables	1,034,337
547,910		Iberdrola SA	5,390,266
71,617	L	Inditex SA	4,118,258
71,549		Repsol YPF SA	1,947,688
617,409		Telefonica SA	17,081,941
			79,437,735
		Sweden: 1.3%
121,296	L	Atlas Copco AB - Class A	1,563,737
11,205	@	Autoliv, Inc.	377,692
88,764		Getinge AB	1,491,872
73,623		Hennes & Mauritz AB	4,138,231
396,479		Sandvik AB	4,376,823
55,115		Skandinaviska Enskilda Banken AB	373,325
258,591		SKF AB - B Shares	4,067,205
36,025		SSAB Svenskt Staal AB - Class A	560,210
294,494		Svenska Cellulosa AB - B Shares	4,000,591
104,612		Swedbank AB	1,003,410
37,791		Swedish Match AB	761,204
159,637		TeliaSonera AB	1,050,292
267,854		Volvo AB	2,484,019
			26,248,611
		Switzerland: 6.8%
429,914	@	ABB Ltd.	8,644,867
188,613		Credit Suisse Group	10,494,023
10,052		Flughafen Zuerich AG	2,930,476
1,524		Givaudan	1,143,509
47,182	@, S	Holcim Ltd.	3,244,216
543,184		Nestle SA	23,188,883
24,570	S	Nobel Biocare Holding AG	813,578
495,974		Novartis AG	24,913,162
102,437		Roche Holding AG - Genusschein	16,562,904
4,821		Swatch Group AG - BR	1,138,475
80,452		Swiss Reinsurance	3,647,889
5,874		Swisscom AG	2,103,713
12,663		Syngenta AG	2,910,025
589,380	@	UBS AG - Reg	10,806,232
1,180,135		Xstrata PLC	17,404,228
19,137		Zurich Financial Services AG	4,563,139
			134,509,319
		Taiwan: 0.7%
112,820	L	AU Optronics Corp. ADR	1,092,098
78,679		Chunghwa Telecom Co., Ltd. ADR	1,419,369
967,277		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,601,356
242,507	@, L	United Microelectron ADR	921,527
			14,034,350
		Ukraine: 0.2%
17,389,206	@	JSCB Ukrsotsbank	795,777
13,488,271	@	Raiffeisen Bank Aval	481,724
38,065	@	Ukrnafta Oil Co. ADR	716,599
42,464,048	@	UkrTelecom	1,850,732
			3,844,832
		United Kingdom: 12.7%
425,627		Anglo American PLC	13,582,002
131,432		AstraZeneca PLC	5,894,330
44,057		Aviva PLC	314,907
1,585,707		Barclays PLC	9,397,468
143,137		BG Group PLC	2,494,745
665,869		BHP Billiton PLC	18,235,821
2,551,809		BP PLC	22,605,826
106,227		British Airways PLC	375,744
209,237		British American Tobacco PLC	6,572,836
562,429		BT Group PLC	1,172,160
359,580		Cadbury PLC	4,615,644
483,545	S	Diageo PLC	7,439,414

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
71,280		Friends Provident Group PLC	$94,716
321,374	@	GKN PLC	585,465
1,057,183		GlaxoSmithKline PLC	20,844,478
2,227,247		HSBC Holdings PLC	25,503,210
685,200		HSBC Holdings PLC - Hong Kong	7,845,140
169,139		Imperial Tobacco Group PLC	4,900,012
26,038		Johnson Matthey PLC	580,261
148,597		Kingfisher PLC	505,256
333,132		Legal & General Group PLC	469,834
6,110,762		Lloyds TSB Group PLC	10,148,980
68,670		Lonmin PLC	1,838,813
328,509		Marks & Spencer Group PLC	1,904,857
846,793		Old Mutual PLC	1,357,140
367,652		Prudential PLC	3,543,387
551,007		Rio Tinto PLC	23,421,881
137,207	@	Rolls-Royce Group PLC	1,035,347
5,231,680		Royal Bank of Scotland Group PLC	4,430,473
243,186		Standard Chartered PLC	6,007,053
1,129,464		Tesco PLC	7,230,476
12,559,468	S	Vodafone Group PLC	28,214,274
6,938		WM Morrison Supermarkets PLC	30,841
37,421	@	Wolseley PLC	904,890
819,582		WPP PLC	7,049,140
			251,146,821
		United States: 0.1%
36,477	L	Southern Copper Corp.	1,119,479
			1,119,479
		Total Common Stock
		(Cost $1,511,437,140)	1,798,988,272
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Australia: 0.2%
351,720		Westfield Group	4,293,052
			4,293,052
		Japan: 0.0%
58		Nippon Building Fund, Inc.	516,329
			516,329
		Total Real Estate Investment Trusts
		(Cost $3,768,659)	4,809,381
EXCHANGE-TRADED FUNDS: 5.1%
		India: 0.2%
523,100		iShares MSCI India	3,379,226
			3,379,226
		Japan: 2.8%
327,594		Nomura ETF - Nikkei 225 Exchange Traded Fund	37,188,023
1,773,570		Nomura TOPIX Exchange Traded Fund	18,197,048
			55,385,071
		Taiwan: 2.1%
3,337,116		iShares MSCI Taiwan Index Fund	41,046,527
			41,046,527
		Total Exchange-Traded Funds
		(Cost $89,909,232)	99,810,824
PREFERRED STOCK: 2.0%
		Brazil: 1.8%
348,465		Banco Bradesco S.A.	6,953,171
446,660		Banco Itau Holding Financeira SA	9,025,981
48,809	@	Centrais Eletricas Brasileiras SA	684,637
38,544		Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,087,178
24,034		Cia de Bebidas das Americas	1,980,675
46,879		CIA Energetica de Minas Gerais	709,165
159,366		Gerdau SA	2,145,450
523,591		Petroleo Brasileiro SA	10,311,634
87,512		Usinas Siderurgicas de Minas Gerais SA	2,314,751
39,561		Vivo Participacoes SA	992,821
			36,205,463
		Germany: 0.2%
7,741		Porsche AG	609,589
20,057		Volkswagen AG	2,307,611
			2,917,200
		Total Preferred Stock
		(Cost $30,984,852)	39,122,663
RIGHTS: 0.0%
		France: 0.0%
180,966		BNP Paribas	391,931
			391,931
		Germany: 0.0%
39,278		HeidelbergCement AG	209,794
			209,794
		Total Rights
		(Cost $-)	601,725

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
WARRANTS: 0.0%
		Italy: 0.0%
68,716	I	Mediobanca S.p.A.	$21,056
		Total Warrants
		(Cost $2,335)	21,056
		Total Long-Term Investments
		(Cost $1,636,102,218)	1,943,353,921
SHORT-TERM INVESTMENTS: 3.9%
		Affiliated Mutual Fund: 2.4%
46,025,104		ING Institutional Prime Money Market Fund - Class I	46,025,105
		Total Mutual Fund
		(Cost $46,025,105)	46,025,105

Principal Amount				Value
		Securities Lending Collateral(cc): 1.5%
$27,732,008		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$27,732,008
2,461,775		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		1,969,420
		Total Securities Lending Collateral
		(Cost $30,193,784)		29,701,428
		Total Short-Term Investments
		(Cost $76,218,889)		75,726,533
		Total Investments in Securities
		(Cost $1,712,321,107)*	102.5%	$2,019,080,454
		Other Assets and Liabilities - Net	(2.5)	(48,825,921)
		Net Assets	100.0%	$1,970,254,533

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $1,768,173,692.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$359,914,078
		Gross Unrealized Depreciation		(109,007,316)
		Net Unrealized Appreciation		$250,906,762

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.1%
Aerospace/Defense	0.1
Agriculture	0.9
Airlines	0.0
Apparel	0.1
Auto Manufacturers	3.2
Auto Parts & Equipment	0.6
Banks	21.5
Beverages	1.7
Biotechnology	0.1
Building Materials	1.5
Chemicals	1.8
Coal	0.2
Commercial Services	0.3
Computers	0.5
Cosmetics/Personal Care	0.3
Distribution/Wholesale	1.3
Diversified Financial Services	1.0
Electric	2.4
Electrical Components & Equipment	0.5
Electronics	1.2
Energy - Alternate Sources	0.1
Engineering & Construction	3.1
Environmental Control	0.0
Food	4.0
Forest Products & Paper	0.3
Hand/Machine Tools	0.3
Healthcare - Products	0.2
Holding Companies - Diversified	0.9
Home Furnishings	0.5
Insurance	3.0
Internet	0.1
Iron/Steel	1.8
Lodging	0.2
Machinery - Construction & Mining	0.3
Machinery - Diversified	0.9
Media	1.0
Metal Fabricate/Hardware	0.3
Mining	8.2
Miscellaneous Manufacturing	0.9
Office Property	0.0
Office/Business Equipment	0.4
Oil & Gas	10.1
Oil & Gas Services	0.7
Pharmaceuticals	4.6
Real Estate	1.1
Retail	1.1
Semiconductors	1.1
Shipbuilding	0.2
Shopping Centers	0.2
Software	0.2
Telecommunications	7.4
Toys/Games/Hobbies	0.1
Transportation	0.8
Water	0.1
Other Long-Term Investments	5.1
Short-Term Investments	3.9
Other Assets and Liabilities - Net	(2.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Australia	$—	$131,039,177	$—	$131,039,177
Austria	—	12,679,639	—	12,679,639
Belgium	—	23,292,891	—	23,292,891
Bermuda	—	1,343,383	—	1,343,383
Brazil	15,451,042	—	—	15,451,042
Canada	88,485,887	—	—	88,485,887
China	—	44,733,028	—	44,733,028
Czech Republic	—	24,101,176	—	24,101,176
Denmark	—	11,413,448	—	11,413,448
Finland	—	9,114,461	—	9,114,461
France	—	198,187,733	—	198,187,733
Germany	151,478	137,952,942	—	138,104,420
Greece	—	6,515,202	—	6,515,202
Hong Kong	—	48,433,095	—	48,433,095
Hungary	—	12,413,809	—	12,413,809
India	6,075,562	14,931,039	—	21,006,601
Indonesia	—	3,391,916	—	3,391,916
Ireland	—	10,528,320	—	10,528,320
Italy	—	49,886,631	—	49,886,631
Japan	17,766,800	173,144,367	—	190,911,167
Luxembourg	—	9,856,211	—	9,856,211
Mexico	18,080,547	—	—	18,080,547
Netherlands	3,629,982	62,864,131	—	66,494,113
Norway	—	19,162,726	—	19,162,726
Poland	—	6,287,485	—	6,287,485
Portugal	—	1,630,564	—	1,630,564
Russia	5,287,954	36,588,234	—	41,876,188
Singapore	—	13,374,062	—	13,374,062
South Africa	—	16,333,994	—	16,333,994
South Korea	1,917,901	52,600,308	—	54,518,209
Spain	—	79,437,735	—	79,437,735
Sweden	—	26,248,611	—	26,248,611
Switzerland	—	134,509,319	—	134,509,319
Taiwan	14,034,350	—	—	14,034,350
Ukraine	1,277,501	2,567,331	—	3,844,832
United Kingdom	—	251,146,821	—	251,146,821
United States	1,119,479	—	—	1,119,479
Total Common Stock	173,278,483	1,625,709,789	—	1,798,988,272
Real Estate Investment Trusts	—	4,809,381	—	4,809,381
Exchange-Traded Funds	99,810,824	—	—	99,810,824
Preferred Stock	11,790,617	27,332,046	—	39,122,663
Rights	391,931	209,794	—	601,725
Warrants	—	21,056	—	21,056
Short-Term Investments	73,757,113	1,969,420	—	75,726,533
Total Investments, at value	$359,028,968	$1,660,051,486	$—	$2,019,080,454
Other Financial Instruments+:
Forward foreign currency contracts	—	779,997	—	779,997
Total Assets	$359,028,968	$1,660,831,483	$—	$2,019,860,451

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(6,178,408)	$—	$(6,178,408)
Total Liabilities	$—	$(6,178,408)	$—	$(6,178,408)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2009 (Unaudited) (continued)

At September 30, 2009 the following forward foreign currency contracts were outstanding for the ING Artio Foreign Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Canadian Dollar
CAD 28,000,290	BUY	12/16/09	26,016,167	26,155,809	$139,642
Czech Koruna
CZK 10,715,780	BUY	10/14/09	464,490	620,968	156,478
Czech Koruna
CZK 46,581,534	BUY	10/27/09	2,520,646	2,698,363	177,717
Japanese Yen
JPY 3,227,255,088	BUY	12/16/09	35,665,203	35,971,363	306,160
Polish Zloty
PLN 26,097,037	BUY	10/20/09	9,762,511	9,078,168	(684,343)
Polish Zloty
PLN 44,731,184	BUY	11/19/09	16,548,189	15,525,262	(1,022,927)
					$(927,273)
Czech Koruna
CZK 10,715,780	SELL	10/14/09	581,747	620,968	$(39,221)
Czech Koruna
CZK 108,918,302	SELL	10/27/09	5,434,231	6,309,392	(875,161)
Czech Koruna
CZK 86,044,622	SELL	10/27/09	4,366,639	4,984,371	(617,732)
Czech Koruna
CZK 21,451,114	SELL	10/27/09	1,091,660	1,242,615	(150,955)
Czech Koruna
CZK 132,236,008	SELL	10/27/09	6,902,751	7,660,134	(757,383)
Polish Zloty
PLN 26,097,037	SELL	10/20/09	8,323,086	9,078,168	(755,082)
Polish Zloty
PLN 10,776,270	SELL	11/19/09	3,418,054	3,740,219	(322,165)
Polish Zloty
PLN 33,954,913	SELL	11/19/09	10,831,604	11,785,043	(953,439)
					$(4,471,138)

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Foreign echange contracts	$(5,398,411)
Total	$(5,398,411)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2009 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 1.6%
		Banks: 0.6%
$1,650,000	@@, #	Suncorp-Metway Ltd., 0.668%, due 12/17/10	$1,655,041
			1,655,041
		Diversified Financial Services: 0.4%
590,000		Bear Stearns Cos., Inc., 0.370%, due 03/10/14	562,636
800,000		SLM Corp., 0.023%, due 01/31/14	477,888
			1,040,524
		Multi-National: 0.2%
445,000	@@	International Bank for Reconstruction & Development, 0.500%, due 12/10/13	428,557
			428,557
		Telecommunications: 0.4%
1,105,000	#	Verizon Wireless Capital LLC, 3.025%, due 05/20/11	1,143,698
			1,143,698
		Total Corporate Bonds/Notes (Cost $4,446,187)	4,267,820
U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.9%
		Federal Home Loan Mortgage Corporation##: 4.6%
11,980,685		4.500%, due 08/01/39	12,140,427
			12,140,427
		Federal National Mortgage Association##: 4.6%
11,953,903		4.500%, due 07/01/39	12,128,230
			12,128,230
		Government National Mortgage Association: 4.7%
11,958,870		4.500%, due 07/15/39	12,164,413
			12,164,413
		Total U.S. Government Agency Obligations (Cost $36,233,541)	36,433,070
U.S. TREASURY OBLIGATIONS: 54.3%
		U.S. Treasury Notes: 1.5%
3,835,000		3.625%, due 08/15/19	3,937,467
			3,937,467
		Treasury Inflation Indexed Protected Securities(ip): 52.8%
5,724,000		1.375%, due 07/15/18	5,668,095
10,801,000		1.625%, due 01/15/15-01/15/18	12,012,254
9,411,000		1.750%, due 01/15/28	9,290,094
5,096,000	S	1.875%, due 07/15/13	6,180,558
3,939,000		1.875%, due 07/15/15-07/15/19	4,257,113
23,192,000		2.000%, due 01/15/14-01/15/26	26,817,510
4,219,000		2.125%, due 01/15/19	4,449,983
12,367,000	S	2.375%, due 01/15/25-01/15/27	14,545,087
6,497,000		2.375%, due 01/15/17	7,391,083
11,121,000		2.500%, due 07/15/16-01/15/29	12,334,378
5,312,000		2.625%, due 07/15/17	5,998,992
7,022,000		3.000%, due 07/15/12	8,951,883
1,409,000		3.375%, due 04/15/32	2,117,072
4,273,000	S	3.625%, due 04/15/28	7,047,656
6,360,000		3.875%, due 04/15/29	10,752,725
			137,814,483
		Total U.S. Treasury Obligations (Cost $138,294,477)	141,751,950
ASSET-BACKED SECURITIES: 1.8%
		Automobile Asset-Backed Securities: 1.6%
3,400,000		Ford Credit Auto Owner Trust, 2.243%, due 08/15/11	3,424,591
537,703		Nissan Auto Receivables Owner Trust, 3.800%, due 10/15/10	540,357
119,767		USAA Auto Owner Trust, 5.010%, due 06/15/11	120,615
			4,085,563
		Home Equity Asset-Backed Securities: 0.1%
191,429		Citigroup Mortgage Loan Trust, Inc., 0.356%, due 03/25/37	144,188
			144,188
		Other Asset-Backed Securities: 0.1%
399,183		Countrywide Asset-Backed Certificates, 0.296%, due 07/25/37	372,495
			372,495
		Total Asset-Backed Securities (Cost $4,636,661)	4,602,246

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount					Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.4%
			Collateralized Mortgage Obligations: 2.4%
$1,542,006			Credit Suisse First Boston Mortgage Securities Corp., 6.505%, due 02/15/34		$1,589,267
905,000			GMAC Commercial Mortgage Securities, Inc., 4.547%, due 12/10/41		902,145
547,821			GMAC Commercial Mortgage Securities, Inc., 6.957%, due 09/15/35		569,571
700,000			GMAC Commercial Mortgage Securities, Inc., 7.594%, due 08/16/33		720,657
835,948			JPMorgan Chase Commercial Mortgage Securities Corp., 6.044%, due 11/15/35		854,554
1,500,000			JPMorgan Chase Commercial Mortgage Securities Corp., 6.429%, due 04/15/35		1,548,770
72,422			LB-UBS Commercial Mortgage Trust, 5.642%, due 12/15/25		74,635
			Total Collateralized Mortgage Obligations (Cost $6,217,139)		6,259,599
OTHER BONDS: 27.0%
			Foreign Government Bonds: 27.0%
EUR	30,910,000		Deutsche Bundesrepublik Inflation Linked, 1.750%, due 04/15/20		47,559,614
EUR	12,910,000	@	France Government International Bond OAT, 2.250%, due 07/25/20		22,909,345
			Total Other Bonds (Cost $69,997,478)		70,468,959
			Total Investments in Securities (Cost $259,825,483)*	101.0%	$263,783,644
			Other Assets and Liabilities - Net	(1.0)	(2,728,064)
			Net Assets	100.0%	$261,055,580

		@	Non-income producing security
		@@	Foreign Issuer
		#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

		EUR	EU Euro
		*	Cost for federal income tax purposes is $260,179,564.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$4,284,911
			Gross Unrealized Depreciation		(680,831)
			Net Unrealized Appreciation		$3,604,080

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$4,267,820	$—	$4,267,820
U.S. Government Agency Obligations	—	36,433,070	—	36,433,070
U.S. Treasury Obligations	—	141,751,950	—	141,751,950
Asset-Backed Securities	—	4,602,246	—	4,602,246
Collateralized Mortgage Obligations	—	6,259,599	—	6,259,599
Other Bonds	—	70,468,959	—	70,468,959
Total Investments, at value	$—	$263,783,644	$—	$263,783,644
Other Financial Instruments+:
Forward foreign currency contracts	—	147,601	—	147,601
Futures	42,006	—	—	42,006
Swaps	—	1,050,860	—	1,050,860
Total Assets	$42,006	$264,982,105	$—	$265,024,111

Liabilities Table
Other Financial Instruments+:
Futures	(600,613)	—	—	(600,613)
Swaps	—	(261,911)	—	(261,911)
Written options	—	(623,051)	—	(623,051)
Total Liabilities	$(600,613)	$(884,962)	$—	$(1,485,575)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

At September 30, 2009 the following forward foreign currency contracts were outstanding for the ING BlackRock Inflation Protected Bond Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
EU Euro
EUR 223,000	BUY	11/18/09	325,357	326,315	$958
					$958
EU Euro
EUR 7,793,500	SELL	11/18/09	11,448,090	11,404,193	$43,897
EU Euro
EUR 16,225,000	SELL	11/18/09	23,844,714	23,741,968	102,746
					$146,643

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on September 30, 2009:

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	139	12/21/09	$42,006
			$42,006
Short Contracts
Euro-Bund	250	12/08/09	(187,555)
U.S. Treasury 2-Year Note	264	12/31/09	(250,042)
U.S. Treasury 5-Year Note	168	12/31/09	(128,995)
U.S. Treasury Long Bond	38	12/21/09	(34,021)
			$(600,613)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2009:

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.595% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG, New York	02/04/11	USD	7,500,000	$73,023
Receive a fixed rate equal to 1.410% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG, New York	06/08/11	USD	26,500,000	140,403
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.463% Counterparty: Barclays Bank PLC	01/08/18	USD	3,000,000	(261,911)
				$(48,485)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements Outstanding on September 30, 2009:

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive positive total return on Barclays Capital US Treasury Inflation Linked Notes - Series L Index. Pay a floating rate based on 3-month USD-LIBOR plus 1 bps and, if negative, the absolute value of the total return on the index. Counterparty: Barclays Bank PLC, London	11/03/09	USD	19,500,000	$518,100
Receive positive total return on Barclays Capital US Treasury Inflation Linked Notes - Series L Index. Pay a floating rate based on 3-month USD-LIBOR plus 8 bps and, if negative, the absolute value of the total return on the index. Counterparty: Barclays Bank PLC, London	12/23/09	USD	52,000,000	319,334
				$837,434

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Written Options Open on September 30, 2009:

Interest Rate Swaptions

		Floating Rate Index/	Pay/Receive	Exercise	Expiration	Notional		Premium
Description	Counterparty	Underlying Reference Entity	Floating	Rate	Date	Amount		Received	Value
OTC Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	4.190%	06/25/10	USD	7,000,000	$351,750	$(194,786)
OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.190%	06/25/10	USD	7,000,000	351,750	(428,265)
								$703,500	$(623,051)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Foreign echange contracts	$147,601
Interest rate contracts	(392,709)
Total	$(245,108)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 100.3%
		Aerospace/Defense: 4.5%
57,000		Goodrich Corp.	$3,097,380
50,100		Lockheed Martin Corp.	3,911,808
62,700		Northrop Grumman Corp.	3,244,725
67,600		Raytheon Co.	3,242,772
			13,496,685
		Agriculture: 5.3%
116,900		Archer-Daniels-Midland Co.	3,415,818
50,100		Lorillard, Inc.	3,722,430
176,300		Philip Morris International, Inc.	8,592,862
			15,731,110
		Beverages: 1.1%
159,600		Coca-Cola Enterprises, Inc.	3,417,036
			3,417,036
		Biotechnology: 3.2%
107,900	@	Amgen, Inc.	6,498,817
44,800	@	Millipore Corp.	3,150,784
			9,649,601
		Building Materials: 0.2%
20,400	@	Armstrong World Industries, Inc.	702,984
			702,984
		Chemicals: 3.0%
37,900		CF Industries Holdings, Inc.	3,268,117
46,000		Lubrizol Corp.	3,287,160
73,300		Terra Industries, Inc.	2,541,311
			9,096,588
		Coal: 3.2%
91,600	@	Alpha Natural Resources, Inc.	3,215,160
92,000		Peabody Energy Corp.	3,424,240
49,300		Walter Industries, Inc.	2,960,958
			9,600,358
		Commercial Services: 3.3%
84,300	@	Hewitt Associates, Inc.	3,071,049
57,000		Manpower, Inc.	3,232,470
194,600		Western Union Co.	3,681,832
			9,985,351
		Computers: 6.6%
18,700	@	Apple, Inc.	3,466,419
41,500	@	Cognizant Technology Solutions Corp.	1,604,390
188,100	@	EMC Corp.	3,205,224
37,500		International Business Machines Corp.	4,485,375
122,100	@	Teradata Corp.	3,360,192
95,700	@	Western Digital Corp.	3,495,921
			19,617,521
		Cosmetics/Personal Care: 0.2%
7,700		Procter & Gamble Co.	445,984
			445,984
		Distribution/Wholesale: 1.0%
70,800	@	Tech Data Corp.	2,945,988
			2,945,988
		Electric: 2.3%
246,300	@	AES Corp.	3,650,166
272,800	@	Calpine Corp.	3,142,656
			6,792,822
		Electronics: 1.1%
86,300	@@	Garmin Ltd.	3,256,962
			3,256,962
		Engineering & Construction: 1.1%
101,400	@	Shaw Group, Inc.	3,253,926
			3,253,926
		Food: 0.1%
12,600		Sara Lee Corp.	140,364
			140,364
		Healthcare - Products: 4.0%
75,700	@	Hospira, Inc.	3,376,220
87,900		Johnson & Johnson	5,352,231
88,400	@	Kinetic Concepts, Inc.	3,269,032
			11,997,483
		Healthcare - Services: 8.1%
104,200		Aetna, Inc.	2,899,886
87,500	@	Community Health Systems, Inc.	2,793,875
134,400	@	Coventry Health Care, Inc.	2,682,624
417,700	@	Health Management Associates, Inc.	3,128,573
80,200	@	Humana, Inc.	2,991,460
97,300	@	Lincare Holdings, Inc.	3,040,625

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
23,600		Quest Diagnostics	$1,231,684
105,900		UnitedHealth Group, Inc.	2,651,736
61,500	@	WellPoint, Inc.	2,912,640
			24,333,103
		Insurance: 1.0%
85,100	@@	Endurance Specialty Holdings Ltd.	3,103,597
			3,103,597
		Internet: 0.3%
1,600	@	Google, Inc. - Class A	793,360
			793,360
		Machinery - Construction & Mining: 0.9%
53,700		Joy Global, Inc.	2,628,078
			2,628,078
		Miscellaneous Manufacturing: 4.1%
95,300		Brink’s Co.	2,564,523
90,400		Carlisle Cos., Inc.	3,065,464
69,200		Dover Corp.	2,682,192
29,300		Harsco Corp.	1,037,513
58,200		ITT Corp.	3,035,130
			12,384,822
		Oil & Gas: 8.3%
94,100	@	Atwood Oceanics, Inc.	3,318,907
37,000	L	Diamond Offshore Drilling	3,534,240
206,800		Frontier Oil Corp.	2,878,656
48,900		Murphy Oil Corp.	2,815,173
201,500		Patterson-UTI Energy, Inc.	3,042,650
99,800	@	Pride International, Inc.	3,037,912
129,900		Rowan Cos., Inc.	2,996,793
209,300		Tesoro Corp.	3,135,314
			24,759,645
		Oil & Gas Services: 2.4%
101,800	@	Dresser-Rand Group, Inc.	3,162,926
14,200	@	FMC Technologies, Inc.	741,808
55,000	@	Oceaneering International, Inc.	3,121,250
			7,025,984
		Packaging & Containers: 2.0%
61,900		Ball Corp.	3,045,480
118,100	@	Pactiv Corp.	3,076,505
			6,121,985
		Pharmaceuticals: 11.0%
157,200		AmerisourceBergen Corp.	3,518,136
70,000	@	Endo Pharmaceuticals Holdings, Inc.	1,584,100
98,500	@	Forest Laboratories, Inc.	2,899,840
85,100	@@	Herbalife Ltd.	2,786,174
16,700		McKesson Corp.	994,485
81,800	@	Medco Health Solutions, Inc.	4,524,358
102,200		Omnicare, Inc.	2,301,544
182,000		Schering-Plough Corp.	5,141,500
120,100	@	Sepracor, Inc.	2,750,290
74,500	@	Watson Pharmaceuticals, Inc.	2,729,680
78,600		Wyeth	3,818,388
			33,048,495
		Pipelines: 0.7%
213,300		El Paso Corp.	2,201,256
			2,201,256
		Retail: 6.6%
68,800		Advance Auto Parts, Inc.	2,702,464
159,600		Gap, Inc.	3,415,440
158,800		Limited Brands, Inc.	2,698,012
186,100		RadioShack Corp.	3,083,677
70,800		Ross Stores, Inc.	3,382,116
106,300		TJX Cos., Inc.	3,949,045
12,200		Wal-Mart Stores, Inc.	598,898
			19,829,652
		Semiconductors: 2.1%
101,400	@, @@	Marvell Technology Group Ltd.	1,641,666
201,100		Texas Instruments, Inc.	4,764,059
			6,405,725
		Software: 8.9%
83,500	@	BMC Software, Inc.	3,133,755
127,400		Broadridge Financial Solutions ADR	2,560,740
158,000		CA, Inc.	3,474,420
178,300		IMS Health, Inc.	2,736,905
210,100		Microsoft Corp.	5,439,489
131,900	@	Novell, Inc.	594,869
252,000		Oracle Corp.	5,251,680
87,100	@	Sybase, Inc.	3,388,190
			26,580,048
		Telecommunications: 2.4%
113,200	@, @@	Amdocs Ltd.	3,042,816
75,700	@	Cisco Systems, Inc.	1,781,978
623,300	L	Qwest Communications International, Inc.	2,374,773
			7,199,567

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Transportation: 1.3%
17,100		Con-way, Inc.		$655,272
19,500		Landstar System, Inc.		742,170
52,900		Tidewater, Inc.		2,491,061
				3,888,503
		Total Common Stock
		(Cost $274,871,154)		300,434,583
SHORT-TERM INVESTMENTS: 2.2%
		Affiliated Mutual Fund: 0.0%
121,424		ING Institutional Prime Money Market Fund - Class I		121,424
		Total Mutual Fund
		(Cost $121,424)		121,424

Principal Amount				Value
		Securities Lending Collateral(cc): 2.2%
$6,130,002		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$6,130,002
468,580		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		374,864
		Total Securities Lending Collateral
		(Cost $6,598,582)		6,504,866
		Total Short-Term Investments
		(Cost $6,720,006)		6,626,290
		Total Investments in Securities
		(Cost $281,591,160)*	102.5%	$307,060,873
		Other Assets and Liabilities - Net	(2.5)	(7,363,080)
		Net Assets	100.0%	$299,697,793

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $286,009,203.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$28,413,967
		Gross Unrealized Depreciation		(7,362,297)
		Net Unrealized Appreciation		$21,051,670

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$300,434,583	$—	$—	$300,434,583
Short-Term Investments	6,251,426	374,864	—	6,626,290
Total Investments, at value	$306,686,009	$374,864	$—	$307,060,873

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 100.2%
		Aerospace/Defense: 1.4%
66,600		Northrop Grumman Corp.	$3,446,550
			3,446,550
		Agriculture: 2.7%
47,600		Archer-Daniels-Midland Co.	1,390,872
36,200		Lorillard, Inc.	2,689,660
64,700		Reynolds American, Inc.	2,880,444
			6,960,976
		Auto Manufacturers: 0.9%
71,400		Oshkosh Truck Corp.	2,208,402
			2,208,402
		Banks: 5.0%
126,600		Bank of America Corp.	2,142,072
36,200		Goldman Sachs Group, Inc.	6,673,470
71,400		JPMorgan Chase & Co.	3,128,748
21,900		Wells Fargo & Co.	617,142
			12,561,432
		Beverages: 1.1%
128,500		Coca-Cola Enterprises, Inc.	2,751,185
			2,751,185
		Biotechnology: 0.9%
39,000	@	Amgen, Inc.	2,348,970
			2,348,970
		Chemicals: 1.4%
12,400		CF Industries Holdings, Inc.	1,069,252
35,200		Lubrizol Corp.	2,515,392
			3,584,644
		Commercial Services: 1.2%
52,400		Manpower, Inc.	2,971,604
21,900		Service Corp. International	153,519
			3,125,123
		Computers: 3.2%
56,200	@	Computer Sciences Corp.	2,962,302
97,100	@	Teradata Corp.	2,672,192
70,500	@	Western Digital Corp.	2,575,365
			8,209,859
		Distribution/Wholesale: 2.0%
102,800	@	Ingram Micro, Inc.	1,732,180
62,800	@	Tech Data Corp.	2,613,108
21,900	@, L	Wesco International, Inc.	630,720
			4,976,008
		Electric: 5.9%
192,300	@	AES Corp.	2,849,886
214,200		CMS Energy Corp.	2,870,280
926,400	@	Dynegy, Inc. - Class A	2,362,320
33,300		Edison International	1,118,214
159,000	@	Mirant Corp.	2,612,370
107,600	@	NRG Energy, Inc.	3,033,244
			14,846,314
		Electronics: 0.2%
18,100	@	Thomas & Betts Corp.	544,448
			544,448
		Engineering & Construction: 1.5%
122,800		KBR, Inc.	2,860,012
26,700	@	Shaw Group, Inc.	856,803
			3,716,815
		Food: 0.8%
165,700		Del Monte Foods Co.	1,918,806
			1,918,806
		Forest Products & Paper: 1.2%
131,400		International Paper Co.	2,921,022
10,500		MeadWestvaco Corp.	234,255
			3,155,277
		Gas: 3.0%
28,600		Atmos Energy Corp.	805,948
204,700		NiSource, Inc.	2,843,283
95,200		Southern Union Co.	1,979,208
75,200		UGI Corp.	1,884,512
			7,512,951
		Healthcare - Products: 0.8%
53,300	@	Kinetic Concepts, Inc.	1,971,034
			1,971,034
		Healthcare - Services: 8.2%
103,800		Aetna, Inc.	2,888,754
83,800	@	Community Health Systems, Inc.	2,675,734

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
118,100	@	Coventry Health Care, Inc.	$2,357,276
20,000	@	Health Net, Inc.	308,000
74,300	@	Humana, Inc.	2,771,390
82,800	@	Lincare Holdings, Inc.	2,587,500
152,300		UnitedHealth Group, Inc.	3,813,592
72,400	@	WellPoint, Inc.	3,428,864
			20,831,110
		Insurance: 10.3%
48,600	@	Allied World Assurance Holdings Ltd.	2,329,398
104,700		American Financial Group, Inc.	2,669,850
23,800	@@	Axis Capital Holdings Ltd.	718,284
70,500		Chubb Corp.	3,553,905
48,600	@@	Endurance Specialty Holdings Ltd.	1,772,442
10,500	@@	Everest Re Group Ltd.	920,850
100,000		HCC Insurance Holdings, Inc.	2,735,000
39,000	@@	PartnerRe Ltd.	3,000,660
49,500	@@	RenaissanceRe Holdings Ltd.	2,710,620
4,800		Stancorp Financial Group, Inc.	193,776
54,300		Travelers Cos., Inc.	2,673,189
133,300		UnumProvident Corp.	2,857,952
			26,135,926
		Metal Fabricate/Hardware: 0.8%
45,700		Commercial Metals Co.	818,030
47,600		Timken Co.	1,115,268
			1,933,298
		Miscellaneous Manufacturing: 1.6%
14,300		Carlisle Cos., Inc.	484,913
210,400		General Electric Co.	3,454,768
			3,939,681
		Oil & Gas: 18.1%
64,700		Anadarko Petroleum Corp.	4,058,631
1,900	@	Atwood Oceanics, Inc.	67,013
28,600		Chevron Corp.	2,014,298
125,700		ConocoPhillips	5,676,612
48,600		ENSCO International, Inc.	2,067,444
101,900		ExxonMobil Corp.	6,991,359
158,100		Frontier Oil Corp.	2,200,752
111,400		Marathon Oil Corp.	3,553,660
51,400		Murphy Oil Corp.	2,959,098
143,800	@, @@	Nabors Industries Ltd.	3,005,420
183,800		Patterson-UTI Energy, Inc.	2,775,380
86,600	@	Pride International, Inc.	2,636,104
113,300		Rowan Cos., Inc.	2,613,831
182,800		Tesoro Corp.	2,738,344
128,500		Valero Energy Corp.	2,491,615
			45,849,561
		Oil & Gas Services: 3.7%
93,300	@	Helix Energy Solutions Group, Inc.	1,397,634
80,900	@	National Oilwell Varco, Inc.	3,489,217
77,100	@	Oil States International, Inc.	2,708,523
21,900	@	SEACOR Holdings, Inc.	1,787,697
			9,383,071
		Packaging & Containers: 2.3%
34,300		Ball Corp.	1,687,560
53,300		Bemis Co.	1,381,003
101,900	@	Pactiv Corp.	2,654,495
			5,723,058
		Pharmaceuticals: 7.5%
117,100		AmerisourceBergen Corp.	2,620,698
123,800	@	Endo Pharmaceuticals Holdings, Inc.	2,801,594
106,600	@	Forest Laboratories, Inc.	3,138,304
51,400		McKesson Corp.	3,060,870
37,100		Pfizer, Inc.	614,005
76,200	@	Watson Pharmaceuticals, Inc.	2,791,968
81,900		Wyeth	3,978,702
			19,006,141
		Pipelines: 1.1%
280,900		El Paso Corp.	2,898,888
			2,898,888
		Retail: 3.4%
60,900	L	Barnes & Noble, Inc.	1,353,198
120,900		Gap, Inc.	2,587,260
119,000		Limited Brands, Inc.	2,021,810
162,800		RadioShack Corp.	2,697,596
			8,659,864
		Software: 2.2%
48,600		Broadridge Financial Solutions ADR	976,860
119,000		CA, Inc.	2,616,810
132,300		IMS Health, Inc.	2,030,805
			5,624,475
		Telecommunications: 6.0%
98,100		AT&T, Inc.	2,649,681

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Telecommunications (continued)
89,500		CenturyTel, Inc.		$3,007,200
756,000		Qwest Communications International, Inc.		2,880,360
223,800		Verizon Communications, Inc.		6,774,426
				15,311,667
		Transportation: 1.8%
24,800		CSX Corp.		1,038,128
9,500		Ryder System, Inc.		371,070
7,600	@@	Teekay Shipping Corp.		166,212
61,900		Tidewater, Inc.		2,914,871
				4,490,281
		Total Common Stock
		(Cost $232,518,316)		253,625,815
SHORT-TERM INVESTMENTS: 2.2%
		Affiliated Mutual Fund: 0.4%
972,695		ING Institutional Prime Money Market Fund - Class I		972,695
		Total Mutual Fund
		(Cost $972,695)		972,695

Principal Amount				Value
		Securities Lending Collateral(cc): 1.8%
$4,314,001		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$4,314,001
266,221		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		212,977
		Total Securities Lending Collateral
		(Cost $4,580,222)		4,526,978
		Total Short-Term Investments
		(Cost $5,552,917)		5,499,673

		Total Investments in Securities
		(Cost $238,071,233)*	102.4%	$259,125,488
		Other Assets and Liabilities - Net	(2.4)	(5,967,669)
		Net Assets	100.0%	$253,157,819

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $246,299,025.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$22,336,657
		Gross Unrealized Depreciation		(9,510,194)
		Net Unrealized Appreciation		$12,826,463

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$253,625,815	$—	$—	$253,625,815
Short-Term Investments	5,286,696	212,977	—	5,499,673
Total Investments, at value	$258,912,511	$212,977	$—	$259,125,488

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 33.7%
		Australia: 0.8%
427,200		Lend Lease Corp., Ltd.	$3,978,791
			3,978,791
		Brazil: 0.9%
349,500	@	BR Malls Participacoes SA	4,127,083
			4,127,083
		Canada: 0.2%
83,000	@	Primaris Retail Real Estate	1,178,350
			1,178,350
		China: 1.6%
2,799,500		Kwg Property Holding Ltd.	1,801,731
1,276,200		Shimao Property Holdings Ltd.	2,153,953
3,855,600		Sino-Ocean Land Holdings Ltd.	3,475,832
			7,431,516
		Finland: 0.3%
338,520	@	Sponda OYJ	1,345,615
			1,345,615
		Hong Kong: 16.2%
1,436,670		Cheung Kong Holdings Ltd.	18,162,896
846,000		China Resources Land Ltd.	1,845,498
423,600		Great Eagle Holding Co.	1,042,404
629,400		Hang Lung Group Ltd.	3,137,396
1,436,000		Hang Lung Properties Ltd.	5,257,484
476,000		Henderson Land Development Co., Ltd.	3,117,580
1,164,800		Hongkong Land Holdings Ltd.	5,033,529
1,755,190		Kerry Properties Ltd.	9,343,232
2,297,500		Shui On Land Ltd.	1,313,468
497,600		Sino Land Co.	886,508
1,500,000		Sun Hung Kai Properties Ltd.	22,032,654
1,138,675		Wharf Holdings Ltd.	6,020,597
			77,193,246
		Japan: 9.4%
86,800		Aeon Mall Co., Ltd.	1,798,826
77,700		Daito Trust Construction Co., Ltd.	3,387,406
706,300		Mitsubishi Estate Co., Ltd.	11,049,224
922,052		Mitsui Fudosan Co., Ltd.	15,525,915
1,358		NTT Urban Development Corp.	1,243,960
630,800	L	Sumitomo Realty & Development Co., Ltd.	11,490,684
			44,496,015
		Luxembourg: 0.5%
219,120		GAGFAH SA	2,459,028
			2,459,028
		Norway: 0.5%
1,488,990	@	Norwegian Property ASA	2,518,709
			2,518,709
		Singapore: 1.8%
2,647,050		CapitaLand Ltd.	6,940,786
196,000		City Developments Ltd.	1,424,883
			8,365,669
		Sweden: 0.6%
203,660		Castellum AB	1,977,815
136,300		Fabege AB	805,043
			2,782,858
		Switzerland: 0.2%
15,620	@, L	Swiss Prime Site AG	824,988
			824,988
		United Kingdom: 0.7%
150,720	@	Atrium European Real Estate Ltd.	1,084,703
81,460		Grainger PLC	388,683
118,800		Helical Bar PLC	713,256
527,500		Safestore Holdings Ltd.	1,272,828
			3,459,470
		Total Common Stock
		(Cost $139,117,514)	160,161,338
REAL ESTATE INVESTMENT TRUSTS: 63.3%
		Australia: 11.8%
1,673,900		CFS Retail Property Trust	2,955,530
10,926,071		Dexus Property Group	8,095,826
5,786,200		GPT Group	3,479,750
2,764,600	**	ING Office Fund	1,355,572
178,900		Macquarie CountryWide Trust	100,562
8,548,000	@	Macquarie Goodman Group	4,978,643
2,957,610		Mirvac Group	4,349,983
2,947,520		Stockland	10,550,155
1,654,030		Westfield Group	20,188,889
			56,054,910

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Canada: 0.8%
97,600	@	Calloway Real Estate Investment Trust	$1,732,032
35,000		Canadian Real Estate Investment Trust	843,413
86,400	L	RioCan Real Estate Investment Trust	1,452,576
			4,028,021
		France: 5.7%
18,790		Gecina SA	2,247,833
8,930		ICADE	957,477
174,116		Klepierre	6,924,371
83,126	L	Mercialys	3,304,765
65,089		Unibail	13,555,095
			26,989,541
		Hong Kong: 0.6%
1,225,300		Link Real Estate Investment Trust	2,692,905
			2,692,905
		Japan: 3.8%
319		Frontier Real Estate Investment Corp.	2,463,994
58		Japan Excellent, Inc.	315,454
234		Japan Logistics Fund, Inc.	1,897,773
324		Japan Real Estate Investment Corp.	2,644,895
180		Japan Retail Fund Investment Corp.	972,996
533		Kenedix Realty Investment Corp.	1,994,934
174		Nippon Accommodations Fund, Inc.	965,405
165		Nippon Building Fund, Inc.	1,468,866
39		Nomura Real Estate Office Fund, Inc.	258,553
591		Orix JREIT, Inc.	3,052,731
56		Top REIT, Inc.	268,885
323		United Urban Investment Corp.	1,883,940
			18,188,426
		Netherlands: 1.1%
56,513		Corio NV	3,906,103
34,594		Eurocommercial Properties NV	1,371,596
			5,277,699
		Singapore: 1.5%
2,724,480	@, L	Ascendas Real Estate Investment Trust	3,718,342
2,498,479		CapitaMall Trust	3,265,399
			6,983,741
		United Kingdom: 5.5%
846,791		British Land Co. PLC	6,446,971
56,100		Derwent Valley Holdings PLC	1,096,068
661,239		Hammerson PLC	4,172,898
891,203		Land Securities Group PLC	8,923,164
607,757		Liberty International PLC	4,672,725
107,322		Segro PLC	632,167
			25,943,993
		United States: 32.5%
92,351		Acadia Realty Trust	1,391,730
60,000		Alexandria Real Estate Equities, Inc.	3,261,000
187,300		AMB Property Corp.	4,298,535
197,700		Apartment Investment & Management Co.	2,916,075
65,525		AvalonBay Communities, Inc.	4,765,633
73,800		Boston Properties, Inc.	4,837,590
91,000		BRE Properties, Inc.	2,848,300
86,100		Camden Property Trust	3,469,830
11,050		Corporate Office Properties Trust SBI MD	407,524
106,000		Digital Realty Trust, Inc.	4,845,260
272,300		Duke Realty Corp.	3,270,323
77,300		Equity Residential	2,373,110
24,480		Essex Property Trust, Inc.	1,948,118
140,600	@	Extra Space Storage, Inc.	1,483,330
51,100		Federal Realty Investment Trust	3,136,007
240,900		HCP, Inc.	6,923,466
117,400		Highwoods Properties, Inc.	3,692,230
577,405	@	Host Hotels & Resorts, Inc.	6,796,057
138,000		Kimco Realty Corp.	1,799,520
185,100		Liberty Property Trust	6,021,303
149,779		Macerich Co.	4,542,797
213,200		Nationwide Health Properties, Inc.	6,607,068
154,669		Omega Healthcare Investors, Inc.	2,477,797
564,900		Prologis	6,733,608
50,794		Public Storage, Inc.	3,821,741
77,500		Regency Centers Corp.	2,871,375
330,866		Simon Property Group, Inc.	22,972,026
78,200		SL Green Realty Corp.	3,429,070
75,400		Tanger Factory Outlet Centers, Inc.	2,815,436
70,200		Taubman Centers, Inc.	2,532,816
231,775		UDR, Inc.	3,648,139
176,000		Ventas, Inc.	6,776,000
178,563		Vornado Realty Trust	11,501,243
156,500		Weingarten Realty Investors	3,117,480
			154,331,537
		Total Real Estate Investment Trusts
		(Cost $248,276,797)	300,490,773

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
MUTUAL FUNDS: 0.3%
		Luxembourg: 0.3%
258,888	@	Prologis European Properties		$1,618,191
		Total Mutual Funds
		(Cost $1,213,575)		1,618,191
		Total Long-Term Investments
		(Cost $388,607,886)		462,270,302
SHORT-TERM INVESTMENTS: 4.2%
		Affiliated Mutual Fund: 1.7%
8,169,110		ING Institutional Prime Money Market Fund - Class I		8,169,110
		Total Mutual Fund
		(Cost $8,169,110)		8,169,110

Principal Amount				Value
		Securities Lending Collateral(cc): 2.5%
$11,258,003		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$11,258,003
372,743		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		298,195
		Total Securities Lending Collateral
		(Cost $11,630,746)		11,556,198
		Total Short-Term Investments
		(Cost $19,799,856)		19,725,308
		Total Investments in Securities
		(Cost $408,407,742)*	101.5%	$481,995,610
		Other Assets and Liabilities - Net	(1.5)	(7,156,624)
		Net Assets	100.0%	$474,838,986

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $480,545,568.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$83,470,263
		Gross Unrealized Depreciation		(82,020,221)
		Net Unrealized Appreciation		$1,450,042

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of September 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Apartments	4.8%
Closed-End Funds	0.3
Diversified	25.9
Healthcare	4.8
Holding Companies - Diversified	1.2
Hotels	1.5
Lodging	0.3
Office Property	5.4
Real Estate	31.9
Regional Malls	6.3
Shopping Centers	10.8
Storage	1.1
Storage/Warehousing	0.3
Warehouse/Industrial	2.7
Short-Term Investments	4.2
Other Assets and Liabilities - Net	(1.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Australia	$—	$3,978,791	$—	$3,978,791
Brazil	4,127,083	—	—	4,127,083
Canada	1,178,350	—	—	1,178,350
China	—	7,431,516	—	7,431,516
Finland	—	1,345,615	—	1,345,615
Hong Kong	—	77,193,246	—	77,193,246
Japan	—	44,496,015	—	44,496,015
Luxembourg	—	2,459,028	—	2,459,028
Norway	—	2,518,709	—	2,518,709
Singapore	—	8,365,669	—	8,365,669
Sweden	—	2,782,858	—	2,782,858
Switzerland	—	824,988	—	824,988
United Kingdom	—	3,459,470	—	3,459,470
Total Common Stock	5,305,433	154,855,905	—	160,161,338
Real Estate Investment Trusts	158,359,558	142,131,215	—	300,490,773
Mutual Funds	—	1,618,191	—	1,618,191
Short-Term Investments	19,427,113	298,195	—	19,725,308
Total Investments, at value	$183,092,104	$298,903,506	$—	$481,995,610

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(21,743)	$—	$(21,743)
Total Liabilities	$—	$(21,743)	$—	$(21,743)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of September 30, 2009 (Unaudited) (continued)

At September 30, 2009 the following forward foreign currency contracts were outstanding for the ING Clarion Global Real Estate Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
British Pound
GBP 488,500	BUY	10/5/09	802,425	780,682	$(21,743)
					$(21,743)

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Foreign echange contracts	$(21,743)
Total	$(21,743)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Clarion Real Estate Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 98.8%
		Apartments: 14.5%
660,378		Apartment Investment & Management Co.	$9,740,576
301,992		AvalonBay Communities, Inc.	21,963,878
357,920		BRE Properties, Inc.	11,202,896
346,200		Camden Property Trust	13,951,860
644,171		Equity Residential	19,776,050
64,550		Essex Property Trust, Inc.	5,136,889
869,603		UDR, Inc.	13,687,551
			95,459,700
		Diversified: 14.4%
288,400		Colonial Properties Trust	2,739,800
374,257	L	Digital Realty Trust, Inc.	17,107,287
970,737		Duke Realty Corp.	11,658,551
630,145		Liberty Property Trust	20,498,617
662,666		Vornado Realty Trust	42,682,317
			94,686,572
		Healthcare: 13.1%
810,052		HCP, Inc.	23,280,894
171,495		Health Care Real Estate Investment Trust, Inc.	7,137,622
582,119		Nationwide Health Properties, Inc.	18,039,868
678,062		Omega Healthcare Investors, Inc.	10,862,553
686,240		Ventas, Inc.	26,420,240
			85,741,177
		Hotels: 5.5%
530,421	@	Hospitality Properties Trust	10,804,676
2,122,635	@	Host Hotels & Resorts, Inc.	24,983,415
			35,788,091
		Manufactured Homes: 1.9%
288,066		Equity Lifestyle Properties, Inc.	12,326,344
			12,326,344
		Office Property: 12.2%
256,371		Alexandria Real Estate Equities, Inc.	13,933,764
367,296		Boston Properties, Inc.	24,076,253
904,500		Brandywine Realty Trust	9,985,680
96,838		Corporate Office Properties Trust SBI MD	3,571,385
471,947		Highwoods Properties, Inc.	14,842,733
313,154		SL Green Realty Corp.	13,731,803
			80,141,618
		Regional Malls: 16.7%
825,200		CBL & Associates Properties, Inc.	8,004,440
564,691		Macerich Co.	17,127,078
1,069,254		Simon Property Group, Inc.	74,238,305
281,274		Taubman Centers, Inc.	10,148,366
			109,518,189
		Shopping Centers: 9.2%
365,269		Acadia Realty Trust	5,504,604
246,588		Federal Realty Investment Trust	15,133,106
682,778		Kimco Realty Corp.	8,903,425
299,603		Regency Centers Corp.	11,100,291
212,649		Tanger Factory Outlet Centers, Inc.	7,940,314
576,732		Weingarten Realty Investors	11,488,501
			60,070,241
		Storage: 5.2%
470,996	@	Extra Space Storage, Inc.	4,969,008
324,664		Public Storage, Inc.	24,427,719
755,000		U-Store-It Trust	4,718,750
			34,115,477
		Warehouse/Industrial: 6.1%
713,578		AMB Property Corp.	16,376,615
1,960,963		Prologis	23,374,679
			39,751,294
		Total Real Estate Investment Trusts
		(Cost $535,497,644)	647,598,703
SHORT-TERM INVESTMENTS: 4.2%
		Affiliated Mutual Fund: 1.9%
12,402,912		ING Institutional Prime Money Market Fund - Class I	12,402,912
		Total Mutual Fund
		(Cost $12,402,912)	12,402,912

Principal Amount			Value
		Securities Lending Collateral(cc): 2.3%
$12,433,004		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)	$12,433,004
3,758,883		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)	3,007,107
		Total Securities Lending Collateral
		(Cost $16,191,887)	15,440,111

PORTFOLIO OF INVESTMENTS
ING Clarion Real Estate Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount				Value
		Total Short-Term Investments
		(Cost $28,594,799)		$27,843,023
		Total Investments in Securities
		(Cost $564,092,443)*	103.0%	$675,441,726
		Other Assets and Liabilities - Net	(3.0)	(19,665,313)
		Net Assets	100.0%	$655,776,413

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $641,640,256.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$115,158,953
		Gross Unrealized Depreciation		(81,357,483)
		Net Unrealized Appreciation		$33,801,470

PORTFOLIO OF INVESTMENTS
ING Clarion Real Estate Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Real Estate Investment Trusts	$647,598,703	$—	$—	$647,598,703
Short-Term Investments	24,835,916	3,007,107	—	27,843,023
Total Investments, at value	$672,434,619	$3,007,107	$—	$675,441,726

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 93.0%
		Biotechnology: 25.0%
81,020	@	Alexion Pharmaceuticals, Inc.	$3,608,631
87,770	@	AMAG Pharmaceuticals, Inc.	3,833,794
76,775	@	Amgen, Inc.	4,624,158
153,008	@	Celera Corp.	953,240
85,424	@	Celgene Corp.	4,775,202
84,702	@	Charles River Laboratories International, Inc.	3,132,280
277,292	@	Enzo Biochem, Inc.	1,963,227
37,147	@	Facet Biotech Corp.	642,272
58,909	@	Genzyme Corp.	3,341,908
116,686	@	Gilead Sciences, Inc.	5,435,234
55,355	@	Human Genome Sciences, Inc.	1,041,781
155,066	@	Incyte Corp.	1,046,696
104,305	@	Life Technologies Corp.	4,855,398
94,244	@	Myriad Genetics, Inc.	2,582,286
146,181	@	Novavax, Inc.	578,877
61,512	@	United Therapeutics Corp.	3,013,473
108,184	@	Vertex Pharmaceuticals, Inc.	4,100,174
			49,528,631
		Chemicals: 1.6%
32,404	@@	Bayer AG	2,242,940
11,829		Monsanto Co.	915,565
			3,158,505
		Healthcare - Products: 25.5%
108,499	@	Abiomed, Inc.	1,053,525
39,129	@@	Alcon, Inc.	5,426,018
47,772		Baxter International, Inc.	2,723,482
28,246		Becton Dickinson & Co.	1,970,159
78,958	@	Cepheid, Inc.	1,043,825
80,135	@@	Covidien PLC	3,466,640
127,788	@	Electro-Optical Sciences, Inc.	1,224,209
40,642	@@	Fresenius AG	1,994,473
134,566	@	Inverness Medical Innovations, Inc.	5,211,741
38,049		Johnson & Johnson	2,316,804
54,631		Medtronic, Inc.	2,010,421
133,543	@	NMT Medical, Inc.	275,099
42,350	@	NuVasive, Inc.	1,768,536
118,057	@, @@	Qiagen NV	2,512,253
86,985	@	Resmed, Inc.	3,931,722
76,847	@	St. Jude Medical, Inc.	2,997,801
63,947		Stryker Corp.	2,905,112
95,008	@	Thoratec Corp.	2,875,892
60,065	@	Zimmer Holdings, Inc.	3,210,474
81,963	@	Zoll Medical Corp.	1,763,844
			50,682,030
		Healthcare - Services: 5.9%
101,419		Aetna, Inc.	2,822,491
108,605		Cigna Corp.	3,050,714
42,986	@@	Fresenius Medical Care AG & Co. KGaA	2,138,072
202,114	@	Orchid Cellmark, Inc.	339,552
138,803		UnitedHealth Group, Inc.	3,475,627
			11,826,456
		Pharmaceuticals: 31.7%
65,940		Abbott Laboratories	3,262,052
46,366		Allergan, Inc.	2,631,734
1,058,059	@, @@	Antisoma PLC	594,560
63,458	@	Auxilium Pharmaceuticals, Inc.	2,170,898
92,646	@	Biodel, Inc.	497,509
113,885	@	BioMarin Pharmaceuticals, Inc.	2,059,041
156,379	@, @@	Biovail Corp.	2,412,928
160,509		Bristol-Myers Squibb Co.	3,614,663
52,297	@	Cephalon, Inc.	3,045,777
154,014	@, @@	Eurand NV	2,331,772
59,514	@	Express Scripts, Inc.	4,617,096
116,000	@	Inspire Pharmaceuticals, Inc.	605,520
69,979	@	Medco Health Solutions, Inc.	3,870,538
65,718		Merck & Co., Inc.	2,078,660
84,409	@	Onyx Pharmaceuticals, Inc.	2,529,738
63,320	@	Par Pharmaceutical Cos., Inc.	1,362,013
405,448		Pfizer, Inc.	6,710,162
162,128		Schering-Plough Corp.	4,580,116
69,029	@@	Shire PLC ADR	3,609,526
165,671	@	Spectrum Pharmaceuticals, Inc.	1,114,966
57,089	@@	Teva Pharmaceutical Industries Ltd. ADR	2,886,420
909,858	@, @@	Theratechnologies, Inc.	2,201,029

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Pharmaceuticals (continued)
76,584	@	Vanda Pharmaceuticals, Inc.		$891,438
144,581	@, @@	Warner Chilcott PLC		3,125,841
				62,803,997
		Retail: 2.1%
115,092		CVS Caremark Corp.		4,113,388
				4,113,388
		Software: 1.2%
29,997	@	Cerner Corp.		2,243,776
1,823,990	@, @@, I	Medipattern Corp.		229,990
				2,473,766
		Total Common Stock
		(Cost $174,287,728)		184,586,773
WARRANTS: 0.1%
		Biotechnology: 0.1%
133,228	I	Novavax, Inc.		170,532
		Total Warrants
		(Cost $-)		170,532
		Total Long-Term Investments
		(Cost $174,287,728)		184,757,305
SHORT-TERM INVESTMENTS: 4.6%
		Affiliated Mutual Fund: 4.6%
9,109,986		ING Institutional Prime Money Market Fund - Class I		9,109,986
		Total Short-Term Investments
		(Cost $9,109,986)		9,109,986
		Total Investments in Securities
		(Cost $183,397,714)*	97.7%	$193,867,291
		Other Assets and Liabilities - Net	2.3	4,486,940
		Net Assets	100.0%	$198,354,231

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	I	Illiquid security
	*	Cost for federal income tax purposes is $184,288,276.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$23,390,598
		Gross Unrealized Depreciation		(13,811,583)
		Net Unrealized Appreciation		$9,579,015

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio's assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Biotechnology	$49,528,631	$—	$—	$49,528,631
Chemicals	915,565	2,242,940	—	3,158,505
Healthcare - Products	48,687,557	1,994,473	—	50,682,030
Healthcare - Services	9,688,384	2,138,072	—	11,826,456
Pharmaceuticals	62,209,437	594,560	—	62,803,997
Retail	4,113,388	—	—	4,113,388
Software	2,473,766	—	—	2,473,766
Total Common Stock	177,616,728	6,970,045	—	184,586,773
Warrants	—	170,532	—	170,532
Short-Term Investments	9,109,986	—	—	9,109,986
Total Investments, at value	$186,726,714	$7,140,577	$—	$193,867,291

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 98.9%
		Advertising: 1.9%
170,821		Omnicom Group	$6,310,128
			6,310,128
		Apparel: 2.5%
582,875	@	Timberland Co.	8,113,620
			8,113,620
		Beverages: 0.9%
52,791		Coca-Cola Co.	2,834,877
			2,834,877
		Biotechnology: 7.0%
136,675	@	Amgen, Inc.	8,231,935
290,213	@	Biogen Idec, Inc.	14,661,561
			22,893,496
		Commercial Services: 10.3%
102,572		Automatic Data Processing, Inc.	4,031,080
673,000		SEI Investments Co.	13,244,640
235,800		Visa, Inc.	16,296,138
			33,571,858
		Cosmetics/Personal Care: 0.8%
43,764		Procter & Gamble Co.	2,534,811
			2,534,811
		Diversified Financial Services: 5.5%
204,298		American Express Co.	6,925,702
357,024		Legg Mason, Inc.	11,078,455
			18,004,157
		Food: 2.5%
243,580		McCormick & Co., Inc.	8,267,105
			8,267,105
		Healthcare - Products: 4.9%
129,432		Medtronic, Inc.	4,763,098
212,041	@	Zimmer Holdings, Inc.	11,333,591
			16,096,689
		Healthcare - Services: 0.4%
29,099	@	WellPoint, Inc.	1,378,129
			1,378,129
		Household Products/Wares: 1.7%
93,759		Clorox Co.	5,514,904
			5,514,904
		Insurance: 1.0%
136,405		Marsh & McLennan Cos., Inc.	3,373,296
			3,373,296
		Internet: 16.4%
203,427	@	Amazon.com, Inc.	18,991,945
279,154	@	Blue Nile, Inc.	17,341,047
34,665	@	Google, Inc. - Class A	17,188,640
			53,521,632
		Media: 4.5%
224,803		Factset Research Systems, Inc.	14,890,951
			14,890,951
		Oil & Gas: 0.9%
22,150		Chevron Corp.	1,560,025
34,244		ConocoPhillips	1,546,459
			3,106,484
		Oil & Gas Services: 4.1%
164,711		Schlumberger Ltd.	9,816,776
175,863	@	Weatherford International Ltd.	3,645,640
			13,462,416
		Pharmaceuticals: 5.9%
107,350		Bristol-Myers Squibb Co.	2,417,522
172,134		Merck & Co., Inc.	5,444,598
228,042	@@	Novartis AG ADR	11,488,756
			19,350,876
		Retail: 1.6%
97,860		Home Depot, Inc.	2,606,990
56,715		Target Corp.	2,647,456
			5,254,446
		Semiconductors: 6.1%
729,463		Altera Corp.	14,961,286
178,525		Linear Technology Corp.	4,932,646
			19,893,932
		Software: 7.9%
250,460		Microsoft Corp.	6,484,409
232,660	@	MSCI, Inc. - Class A	6,891,389
597,667		Oracle Corp.	12,455,380
			25,831,178
		Telecommunications: 5.0%
279,420	@	Cisco Systems, Inc.	6,577,547

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Telecommunications (continued)
217,880		Qualcomm, Inc.		$9,800,242
				16,377,789
		Transportation: 7.1%
422,176		Expeditors International Washington, Inc.		14,839,486
146,590		United Parcel Service, Inc. - Class B		8,277,937
				23,117,423
		Total Common Stock
		(Cost $288,549,355)		323,700,197
SHORT-TERM INVESTMENTS: 2.7%
		Affiliated Mutual Fund: 2.7%
8,634,156		ING Institutional Prime Money Market Fund - Class I		8,634,156
		Total Short-Term Investments
		(Cost $8,634,156)		8,634,156
		Total Investments in Securities
		(Cost $297,183,511)*	101.6%	$332,334,353
		Other Assets and Liabilities - Net	(1.6)	(5,156,159)
		Net Assets	100.0%	$327,178,194

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $299,600,735.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$41,625,731
		Gross Unrealized Depreciation		(8,892,113)
		Net Unrealized Appreciation		$32,733,618

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$323,700,197	$—	$—	$323,700,197
Short-Term Investments	8,634,156	—	—	8,634,156
Total Investments, at value	$332,334,353	$—	$—	$332,334,353

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 90.2%
		Advertising: 0.0%
1,994	@	Interpublic Group of Cos., Inc.	$14,995
			14,995
		Apparel: 0.5%
29,480	L	Columbia Sportswear Co.	1,213,397
3,576,000	@@	Shenzhou International Group Holdings Ltd.	3,581,617
34,200	@, L	Under Armour, Inc.	951,786
			5,746,800
		Auto Parts & Equipment: 1.1%
52,127	@	Amerigon, Inc.	383,133
26,845	@, @@	China Automotive Systems, Inc.	249,390
262,384	@, L	Fuel Systems Solutions, Inc.	9,443,200
7,260,000	@@, L	Geely Automobile Holdings Ltd.	1,971,732
24,000	@@	Minth Group Ltd.	21,510
994,112	@, @@	New Focus Auto Tech Holdings Ltd.	235,653
			12,304,618
		Banks: 0.7%
109,292	@@	Bank of Baroda	1,090,375
44	@@	Jammu & Kashmir Bank Ltd.	530
72,100	@@	Mitsubishi UFJ Financial Group, Inc. ADR	385,014
1,364,866	@@	Union Bank of India	6,776,809
			8,252,728
		Beverages: 0.9%
221,610		Molson Coors Brewing Co.	10,787,975
			10,787,975
		Biotechnology: 1.0%
94,100	@, @@	3SBio, Inc. ADR	1,035,100
70,900	@@	Abcam PLC	988,017
102,207	@, L	AMAG Pharmaceuticals, Inc.	4,464,402
14,399	@	Bio-Rad Laboratories, Inc.	1,322,980
317,771	@	Harvard Bioscience, Inc.	1,204,352
42,500	@	Immunogen, Inc.	344,675
20,400,000	@@, L	Mingyuan Medicare Development Co., Ltd.	2,148,746
34,261	@, L	Sangamo Biosciences, Inc.	281,283
			11,789,555
		Building Materials: 0.2%
77,000	@@	Asahi Glass Co., Ltd.	620,606
222,036	@@	Blue Star Ltd.	1,650,476
			2,271,082
		Chemicals: 1.0%
83	@@	Asian Paints Ltd.	2,421
74,544		FMC Corp.	4,193,100
269,593		Sensient Technologies Corp.	7,486,598
			11,682,119
		Commercial Services: 1.6%
21,900	@@	Benesse Corp.	1,071,929
98,296	@, L	Bridgepoint Education, Inc.	1,499,997
75,500	@, @@, L	China Distance Education Holdings Ltd. ADR	543,600
61,089		Corporate Executive Board Co.	1,521,116
15,698	@@	CRISIL Ltd.	1,335,228
1,041	@@	ICRA Ltd.	17,302
1,622	@@	Info Edge India Ltd.	22,534
269,000	@@	JobStreet Corp. Bhd	100,849
1,042,401	@@	Michael Page International PLC	5,587,782
7,967	@@	R Stahl AG	203,882
104,246	@@	Randstad Holdings NV	4,515,987
34,300		RR Donnelley & Sons Co.	729,218
765,900	@@	Spice PLC	1,003,801
			18,153,225
		Computers: 4.4%
313,919	@	Affiliated Computer Services, Inc.	17,004,992
369,255	@@	Asustek Computer, Inc.	631,596
341,041	@, @@, L	Gemalto NV	15,951,375
138,218	@@, L	Ingenico	3,852,433
1,700	@@	Lenovo Group Ltd. ADR	15,011
53,233		MTS Systems Corp.	1,554,936
368,794	@	Perot Systems Corp.	10,953,182
59,200	@, @@	VanceInfo Technologies, Inc. ADR	1,150,848
			51,114,373
		Cosmetics/Personal Care: 0.0%
19,400	@@	Kalina ADR	252,200
			252,200
		Distribution/Wholesale: 0.2%
2,393,000	@@	Digital China Holdings Ltd.	2,280,226
			2,280,226
		Diversified Financial Services: 1.2%
101,600		Ameriprise Financial, Inc.	3,691,128
25	@@	Housing Development Finance Corp.	1,443
472,668		Janus Capital Group, Inc.	6,702,432

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
2,752	@, @@, L	Kenedix, Inc.	$1,089,243
488,100	@@, L	Marusan Securities Co., Ltd.	2,979,660
			14,463,906
		Electric: 0.1%
148,850	@	Calpine Corp.	1,714,752
			1,714,752
		Electrical Components & Equipment: 0.1%
367,080	@@	Fortune Electric Co., Ltd.	342,452
54,043	@	PowerSecure International, Inc.	366,412
			708,864
		Electronics: 1.3%
13,124		Gentex Corp.	185,705
68,600	@, @@	Ingenico	1,912,029
79,000	@@	Lumax International Corp. Ltd.	162,999
330,962	@@	MIC Electronics Ltd.	364,004
288,876	@	Thermo Electron Corp.	12,615,215
100	@	Trimble Navigation Ltd.	2,391
			15,242,343
		Engineering & Construction: 0.1%
37,863	@	Insituform Technologies, Inc.	724,698
267,283	@, @@	Praj Industries Ltd.	570,829
			1,295,527
		Entertainment: 0.1%
42,951	@@	Cinemax India Ltd.	57,469
414,400	@, @@	Eros International PLC	1,329,738
			1,387,207
		Food: 3.8%
6,431	@@	Britannia Industries Ltd.	208,961
62,200		Campbell Soup Co.	2,028,964
173,863		ConAgra Foods, Inc.	3,769,350
8,600	@@	Daikokutenbussan Co., Ltd.	187,066
15,703,600	@, @@	Heng Tai Consumables Group Ltd.	947,634
236,497		Hormel Foods Corp.	8,400,373
77,936		Kellogg Co.	3,836,789
82,300		Kroger Co.	1,698,672
1,151,500	@, @@	PureCircle Ltd.	4,571,728
461,000	@@	Toyo Suisan Kaisha Ltd.	12,473,494
11,532,000	@@, L	Want Want China Holdings Ltd.	6,770,919
			44,893,950
		Gas: 0.1%
22,100		Sempra Energy	1,100,801
			1,100,801
		Hand/Machine Tools: 0.2%
26,000	@@	Disco Corp.	1,728,698
7,800	@	K-Tron International, Inc.	742,638
			2,471,336
		Healthcare - Products: 4.9%
339,300	@, @@	Aspen Pharmacare Holdings Ltd.	2,804,462
89,486	@@	Covidien PLC	3,871,164
139,786	@	Edwards Lifesciences Corp.	9,772,439
116,561	@, L	Electro-Optical Sciences, Inc.	1,116,654
123,044	@@	Hengan International Group Co., Ltd.	742,728
28,200	@	Henry Schein, Inc.	1,548,462
553,080	@	Kinetic Concepts, Inc.	20,452,898
75,336	@	Masimo Corp.	1,973,803
22,500		Meridian Bioscience, Inc.	562,725
269,769	@, @@	Qiagen NV	5,740,684
74,094	@	Quidel Corp.	1,202,546
812,000	@@	Shandong Weigao Group Medical Polymer Co., Ltd.	2,682,202
164,652		Steris Corp.	5,013,653
60,049	@	ThermoGenesis Corp.	37,230
13,509	@	Vascular Solutions, Inc.	111,719
			57,633,369
		Healthcare - Services: 2.0%
213,717	@	Centene Corp.	4,047,800
66,697	@	IPC The Hospitalist Co., Inc.	2,097,621
115,896	@	Laboratory Corp. of America Holdings	7,614,367
126,000	@, @@	Medial Saude SA	771,675
269	@@, L	Message Co. Ltd.	535,568
56,996		Quest Diagnostics	2,974,621
303,070	@	Res-Care, Inc.	4,306,625
48,679	@	US Physical Therapy, Inc.	733,593
			23,081,870
		Holding Companies - Diversified: 0.3%
859,202	@, @@	MAX India Ltd.	3,283,188
750	@@	REI Agro Ltd.	771
			3,283,959
		Household Products/Wares: 0.9%
251,592		Tupperware Corp.	10,043,553
			10,043,553
		Insurance: 6.7%
37,121	@@	Admiral Group PLC	687,470
4,600		Aflac, Inc.	196,604
200	@@	Axis Capital Holdings Ltd.	6,036
246,418		Chubb Corp.	12,421,931

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
26,287	@@	CNinsure, Inc. ADR	$603,550
1,948,419		Old Republic International Corp.	23,731,743
134,732		Presidential Life Corp.	1,395,824
331,836	@	Progressive Corp.	5,501,841
391,116		Protective Life Corp.	8,377,705
570,741		Reinsurance Group of America, Inc.	25,455,049
			78,377,753
		Internet: 10.4%
1,739,929	@	eBay, Inc.	41,079,727
200,587	@, L	Emdeon Corp.	2,930,576
35	@@	F@N Communications, Inc.	61,759
200	@	Internet Brands, Inc.	1,596
19,160	@@	LG Dacom Corp.	324,484
116	@	LoopNet, Inc.	1,049
2,326	@	Move, Inc.	6,280
836,393	@, L	NetFlix, Inc.	38,616,265
206	@, @@	Rediff.Com India Ltd. ADR	667
629,404	@, @@, L	Shanda Interactive Entertainment Ltd. ADR	32,225,485
184,646	@	Valueclick, Inc.	2,435,481
120,000	@	VeriSign, Inc.	2,842,800
44,803	@, L	WebMD Health Corp.	1,483,875
33,910	@, @@	YedangOnline Corp.	251,394
			122,261,438
		Investment Companies: 0.1%
84,500		Fifth Street Finance Corp	923,585
			923,585
		Leisure Time: 0.0%
21,236	@	Interval Leisure Group, Inc.	265,025
			265,025
		Lodging: 0.6%
322,300	@@	Minor International PCL	119,217
160,000	@@	Shangri-La Asia Ltd.	300,901
179,081		Starwood Hotels & Resorts Worldwide, Inc.	5,915,045
49,544	@@	TAJ GVK Hotels & Resorts Ltd.	132,191
			6,467,354
		Machinery - Diversified: 1.5%
614,018	@	AGCO Corp.	16,965,317
2,148	@@	Bell Equipment Ltd.	3,330
168,000	@@	Nippon Thompson Co., Ltd.	951,704
50,600	@, @@, I, X	Uzel Makina Sanayii AS	13,298
			17,933,649
		Media: 2.4%
15,071	@, @@	Entertainment Network India Ltd.	64,203
1,017,783		Walt Disney Co.	27,948,321
			28,012,524
		Metal Fabricate/Hardware: 0.0%
1,864,000	@@	EVA Precision Industrial Holdings Ltd.	194,423
			194,423
		Mining: 4.5%
47,100	@, @@	Agnico-Eagle Mines Ltd.	3,195,735
74,200	@@	Barrick Gold Corp.	2,809,572
80,700	@, @@	Centerra Gold, Inc.	549,482
26,000	@, @@	Eldorado Gold Corp.	296,400
1,161,200	@, @@	Eldorado Gold Corp. (Canadian Denominated Security)	13,188,429
6,700	@@	Franco-Nevada Corp.	175,784
794,900	@, @@, L	Great Basin Gold Ltd.	1,217,612
673,300	@, @@	Iamgold Corp.	9,514,808
153,800	@, @@	Kinross Gold Corp.	3,338,211
585,924	@, @@	Lihir Gold Ltd.	1,461,757
221,200	@, @@	Minefinders Corp.	2,169,336
424,735	@@	Newcrest Mining Ltd.	11,953,414
2,200	@, @@	Northgate Minerals Corp.	5,896
71,534	@@	Yamana Gold, Inc.	766,129
179,100	@, @@	Yamana Gold, Inc. (Canadian Denominated Security)	1,927,084
			52,569,649
		Miscellaneous Manufacturing: 0.8%
24,900		Brink’s Co.	670,059
13,800	@, @@	China Fire & Security Group, Inc.	264,960
225,088	@	Cooper Industries PLC	8,456,556
			9,391,575
		Oil & Gas: 3.6%
254,184		ENSCO International, Inc.	10,812,987
82,900	@	Forest Oil Corp.	1,622,353
75,300		Helmerich & Payne, Inc.	2,976,609
836,325	@, @@	Nabors Industries Ltd.	17,479,193
24,000	@	Noble Corp.	911,040
1,956	@@	Oil Search Ltd.	11,097
887,184	@	Parker Drilling Co.	4,844,025
176,533		Patterson-UTI Energy, Inc.	2,665,648
22,300	@	Plains Exploration & Production Co.	616,818
			41,939,770
		Oil & Gas Services: 3.2%
450,600		BJ Services Co.	8,755,158
392,551	@	Dresser-Rand Group, Inc.	12,196,560
181,170	@	Helix Energy Solutions Group, Inc.	2,713,927

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
1,257,616	@	Newpark Resources	$4,036,947
489,386	@	Weatherford International Ltd.	10,144,972
			37,847,564
		Packaging & Containers: 0.7%
161,238		Ball Corp.	7,932,910
			7,932,910
		Pharmaceuticals: 1.5%
24,779	@	Ardea Biosciences, Inc.	453,951
608,246	@	Endo Pharmaceuticals Holdings, Inc.	13,764,607
367,639	@@	Piramal Healthcare Ltd.	2,913,681
48,900	@	Vanda Pharmaceuticals, Inc.	569,196
			17,701,435
		Real Estate: 0.8%
203,000	@@	Allgreen Properties Ltd.	161,612
2,433,480	@@	Ayala Land, Inc.	588,293
100	@@	Cyrela Commercial Properties SA Empreendimentos e Participacoes	586
67,750	@@, L	Goldcrest Co., Ltd.	2,042,770
265,200	@@	Iguatemi Empresa de Shopping Centers SA	4,161,526
1,724,400	@@	New World China Land Ltd.	813,889
98,400	@, @@	Songbird Estates PLC	3,932
198,000	@@	SPG Land Holdings Ltd.	112,108
58,078		WP Carey & Co., LLC	1,644,188
			9,528,904
		Retail: 8.4%
616,373		Advance Auto Parts, Inc.	24,211,131
183,913	@	BJ’s Wholesale Club, Inc.	6,661,329
1,078,000	@@, L	China Dongxiang Group Co.	716,994
47,000	@@	Golden Eagle Retail Group Ltd.	78,880
463,142	@	HOT Topic, Inc.	3,468,934
100	@@	Inditex SA	5,750
100	@@	Jollibee Foods Corp.	104
87,200	@@, L	Kappa Create Co., Ltd.	2,210,055
1,105,000	@@	Little Sheep Group Ltd.	532,447
37,100		McDonald’s Corp.	2,117,297
15,263	@	Papa John’s International, Inc.	375,012
1,380,000	@@	Prime Success International Group	995,937
56	@@	REI Six Ten Retail, Ltd.	1,022
289,364		Ross Stores, Inc.	13,822,918
1,608,801	@	Sally Beauty Holdings, Inc.	11,438,575
75,900	@@	Sazaby League Ltd.	1,139,879
110,784	@	Sonic Corp.	1,225,271
98,372	@	Starbucks Corp.	2,031,382
174,300	@@, L	Sugi Pharmacy Co., Ltd.	3,693,970
177,709		TJX Cos., Inc.	6,601,889
10,400	@@	Tsutsumi Jewelry Co., Ltd.	241,966
347,304		Wal-Mart Stores, Inc.	17,049,153
			98,619,895
		Semiconductors: 2.2%
84,100	@@	Aixtron AG	2,287,839
88	@	Cree, Inc.	3,234
400,700	@@	Kontron AG	4,905,570
914,478	@	PMC - Sierra, Inc.	8,742,410
237,114	@@	Richtek Technology Corp.	2,036,623
924,300	@@	Siliconware Precision Industries Co. ADR	6,636,474
60,377	@	Veeco Instruments, Inc.	1,407,992
			26,020,142
		Software: 9.6%
930,060	@	Allscripts Healthcare Solutions, Inc.	18,852,316
140,445	@	Athenahealth, Inc.	5,388,875
202,684	@, @@	Autonomy Corp. PLC	5,292,128
518,737	@, L	Cerner Corp.	38,801,528
30,500	@@	Datacash Group PLC	105,808
12,197	@	DemandTec, Inc.	107,700
357,965	@	Eclipsys Corp.	6,908,725
121,427	@	Epicor Software Corp.	773,490
2,736,000	@@	Kingdee International Software Group Co., Ltd.	461,140
691,300	@, @@	Longtop Financial Technologies Ltd. ADR	19,674,398
6,198		Quality Systems, Inc.	381,611
100,009		Solera Holdings, Inc.	3,111,280
630,323	@, @@	UbiSoft Entertainment	11,977,701
			111,836,700
		Telecommunications: 3.3%
500	@, @@	Africa Cellular Towers Ltd.	59
226,500	@, @@	BYD Electronic International Co. Ltd.	126,212
181,625	@	Comtech Telecommunications	6,033,583
502,719	@	Juniper Networks, Inc.	13,583,467
104,047	@	Polycom, Inc.	2,783,257
522,255		Verizon Communications, Inc.	15,808,659
40,820	@@	ZTE Corp.	214,536
			38,549,773
		Textiles: 0.4%
137,972		Cintas Corp.	4,181,931
			4,181,931
		Toys/Games/Hobbies: 2.5%
1,060,839		Hasbro, Inc.	29,438,282
			29,438,282

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Transportation: 0.3%
72,900		CSX Corp.	$3,051,594
			3,051,594
		Venture Capital: 0.0%
17,600	@@	Jafco Co., Ltd.	535,427
			535,427
		Total Common Stock
		(Cost $900,519,098)	1,055,552,635
RIGHTS: 0.0%
		Real Estate: 0.0%
9,674,688	@@	Songbird Estates PLC	231,964
		Total Rights
		(Cost $594,997)	231,964
		Total Long-Term Investments
		(Cost $901,114,095)	1,055,784,599
SHORT-TERM INVESTMENTS: 20.8%
		Affiliated Mutual Fund: 9.7%
113,293,919		ING Institutional Prime Money Market Fund - Class I	113,293,919
		Total Mutual Fund
		(Cost $113,293,919)	113,293,919

Principal Amount				Value
		Securities Lending Collateral(cc): 11.1%
$128,379,039		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$128,379,039
1,748,799		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		1,399,038
		Total Securities Lending Collateral
		(Cost $130,127,838)		129,778,077
		Total Short-Term Investments
		(Cost $243,421,757)		243,071,996
		Total Investments in Securities
		(Cost $1,144,535,852)*	111.0%	$1,298,856,595
		Other Assets and Liabilities - Net	(11.0)	(128,353,686)
		Net Assets	100.0%	$1,170,502,909

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $1,165,255,071.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$218,689,658
		Gross Unrealized Depreciation		(85,088,134)
		Net Unrealized Appreciation		$133,601,524

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Advertising	$14,995	$—	$—	$14,995
Apparel	2,165,183	3,581,617	—	5,746,800
Auto Parts & Equipment	10,075,723	2,228,895	—	12,304,618
Banks	385,014	7,867,714	—	8,252,728
Beverages	10,787,975	—	—	10,787,975
Biotechnology	8,652,792	3,136,763	—	11,789,555
Building Materials	—	2,271,082	—	2,271,082
Chemicals	11,679,698	2,421	—	11,682,119
Commercial Services	4,293,931	13,859,294	—	18,153,225
Computers	30,678,969	20,435,404	—	51,114,373
Cosmetics/Personal Care	252,200	—	—	252,200
Distribution/Wholesale	—	2,280,226	—	2,280,226
Diversified Financial Services	10,393,560	4,070,346	—	14,463,906
Electric	1,714,752	—	—	1,714,752
Electrical Components & Equipment	366,412	342,452	—	708,864
Electronics	12,803,311	2,439,032	—	15,242,343
Engineering & Construction	724,698	570,829	—	1,295,527
Entertainment	—	1,387,207	—	1,387,207
Food	19,734,148	25,159,802	—	44,893,950
Gas	1,100,801	—	—	1,100,801
Hand/Machine Tools	742,638	1,728,698	—	2,471,336
Healthcare - Products	54,086,179	3,547,190	—	57,633,369
Healthcare - Services	22,546,302	535,568	—	23,081,870
Holding Companies - Diversified	—	3,283,959	—	3,283,959
Household Products/Wares	10,043,553	—	—	10,043,553
Insurance	77,690,283	687,470	—	78,377,753
Internet	121,623,801	637,637	—	122,261,438
Investment Companies	923,585	—	—	923,585
Leisure Time	265,025	—	—	265,025
Lodging	5,915,045	552,309	—	6,467,354
Machinery - Diversified	16,965,317	955,034	13,298	17,933,649
Media	27,948,321	64,203	—	28,012,524
Metal Fabricate/Hardware	—	194,423	—	194,423
Mining	39,154,478	13,415,171	—	52,569,649
Miscellaneous Manufacturing	9,391,575	—	—	9,391,575
Oil & Gas	41,928,673	11,097	—	41,939,770
Oil & Gas Services	37,847,564	—	—	37,847,564
Packaging & Containers	7,932,910	—	—	7,932,910
Pharmaceuticals	14,787,754	2,913,681	—	17,701,435
Real Estate	5,806,300	3,722,604	—	9,528,904
Retail	89,003,913	9,615,982	—	98,619,895
Semiconductors	16,790,110	9,230,032	—	26,020,142
Software	93,999,923	17,836,777	—	111,836,700
Telecommunications	38,209,025	340,748	—	38,549,773
Textiles	4,181,931	—	—	4,181,931
Toys/Games/Hobbies	29,438,282	—	—	29,438,282
Transportation	3,051,594	—	—	3,051,594
Venture Capital	—	535,427	—	535,427
Total Common Stock	896,098,243	159,441,094	13,298	1,055,552,635
Rights	—	231,964	—	231,964
Short-Term Investments	241,672,958	1,399,038	—	243,071,996
Total Investments, at value	$1,137,771,201	$161,072,096	$13,298	$1,298,856,595

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2009:

	Beginning Balance at 12/31/2009	Purchases	Issuances	Settlements	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 09/30/2009
Asset Table
Investments, at value
Common Stock	$21,561	$3,858	$—	$—	$—	$—	$—	$(2,183)	$—	$(9,938)	$13,298
Total Investments, at value	$21,561	$3,858	$—	$—	$—	$—	$—	$(2,183)	$—	$(9,938)	$13,298

As of September 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(2,183).

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 97.6%
		Aerospace/Defense: 1.6%
23,600	@	Aerovironment, Inc.	$662,924
7,650		National Presto Industries, Inc.	661,802
76,906	@, @@	Rolls-Royce Group PLC	580,323
26,394	@@	Safran SA	496,070
			2,401,119
		Agriculture: 2.2%
14,030	@@	British American Tobacco PLC	440,729
26,800		Philip Morris International, Inc.	1,306,232
38,800		Universal Corp.	1,622,616
			3,369,577
		Apparel: 0.4%
6,477	@@	Christian Dior SA	641,914
			641,914
		Auto Manufacturers: 0.6%
17,300	@@	Honda Motor Co., Ltd.	525,397
11,100	@@	Toyota Motor Corp.	441,453
			966,850
		Auto Parts & Equipment: 0.8%
26,900	@@	Aisin Seiki Co., Ltd.	653,351
7,207	@@	Compagnie Generale des Etablissements Michelin	567,520
			1,220,871
		Banks: 8.3%
27,250		1st Source Corp.	444,175
197,700		Bank of America Corp.	3,345,084
397,000	S	Citigroup, Inc.	1,921,480
14,650		First Financial Corp.	448,876
22,200		Home Bancshares, Inc.	486,624
84,500		JPMorgan Chase & Co.	3,702,790
23,050		Republic Bancorp., Inc.	460,078
30,900		S&T Bancorp, Inc.	400,464
52,000	@, @@	Santander Bancorp.	507,000
17,550	S	Trico Bancshares	287,820
14,450		Univest Corp. of Pennsylvania	313,132
29,600		WesBanco, Inc.	457,616
			12,775,139
		Beverages: 1.0%
59,710	@@	Coca-Cola Amatil Ltd.	516,522
97,557	@@	Foster’s Group Ltd.	477,277
182,700	@@	Fraser and Neave Ltd.	512,024
			1,505,823
		Building Materials: 0.7%
66,000	@@	Asahi Glass Co., Ltd.	531,948
3,364	@@	Geberit AG - Reg	517,835
			1,049,783
		Chemicals: 10.2%
76,150		Cabot Corp.	1,759,827
37,650		Eastman Chemical Co.	2,015,781
104,250		EI Du Pont de Nemours & Co.	3,350,595
82,000	@@	Mitsubishi Chemical Holdings Corp.	339,747
101,000	@@	Mitsui Chemicals, Inc.	358,501
19,400	@@	Nitto Denko Corp.	592,785
65,400		Olin Corp.	1,140,576
28,000		PPG Industries, Inc.	1,629,880
39,900		Sherwin-Williams Co.	2,400,384
259,000	@@	Showa Denko KK	525,616
10,650		Stepan Co.	639,852
110,000	@@	Sumitomo Chemical Co., Ltd.	456,732
23,400		Zep, Inc.	380,250
			15,590,526
		Commercial Services: 2.1%
21,706	@@	Abertis Infraestructuras SA	493,857

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
10,657	@@	Adecco SA	$567,553
72,558	@@	Brambles Ltd.	515,744
10,450		Landauer, Inc.	574,541
20,800		Monro Muffler, Inc.	661,232
44,111	@@	Securitas AB	425,736
			3,238,663
		Computers: 0.7%
15,100	@	NCI, Inc.	432,766
10,300	@@	TDK Corp.	593,432
			1,026,198
		Distribution/Wholesale: 1.2%
50,100	@	Beacon Roofing Supply, Inc.	800,598
76,000	@@	Itochu Corp.	501,125
99,000	@@	Marubeni Corp.	497,229
			1,798,952
		Diversified Financial Services: 0.8%
70,100	@	Ocwen Financial Corp.	793,532
30,600		SWS Group, Inc.	440,640
			1,234,172
		Electric: 3.1%
56,800		Consolidated Edison, Inc.	2,325,392
61,450		Pacific Gas & Electric Co.	2,488,111
			4,813,503
		Electronics: 0.3%
21,800	@@	Hoya Corp.	513,612
			513,612
		Engineering & Construction: 0.8%
7,325	@@	Hochtief AG	556,094
33,900	@	Orion Marine Group, Inc.	696,306
			1,252,400
		Entertainment: 1.4%
101,050		International Game Technology	2,170,554
			2,170,554
		Environmental Control: 1.4%
72,100		Waste Management, Inc.	2,150,022
			2,150,022
		Food: 3.5%
9,630	@@	Carrefour SA	438,410
5,020	@@	Casino Guichard Perrachon SA	400,694
89,850	S	Kroger Co.	1,854,504
122,693	@@	Metcash Ltd.	486,387
9,033	@@	Metro AG	510,119
83,400		Supervalu, Inc.	1,256,004
14,911	@@	Unilever NV	431,460
			5,377,578
		Healthcare - Products: 1.2%
25,750	@	Greatbatch, Inc.	578,603
35,550	@	Hanger Orthopedic Group, Inc.	493,079
18,148	@@	Nobel Biocare Holding AG	600,928
13,350	@	Rochester Medical Corp.	160,734
			1,833,344
		Healthcare - Services: 0.9%
32,100	@	Gentiva Health Services, Inc.	802,821
20,050	@	LHC Group, Inc.	600,097
			1,402,918
		Holding Companies - Diversified: 0.3%
72,000	@@	Hutchison Whampoa Ltd.	517,798
			517,798
		Home Furnishings: 0.7%
29,400	@@	Matsushita Electric Industrial Co., Ltd.	430,241
51,000	@@	Sharp Corp.	565,852
			996,093
		Household Products/Wares: 1.1%
36,000		Avery Dennison Corp.	1,296,360
56,000	@	Prestige Brands Holdings, Inc.	394,240
			1,690,600
		Insurance: 2.0%
21,100	@	Amerisafe, Inc.	363,975

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
50,100	@	Citizens, Inc.	$317,634
98,900		Marsh & McLennan Cos., Inc.	2,445,797
			3,127,406
		Iron/Steel: 0.5%
205,000	@@	Kobe Steel Ltd.	356,578
152,000	@@	Sumitomo Metal Industries Ltd.	372,440
			729,018
		Leisure Time: 1.3%
39,350		Polaris Industries, Inc.	1,604,693
35,500	@@	Yamaha Motor Co., Ltd.	436,651
			2,041,344
		Lodging: 1.7%
8,018	@@	Accor SA	447,526
67,350		Starwood Hotels & Resorts Worldwide, Inc.	2,224,571
			2,672,097
		Machinery - Construction & Mining: 0.4%
43,316	@@	Atlas Copco AB - Class A	558,426
			558,426
		Machinery - Diversified: 2.0%
77,000	@@	Amada Co., Ltd.	516,997
67,000		Briggs & Stratton Corp.	1,300,470
11,384	@@	Flsmidth & Co. A/S	623,798
17,541	@@	Kone OYJ	645,670
			3,086,935
		Media: 2.2%
9,378	@@	Lagardere SCA	438,223
69,950		Meredith Corp.	2,094,303
51,079	@@	United Business Media Ltd.	382,569
18,955	@@	Wolters Kluwer NV	406,081
			3,321,176
		Metal Fabricate/Hardware: 0.3%
31,707	@@	Assa Abloy AB	515,480
			515,480
		Mining: 2.9%
244,850		Alcoa, Inc.	3,212,432
14,341	@@	Rio Tinto Ltd.	745,310
18,992	@@	Umicore	570,694
			4,528,436
		Miscellaneous Manufacturing: 3.9%
84,700		Barnes Group, Inc.	1,447,523
69,850		Crane Co.	1,802,829
165,500		General Electric Co.	2,717,510
			5,967,862
		Office/Business Equipment: 1.1%
12,200	@@	Canon, Inc.	488,811
46,000		Pitney Bowes, Inc.	1,143,100
			1,631,911
		Oil & Gas: 2.1%
35,456	@@	Galp Energia SGPS SA	613,905
85,500	@@	Nippon Mining Holdings, Inc.	418,987
74,000	@@	Nippon Oil Corp.	414,074
38,200	@@	Showa Shell Sekiyu KK	416,559
36,000	@@	TonenGeneral Sekiyu KK	351,268
65,250	@, S	Vaalco Energy, Inc.	300,150
15,300	@@	Woodside Petroleum Ltd.	701,894
			3,216,837
		Packaging & Containers: 2.2%
36,000		Greif, Inc. - Class A	1,981,800
51,600		Sonoco Products Co.	1,421,064
			3,402,864
		Pharmaceuticals: 8.0%
9,053	@@	AstraZeneca PLC	406,000
51,300		Bristol-Myers Squibb Co.	1,155,276
13,873	@@	Celesio AG	382,292
29,400		Eli Lilly & Co.	971,082
20,275	@@	GlaxoSmithKline PLC	399,762
127,600		Merck & Co., Inc.	4,035,981
147,500		Pfizer, Inc.	2,441,125

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
5,711	@@	Sanofi-Aventis	$421,162
26,900	@, @@	SXC Health Solutions Corp.	1,258,651
78,300	@	Viropharma, Inc.	753,246
			12,224,577
		Retail: 10.5%
92,300	@	Bed Bath & Beyond, Inc.	3,464,942
46,550	@	Ezcorp, Inc.	635,873
32,650	@	First Cash Financial Services, Inc.	559,295
9,156	@@	Hennes & Mauritz AB	514,644
188,921	@@	Kingfisher PLC	644,317
108,650	S	Lowe’s Cos., Inc.	2,275,131
118,850		Macy’s, Inc.	2,173,767
89,150		Nordstrom, Inc.	2,722,641
26,700		PetMed Express, Inc.	503,295
42,550		Wal-Mart Stores, Inc.	2,088,780
27,798	@@	Whitbread PLC	541,801
			16,124,486
		Savings & Loans: 0.7%
19,050		ESSA Bancorp, Inc.	251,651
44,050		Oritani Financial Corp.	600,842
19,800		United Financial Bancorp, Inc.	229,284
			1,081,777
		Software: 0.2%
8,200	@@	Oracle Corp. Japan	364,903
			364,903
		Telecommunications: 6.7%
14,200		Applied Signal Technology, Inc.	330,434
92,700		AT&T, Inc.	2,503,827
273,700	S	Motorola, Inc.	2,351,083
24,162	@@	Nokia OYJ	354,389
18,934	@@	SES SA	429,237
205,000	@@	Singapore Telecommunications Ltd.	471,074
42,158	@@	Tele2 AB - B Shares	560,929
49,145	@@	Telefonaktiebolaget LM Ericsson	494,688
72,461	@@	TeliaSonera AB	476,739
78,700		Verizon Communications, Inc.	2,382,249
			10,354,649
		Toys/Games/Hobbies: 0.2%
1,000	@@	Nintendo Co., Ltd.	255,010
			255,010
		Transportation: 2.8%
43,900		CH Robinson Worldwide, Inc.	2,535,225
61,347	@@	Firstgroup PLC	406,481
24,450	@	Marten Transport Ltd.	417,117
60,000	@@	Nippon Yusen KK	231,066
89,469	@@	Toll Holdings Ltd.	671,025
			4,260,914
		Water: 0.6%
23,050		California Water Service Group	897,567
			897,567
		Total Common Stock (Cost $143,334,669)	149,901,684
REAL ESTATE INVESTMENT TRUSTS: 0.7%
		Diversified: 0.0%
639	@@	Mercialys	25,404
			25,404
		Forest Products & Paper: 0.7%
34,350		Plum Creek Timber Co., Inc.	1,052,484
			1,052,484
		Total Real Estate Investment Trusts (Cost $1,185,091)	1,077,888
EXCHANGE-TRADED FUNDS: 0.4%
		Exchange-Traded Funds: 0.4%
11,900	@@	iShares MSCI EAFE Index Fund	656,166
		Total Exchange-Traded Funds (Cost $656,166)	656,166

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Total Investments in Securities (Cost $145,175,926)*	98.7%	$151,635,738
		Other Assets and Liabilities - Net	1.3	1,950,403
		Net Assets	100.0%	$153,586,141

	@	Non-income producing security
	@@	Foreign Issuer
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $147,234,771.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$21,226,799
		Gross Unrealized Depreciation		(16,825,832)
		Net Unrealized Appreciation		$4,400,967

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Aerospace/Defense	$1,324,726	$1,076,393	$—	$2,401,119
Agriculture	2,928,848	440,729	—	3,369,577
Apparel	—	641,914	—	641,914
Auto Manufacturers	441,453	525,397	—	966,850
Auto Parts & Equipment	—	1,220,871	—	1,220,871
Banks	12,775,139	—	—	12,775,139
Beverages	—	1,505,823	—	1,505,823
Building Materials	—	1,049,783	—	1,049,783
Chemicals	13,317,145	2,273,381	—	15,590,526
Commercial Services	1,235,773	2,002,890	—	3,238,663
Computers	432,766	593,432	—	1,026,198
Distribution/Wholesale	800,598	998,354	—	1,798,952
Diversified Financial Services	1,234,172	—	—	1,234,172
Electric	4,813,503	—	—	4,813,503
Electronics	—	513,612	—	513,612
Engineering & Construction	696,306	556,094	—	1,252,400
Entertainment	2,170,554	—	—	2,170,554
Environmental Control	2,150,022	—	—	2,150,022
Food	3,110,508	2,267,070	—	5,377,578
Healthcare - Products	1,232,416	600,928	—	1,833,344
Healthcare - Services	1,402,918	—	—	1,402,918
Holding Companies - Diversified	—	517,798	—	517,798
Home Furnishings	—	996,093	—	996,093
Household Products/Wares	1,690,600	—	—	1,690,600
Insurance	3,127,406	—	—	3,127,406
Iron/Steel	—	729,018	—	729,018
Leisure Time	1,604,693	436,651	—	2,041,344
Lodging	2,224,571	447,526	—	2,672,097
Machinery - Construction & Mining	—	558,426	—	558,426
Machinery - Diversified	1,300,470	1,786,465	—	3,086,935
Media	2,094,303	1,226,873	—	3,321,176
Metal Fabricate/Hardware	—	515,480	—	515,480
Mining	3,212,432	1,316,004	—	4,528,436
Miscellaneous Manufacturing	5,967,862	—	—	5,967,862
Office/Business Equipment	1,143,100	488,811	—	1,631,911
Oil & Gas	300,150	2,916,687	—	3,216,837
Packaging & Containers	3,402,864	—	—	3,402,864
Pharmaceuticals	10,615,361	1,609,216	—	12,224,577
Retail	14,423,724	1,700,762	—	16,124,486
Savings & Loans	1,081,777	—	—	1,081,777
Software	—	364,903	—	364,903
Telecommunications	7,567,593	2,787,056	—	10,354,649
Toys/Games/Hobbies	—	255,010	—	255,010
Transportation	2,952,342	1,308,572	—	4,260,914
Water	897,567	—	—	897,567
Total Common Stock	113,673,662	36,228,022	—	149,901,684
Real Estate Investment Trusts	1,052,484	25,404	—	1,077,888
Exchange-Traded Funds	656,166	—	—	656,166
Total Investments, at value	$115,382,312	$36,253,426	$—	$151,635,738
Other Financial Instruments+:
Futures	29,727	—	—	29,727
Total Assets	$115,412,039	$36,253,426	$—	$151,665,465

Liabilities Table
Other Financial Instruments+:
Futures	(5,162)	—	—	(5,162)
Total Liabilities	$(5,162)	$—	$—	$(5,162)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.  Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Focus 5 Portfolio Open Futures Contracts on September 30, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
DJIA Mini e-CBOT	17	12/18/09	$15,048
S&P 500 E-Mini	14	12/18/09	14,680
Russell 2000 Mini Index	6	12/18/09	(5,162)
			$24,565

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Equity contracts	$24,565
Total	$24,565

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 25.6%
		Banks: 5.1%
550,000		Bank of America Corp.	$9,306,000
200,000	@@	Barclays PLC	1,185,272
204,000		Capital One Financial Corp.	7,288,920
715,075		Citigroup, Inc.	3,460,963
300,000	@@	HSBC Holdings PLC	3,435,166
100,000		JPMorgan Chase & Co.	4,382,000
299,600		Wells Fargo & Co.	8,442,728
			37,501,049
		Beverages: 0.3%
150,000	@@	Diageo PLC	2,307,773
			2,307,773
		Diversified Financial Services: 0.3%
71,936		Legg Mason, Inc.	2,232,174
			2,232,174
		Electric: 11.2%
195,000		Ameren Corp.	4,929,600
175,000		American Electric Power Co., Inc.	5,423,250
100,000		Consolidated Edison, Inc.	4,094,000
160,000		Dominion Resources, Inc.	5,520,000
500,000		Duke Energy Corp.	7,870,000
60,000		FirstEnergy Corp.	2,743,200
70,000		FPL Group, Inc.	3,866,100
225,000		Pacific Gas & Electric Co.	9,110,250
125,000		Pinnacle West Capital Corp.	4,102,500
200,000		Portland General Electric Co.	3,944,000
150,000		Progress Energy, Inc.	5,859,000
200,000		Public Service Enterprise Group, Inc.	6,288,000
234,000		Southern Co.	7,410,780
250,000		TECO Energy, Inc.	3,520,000
375,000		Xcel Energy, Inc.	7,215,000
			81,895,680
		Gas: 1.3%
120,000		AGL Resources, Inc.	4,232,400
50,000		CenterPoint Energy, Inc.	621,500
40,000		NiSource, Inc.	555,600
80,800		Sempra Energy	4,024,648
			9,434,148
		Healthcare - Products: 0.5%
60,000		Johnson & Johnson	3,653,400
			3,653,400
		Mining: 0.8%
10,000	@, @@	Barrick Gold Corp.	379,000
120,000		Newmont Mining Corp.	5,282,400
			5,661,400
		Oil & Gas: 2.0%
262,300	@@	Canadian Oil Sands Trust	7,533,484
150,000		ConocoPhillips	6,774,000
			14,307,484
		Pharmaceuticals: 1.2%
25,000		Abbott Laboratories	1,236,750
250,000		Merck & Co., Inc.	7,907,500
			9,144,250
		Pipelines: 0.5%
209,600		Spectra Energy Corp.	3,969,824
			3,969,824
		Semiconductors: 1.3%
300,000		Intel Corp.	5,871,000
200,000		Maxim Integrated Products	3,628,000
			9,499,000
		Telecommunications: 1.1%
225,000		AT&T, Inc.	6,077,250
76,200		Verizon Communications, Inc.	2,306,574
			8,383,824
		Total Common Stock
		(Cost $211,222,528)	187,990,006
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Diversified: 0.2%
120,000		Duke Realty Corp.	1,441,200
			1,441,200
		Mortgage: 0.0%
85,900	@	iStar Financial, Inc.	261,136
			261,136
		Total Real Estate Investment Trusts
		(Cost $4,415,431)	1,702,336

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
PREFERRED STOCK: 3.8%
		Auto Manufacturers: 0.1%
120,000	P	General Motors Corp.	$439,500
			439,500
		Banks: 2.0%
9,300		Bank of America Corp.	7,904,907
75,000	@, #	Goldman Sachs Group, Inc.	3,060,020
4,000		Wells Fargo & Co.	3,572,000
			14,536,927
		Diversified Financial Services: 0.6%
150,000	@	Credit Suisse Securities USA LLC	3,123,495
1,839	#, P	Preferred Blocker, Inc.	1,069,551
			4,193,046
		Healthcare - Services: 0.3%
2,500	@	Tenet Healthcare Corp.	2,500,000
			2,500,000
		Hotels: 0.1%
90,000		Felcor Lodging Trust, Inc.	1,127,808
			1,127,808
		Oil & Gas: 0.5%
700	P	McMoRan Exploration Co.	944,444
15,000	#	SandRidge Energy, Inc.	2,562,000
			3,506,444
		Sovereign: 0.2%
191,500	@, P	Federal Home Loan Mortgage Corporation - Series Z	346,615
50	P	Federal National Mortgage Association - Convertible Series 2004-1	306,250
113,600		Federal National Mortgage Association - Series 08-1	272,640
100,000	P	Federal National Mortgage Association - Series Q	157,000
194,460	P	Federal National Mortgage Association - Series R	320,859
96,100	P	Federal National Mortgage Association - Series S	154,721
			1,558,085
		Total Preferred Stock
		(Cost $51,258,892)	27,861,810

Principal Amount			Value
CONVERTIBLE BONDS: 1.7%
		Banks: 0.4%
$2,500,000	#	Goldman Sachs Group, Inc., 10.550%, due 07/21/10	$2,930,624
			2,930,624
		Diversified: 0.3%
1,500,000		Vornado Realty Trust, 2.850%, due 04/01/27	1,434,375
1,000,000		Vornado Realty Trust, 3.625%, due 11/15/26	976,250
			2,410,625
		Pharmaceuticals: 0.4%
2,000,000	#	Mylan, Inc., 3.750%, due 09/15/15	2,792,500
			2,792,500
		Semiconductors: 0.6%
5,000,000	#	Advanced Micro Devices, Inc., 5.750%, due 08/15/12	4,218,750
			4,218,750
		Total Convertible Bonds
		(Cost $10,543,825)	12,352,499
CORPORATE BONDS/NOTES: 54.4%
		Advertising: 0.3%
2,100,000		Lamar Media Corp., 9.750%, due 04/01/14	2,283,750
			2,283,750
		Agriculture: 0.4%
750,000	#	Alliance One International, Inc., 10.000%, due 07/15/16	778,125
2,000,000		Altria Group, Inc., 8.500%, due 11/10/13	2,321,722
			3,099,847
		Auto Manufacturers: 0.0%
500,000	±	General Motors Corp., 8.375%, due 07/15/33	83,750
			83,750
		Auto Parts & Equipment: 0.8%
2,430,683		Allison Transmission, Inc., 3.000%, due 08/07/14	2,130,899
3,919,800		U.S. Investigations Services, Inc., 3.292%, due 04/01/15	3,670,892
			5,801,791
		Banks: 4.9%
1,500,000		Bank of America Corp., 8.125%, due 12/29/49	1,335,435
2,823,000	#	General Motors Acceptance Corp., 6.875%, due 09/15/11	2,695,965
7,000,000	#	General Motors Acceptance Corp., 7.750%, due 01/19/10	7,026,250
3,842,000	#	Goldman Sachs Group, Inc., 12.500%, due 04/01/10	3,990,000
10,500,000		JPMorgan Chase & Co., 7.900%, due 04/29/49	10,112,519
3,000,000		Morgan Stanley, 5.300%, due 03/01/13	3,145,941
1,325,000		Wells Fargo Capital XIII, 7.700%, due 12/29/49	1,172,625
6,500,000		Wells Fargo Capital XV, 9.750%, due 09/26/44	6,792,500
			36,271,235

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

	Principal Amount			Value
			Chemicals: 0.4%
EUR	3,000,000	@@, #	Ineos Group Holdings PLC, 7.875%, due 02/15/16	$2,162,111
$700,000			Johnsondiversey, Inc., 9.625%, due 05/15/12	714,000
	400,000	#	Nalco Co., 8.250%, due 05/15/17	422,000
				3,298,111
			Coal: 0.1%
	1,000,000	#	Arch Coal, Inc., 8.750%, due 08/01/16	1,035,000
				1,035,000
			Commercial Services: 1.5%
	3,000,000		Ceridian Corp., 11.250%, due 11/15/15	2,703,750
	7,000,000		Hertz Corp., 8.875%, due 01/01/14	7,105,000
	1,500,000		Hertz Corp., 10.500%, due 01/01/16	1,567,500
				11,376,250
			Computers: 0.5%
	800,000		SunGard Data Systems, Inc., 10.250%, due 08/15/15	820,000
	2,500,000	#	Sungard Data Systems, Inc., 10.625%, due 05/15/15	2,662,500
				3,482,500
			Diversified: 0.4%
	1,500,000		Duke Realty LP, 5.950%, due 02/15/17	1,384,661
	1,200,000		Duke Realty LP, 7.375%, due 02/15/15	1,238,974
				2,623,635
			Diversified Financial Services: 4.0%
	1,000,000		American Express Co., 7.000%, due 03/19/18	1,101,853
	5,000,000		American Express Credit Corp., 7.300%, due 08/20/13	5,549,675
	3,000,000	@@, #	CEVA Group PLC, 10.000%, due 09/01/14	2,685,000
	1,500,000		Ford Motor Credit Co., LLC, 3.034%, due 01/13/12	1,351,875
	2,000,000		Ford Motor Credit Co., LLC, 7.250%, due 10/25/11	1,943,324
	2,000,000		Ford Motor Credit Co., LLC, 7.500%, due 08/01/12	1,921,526
	2,500,000	L	Ford Motor Credit Co., LLC, 8.000%, due 06/01/14	2,404,770
	2,500,000		Ford Motor Credit Co., LLC, 9.750%, due 09/15/10	2,555,293
	2,000,000		Ford Motor Credit Co., LLC, 9.875%, due 08/10/11	2,029,238
	5,000,000		Ford Motor Credit Co., LLC, 12.000%, due 05/15/15	5,515,305
	1,000,000		Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	1,053,399
	1,000,000	@@, #	Petroplus Finance Ltd., 7.000%, due 05/01/17	915,000
	400,000	+	Vanguard Health Holding Co. I, LLC, 0.000% (step rate 11.250%), due 10/01/15	418,000
				29,444,258
			Electric: 4.6%
	1,500,000		Arizona Public Service Co., 8.750%, due 03/01/19	1,819,142
	1,750,000	#	Calpine Construction Finance Co. L.P., 8.000%, due 06/01/16	1,802,500
	1,000,000	L	CMS Energy Corp., 8.750%, due 06/15/19	1,092,791
	1,500,000		Energy Future Holdings, 10.875%, due 11/01/17	1,140,000
	10,786,000	&	Energy Future Holdings, 11.250%, due 11/01/17	7,172,690
	1,500,000	@@, #	Intergen NV, 9.000%, due 06/30/17	1,552,500
	1,800,000		Public Service Co. of New Mexico, 7.950%, due 05/15/18	1,818,261
	1,000,000	L	RRI Energy, Inc., 7.625%, due 06/15/14	986,250
	1,100,000		RRI Energy, Inc., 7.875%, due 06/15/17	1,079,375
	8,351,740		Texas Competitive Electric Holdings Co., LLC, 3.754%, due 10/24/14	6,633,370
	64,244		Texas Competitive Electric Holdings Co., LLC, 3.782%, due 10/24/14	51,026
	8,000,000		Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	5,800,000
	4,225,000	&, L	Texas Competitive Electric Holdings Co., LLC, 10.500%, due 11/01/16	2,851,875
				33,799,780
			Electronics: 0.5%
	1,000,000	@@	Flextronics International Ltd., 6.250%, due 11/15/14	967,500
	2,050,000	L	Sanmina-SCI Corp., 6.750%, due 03/01/13	1,957,750
	1,000,000	L	Sanmina-SCI Corp., 8.125%, due 03/01/16	940,000
				3,865,250
			Entertainment: 0.3%
	1,000,000	#	Cinemark USA, Inc., 8.625%, due 06/15/19	1,038,750
	1,300,000	#	Regal Cinemas Corp., 8.625%, due 07/15/19	1,352,000
				2,390,750
			Environmental Control: 1.0%
	1,500,000		Allied Waste North America, Inc., 6.125%, due 02/15/14	1,538,418
	950,000		Allied Waste North America, Inc., 6.875%, due 06/01/17	1,004,863
	900,000		Allied Waste North America, Inc., 7.125%, due 05/15/16	950,753
	3,500,000		Allied Waste North America, Inc., 7.375%, due 04/15/14	3,645,432
				7,139,466
			Food: 0.6%
	1,000,000	#	JBS USA LLC, 11.625%, due 05/01/14	1,080,000
	2,000,000		Supervalu, Inc., 8.000%, due 05/01/16	2,080,000
	1,200,000		Tyson Foods, Inc., 10.500%, due 03/01/14	1,365,000
				4,525,000
			Healthcare: 0.2%
	1,500,000		HCP, Inc., 6.700%, due 01/30/18	1,445,454
				1,445,454
			Healthcare - Products: 0.2%
	945,600		Bausch & Lomb, Inc, 3.533%, due 04/26/15	905,278
	120,000		Bausch & Lomb, Inc., 3.330%, due 04/26/15	114,883
	120,000		Bausch & Lomb, Inc., 3.533%, due 04/26/15	114,883
				1,135,044
			Healthcare - Services: 5.9%
	5,000,000		Community Health Systems, Inc., 8.875%, due 07/15/15	5,137,500
	4,000,000		DaVita, Inc., 7.250%, due 03/15/15	3,980,000
	2,000,000		HCA, Inc., 6.500%, due 02/15/16	1,785,000

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Healthcare - Services (continued)
$4,000,000	#	HCA, Inc., 7.875%, due 02/15/20	$4,025,000
6,000,000	#	HCA, Inc., 8.500%, due 04/15/19	6,300,000
4,000,000		HCA, Inc., 9.250%, due 11/15/16	4,145,000
4,000,000		Tenet Healthcare Corp., 7.375%, due 02/01/13	3,980,000
2,750,000	#	Tenet Healthcare Corp., 9.000%, due 05/01/15	2,887,500
5,000,000	L	Tenet Healthcare Corp., 9.250%, due 02/01/15	5,243,750
2,750,000	#	Tenet Healthcare Corp., 10.000%, due 05/01/18	3,045,625
3,485,000	&	US Oncology Holdings, Inc., 6.428%, due 03/15/12	3,049,375
			43,578,750
		Home Builders: 0.3%
2,500,000		KB Home, 5.750%, due 02/01/14	2,412,500
			2,412,500
		Hotels: 0.7%
2,500,000		Host Hotels & Resorts L.P., 6.375%, due 03/15/15	2,381,250
2,000,000		Host Hotels & Resorts L.P., 6.875%, due 11/01/14	1,965,000
1,000,000	#, L	Host Hotels & Resorts L.P., 9.000%, due 05/15/17	1,065,000
			5,411,250
		Household Products/Wares: 0.3%
400,000		Jarden Corp., 8.000%, due 05/01/16	412,000
1,500,000		Johnsondiversey Holdings, Inc., 10.670%, due 05/15/13	1,447,500
			1,859,500
		Insurance: 1.4%
3,500,000		Aflac, Inc., 8.500%, due 05/15/19	4,179,368
6,000,000	#	Liberty Mutual Group, Inc., 10.750%, due 06/15/58	5,790,000
			9,969,368
		Iron/Steel: 0.2%
1,500,000	@@	ArcelorMittal, 9.850%, due 06/01/19	1,777,089
			1,777,089
		Lodging: 0.9%
750,000	#	Harrahs Operating Escrow LLC/Harrahs Escrow Corp., 11.250%, due 06/01/17	774,375
2,000,000		MGM Mirage, Inc., 6.750%, due 04/01/13	1,682,500
1,000,000	#	MGM Mirage, Inc., 13.000%, due 11/15/13	1,150,000
2,500,000		Wyndham Worldwide Corp., 9.875%, due 05/01/14	2,688,678
			6,295,553
		Machinery - Construction & Mining: 0.5%
4,000,000		Terex Corp., 8.000%, due 11/15/17	3,690,000
			3,690,000
		Media: 5.6%
3,500,000		Cablevision Systems Corp., 8.000%, due 04/15/12	3,666,250
1,000,000		CBS Corp., 8.875%, due 05/15/19	1,104,750
5,000,000	±, L	CCH I Holdings, LLC, 11.750%, due 05/15/14	75,000
5,000,000	±, L	CCH I Holdings, LLC, 13.500%, due 01/15/14	100,000
5,000,000	±	CCH I, LLC, 11.000%, due 10/01/15	950,000
8,000,000	±	Charter Communications Holdings II, LLC, 10.250%, due 09/15/10	9,040,000
10,000,000		Clear Channel Communications, Inc., 3.896%, due 11/13/15	7,616,665
2,400,000	±	Dex Media, Inc., 8.000%, due 11/15/13	420,000
5,000,000	±	Dex Media, Inc., 9.000%, due 11/15/13	875,000
5,200,000		DirecTV Holdings, LLC, 7.625%, due 05/15/16	5,590,000
6,000,000		Echostar DBS Corp., 7.750%, due 05/31/15	6,150,000
1,941,550		Idearc, Inc., 5.750%, due 11/17/13	838,103
4,600,000	±	R.H. Donnelley Corp., 6.875%, due 01/15/13	287,500
6,000,000	±	R.H. Donnelley Corp., 8.875%, due 01/15/16	375,000
6,000,000	±	R.H. Donnelley Corp., 8.875%, due 10/15/17	375,000
3,946,874	&, #, L	Univision Communications, Inc., 9.750%, due 03/15/15	3,058,827
500,000	#	Univision Communications, Inc., 12.000%, due 07/01/14	540,000
			41,062,095
		Mining: 1.5%
2,000,000	@@, #	Anglo American Capital PLC, 9.375%, due 04/08/14	2,332,184
2,500,000		Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	2,671,875
2,000,000	@@	Rio Tinto Finance USA Ltd., 8.950%, due 05/01/14	2,362,636
1,000,000	@@	Rio Tinto Finance USA Ltd., 9.000%, due 05/01/19	1,229,643
1,200,000	@@	Teck Resources Ltd., 9.750%, due 05/15/14	1,326,000
1,100,000	@@	Teck Resources Ltd., 10.750%, due 05/15/19	1,284,250
			11,206,588
		Miscellaneous Manufacturing: 0.8%
1,000,000	@@	Ingersoll-Rand Global Holding Co., Ltd., 9.500%, due 04/15/14	1,182,740
3,266,000	#	RBS Global, Inc. and Rexnord Corp., 9.500%, due 08/01/14	3,184,350
1,500,000	L	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	1,365,000
			5,732,090
		Mortgage: 0.8%
4,500,000		iStar Financial, Inc., 0.790%, due 10/01/12	2,272,500
500,000		iStar Financial, Inc., 5.150%, due 03/01/12	302,500
5,000,000		iStar Financial, Inc., 8.625%, due 06/01/13	3,200,000
			5,775,000
		Oil & Gas: 6.4%
400,000		Bill Barrett Co., 9.875%, due 07/15/16	423,000
2,900,000		Callon Petroleum Co., 9.750%, due 12/08/10	1,145,500
4,000,000		Chesapeake Energy Corp., 6.250%, due 01/15/18	3,600,000
6,000,000		Chesapeake Energy Corp., 7.250%, due 12/15/18	5,700,000
3,500,000		Chesapeake Energy Corp., 9.500%, due 02/15/15	3,701,250
2,000,000	#	Forest Oil Corp., 8.500%, due 02/15/14	2,025,000
1,700,000		Mariner Energy, Inc., 7.500%, due 04/15/13	1,649,000

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount				Value
		Oil & Gas (continued)
$3,000,000		Newfield Exploration Co., 6.625%, due 04/15/16		$2,955,000
4,200,000		PetroHawk Energy Corp., 7.875%, due 06/01/15		4,158,000
2,400,000	#	PetroHawk Energy Corp., 10.500%, due 08/01/14		2,592,000
2,000,000		Pioneer Natural Resources Co., 6.650%, due 03/15/17		1,913,252
2,500,000		Pioneer Natural Resources Co., 6.875%, due 05/01/18		2,398,283
2,000,000		Plains Exploration & Production Co., 10.000%, due 03/01/16		2,165,000
1,300,000		Quicksilver Resources, Inc., 11.750%, due 01/01/16		1,439,750
2,000,000		Sabine Pass LNG LP, 7.250%, due 11/30/13		1,795,000
2,500,000		Sabine Pass LNG LP, 7.500%, due 11/30/16		2,146,875
2,000,000	#	SandRidge Energy, Inc., 9.875%, due 05/15/16		2,095,000
3,000,000	#	W&T Offshore, Inc., 8.250%, due 06/15/14		2,745,000
800,000	@@, #	Woodside Finance Ltd., 8.125%, due 03/01/14		898,878
1,200,000	@@, #	Woodside Finance Ltd., 8.750%, due 03/01/19		1,417,012
				46,962,800
		Oil & Gas Services: 0.7%
1,000,000		SEACOR Holdings, Inc., 7.375%, due 10/01/19		1,006,246
2,000,000		Sesi, LLC, 6.875%, due 06/01/14		1,920,000
1,700,000	@@	Weatherford International, Ltd., 9.625%, due 03/01/19		2,131,596
				5,057,842
		Pipelines: 2.8%
7,000,000	L	Dynegy Holdings, Inc., 6.875%, due 04/01/11		7,140,000
2,500,000		Dynegy Holdings, Inc., 7.750%, due 06/01/19		2,143,750
2,500,000	L	Dynegy Holdings, Inc., 8.750%, due 02/15/12		2,562,500
4,500,000		El Paso Corp., 7.250%, due 06/01/18		4,448,646
1,500,000		El Paso Corp., 7.750%, due 01/15/32		1,381,797
1,600,000		El Paso Corp., 12.000%, due 12/12/13		1,832,000
1,000,000		Williams Cos., Inc., 8.750%, due 01/15/20		1,151,656
				20,660,349
		Regional Malls: 0.2%
1,000,000		Simon Property Group, Inc., 10.350%, due 04/01/19		1,246,446
				1,246,446
		Retail: 1.7%
5,500,000		Dollar General Corp., 10.625%, due 07/15/15		6,105,000
3,000,000	&	Dollar General Corp., 11.875%, due 07/15/17		3,390,000
1,000,000	#	Limited Brands, 8.500%, due 06/15/19		1,047,862
1,500,000	#	Wendy’s/Arby’s Restaurants LLC, 10.000%, due 07/15/16		1,601,250
				12,144,112
		Savings & Loans: 0.0%
1,750,000	#, ±	Washington Mutual IV, 9.750%, due 10/29/49		26,250
				26,250
		Semiconductors: 0.6%
4,322,768		Freescale Semiconductor, Inc., 0.455%, due 12/15/14		3,483,204
1,000,000		Freescale Semiconductor, Inc., 10.125%, due 12/15/16		670,000
				4,153,204
		Software: 1.4%
323,295		First Data Corp., 3.033%, due 09/24/14		279,078
5,576,629		First Data Corp., 3.036%, due 09/24/14		4,813,910
5,200,000	L	First Data Corporation, 9.875%, due 09/24/15		4,829,500
				9,922,488
		Telecommunications: 1.0%
1,400,000	#	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, due 05/01/17		1,456,000
1,000,000		Crown Castle International Corp., 9.000%, due 01/15/15		1,052,500
1,000,000	@@, #	Digicel Group Ltd., 8.875%, due 01/15/15		935,000
1,600,000	#	Qwest Corp., 8.375%, due 05/01/16		1,664,000
1,800,000	@@, #	Wind Acquisition Finance SA, 11.750%, due 07/15/17		2,038,500
				7,146,000
		Total Corporate Bonds/Notes
		(Cost $421,457,696)		399,190,145

		Total Long-Term Investments
		(Cost $698,898,372)		629,096,796
SHORT-TERM INVESTMENTS: 2.4%
		Securities Lending Collateral(cc): 2.4%
17,600,005		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		17,600,005
262,251		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		209,801
		Total Short-Term Investments
		(Cost $17,862,256)		17,809,806
		Total Investments in Securities
		(Cost $716,760,628)*	88.1%	$646,906,602
		Other Assets and Liabilities - Net	11.9	87,562,715
		Net Assets	100.0%	$734,469,317

	@	Non-income producing security
	@@	Foreign Issuer
	&	Payment-in-kind
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	±	Defaulted security
	EUR	EU Euro
	*	Cost for federal income tax purposes is $716,739,703.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$42,053,951
		Gross Unrealized Depreciation		(111,887,052)
		Net Unrealized Depreciation		$(69,833,101)

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Banks	$32,880,611	$4,620,438	$—	$37,501,049
Beverages	—	2,307,773	—	2,307,773
Diversified Financial Services	2,232,174	—	—	2,232,174
Electric	81,895,680	—	—	81,895,680
Gas	9,434,148	—	—	9,434,148
Healthcare - Products	3,653,400	—	—	3,653,400
Mining	5,661,400	—	—	5,661,400
Oil & Gas	14,307,484	—	—	14,307,484
Pharmaceuticals	9,144,250	—	—	9,144,250
Pipelines	3,969,824	—	—	3,969,824
Semiconductors	9,499,000	—	—	9,499,000
Telecommunications	8,383,824	—	—	8,383,824
Total Common Stock	181,061,795	6,928,211	—	187,990,006
Real Estate Investment Trusts	1,702,336	—	—	1,702,336
Preferred Stock	157,000	24,644,790	3,060,020	27,861,810
Convertible Bonds	—	9,421,875	2,930,624	12,352,499
Corporate Bonds/Notes	—	399,190,145	—	399,190,145
Short-Term Investments	17,600,005	209,801	—	17,809,806
Total Investments, at value	$200,521,136	$440,394,822	$5,990,644	$646,906,602

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2009:

	Beginning Balance					Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance at
	at 12/31/2009	Purchases	Issuances	Settlements	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	09/30/2009

Asset Table
Investments, at value
Preferred Stock	—	3,033,000	—	—	—	—	—	27,020	—	—	3,060,020
Convertible Bonds	5,096,068	2,500,000	—	—	(3,524,284)	—	(837,542)	1,354,882	—	(1,658,500)	2,930,624
Total Investments, at value	$5,096,068	$5,533,000	$—	$—	$(3,524,284)	$—	$(837,542)	$1,381,902	$—	$(1,658,500)	$5,990,644

As of September 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $457,643.

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 85.1%
		Aerospace/Defense: 0.7%
55,005	@	Gencorp, Inc.	$294,827
50,120		United Technologies Corp.	3,053,812
			3,348,639
		Agriculture: 9.5%
508,898		Altria Group, Inc.	9,063,473
397,429	@@	British American Tobacco PLC	12,484,577
82	@@	British American Tobacco PLC ADR	5,187
336,586	@@	Imperial Tobacco Group PLC	9,751,006
974	@@	Japan Tobacco, Inc.	3,330,033
38,254	@@	KT&G Corp.	2,317,573
20,157		Lorillard, Inc.	1,497,665
59,427		Philip Morris International, Inc.	2,896,472
67,763		Reynolds American, Inc.	3,016,809
			44,362,795
		Airlines: 0.0%
8,770	@, @@	ACE Aviation Holdings, Inc.	41,284
61	@	Delta Airlines, Inc.	547
			41,831
		Auto Manufacturers: 0.5%
46,017	@@	DaimlerChrysler AG	2,308,591
1,159,302	@, I	DaimlerChrysler Escrow	220,267
			2,528,858
		Auto Parts & Equipment: 0.1%
25,624	@	Goodyear Tire & Rubber Co.	436,377
			436,377
		Banks: 2.5%
81,500		Bank of America Corp.	1,378,980
676,814	@@	Barclays PLC	4,011,042
2,100	@@	Deutsche Bank AG	161,217
29,215	@@	Deutsche Bank AG	2,231,687
47,924	@	Guaranty Bancorp	70,928
498,859	@@	Intesa Sanpaolo S.p.A.	2,213,396
80,464	@, @@	UBS AG - Reg	1,475,301
			11,542,551
		Beverages: 5.1%
33,768		Brown-Forman Corp. - Class B	1,628,293
145		Brown-Forman Corp.	7,405
31,319	@@	Carlsberg A/S	2,278,478
248,591	@	Dr Pepper Snapple Group, Inc.	7,146,991
89,828	@@	Lion Nathan Ltd.	905,593
122,680		Pepsi Bottling Group, Inc.	4,470,459
46,530		PepsiAmericas, Inc.	1,328,897
77,072	@@	Pernod-Ricard SA	6,143,283
			23,909,399
		Building Materials: 0.5%
98,061	@	Owens Corning, Inc.	2,201,469
			2,201,469
		Chemicals: 1.3%
55,412	@@	Linde AG	6,000,796
			6,000,796
		Commercial Services: 0.4%
57,913		H&R Block, Inc.	1,064,441
42,134		Hillenbrand, Inc.	858,270
			1,922,711
		Computers: 2.1%
411,660	@	Dell, Inc.	6,281,932
36,300	@	Perot Systems Corp.	1,078,110
265,660	@	Sun Microsystems, Inc.	2,414,849
			9,774,891
		Diversified Financial Services: 0.7%
39,912	@@	Deutsche Boerse AG	3,255,922
			3,255,922
		Electric: 4.2%
112,500		Constellation Energy Group, Inc.	3,641,625
170,712	@@	E.ON AG	7,225,452
29,764		Entergy Corp.	2,376,953
72,424		Exelon Corp.	3,593,679
58,737	@@	Gaz de France	2,615,137
			19,452,846
		Electronics: 0.8%
26,847	@@	Koninklijke Philips Electronics NV	654,906
135,634	@, @@	Tyco Electronics Ltd.	3,021,926
			3,676,832
		Food: 10.3%
491,002	@@	Cadbury PLC	6,302,604
99,942	@@	Carrefour SA	4,549,900

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Food (continued)
57,793		General Mills, Inc.	$3,720,713
42,396	@@	Groupe Danone	2,564,550
264,425		Kraft Foods, Inc.	6,946,445
267,867		Kroger Co.	5,528,775
209,511	@@	Nestle SA	8,944,163
787,547	@@	Orkla ASA	7,430,770
149,696		Supervalu, Inc.	2,254,422
			48,242,342
		Forest Products & Paper: 3.4%
36,878	@, @@	Domtar Corp.	1,298,843
212,363		International Paper Co.	4,720,829
53,357		MeadWestvaco Corp.	1,190,395
233,005		Weyerhaeuser Co.	8,539,633
			15,749,700
		Healthcare - Products: 0.8%
52,730		Becton Dickinson & Co.	3,677,918
			3,677,918
		Healthcare - Services: 1.6%
63,300	@	Community Health Systems, Inc.	2,021,169
3,265	@	Kindred Healthcare, Inc.	52,991
86,299	@, @@	MDS, Inc.	706,900
807,760	@	Tenet Healthcare Corp.	4,749,629
			7,530,689
		Holding Companies - Diversified: 0.6%
515,826	@@	Keppel Corp., Ltd.	2,947,340
			2,947,340
		Insurance: 7.3%
89,075	@@	ACE Ltd.	4,761,950
5,750	@	Alleghany Corp.	1,489,538
2	@	Berkshire Hathaway, Inc. - Class A	202,000
3,948	@	Berkshire Hathaway, Inc. - Class B	13,119,204
115,175	@	Conseco, Inc.	605,821
31,800		Genworth Financial, Inc.	380,010
174,739		Old Republic International Corp.	2,128,321
51,731		Travelers Cos., Inc.	2,546,717
20,198	@	White Mountains Insurance Group Ltd.	6,200,988
11,352	@@	Zurich Financial Services AG	2,706,838
			34,141,387
		Leisure Time: 0.1%
81,929	@@	Thomas Cook Group PLC	304,888
			304,888
		Lodging: 0.0%
891	@	Trump Entertainment Resorts, Inc.	144
			144
		Media: 4.3%
448,730		Comcast Corp. – Special Class A	7,215,578
840,403		News Corp. - Class A	10,076,426
86,630	@@	Reed Elsevier PLC	651,075
45,104	@	Time Warner Cable, Inc.	1,943,531
			19,886,610
		Mining: 0.7%
95,132	@@	Anglo American PLC	3,035,717
			3,035,717
		Miscellaneous Manufacturing: 2.4%
247,172		Eastman Kodak Co.	1,181,482
68,622		Federal Signal Corp.	493,392
66,715	@@	Siemens AG	6,143,172
101,096	@@	Tyco International Ltd.	3,485,790
			11,303,836
		Office/Business Equipment: 0.2%
150,520		Xerox Corp.	1,165,025
			1,165,025
		Oil & Gas: 5.3%
201,057		Marathon Oil Corp.	6,413,718
20,911		Noble Energy, Inc.	1,379,290
55,336	@	Pride International, Inc.	1,684,428
196,083	@@	Royal Dutch Shell PLC	5,615,618
49,265	@@	Total SA	2,928,310
79,146	@	Transocean, Ltd.	6,769,357
			24,790,721
		Oil & Gas Services: 0.7%
37,997		Baker Hughes, Inc.	1,620,952
63,611	@	Exterran Holdings, Inc.	1,510,125
			3,131,077
		Packaging & Containers: 0.0%
8,700		Temple-Inland, Inc.	142,854
			142,854
		Pharmaceuticals: 1.8%
77,496	@@	Novartis AG	3,892,685
91,320		Wyeth	4,436,326
			8,329,011
		Real Estate: 0.3%
33,647	@	Forestar Real Estate Group, Inc.	578,055

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2009 (Unaudited) (continued)

	Shares			Value
			Real Estate (continued)
	31,181	@	St. Joe Co.	$907,991
				1,486,046
			Retail: 3.4%
	360,845		CVS Caremark Corp.	12,896,600
	56,554		Wal-Mart Stores, Inc.	2,776,236
				15,672,836
			Semiconductors: 1.4%
	731,247	@	LSI Logic Corp.	4,014,546
	146,049		Maxim Integrated Products	2,649,329
				6,663,875
			Software: 2.5%
	452,740		Microsoft Corp.	11,721,439
				11,721,439
			Telecommunications: 6.4%
	890,052	@@	Cable & Wireless PLC	2,046,350
	565,798		Motorola, Inc.	4,860,205
	527,449		Qwest Communications International, Inc.	2,009,581
	415,953	@@	Royal KPN NV	6,909,804
	166,287	@@	Telefonica SA	4,600,686
	535,517		Virgin Media, Inc.	7,454,397
	937,920	@@	Vodafone Group PLC	2,106,995
				29,988,018
			Toys/Games/Hobbies: 1.8%
	464,097		Mattel, Inc.	8,567,231
				8,567,231
			Transportation: 1.4%
	645	@@	AP Moller - Maersk A/S - Class B	4,465,951
	89	@@	Groupe Eurotunnel SA	913
	73,039	@@	TNT NV	1,962,613
				6,429,477
			Total Common Stock
			(Cost $442,414,543)	397,364,098
REAL ESTATE INVESTMENT TRUSTS: 1.0%
			Healthcare: 0.0%
	179		Ventas, Inc.	6,892
				6,892
			Shopping Centers: 0.4%
	750,947	@@	Link Real Estate Investment Trust	1,650,395
				1,650,395
			Single Tenant: 0.6%
	9,488	@	Alexander’s, Inc.	2,807,309
				2,807,309
			Total Real Estate Investment Trusts
			(Cost $5,047,688)	4,464,596
RIGHTS: 0.0%
			Airlines: 0.0%
	715,000	I, X	Northwest Airlines Claim (Pending Reorganization) due 02/20/49	429
			Total Rights
			(Cost $191,932)	429

	Notional			Value
	Amount			in $
POSITIONS IN PURCHASED OPTIONS: 0.0%
			Put Option: 0.0%
	235		S&P 500 Index Strike @ $775.00 - Exp 12/19/09	68,150
			Total Positions in Purchased Options (Cost $1,387,205)	68,150

	Principal Amount			Value
CONVERTIBLE BONDS: 0.0%
			Transportation: 0.0%
	$47,000	@@	Eurotunnel Group UK PLC, 3.000%, due 07/28/10	$107,981
GBP	31,986	@@	Eurotunnel Group UK PLC, 3.000%, due 07/28/10	78,723
			Total Convertible Bonds
			(Cost $158,223)	186,704
CORPORATE BONDS/NOTES: 4.4%
			Auto Manufacturers: 0.0%
$1,017,500		I	DiamlerChrysler Escrow, 12.000%, due 07/31/14	193,325
				193,325
			Auto Parts & Equipment: 0.0%
	179,000	I, ±	Dana Corp., due 01/15/15	—
	7,000	I, ±	Dana Corp., due 03/15/28	—
	29,000	I, ±	Dana Corp., due 03/01/29	—

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2009 (Unaudited) (continued)

	Principal Amount				Value
			Auto Parts & Equipment (continued)
$37,000		I, ±	Dana Corp., due 03/01/29		$—
					—
			Chemicals: 0.0%
	67,600		Lyondell Chemical Co., 0.110%, due 12/15/09		69,444
					69,444
			Commercial Services: 0.0%
	934		HMH Publishing Co. Ltd., 7.555%, due 06/12/14		781
					781
			Diversified Financial Services: 1.0%
	150,000		American General Finance Corp., 5.850%, due 06/01/13		113,646
	2,105,000		American General Finance Corp., 6.900%, due 12/15/17		1,474,266
	199,000		CIT Group, Inc., 0.773%, due 11/03/10		137,498
	271,000		CIT Group, Inc., 4.750%, due 12/15/10		187,259
	340,000		CIT Group, Inc., 5.400%, due 02/13/12		223,261
	285,000		CIT Group, Inc., 5.600%, due 04/27/11		194,119
	1,110,000		CIT Group, Inc., 5.800%, due 10/01/36		666,666
	445,000		CIT Group, Inc., 6.000%, due 04/01/36		257,700
	782,000		CIT Group, Inc., 7.625%, due 11/30/12		509,641
	709,000		CIT Group, Inc., 13.000%, due 01/20/12		729,384
					4,493,440
			Electric: 1.1%
	359,183		Boston Generating, LLC, 2.539%, due 12/20/13		263,439
	81,712		Boston Generating, LLC, 2.580%, due 12/20/13		59,931
	22,912		Boston Generating, LLC, 2.860%, due 12/20/13		16,805
	2,080,250		Calpine Corp., 3.165%, due 03/29/14		1,901,608
	3,391,145		Texas Competitive Electric Holdings Co., LLC, 3.284%, due 10/10/14		2,688,471
					4,930,254
			Household Products/Wares: 0.1%
	111,952		Spectrum Brands, Inc., 0.000%, due 04/01/13		107,054
EUR	335,016	@@	Spectrum Brands, Inc., 0.000%, due 04/01/49		466,839
					573,893
			Media: 0.7%
	$506,062		Charter Communications, 9.250%, due 03/06/14		512,515
	2,904,929		Charter Communications Operating, LLC, 2.289%, due 03/06/14		2,782,074
					3,294,589
			Real Estate: 1.1%
	5,606,605		Realogy Corp., 0.110%, due 10/10/13		4,759,049
	193,000		Realogy Corp., 13.500%, due 10/15/17		201,444
	1,216,000	±	Tropicana Entertainment, LLC, 9.625%, due 12/15/14		1,520
					4,962,013
			Software: 0.4%
	2,180,493		First Data Corporation, 3.033%, due 09/24/14		1,884,403
					1,884,403
			Total Corporate Bonds/Notes
			(Cost $19,390,904)		20,402,142
			Total Long-Term Investments
			(Cost $468,590,495)		422,486,119
SHORT-TERM INVESTMENTS: 9.3%
			U.S. Government Agency Obligations: 3.1%
	14,200,000	Z	Federal Home Loan Bank, 0.190%, due 10/01/09		14,200,000
			Total U.S. Government Agency Obligations
			(Cost $14,200,000)		14,200,000
			U.S. Treasury Bills: 6.2%
	2,000,000	Z	0.070%, due 12/17/09		1,999,692
	5,000,000	Z	0.080%, due 01/07/10		4,998,885
	5,000,000	Z	0.090%, due 12/24/09		4,998,890
	3,000,000	Z	0.100%, due 10/29/09		2,999,751
	2,000,000	Z	0.100%, due 02/04/10		1,999,300
	1,000,000	Z	0.120%, due 02/18/10		999,526
	3,000,000	Z	0.130%, due 02/25/10		2,998,443
	2,000,000	Z	0.140%, due 10/15/09		1,999,885
	5,000,000	Z	0.140%, due 03/18/10		4,996,685
	1,000,000	Z	0.150%, due 10/08/09		999,966
			Total U.S. Treasury Bills
			(Cost $28,991,023)		28,991,023
			Total Short-Term Investments
			(Cost $43,191,023)		43,191,023

			Total Investments in Securities (Cost $511,781,518)*	99.8%	$465,677,142
			Other Assets and Liabilities - Net	0.2	1,060,156
			Net Assets	100.0%	$466,737,298

		@	Non-income producing security
		@@	Foreign Issuer
		ADR	American Depositary Receipt
		I	Illiquid security
		±	Defaulted security
		X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
		Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		EUR	EU Euro
		GBP	British Pound
		*	Cost for federal income tax purposes is $515,139,673.
			Net unrealized depreciation consists of:
			Gross Unrealized Appreciation		$18,745,318
			Gross Unrealized Depreciation		(68,207,849)
			Net Unrealized Depreciation		$(49,462,531)

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Aerospace/Defense	$3,348,639	$—	$—	$3,348,639
Agriculture	16,479,606	27,883,189	—	44,362,795
Airlines	41,831	—	—	41,831
Auto Manufacturers	—	2,308,591	220,267	2,528,858
Auto Parts & Equipment	436,377	—	—	436,377
Banks	1,611,125	9,931,426	—	11,542,551
Beverages	14,582,045	9,327,354	—	23,909,399
Building Materials	2,201,469	—	—	2,201,469
Chemicals	—	6,000,796	—	6,000,796
Commercial Services	1,922,711	—	—	1,922,711
Computers	9,774,891	—	—	9,774,891
Diversified Financial Services	—	3,255,922	—	3,255,922
Electric	9,612,257	9,840,589	—	19,452,846
Electronics	3,021,926	654,906	—	3,676,832
Food	18,450,355	29,791,987	—	48,242,342
Forest Products & Paper	15,749,700	—	—	15,749,700
Healthcare - Products	3,677,918	—	—	3,677,918
Healthcare - Services	7,530,689	—	—	7,530,689
Holding Companies - Diversified	—	2,947,340	—	2,947,340
Insurance	31,434,549	2,706,838	—	34,141,387
Leisure Time	—	304,888	—	304,888
Lodging	144	—	—	144
Media	19,235,535	651,075	—	19,886,610
Mining	—	3,035,717	—	3,035,717
Miscellaneous Manufacturing	5,160,664	6,143,172	—	11,303,836
Office/Business Equipment	1,165,025	—	—	1,165,025
Oil & Gas	16,246,793	8,543,928	—	24,790,721
Oil & Gas Services	3,131,077	—	—	3,131,077
Packaging & Containers	142,854	—	—	142,854
Pharmaceuticals	4,436,326	3,892,685	—	8,329,011
Real Estate	1,486,046	—	—	1,486,046
Retail	15,672,836	—	—	15,672,836
Semiconductors	6,663,875	—	—	6,663,875
Software	11,721,439	—	—	11,721,439
Telecommunications	14,324,183	15,663,835	—	29,988,018
Toys/Games/Hobbies	8,567,231	—	—	8,567,231
Transportation	—	6,429,477	—	6,429,477
Total Common Stock	247,830,116	149,313,715	220,267	397,364,098
Real Estate Investment Trusts	2,814,201	1,650,395	—	4,464,596
Rights	—	—	429	429
Positions In Purchased Options	68,150	—	—	68,150
Convertible Bonds	—	—	186,704	186,704
Corporate Bonds/Notes	—	20,208,817	193,325	20,402,142
Short-Term Investments	—	43,191,023	—	43,191,023
Total Investments, at value	$250,712,467	$214,363,950	$600,725	$465,677,142
Other Financial Instruments+:
Forward foreign currency contracts	—	1,337,187	—	1,337,187
Total Assets	$250,712,467	$215,701,137	$600,725	$467,014,329

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(2,842,548)	$—	$(2,842,548)
Total Liabilities	$—	$(2,842,548)	$—	$(2,842,548)

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2009:

	Beginning Balance at					Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance at
	12/31/2009	Purchases	Issuances	Settlements	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	09/30/2009
Asset Table
Investments, at value
Common Stock	$231,860	$—	$—	$—	$(3,970)	$—	$—	$(7,623)	$—	$—	$220,267
Rights	450	—	—	—	—	—	—	(21)	—	—	429
Convertible Bonds	119,538	—	—	—	(17,673)	(30,275)	(5,904)	121,018	—	—	186,704
Corporate Bonds/Notes	203,950	—	—	—	—	14,650	—	(25,275)	—	—	193,325
Total Investments, at value	$555,798	$—	$—	$—	$(21,643)	$(15,625)	$(5,904)	$88,099	$—	$—	$600,725

As of September 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $XXXXX.

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2009 (Unaudited) (continued)

At September 30, 2009 the following forward foreign currency contracts were outstanding for the ING Franklin Mutual Shares Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Australian Dollar
AUD 31,950	BUY	11/17/09	27,551	28,075	$524
Danish Krone
DKK 184,900	BUY	10/23/09	32,574	36,334	3,760
Danish Krone
DKK 370,000	BUY	10/23/09	62,281	72,707	10,426
Danish Krone
DKK 690,000	BUY	10/23/09	119,414	135,589	16,175
Danish Krone
DKK 920,000	BUY	10/23/09	172,383	180,785	8,402
EU Euro
EUR 142,841	BUY	10/13/09	209,006	209,027	21
EU Euro
EUR 142,069	BUY	10/13/09	208,882	207,896	(986)
Japanese Yen
JPY 19,000,000	BUY	10/20/09	193,418	211,692	18,274
Japanese Yen
JPY 20,500,000	BUY	10/20/09	222,124	228,405	6,281
					$62,877

Australian Dollar
AUD 1,059,591	SELL	11/17/09	904,891	931,076	$(26,185)
Swiss Franc
CHF 4,300,000	SELL	5/10/10	4,048,964	4,156,035	(107,071)
Swiss Franc
CHF 4,328,122	SELL	5/10/10	4,075,828	4,183,215	(107,387)
Swiss Franc
CHF 1,330,311	SELL	5/10/10	1,255,532	1,285,772	(30,240)
Swiss Franc
CHF 340,000	SELL	5/10/10	332,876	328,617	4,259
Danish Krone
DKK 4,371,179	SELL	10/23/09	750,288	858,962	(108,674)
Danish Krone
DKK 648,457	SELL	10/23/09	113,377	127,426	(14,049)
Danish Krone
DKK 430,000	SELL	10/23/09	73,315	84,498	(11,183)
Danish Krone
DKK 510,000	SELL	10/23/09	86,163	100,218	(14,055)
Danish Krone
DKK 640,000	SELL	10/23/09	109,420	125,764	(16,344)
Danish Krone
DKK 260,000	SELL	10/23/09	45,138	51,092	(5,954)
Danish Krone
DKK 227,600	SELL	10/23/09	41,292	44,725	(3,433)
Danish Krone
DKK 270,000	SELL	10/23/09	48,570	53,057	(4,487)
Danish Krone
DKK 315,000	SELL	10/23/09	55,372	61,899	(6,527)
Danish Krone
DKK 662,300	SELL	10/23/09	115,349	130,146	(14,797)
Danish Krone
DKK 112,100	SELL	10/23/09	19,966	22,028	(2,062)
Danish Krone
DKK 470,000	SELL	10/23/09	83,418	92,358	(8,940)
Danish Krone
DKK 710,000	SELL	10/23/09	126,709	139,519	(12,810)
Danish Krone
DKK 1,000,000	SELL	10/23/09	180,580	196,506	(15,926)
Danish Krone
DKK 790,000	SELL	10/23/09	147,940	155,240	(7,300)
Danish Krone
DKK 750,000	SELL	10/23/09	142,905	147,379	(4,474)
Danish Krone
DKK 892,500	SELL	10/23/09	172,592	175,382	(2,790)
EU Euro
EUR 36,599,816	SELL	10/13/09	51,746,101	53,558,277	(1,812,176)
EU Euro
EUR 608,936	SELL	10/13/09	888,371	891,086	(2,715)

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
EU Euro
EUR 3,500,000	SELL	10/13/09	5,121,025	5,121,719	(694)
EU Euro
EUR 1,850,000	SELL	10/13/09	2,710,842	2,707,194	3,648
British Pound
GBP 229,322	SELL	11/12/09	377,047	366,433	10,614
British Pound
GBP 17,915,942	SELL	11/12/09	29,688,507	28,627,810	1,060,697
British Pound
GBP 76,067	SELL	11/12/09	125,571	121,547	4,024
British Pound
GBP 66,799	SELL	11/12/09	110,572	106,739	3,833
British Pound
GBP 72,670	SELL	11/12/09	119,826	116,119	3,707
British Pound
GBP 64,421	SELL	11/12/09	105,223	102,937	2,286
British Pound
GBP 1,200,000	SELL	11/12/09	2,000,136	1,917,475	82,661
British Pound
GBP 901,254	SELL	11/12/09	1,504,842	1,440,110	64,732
British Pound
GBP 313,000	SELL	11/12/09	518,375	500,141	18,234
British Pound
GBP 104,776	SELL	11/12/09	172,290	167,420	4,870
British Pound
GBP 335,628	SELL	11/12/09	545,019	536,298	8,721
British Pound
GBP 102,035	SELL	11/12/09	163,931	163,042	889
Japanese Yen
JPY 182,380,634	SELL	10/20/09	1,845,958	2,032,030	(186,072)
Japanese Yen
JPY 8,300,000	SELL	10/20/09	87,572	92,476	(4,904)
Japanese Yen
JPY 13,900,000	SELL	10/20/09	146,002	154,870	(8,868)
Japanese Yen
JPY 21,000,000	SELL	10/20/09	214,128	233,976	(19,848)
Japanese Yen
JPY 12,500,000	SELL	10/20/09	136,403	139,271	(2,868)
Japanese Yen
JPY 11,413,000	SELL	10/20/09	127,309	127,160	149
South Korean Won
KRW 184,875,000	SELL	10/13/09	145,000	156,880	(11,880)
South Korean Won
KRW 184,585,000	SELL	10/13/09	145,000	156,634	(11,634)
South Korean Won
KRW 184,150,000	SELL	10/13/09	145,000	156,265	(11,265)
South Korean Won
KRW 91,350,000	SELL	10/13/09	72,500	77,517	(5,017)
South Korean Won
KRW 153,711,600	SELL	10/13/09	121,800	130,436	(8,636)
South Korean Won
KRW 181,975,000	SELL	10/13/09	145,000	154,420	(9,420)
South Korean Won
KRW 90,878,750	SELL	10/13/09	72,500	77,118	(4,618)
South Korean Won
KRW 108,141,000	SELL	10/13/09	87,000	91,766	(4,766)
South Korean Won
KRW 72,094,000	SELL	10/13/09	58,000	61,177	(3,177)
South Korean Won
KRW 35,960,000	SELL	10/13/09	29,000	30,515	(1,515)
South Korean Won
KRW 88,848,750	SELL	10/13/09	72,500	75,395	(2,895)
South Korean Won
KRW 299,000,000	SELL	10/13/09	244,481	253,724	(9,243)
Norwegian Krone
NOK 35,360,400	SELL	11/16/09	5,934,447	6,112,670	(178,223)
Norwegian Krone
NOK 1,200,000	SELL	11/16/09	203,487	207,441	(3,954)
Norwegian Krone
NOK 2,100,000	SELL	11/16/09	354,808	363,022	(8,214)
Singapore Dollar
SGD 1,957,562	SELL	3/24/10	1,384,492	1,388,326	(3,834)
Singapore Dollar
SGD 224,800	SELL	3/24/10	158,993	159,431	(438)
					$(1,568,238)

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Equity contracts	$68,150
Foreign echange contracts	(1,505,361)
Total	$(1,437,211)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Franklin Templeton Founding Strategy Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
31,871,051		ING Franklin Income Portfolio - Class I		$283,333,645
40,287,195		ING Franklin Mutual Shares Portfolio - Class I		280,398,879
27,560,319		ING Templeton Global Growth Portfolio - Class I		281,115,249
		Total Investments in Affiliated Investment Companies (Cost $983,027,697)*	100.0%	$844,847,773
		Other Assets and Liabilities - Net	(0.0)	(290,459)
		Net Assets	100.0%	$844,557,314

	*	Cost for federal income tax purposes is $1,043,396,352.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(198,548,579)
		Net Unrealized Depreciation		$(198,548,579)

PORTFOLIO OF INVESTMENTS
ING Franklin Templeton Founding Strategy Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Affiliated Investment Companies	$844,847,773	$—	$—	$844,847,773
Total Investments, at value	$844,847,773	$—	$—	$844,847,773

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 97.0%
		Australia: 1.0%
139,563	L	BHP Billiton Ltd. ADR	$9,212,554
			9,212,554
		Canada: 23.7%
882,896	@	Advantage Oil & Gas Ltd.	6,242,491
676,640	@	Barrick Gold Corp.	25,644,656
486,077	@	Canadian Natural Resources Ltd.	32,659,514
406,442	@	Eldorado Gold Corp. (Canadian Denominated Security)	4,616,200
750,761	@	EnCana Corp.	43,251,341
374,037	@	GoldCorp, Inc.	15,099,874
527,140	@	Kinross Gold Corp.	11,438,938
1,036,400		Nexen, Inc.	23,391,548
627,170		Suncor Energy, Inc.	21,674,995
1,503,604	@	Talisman Energy, Inc.	26,072,493
351,649		Teck Cominco Ltd. - Class B	9,694,963
			219,787,013
		France: 0.8%
130,054		Total SA ADR	7,707,000
			7,707,000
		Japan: 0.6%
590		Inpex Holdings, Inc.	5,005,413
			5,005,413
		Netherlands: 2.0%
327,417		Royal Dutch Shell PLC ADR - Class A	18,724,978
			18,724,978
		Russia: 1.1%
177,400	@	Lukoil-Spon ADR	9,669,995
			9,669,995
		South Africa: 0.9%
65,261	L	Anglogold Ashanti Ltd. ADR	2,660,038
241,575		Gold Fields Ltd. ADR	3,328,904
223,600		Harmony Gold Mining Co., Ltd.	2,423,451
			8,412,393
		United Kingdom: 2.0%
599,690		Anglo American PLC ADR	9,523,077
54,654		Rio Tinto PLC ADR	9,307,030
			18,830,107
		United States: 64.9%
955,000		Alcoa, Inc.	12,529,600
349,000	@	Alpha Natural Resources, Inc.	12,249,900
446,511		Apache Corp.	41,003,105
732,652		Arch Coal, Inc.	16,213,589
251,947	@, L	Atlas Energy, Inc.	6,820,205
50		BJ Services Co.	972
206,733	@	Cal Dive International, Inc.	2,044,589
392,200	@	Cameron International Corp.	14,833,004
490,886	@	Century Aluminum Co.	4,589,784
788,371		Chevron Corp.	55,524,970
299,693		Cimarex Energy Co.	12,982,701
418,760		Cliffs Natural Resources, Inc.	13,551,074
864,080		ConocoPhillips	39,021,853
425,924		Devon Energy Corp.	28,677,463
314,431	@, L	DryShips, Inc.	2,084,678
261,162		ENSCO International, Inc.	11,109,831
932,394		ExxonMobil Corp.	63,971,552
259,388		Freeport-McMoRan Copper & Gold, Inc.	17,796,611
559,300		Frontier Oil Corp.	7,785,456
720,533		Halliburton Co.	19,540,855
734,000		International Paper Co.	16,316,820
817,274		Marathon Oil Corp.	26,071,041
615,301	@	National Oilwell Varco, Inc.	26,537,932
351,409		Occidental Petroleum Corp.	27,550,466
854,479		Patterson-UTI Energy, Inc.	12,902,633
302,170		Peabody Energy Corp.	11,246,767
710,344		Schlumberger Ltd.	42,336,500
602,646		Smith International, Inc.	17,295,940
138,297	@	Transocean, Ltd.	11,828,542
117,844		United States Steel Corp.	5,228,738
510,812		XTO Energy, Inc.	21,106,752
			600,753,923
		Total Common Stock
		(Cost $887,105,937)	898,103,376
SHORT-TERM INVESTMENTS: 4.8%
		Affiliated Mutual Fund: 3.2%
29,226,000		ING Institutional Prime Money Market Fund - Class I	29,226,001
		Total Mutual Fund
		(Cost $29,226,001)	29,226,001

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
	Securities Lending Collateral(cc): 1.6%
$14,651,004	Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$14,651,004
784,324	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		627,459
	Total Securities Lending Collateral
	(Cost $15,435,329)		15,278,463
	Total Short-Term Investments
	(Cost $44,661,330)		44,504,464
	Total Investments in Securities
	(Cost $931,767,267)*	101.8%	$942,607,840
	Other Assets and Liabilities - Net	(1.8)	(16,349,641)
	Net Assets	100.0%	$926,258,199

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
*	Cost for federal income tax purposes is $973,915,507.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$107,331,602
	Gross Unrealized Depreciation	(138,639,269)
	Net Unrealized Appreciation	$(31,307,667)

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Coal	4.3%
Forest Products & Paper	1.8
Iron/Steel	2.0
Mining	14.9
Oil & Gas	59.9
Oil & Gas Services	13.9
Trucking & Leasing	0.2
Short-Term Investments	4.8
Other Assets and Liabilities - Net	(1.8)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Australia	$9,212,554	$—	$—	$9,212,554
Canada	219,787,013	—	—	219,787,013
France	7,707,000	—	—	7,707,000
Japan	—	5,005,413	—	5,005,413
Netherlands	18,724,978	—	—	18,724,978
Russia	—	9,669,995	—	9,669,995
South Africa	5,988,942	2,423,451	—	8,412,393
United Kingdom	9,307,030	9,523,077	—	18,830,107
United States	600,753,923	—	—	600,753,923
Total Common Stock	871,481,440	26,621,936	—	898,103,376
Short-Term Investments	43,877,005	627,459	—	44,504,464
Total Investments, at value	$915,358,445	$27,249,395	$—	$942,607,840

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of September 30, 2009 (Unaudited)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 32.9%
		Federal Home Loan Mortgage Corporation##: 11.4%
$564,923	S	0.643%, due 07/15/34		$544,156
4,300,179	S	5.000%, due 11/01/16-03/01/19		4,574,470
2,019,361		5.000%, due 12/01/19		2,143,835
				7,262,461
		Federal National Mortgage Association##: 20.8%
660,643	S	0.691%, due 02/25/37		642,868
3,096,608	S	5.000%, due 07/01/19-08/25/19		3,294,246
6,796,691		5.000%, due 01/01/18-02/01/20		7,211,687
2,000,000	W	6.000%, due 01/15/33		2,088,906
				13,237,707
		Government National Mortgage Association: 0.7%
392,610	S	5.500%, due 01/01/20-07/01/20		419,386
				419,386
		Total U.S. Government Agency Obligations
		(Cost $20,841,459)		20,919,554
STRUCTURED PRODUCTS: 42.5%
3,650,000	@@, #, S	Commonwealth Bank of Australia, Dow-Jones AIG Commodity Total Return Index, 2.403%, due 12/22/09		4,551,642
4,000,000	@@, S	Eksportfinans A/S		7,126,638
2,700,000	S	Landesbank Baden-Wurttemberg, Merrill Lynch Commodity Index Extra A 01 Total Return Index, 1.289%, due 01/14/10		4,586,860
3,700,000	#, S	Merrill Lynch & Co., Inc., Merrill Lynch Enhanced Benchmark A 01 Total Return Index, 0.436%, due 01/14/10		5,789,266
3,700,000	S	Morgan Stanley		5,005,344
		Total Structured Products
		(Cost $17,750,000)		27,059,750
		Total Long-Term Investments
		(Cost $38,591,459)		47,979,304

Shares				Value
SHORT-TERM INVESTMENTS: 42.5%
		Affiliated Mutual Fund: 42.5%
27,087,379		ING Institutional Prime Money Market Fund - Class I		$27,087,379
		Total Short-Term Investments
		(Cost $27,087,379)		27,087,379
		Total Investments in Securities
		(Cost $65,678,838)*	117.9%	$75,066,683
		Other Assets and Liabilities - Net	(17.9)	(11,374,036)
		Net Assets	100.0%	$63,692,647

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $65,678,838.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$9,387,845
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$9,387,845

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$20,919,554	$—	$20,919,554
Structured Products	—	—	27,059,750	27,059,750
Short-Term Investments	27,087,379	—	—	27,087,379
Total Investments, at value	$27,087,379	$20,919,554	$27,059,750	$75,066,683
Other Financial Instruments+:
Futures	41,421	—	—	41,421
Total Assets	$27,128,800	$20,919,554	$27,059,750	$75,108,104

Liabilities Table
Other Financial Instruments+:
Futures	(95,035)	—	—	(95,035)
Total Liabilities	$(95,035)	$—	$—	$(95,035)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Goldman Sachs Commodity Strategy Portfolio Open Futures Contracts on September 30, 2009:

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	28	09/13/10	$41,421
			$41,421
Short Contracts
90-Day Eurodollar	5	12/14/09	$(2,013)
90-Day Eurodollar	2	03/15/10	(830)
90-Day Eurodollar	7	06/14/10	(3,867)
90-Day Eurodollar	9	12/13/10	(1,807)
90-Day Eurodollar	9	03/14/11	(6,997)
U.S. Treasury 2-Year Note	14	12/31/09	(3,498)
U.S. Treasury 5-Year Note	34	12/31/09	(18,556)
U.S. Treasury 10-Year Note	12	12/21/09	(9,807)
U.S. Treasury Long Bond	18	12/21/09	(47,660)
			$(95,035)

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Interest rate contracts	$(53,614)
Total	$(53,614)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 89.9%
		Advertising: 0.0%
224	@	Interpublic Group of Cos., Inc.	$1,684
			1,684
		Aerospace/Defense: 1.6%
85,365		Northrop Grumman Corp.	4,417,639
248,585	@	Spirit Aerosystems Holdings, Inc.	4,489,445
			8,907,084
		Agriculture: 2.9%
353,285	@@	British American Tobacco PLC	11,097,866
1,593	@@	Japan Tobacco, Inc.	5,446,347
			16,544,213
		Airlines: 2.4%
539,290	@	Continental Airlines, Inc.	8,865,928
491,820	@, L	UAL Corp.	4,534,580
			13,400,508
		Auto Manufacturers: 1.0%
150,410		Paccar, Inc.	5,671,961
			5,671,961
		Banks: 9.1%
827,445		Bank of America Corp.	14,000,369
34,655		Goldman Sachs Group, Inc.	6,388,649
948,104	@@	ICICI Bank Ltd.	17,785,700
320,540	@@	ICICI Bank Ltd. ADR	12,360,022
20,730	@@	State Bank of India Ltd.	929,004
			51,463,744
		Beverages: 6.8%
830,193	@, @@	Anheuser-Busch InBev NV	38,079,450
860,672	@, @@	Anheuser-Busch InBev - ST	3,782
			38,083,232
		Biotechnology: 1.5%
150,520	@	Genzyme Corp.	8,539,000
			8,539,000
		Building Materials: 0.7%
293,700	@, @@, L	Cemex SA de CV ADR	3,794,604
			3,794,604
		Chemicals: 0.8%
91,786		Mosaic Co.	4,412,153
			4,412,153
		Diversified Financial Services: 0.5%
352,615	@	SLM Corp.	3,074,803
			3,074,803
		Electric: 3.4%
2,143,102	@@	NTPC Ltd.	9,493,084
2,576,603	@@	Power Grid Corp. of India Ltd.	5,860,816
1,627,910	@@	Tenaga Nasional BHD	3,845,383
			19,199,283
		Electrical Components & Equipment: 2.2%
257,600	@@	Bharat Heavy Electricals	12,406,837
			12,406,837
		Engineering & Construction: 2.4%
379,493	@@	Larsen & Toubro Ltd.	13,258,224
			13,258,224
		Entertainment: 1.2%
201,065	@	Vail Resorts, Inc.	6,743,720
			6,743,720
		Food: 0.5%
418,527	@@	Tesco PLC	2,679,279
			2,679,279
		Healthcare - Products: 1.6%
130,605		Becton Dickinson & Co.	9,109,699
			9,109,699
		Household Products/Wares: 1.0%
112,464	@@, S	Reckitt Benckiser PLC	5,505,992
			5,505,992
		Insurance: 6.3%
96,850	@@	ACE Ltd.	5,177,601
812,620	@@	Assured Guaranty Ltd.	15,781,080
1,256	@	Berkshire Hathaway, Inc. - Class B	4,173,688
968,620	L	Radian Group, Inc.	10,248,000
			35,380,369
		Lodging: 1.6%
301,495		Ameristar Casinos, Inc.	4,757,591
63,570	@, L	Wynn Resorts Ltd.	4,506,477
			9,264,068
		Media: 7.9%
430,446	@	Liberty Global, Inc.	9,715,166
288,421	@	Liberty Global, Inc. - Series C	6,477,936

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Media (continued)
912,720	@	Liberty Media Corp. - Entertainment	$28,394,719
			44,587,821
		Metal Fabricate/Hardware: 1.2%
1,223,344	@@	Bharat Forge Ltd.	7,011,743
			7,011,743
		Mining: 1.2%
96,870		Freeport-McMoRan Copper & Gold, Inc.	6,646,251
18,535	@	JSW Steel Ltd.	321,622
			6,967,873
		Miscellaneous Manufacturing: 1.1%
174,390	@@	Tyco International Ltd.	6,012,967
			6,012,967
		Oil & Gas: 8.6%
1,101,950	@	Denbury Resources, Inc.	16,672,504
176,360	@	Forest Oil Corp.	3,451,365
539,729	@, L	SandRidge Energy, Inc.	6,994,888
181,240	@	Southwestern Energy Co.	7,735,323
274,445	@	Ultra Petroleum Corp.	13,436,827
			48,290,907
		Packaging & Containers: 3.2%
492,235	@	Owens-Illinois, Inc.	18,163,472
			18,163,472
		Pharmaceuticals: 1.7%
74,940	@@	Novo-Nordisk A/S ADR	4,717,473
90,475	@@	Teva Pharmaceutical Industries Ltd. ADR	4,574,416
			9,291,889
		Pipelines: 3.9%
468,784		Kinder Morgan Management, LLC	22,196,922
			22,196,922
		Real Estate: 10.6%
3,420,282	@@, S	CapitaLand Ltd.	8,968,265
1,490,225	@	CB Richard Ellis Group, Inc.	17,495,242
73,000	@@	Hang Lung Properties Ltd.	267,644
366,520	@@	Mitsubishi Estate Co., Ltd.	5,733,770
937,475	@, L	St. Joe Co.	27,299,272
			59,764,193
		Retail: 1.2%
50,694	@@	Pantaloon Retail India Ltd.	251,178
903,914	@@	Pantaloon Retail India Ltd.	6,338,260
			6,589,438
		Telecommunications: 0.7%
244,400		Corning, Inc.	3,741,764
			3,741,764
		Transportation: 1.1%
269,265	@@	Teekay Shipping Corp.	5,888,826
			5,888,826
		Total Common Stock
		(Cost $435,068,965)	505,948,272
REAL ESTATE INVESTMENT TRUSTS: 5.7%
		Diversified: 1.0%
88,124		Vornado Realty Trust	5,676,067
			5,676,067
		Forest Products & Paper: 1.9%
342,547	L	Plum Creek Timber Co., Inc.	10,495,640
			10,495,640
		Mortgage: 0.1%
208,690	@, L	Gramercy Capital Corp.	507,117
			507,117
		Warehouse/Industrial: 2.7%
1,296,022		Prologis	15,448,582
			15,448,582
		Total Real Estate Investment Trusts
		(Cost $27,693,117)	32,127,406

Principal Amount			Value
CONVERTIBLE BONDS: 1.2%
		Diversified: 0.4%
$2,475,000		Vornado Realty Trust, 2.850%, due 04/01/27	$2,366,719
			2,366,719
		Warehouse/Industrial: 0.8%
4,897,000		Prologis, 2.250%, due 04/01/37	4,437,906
			4,437,906
		Total Convertible Bonds
		(Cost $4,119,545)	6,804,625
CORPORATE BONDS/NOTES: 0.8%
		Lodging: 0.8%
1,702,000	#	MGM Mirage, Inc., 10.375%, due 05/15/14	1,825,395
2,269,000	#	MGM Mirage, Inc., 11.125%, due 11/15/17	2,490,228
		Total Corporate Bonds/Notes
		(Cost $3,867,103)	4,315,623
		Total Long-Term Investments
		(Cost $470,748,730)	549,195,926

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 8.8%
		Securities Lending Collateral(cc): 8.8%
$48,238,015		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$48,238,015
1,618,796		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		1,295,036
		Total Securities Lending Collateral
		(Cost $49,856,811)		49,533,051
		Total Short-Term Investments
		(Cost $49,856,811)		49,533,051
		Total Investments in Securities
		(Cost $520,605,541)*	106.4%	$598,728,977
		Other Assets and Liabilities - Net	(6.4)	(35,927,387)
		Net Assets	100.0%	$562,801,590

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $575,552,113.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$101,091,165
		Gross Unrealized Depreciation		(77,914,301)
		Net Unrealized Appreciation		$23,176,864

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Advertising	$1,684	$—	$—	$1,684
Aerospace/Defense	8,907,084	—	—	8,907,084
Agriculture	—	16,544,213	—	16,544,213
Airlines	13,400,508	—	—	13,400,508
Auto Manufacturers	5,671,961	—	—	5,671,961
Banks	32,749,040	18,714,704	—	51,463,744
Beverages	—	38,083,232	—	38,083,232
Biotechnology	8,539,000	—	—	8,539,000
Building Materials	3,794,604	—	—	3,794,604
Chemicals	4,412,153	—	—	4,412,153
Diversified Financial Services	3,074,803	—	—	3,074,803
Electric	—	19,199,283	—	19,199,283
Electrical Components & Equipment	—	12,406,837	—	12,406,837
Engineering & Construction	—	13,258,224	—	13,258,224
Entertainment	6,743,720	—	—	6,743,720
Food	—	2,679,279	—	2,679,279
Healthcare - Products	9,109,699	—	—	9,109,699
Household Products/Wares	—	5,505,992	—	5,505,992
Insurance	35,380,369	—	—	35,380,369
Lodging	9,264,068	—	—	9,264,068
Media	44,587,821	—	—	44,587,821
Metal Fabricate/Hardware	—	7,011,743	—	7,011,743
Mining	6,967,873	—	—	6,967,873
Miscellaneous Manufacturing	6,012,967	—	—	6,012,967
Oil & Gas	48,290,907	—	—	48,290,907
Packaging & Containers	18,163,472	—	—	18,163,472
Pharmaceuticals	9,291,889	—	—	9,291,889
Pipelines	22,196,922	—	—	22,196,922
Real Estate	44,794,514	14,969,679	—	59,764,193
Retail	251,178	6,338,260	—	6,589,438
Telecommunications	3,741,764	—	—	3,741,764
Transportation	5,888,826	—	—	5,888,826
Total Common Stock	351,236,826	154,711,446	—	505,948,272
Real Estate Investment Trusts	32,127,406	—	—	32,127,406
Convertible Bonds	—	6,804,625	—	6,804,625
Corporate Bonds/Notes	—	4,315,623	—	4,315,623
Short-Term Investments	48,238,015	1,295,036	—	49,533,051
Total Investments, at value	$431,602,247	$167,126,730	$—	$598,728,977
Other Financial Instruments+:
Forward foreign currency contracts	—	741,643	—	741,643
Total Assets	$431,602,247	$167,868,373	$—	$599,470,620

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(209,834)	$—	$(209,834)
Total Liabilities	$—	$(209,834)	$—	$(209,834)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2009 (Unaudited) (continued)

At September 30, 2009 the following forward foreign currency contracts were outstanding for the ING Janus Contrarian Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
British Pound
GBP 2,500,000	BUY	10/1/09	4,138,250	3,995,397	$(142,853)
					$(142,853)
British Pound
GBP 3,720,000	SELL	10/1/09	6,144,566	5,945,151	$199,415
British Pound
GBP 4,200,000	SELL	10/1/09	6,993,315	6,712,267	281,048
British Pound
GBP 3,800,000	SELL	10/15/09	6,259,626	6,072,567	187,059
British Pound
GBP 1,500,000	SELL	11/12/09	2,470,965	2,396,844	74,121
British Pound
GBP 5,420,000	SELL	11/19/09	8,593,518	8,660,499	(66,981)
					$674,662

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Foreign echange contracts	$531,809
Total	$531,809

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.7%
		Brazil: 16.8%
1,537,400		BM&F BOVESPA SA	$11,359,543
199,147		Cia de Bebidas das Americas ADR	16,381,832
1,745,400		Companhia Brasileira de Meios de Pagamento	17,290,455
2,168,687		Petroleo Brasileiro SA ADR	85,251,086
3,075,149		Vale SA ADR	63,071,306
			193,354,222
		Chile: 1.2%
233,301		Banco Santander Chile SA ADR	13,424,140
			13,424,140
		China: 8.6%
2,696,000		Anhui Conch Cement Co., Ltd.	17,878,071
15,310,400		China Merchants Bank Co., Ltd.	33,982,371
5,404,000		China National Building Material Co., Ltd.	12,645,970
2,925,500		Ping An Insurance Group Co. of China Ltd.	23,103,286
2,956,000		Tsingtao Brewery Co., Ltd.	11,129,533
			98,739,231
		Egypt: 1.7%
196,638		Orascom Construction Industries	8,390,500
1,826,907		Orascom Telecom Holding SAE	11,592,753
			19,983,253
		Hong Kong: 9.5%
4,390,000		China Mobile Ltd.	42,996,728
4,308,000		China Resources Enterprise	12,487,939
2,334,200		Esprit Holdings Ltd.	15,640,483
27,070,380		GOME Electrical Appliances Holdings Ltd.	7,198,013
6,178,000		Li & Fung Ltd.	24,752,301
2,012,000		Yue Yuen Industrial Holdings	5,562,761
			108,638,225
		India: 11.4%
618,806		ACC Ltd.	10,507,357
3,308,022		Bharti Airtel Ltd.	28,696,397
1,772,084		Gujarat Ambuja Cements Ltd.	3,659,379
385,282		HDFC Bank Ltd. ADR	45,605,830
705,164		Infosys Technologies Ltd. ADR	34,193,402
419,035		Reliance Capital Ltd.	7,943,988
1		Tata Motors Ltd. ADR	13
			130,606,366
		Indonesia: 1.6%
14,179,000		Bank Rakyat Indonesia	10,933,837
35,899		Telekomunikasi Indonesia Tbk PT ADR	1,281,594
5,391,000		Unilever Indonesia Tbk PT	5,965,784
			18,181,215
		Israel: 1.3%
305,037		Teva Pharmaceutical Industries Ltd. ADR	15,422,671
			15,422,671
		Italy: 0.8%
269,620		Tenaris SA ADR	9,603,864
			9,603,864
		Malaysia: 0.8%
686,000		British American Tobacco Malaysia Bhd	8,724,319
			8,724,319
		Mexico: 7.6%
534,128		America Movil SA de CV - Series L ADR	23,410,830
606,577	@	Cemex SA de CV ADR	7,836,975
282,000		Fomento Economico Mexicano SA de CV ADR	10,730,100
1		Grupo Aeroportuario del Sureste SA de CV ADR	43
8,203,664	@	Grupo Financiero Banorte SA de CV	27,448,875
5,230,220	@	Wal-Mart de Mexico SA de CV	18,135,459
			87,562,282
		Russia: 3.7%
150,150		Magnit OAO GDR	1,786,785
22,922	@	Magnit OJSC GDR	312,207
16,266,203		Sberbank RF	32,681,209
429,121		Vimpel-Communications OAO ADR	8,024,563
			42,804,764
		South Africa: 10.5%
3,489,579		African Bank Investments Ltd.	13,747,126
3,025,570		FirstRand Ltd.	6,682,685
927,928		Impala Platinum Holdings Ltd.	21,729,215
1,073,857		Massmart Holdings Ltd.	12,587,059
1,950,104		MTN Group Ltd.	31,813,367
1,553,461		RMB Holdings Ltd.	5,668,659
753,726		Sasol Ltd.	28,555,616
			120,783,727
		South Korea: 11.9%
145,392		Hyundai Mobis	20,387,056
205,097		Hyundai Motor Co.	19,360,600

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		South Korea (continued)
291,543		KT&G Corp.		$17,662,789
2	#	KT&G Corp. GDR		61
39,740		Posco		16,454,336
58,011		Samsung Electronics Co., Ltd.		40,050,193
44,986		Shinsegae Co., Ltd.		22,651,395
				136,566,430
		Taiwan: 6.2%
1		Chinatrust Financial Holding Co., Ltd.		1
6,839,608		HON HAI Precision Industry Co., Ltd.		27,310,921
1,125,776		President Chain Store Corp.		2,751,807
2,955,223		Taiwan Semiconductor Manufacturing Co., Ltd.		5,848,388
3,245,262		Taiwan Semiconductor Manufacturing Co., Ltd. ADR		35,568,072
				71,479,189
		Turkey: 3.1%
1,044,690		Akbank TAS		6,081,935
979,569		Anadolu Efes Biracilik Ve Malt Sanayii A/S		10,745,190
1	@	Migros Ticaret A.S		12
4,776,392		Turkiye Garanti Bankasi A/S		18,144,544
				34,971,681
		Total Common Stock
		(Cost $899,545,178)		1,110,845,579
PREFERRED STOCK: 3.1%
		Brazil: 3.1%
1,734,532		Banco Itau Holding Financeira SA		35,050,940
		Total Preferred Stock
		(Cost $19,743,638)		35,050,940
		Total Long-Term Investments
		(Cost $919,288,816)		1,145,896,519

Principal Amount				Value
SHORT-TERM INVESTMENTS: 3.5%
		Securities Lending Collateral(cc): 3.5%
$38,342,012		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$38,342,012
3,197,563		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		2,558,050
		Total Short-Term Investments
		(Cost $41,539,575)		40,900,062
		Total Investments in Securities
		(Cost $960,828,391)*	103.3%	$1,186,796,581
		Other Assets and Liabilities - Net	(3.3)	(38,467,128)
		Net Assets	100.0%	$1,148,329,453

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	*	Cost for federal income tax purposes is $987,102,014.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$259,859,507
		Gross Unrealized Depreciation		(60,164,940)
		Net Unrealized Appreciation		$199,694,567

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	2.3%
Apparel	0.5
Auto Manufacturers	1.7
Auto Parts & Equipment	1.8
Banks	17.7
Beverages	4.3
Building Materials	4.6
Commercial Services	1.5
Computers	3.0
Distribution/Wholesale	2.1
Diversified Financial Services	5.1
Electronics	2.4
Engineering & Construction	0.7
Food	0.0
Holding Companies - Diversified	1.1
Household Products/Wares	0.5
Insurance	2.7
Iron/Steel	1.4
Metal Fabricate/Hardware	0.8
Mining	7.4
Oil & Gas	9.9
Pharmaceuticals	1.3
Retail	7.0
Semiconductors	7.1
Telecommunications	12.9
Short-Term Investments	3.5
Other Assets and Liabilities - Net	(3.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Brazil	$193,354,222	$—	$—	$193,354,222
Chile	13,424,140	—	—	13,424,140
China	—	98,739,231	—	98,739,231
Egypt	—	19,983,253	—	19,983,253
Hong Kong	—	108,638,225	—	108,638,225
India	79,799,245	50,807,121	—	130,606,366
Indonesia	1,281,594	16,899,621	—	18,181,215
Israel	15,422,671	—	—	15,422,671
Italy	9,603,864	—	—	9,603,864
Malaysia	—	8,724,319	—	8,724,319
Mexico	87,562,282	—	—	87,562,282
Russia	10,123,555	32,681,209	—	42,804,764
South Africa	—	120,783,727	—	120,783,727
South Korea	61	136,566,369	—	136,566,430
Taiwan	35,568,072	35,911,117	—	71,479,189
Turkey	12	34,971,669	—	34,971,681
Total Common Stock	446,139,718	664,705,861	—	1,110,845,579
Preferred Stock	35,050,940	—	—	35,050,940
Short-Term Investments	38,342,012	2,558,050	—	40,900,062
Total Investments, at value	$519,532,670	$667,263,911	$—	$1,186,796,581

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 93.9%
		Advertising: 0.1%
19,300		Harte-Hanks, Inc.	$266,919
6,000	@	inVentiv Health, Inc.	100,380
			367,299
		Aerospace/Defense: 1.8%
11,370	@	Alliant Techsystems, Inc.	885,155
4,400		Curtiss-Wright Corp.	150,172
19,200	@	Esterline Technologies Corp.	752,832
4,400		Heico Corp.	190,784
73,650	@	TransDigm Group, Inc.	3,668,507
4,000		Triumph Group, Inc.	191,960
			5,839,410
		Agriculture: 0.2%
19,300		Andersons, Inc.	679,360
			679,360
		Airlines: 0.7%
159,800	@	Hawaiian Holdings, Inc.	1,319,948
56,300	@	Republic Airways Holdings, Inc.	525,279
30,100		Skywest, Inc.	499,058
			2,344,285
		Apparel: 1.9%
28,850		Columbia Sportswear Co.	1,187,466
7,900	@	Deckers Outdoor Corp.	670,315
22,200	@	G-III Apparel Group Ltd.	314,130
97,210	@	Iconix Brand Group, Inc.	1,212,209
38,900		Jones Apparel Group, Inc.	697,477
61,300	@	Maidenform Brands, Inc.	984,478
5,900		Oxford Industries, Inc.	116,230
46,500	@	Perry Ellis International, Inc.	745,860
6,600	@	Steven Madden Ltd.	242,946
			6,171,111
		Auto Manufacturers: 0.1%
60,800	@	Force Protection, Inc.	331,968
			331,968
		Auto Parts & Equipment: 0.3%
21,100	@	ATC Technology Corp.	416,936
21,400		Spartan Motors, Inc.	109,996
20,500	@	Standard Motor Products, Inc.	311,600
			838,532
		Banks: 3.6%
25,400	@	1st United Bancorp, Inc.	146,050
1,000		Alliance Financial Corp.	27,050
1,914		Ameris Bancorp.	13,685
1,700		Bancfirst Corp.	62,781
12,500	@@	Banco Latinoamericano de Exportaciones SA	177,750
12,700	L	Central Pacific Financial Corp.	32,004
13,300		City Holding Co.	396,473
4,800		Columbia Banking System, Inc.	79,440
18,400		Community Bank System, Inc.	336,168
5,470		Community Trust Bancorp., Inc.	143,150
16,900		CVB Financial Corp.	128,271
13,000	@	Eagle Bancorp, Inc.	124,540
13,300		East-West Bancorp., Inc.	110,390
4,200		Farmers Capital Bank Corp.	75,096
6,000		First Bancorp.	108,300
48,400	@@	First Bancorp. Puerto Rico	147,620
20,100		First Community Bancshares, Inc.	253,662
172,630		First Financial Bancorp.	2,080,192
1,700		First South Bancorp, Inc.	19,550
51,300		FNB Corp.	364,743
9,925	L	Glacier Bancorp., Inc.	148,280
36,269	S	IBERIABANK Corp.	1,652,416
13,330	L	International Bancshares Corp.	217,412
7,400		Lakeland Financial Corp.	152,810
600		Merchants Bancshares, Inc.	12,816
22,000		Nara Bancorp., Inc.	152,900
3,000	L	National Bankshares, Inc.	76,350
18,900		National Penn Bancshares, Inc.	115,479
7,400		NBT Bancorp., Inc.	166,796
2,800		Pacific Continental Corp.	29,484
3,200	L	Park National Corp.	186,688
7,300		Peoples Bancorp., Inc.	95,265
8,700		Prosperity Bancshares, Inc.	302,673
2,200		Renasant Corp.	32,670
4,057		Republic Bancorp., Inc.	80,978

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Banks (continued)
5,200	@, @@	Santander Bancorp.	$50,700
2,800	L	Sierra Bancorp.	33,628
3,800		Simmons First National Corp.	109,478
5,515		Southside Bancshares, Inc.	124,198
7,800		Southwest Bancorp., Inc.	109,512
55,250		Sterling Bancshares, Inc.	403,878
4,000		Trico Bancshares	65,600
23,300	L	Trustco Bank Corp.	145,625
6,600		Union Bankshares Corp.	82,170
18,500	L	Westamerica Bancorp.	962,000
166,740	@	Western Alliance Bancorp.	1,052,129
10,100		Wilshire Bancorp., Inc.	74,134
			11,462,984
		Beverages: 0.9%
76,760	@	Hansen Natural Corp.	2,820,162
			2,820,162
		Biotechnology: 2.3%
13,100	@	Acorda Therapeutics, Inc.	304,968
5,900	@	Alexion Pharmaceuticals, Inc.	262,786
7,600	@	AMAG Pharmaceuticals, Inc.	331,968
26,500	@, @@, L	American Oriental Bioengineering, Inc.	128,790
31,400	@	Anadys Pharmaceuticals, Inc.	82,582
85,100	@	Ariad Pharmaceuticals, Inc.	188,922
10,400	@	Chelsea Therapeutics International, Inc.	26,104
77,700	@	Cytokinetics, Inc.	411,033
4,300	@	Enzo Biochem, Inc.	30,444
19,600	@	Exelixis, Inc.	125,048
32,100	@	Halozyme Therapeutics, Inc.	228,231
30,300	@, L	Human Genome Sciences, Inc.	570,246
2,800	@, L	Idera Pharmaceuticals, Inc.	20,748
33,500	@, L	Immunomedics, Inc.	184,920
32,500	@	Incyte Corp.	219,375
14,700	@, L	InterMune, Inc.	234,171
11,200	@	Maxygen, Inc.	74,928
14,800	@, L	Molecular Insight Pharmaceuticals, Inc.	81,844
23,900	@	Momenta Pharmaceuticals, Inc.	253,579
85,170	@	Myriad Genetics, Inc.	2,333,658
5,600	@	OSI Pharmaceuticals, Inc.	197,680
29,100	@, @@	Protalix BioTherapeutics, Inc.	240,366
11,100	@	Regeneron Pharmaceuticals, Inc.	214,230
24,900	@	Seattle Genetics, Inc.	349,347
4,700	@	United Therapeutics Corp.	230,253
			7,326,221
		Building Materials: 1.0%
177,930		Comfort Systems USA, Inc.	2,062,209
40,400		Gibraltar Industries, Inc.	536,108
14,000	@	Interline Brands, Inc.	235,900
8,600	@, L	NCI Building Systems, Inc.	27,520
19,350		Quanex Building Products Corp.	277,866
2,700	@, L	Trex Co., Inc.	49,140
			3,188,743
		Chemicals: 1.0%
21,950		Airgas, Inc.	1,061,722
18,900		HB Fuller Co.	395,010
20,500		Innophos Holdings, Inc.	379,250
68,700	@	Omnova Solutions, Inc.	445,176
59,300	@	PolyOne Corp.	395,531
41,700		Spartech Corp.	449,109
8,300	@	WR Grace & Co.	180,442
			3,306,240
		Commercial Services: 7.1%
22,000		Advance America Cash Advance Centers, Inc.	123,200
78,230	@	AMN Healthcare Services, Inc.	743,967
20,800	@	Avis Budget Group, Inc.	277,888
13,200	@, L	Bridgepoint Education, Inc.	201,432
89,893	@	Brink’s Home Security Holdings, Inc.	2,767,805
99,900	@	Cenveo, Inc.	691,308
8,100	@	Consolidated Graphics, Inc.	202,095
5,900	@	Corinthian Colleges, Inc.	109,504
48,870	@	CoStar Group, Inc.	2,014,421
79,100		Deluxe Corp.	1,352,610
43,828	@	Dollar Financial Corp.	702,125
38,300	@	DynCorp International, Inc.	689,400
7,800	@	Emergency Medical Services Corp.	362,700
12,600	@	Gartner, Inc.	230,202
22,600	@	Geo Group, Inc.	455,842
10,700	@	Global Cash Access, Inc.	78,217
7,500	@	Hackett Group, Inc.	21,750
12,600		Heidrick & Struggles International, Inc.	293,076
74,810		Interactive Data Corp.	1,960,770
13,300	@	Kendle International, Inc.	222,376
40,100	@	Kforce, Inc.	482,002

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
21,200	@	Korn/Ferry International	$309,308
3,700	@	Lincoln Educational Services Corp.	84,656
37,600	@, L	Morningstar, Inc.	1,825,856
2,900	@, @@	Net 1 UEPS Technologies, Inc.	60,784
54,800	@	PHH Corp.	1,087,232
14,100	@	Providence Service Corp.	164,406
59,100	@, S	Rent-A-Center, Inc.	1,115,808
140,982	@	SuccessFactors, Inc.	1,983,617
8,500	@	TeleTech Holdings, Inc.	145,010
22,200	@	TrueBlue, Inc.	312,354
55,000	@	Valassis Communications, Inc.	983,400
13,900	@	Wright Express Corp.	410,189
			22,465,310
		Computers: 1.6%
12,700	@	CACI International, Inc.	600,329
58,200	@	Ciber, Inc.	232,800
4,500	@	COMSYS IT Partners, Inc.	28,800
2,100	@	Dynamics Research Corp.	27,342
5,000		iGate Corp.	42,900
11,500		Imation Corp.	106,605
13,900	@	Insight Enterprises, Inc.	169,719
9,800	@	Mercury Computer Systems, Inc.	96,628
55,050	@	Micros Systems, Inc.	1,661,960
4,200	@	NCI, Inc.	120,372
11,700	@	Netscout Systems, Inc.	158,067
26,700	@	Perot Systems Corp.	792,990
29,395	@	Radisys Corp.	255,443
6,700	@, L	STEC, Inc.	196,913
10,700	@, L	Synaptics, Inc.	269,640
73,000	@	Unisys Corp.	194,910
			4,955,418
		Distribution/Wholesale: 1.8%
11,300	@	Beacon Roofing Supply, Inc.	180,574
40,600	@	Brightpoint, Inc.	355,250
8,800	@	Core-Mark Holding Co., Inc.	251,680
49,450	@	MWI Veterinary Supply, Inc.	1,975,528
18,500		Owens & Minor, Inc.	837,125
80,790		Pool Corp.	1,795,154
7,100	@	United Stationers, Inc.	338,031
			5,733,342
		Diversified Financial Services: 4.0%
13,733	@	Altisource Portfolio Solutions SA	198,305
4,300	@	Artio Global Investors, Inc.	112,445
113,875		Calamos Asset Management, Inc.	1,487,208
23,200	@	Encore Capital Group, Inc.	312,040
39,591		Evercore Partners, Inc.	1,156,849
12,100		Financial Federal Corp.	298,628
212,500		GLG Partners, Inc.	856,375
42,290		JMP Group, Inc.	408,521
34,970	@	KBW, Inc.	1,126,733
40,800	@	Knight Capital Group, Inc.	887,400
7,400		National Financial Partners Corp.	64,528
26,400	@	Nelnet, Inc.	328,416
71,200	@	Ocwen Financial Corp.	805,984
174,680		OptionsXpress Holdings, Inc.	3,018,470
35,200	@, L	Penson Worldwide, Inc.	342,848
8,700		Pzena Investment Management, Inc.	71,079
31,400		SWS Group, Inc.	452,160
36,100	@, L	World Acceptance, Corp.	910,081
			12,838,070
		Electric: 1.6%
39,400	@	El Paso Electric Co.	696,198
5,900		MGE Energy, Inc.	215,232
91,430		NorthWestern Corp.	2,233,635
6,600	@	Pike Electric Corp.	79,068
31,500		Portland General Electric Co.	621,180
9,600		Unisource Energy Corp.	295,200
46,900		Westar Energy, Inc.	915,019
			5,055,532
		Electrical Components & Equipment: 0.6%
3,900	@	A123 Systems, Inc.	83,148
4,700	@, L	American Superconductor Corp.	157,638
5,700	@, L	Energy Conversion Devices, Inc.	66,006
3,600	@	EnerSys	79,632
81,400	@	GrafTech International Ltd.	1,196,580
18,400		Insteel Industries, Inc.	219,880
3,600	@, @@	SmartHeat, Inc.	42,732
			1,845,616
		Electronics: 0.6%
19,750	@	Benchmark Electronics, Inc.	355,500
8,800	@	Checkpoint Systems, Inc.	144,672
7,900	@	FEI Co.	194,735

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
4,400	@	Multi-Fineline Electronix, Inc.	$126,324
14,800	@	Plexus Corp.	389,832
13,900		Technitrol, Inc.	128,019
28,100	@	TTM Technologies, Inc.	322,307
3,800		Watts Water Technologies, Inc.	114,950
			1,776,339
		Energy - Alternate Sources: 0.0%
4,900	@, L	GT Solar International, Inc.	28,469
8,800	@	Headwaters, Inc.	34,056
			62,525
		Engineering & Construction: 0.6%
38,600	@	EMCOR Group, Inc.	977,352
1,800	@	Michael Baker Corp.	65,412
37,400	@	Tutor Perini Corp.	796,620
			1,839,384
		Entertainment: 1.5%
10,100	@	Carmike Cinemas, Inc.	102,111
178,790		Cinemark Holdings, Inc.	1,852,264
5,100	@	Isle of Capri Casinos, Inc.	60,129
45,310	@	Penn National Gaming, Inc.	1,253,275
148,220	@	Shuffle Master, Inc.	1,396,232
			4,664,011
		Environmental Control: 0.9%
3,700	@, L	Metalico, Inc.	15,429
94,400	@	Waste Connections, Inc.	2,724,384
			2,739,813
		Food: 2.0%
8,700	@, L	American Dairy, Inc.	246,471
174,020		B&G Foods, Inc.	1,425,224
25,700	@	Chiquita Brands International, Inc.	415,312
37,200	@, @@, S	Fresh Del Monte Produce, Inc.	841,092
14,570		J&J Snack Foods Corp.	629,278
6,814	S	Nash Finch Co.	186,295
7,400		Sanderson Farms, Inc.	278,536
10,100	@	TreeHouse Foods, Inc.	360,267
163,218	@	Winn-Dixie Stores, Inc.	2,141,420
			6,523,895
		Forest Products & Paper: 0.1%
15,400	@	Buckeye Technologies, Inc.	165,242
			165,242
		Gas: 1.3%
29,430		Atmos Energy Corp.	829,337
3,300		Chesapeake Utilities Corp.	102,267
19,250		New Jersey Resources Corp.	698,968
54,580		Northwest Natural Gas Co.	2,273,803
9,400		WGL Holdings, Inc.	311,516
			4,215,891
		Hand/Machine Tools: 0.4%
30,700	S	Regal-Beloit Corp.	1,403,297
			1,403,297
		Healthcare - Products: 4.2%
46,000	@	American Medical Systems Holdings, Inc.	778,320
22,900	@	Cantel Medical Corp.	344,874
19,200	@, L	Electro-Optical Sciences, Inc.	183,936
100	@	EnteroMedics, Inc.	479
11,200	@	Greatbatch, Inc.	251,664
27,200	@	Hanger Orthopedic Group, Inc.	377,264
41,320	@, L	Idexx Laboratories, Inc.	2,066,000
700	@	Integra LifeSciences Holdings Corp.	23,905
37,200		Invacare Corp.	828,816
28,000	@	Micrus Endovascular Corp.	362,600
84,340	@	Natus Medical, Inc.	1,301,366
13,500	@, @@	Orthofix International NV	396,765
184,500	@	PSS World Medical, Inc.	4,027,627
12,500	@	Sirona Dental Systems, Inc.	371,875
36,400		Steris Corp.	1,108,380
19,700	@	Thoratec Corp.	596,319
19,600	@	Vital Images, Inc.	245,392
			13,265,582
		Healthcare - Services: 2.5%
35,600	@	Alliance Imaging, Inc.	201,496
10,100	@, L	Amedisys, Inc.	440,663
13,500	@	AMERIGROUP Corp.	299,295
23,200	@	Centene Corp.	439,408
102,860	@	Coventry Health Care, Inc.	2,053,086
27,200	@, S	Gentiva Health Services, Inc.	680,272
32,700	@, L	Healthsouth Corp.	511,428
4,200	@	Healthspring, Inc.	51,450
47,000	@	Nighthawk Radiology Holdings, Inc.	339,810
79,210	@	Psychiatric Solutions, Inc.	2,119,660
13,800	@	Res-Care, Inc.	196,098
7,200	@	Sun Healthcare Group, Inc.	62,208

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
11,700	@	Triple-S Management Corp.	$196,209
5,600	@	US Physical Therapy, Inc.	84,392
8,000	@	WellCare Health Plans, Inc.	197,200
			7,872,675
		Holding Companies - Diversified: 0.0%
4,500		Compass Diversified Trust	47,115
			47,115
		Home Furnishings: 0.3%
11,400		Hooker Furniture Corp.	153,900
45,500		Tempur-Pedic International, Inc.	861,770
			1,015,670
		Household Products/Wares: 2.6%
23,500	@	ACCO Brands Corp.	169,670
55,100	@	Central Garden & Pet Co.	602,243
174		CSS Industries, Inc.	3,440
10,400		Ennis, Inc.	167,752
13,500	@	Helen of Troy Ltd.	262,305
158,421		Jarden Corp.	4,446,877
26,300	@	Prestige Brands Holdings, Inc.	185,152
43,720		Scotts Miracle-Gro Co.	1,877,774
13,700		Tupperware Corp.	546,904
			8,262,117
		Insurance: 4.4%
103,800		American Equity Investment Life Holding Co.	728,676
26,734		American Physicians Capital, Inc.	770,207
2,800	@	American Safety Insurance Holdings Ltd.	44,240
10,400	@	Amerisafe, Inc.	179,400
7,591	@, @@	Argo Group International Holdings Ltd.	255,665
26,100	@@	Aspen Insurance Holdings Ltd.	690,867
27,100		Delphi Financial Group	613,273
106,724	@	eHealth, Inc.	1,549,632
22,100	@	Flagstone Reinsurance Holdings Ltd.	249,288
5,300	@	Hallmark Financial Services, Inc.	42,665
6,000		Horace Mann Educators Corp.	83,820
39,300		Meadowbrook Insurance Group, Inc.	290,820
300	@	Navigators Group, Inc.	16,500
21,500	@@	Platinum Underwriters Holdings Ltd.	770,560
57,800	@	PMA Capital Corp.	328,882
92,500	@	ProAssurance Corp.	4,827,575
27,790		RLI Corp.	1,466,756
19,800		Safety Insurance Group, Inc.	651,816
18,500		Selective Insurance Group	291,005
			13,851,647
		Internet: 3.0%
8,500	@	Art Technology Group, Inc.	32,810
900	@, @@	AsiaInfo Holdings, Inc.	17,973
15,500	@	Avocent Corp.	314,185
9,400	@	Blue Coat Systems, Inc.	212,346
26,133	@	Cybersource Corp.	435,637
316,551	@	Dice Holdings, Inc.	2,076,575
57,200		Earthlink, Inc.	481,052
18,100	@	eResearch Technology, Inc.	126,700
5,600	@	i2 Technologies, Inc.	89,824
190,915	@	Liquidity Services, Inc.	1,970,243
13,900	@	Perficient, Inc.	114,953
195,928	@, L	Travelzoo, Inc.	2,768,463
69,253		United Online, Inc.	556,794
21,800	@	Vitacost.com, Inc.	238,056
31,700	@	Web.com Group, Inc.	224,753
			9,660,364
		Investment Companies: 0.1%
8,917		Kohlberg Capital Corp.	53,770
47,100	@	MCG Capital Corp.	197,349
			251,119
		Lodging: 0.3%
99,500	@	Monarch Casino & Resort, Inc.	1,070,620
			1,070,620
		Machinery - Construction & Mining: 0.3%
50,500	@	Terex Corp.	1,046,865
			1,046,865
		Machinery - Diversified: 1.0%
53,775	S	Applied Industrial Technologies, Inc.	1,137,879
5,600	@	Chart Industries, Inc.	120,904
24,900	@	Columbus McKinnon Corp.	377,235
4,700	@	Middleby Corp.	258,547
34,000	S	Wabtec Corp.	1,276,020
			3,170,585
		Media: 0.3%
23,200		AH Belo Corp.	74,936
48,500		Belo Corp.	262,385
3,000	@	Cumulus Media, Inc.	5,190
26,900		Entercom Communications Corp.	137,190

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Media (continued)
44,200	@	Lin TV Corp.	$209,066
62,000	@	Mediacom Communications Corp.	357,120
			1,045,887
		Metal Fabricate/Hardware: 1.2%
22,000		CIRCOR International, Inc.	621,720
42,160		Commercial Metals Co.	754,664
31,670		Kaydon Corp.	1,026,741
3,100	@	LB Foster Co.	94,798
50,801	@	RBC Bearings, Inc.	1,185,187
			3,683,110
		Mining: 0.6%
28,300		Compass Minerals International, Inc.	1,743,846
13,900	@	Globe Specialty Metals, Inc.	125,378
			1,869,224
		Miscellaneous Manufacturing: 2.2%
21,700	L	Acuity Brands, Inc.	698,957
7,500		AO Smith Corp.	285,750
60,430		Aptargroup, Inc.	2,257,665
20,100		Barnes Group, Inc.	343,509
7,600	@	Ceradyne, Inc.	139,308
41,100	@, L	EnPro Industries, Inc.	939,546
22,800		Koppers Holdings, Inc.	676,020
26,100		Myers Industries, Inc.	281,097
7,500	@	Polypore International, Inc.	96,825
162,950		Reddy Ice Holdings, Inc.	886,448
88,600	@	Smith & Wesson Holding Corp.	463,378
6,800	L	Sturm Ruger & Co., Inc.	87,992
			7,156,495
		Office Furnishings: 0.7%
108,800		Herman Miller, Inc.	1,839,808
2,900		HNI, Corp.	68,440
41,200		Knoll, Inc.	429,716
			2,337,964
		Oil & Gas: 2.6%
2,000	@	Apco Oil and Gas International, Inc.	45,840
54,825	@	Approach Resources, Inc.	497,811
2,700	@	Clayton Williams Energy, Inc.	81,324
32,740	@	Concho Resources, Inc.	1,189,117
33,500	@	Endeavour International Corp.	40,535
83,500		EXCO Resources, Inc.	1,560,615
2,200	@	FX Energy, Inc.	7,106
9,300	@	Georesources, Inc.	102,765
106,800	@, @@	Gran Tierra Energy, Inc.	444,288
17,400	@	Gulfport Energy Corp.	152,076
53,000	@, L	McMoRan Exploration Co.	400,150
40,600	@	Parker Drilling Co.	221,676
58,100		Patterson-UTI Energy, Inc.	877,310
8,200		Penn Virginia Corp.	187,862
64,220		St. Mary Land & Exploration Co.	2,084,581
6,300	@	Toreador Resources Corp.	62,937
39,400	@	Vaalco Energy, Inc.	181,240
22,500	@	Western Refining, Inc.	145,125
			8,282,358
		Oil & Gas Services: 1.2%
7,100	@	Bolt Technology Corp.	89,247
27,900	@	Cal Dive International, Inc.	275,931
69,720	@	Exterran Holdings, Inc.	1,655,153
17,810	@	FMC Technologies, Inc.	930,394
18,500	@	Global Industries Ltd.	175,750
5,800		Lufkin Industries, Inc.	308,444
7,200	@	Matrix Service Co.	78,264
7,800	@	T.G.C. Industries, Inc.	37,830
7,200	@	T-3 Energy Services, Inc.	141,840
			3,692,853
		Packaging & Containers: 2.7%
86,380	@	Crown Holdings, Inc.	2,349,536
35,700	S	Rock-Tenn Co.	1,681,827
88,040		Silgan Holdings, Inc.	4,642,349
			8,673,712
		Pharmaceuticals: 3.4%
9,800	@, L	Auxilium Pharmaceuticals, Inc.	335,258
111,600	@	AVI BioPharma, Inc.	191,952
18,500	@	Biodel, Inc.	99,345
10,100	@, @@, L	Cardiome Pharma Corp.	43,733
59,240	@	Catalyst Health Solutions, Inc.	1,726,846
105,450	@	Cumberland Pharmaceuticals, Inc.	1,707,236
16,300	@	Idenix Pharmaceuticals, Inc.	50,367
21,200	@	Inspire Pharmaceuticals, Inc.	110,664
26,200	@	Isis Pharmaceuticals, Inc.	381,734
15,200	@, L	MAP Pharmaceuticals, Inc.	158,992
10,700	@, L	Medivation, Inc.	290,398
7,810	@	Myriad Pharmaceuticals, Inc.	45,767

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
11,100	@	Onyx Pharmaceuticals, Inc.	$332,667
4,700	@, L	Optimer Pharmaceuticals, Inc.	63,591
8,500	@	Par Pharmaceutical Cos., Inc.	182,835
15,400	@	Pharmasset, Inc.	325,556
147,360	@	PharMerica Corp.	2,736,475
10,100	@	Progenics Pharmaceuticals, Inc.	52,924
48,400	@	Rigel Pharmaceuticals, Inc.	396,880
4,600	@	Salix Pharmaceuticals Ltd.	97,796
18,500	@, L	Savient Pharmaceuticals, Inc.	281,200
21,472	@	Sucampo Pharmaceuticals, Inc.	125,182
15,600	@, L	Theravance, Inc.	228,384
8,200	@	Valeant Pharmaceuticals International	230,092
36,800	@, L	Vivus, Inc.	384,560
7,300	@	Xenoport, Inc.	154,979
			10,735,413
		Real Estate: 0.7%
7,400	@	Forestar Real Estate Group, Inc.	127,132
177,490	@	HFF, Inc.	1,196,283
21,860		Jones Lang LaSalle, Inc.	1,035,508
			2,358,923
		Retail: 4.9%
15,750	@	Aeropostale, Inc.	684,653
16,000	@	Allion Healthcare, Inc,	93,600
55,700		Asbury Automotive Group, Inc.	706,276
10,850		Brown Shoe Co., Inc.	87,017
31,100	@, L	Cabela’s, Inc.	414,874
51,100	S	Cash America International, Inc.	1,541,176
16,800	@	CEC Entertainment, Inc.	434,448
8,500	@	Childrens Place Retail Stores, Inc.	254,660
28,300	@	Collective Brands, Inc.	490,439
11,600		Cracker Barrel Old Country Store	399,040
19,500		Dillard’s, Inc.	274,950
9,100	L	DineEquity, Inc.	225,225
33,200	@	Domino’s Pizza, Inc.	293,488
31,100	@	Einstein Noah Restaurant Group, Inc.	374,444
14,400	@	Ezcorp, Inc.	196,704
33,700		Finish Line	342,392
7,500	@	First Cash Financial Services, Inc.	128,475
12,900	@, S	Gymboree Corp.	624,102
11,300	@	hhgregg, Inc.	191,422
12,200	@	HOT Topic, Inc.	91,378
29,600	@	HSN, Inc.	481,888
15,600	@	JoS. A Bank Clothiers, Inc.	698,412
26,600	@	Kirkland’s, Inc.	379,050
21,500		Men’s Wearhouse, Inc.	531,050
19,200	@	Pantry, Inc.	301,056
109,983	@	Papa John’s International, Inc.	2,702,282
39,730		PetMed Express, Inc.	748,911
55,700	@	Ruby Tuesday, Inc.	468,994
59,600	@	Ruth’s Chris Steak House	251,512
5,573	@	Saks, Inc.	37,339
28,500	L	Sonic Automotive, Inc.	299,250
4,600	@	Steinway Musical Instruments	54,602
18,600		World Fuel Services Corp.	894,102
			15,697,211
		Savings & Loans: 0.9%
5,100		Berkshire Hills Bancorp., Inc.	111,894
153,867		First Niagara Financial Group, Inc.	1,897,180
6,000		OceanFirst Financial Corp.	69,600
55,550		Westfield Financial, Inc.	470,509
9,000		WSFS Financial Corp.	239,760
			2,788,943
		Semiconductors: 2.0%
85,500	@	Amkor Technology, Inc.	588,240
19,600	@	Applied Micro Circuits Corp.	195,804
58,600	@	Cirrus Logic, Inc.	325,816
2,000	@	DSP Group, Inc.	16,280
5,030	@	Entegris, Inc.	24,899
34,900	@	Kulicke & Soffa Industries, Inc.	210,447
9,900	@	Lattice Semiconductor Corp.	22,275
26,700		Micrel, Inc.	217,605
25,900	@	MIPS Technologies, Inc.	97,643
9,300	@	MKS Instruments, Inc.	179,397
13,100	@	Photronics, Inc.	62,094
96,600	@	PMC - Sierra, Inc.	923,496
5,400	@	Rovi Corp.	181,440
6,700	@	Semtech Corp.	113,967
6,500	@, L	Sigma Designs, Inc.	94,445
135,400	@, S	Skyworks Solutions, Inc.	1,792,696
30,500	@	Standard Microsystems Corp.	707,905
10,700	@	Tessera Technologies, Inc.	298,423
21,400	@	Triquint Semiconductor, Inc.	165,208
			6,218,080

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Software: 6.3%
2,073	@	Actuate Corp.	$11,982
28,500		Acxiom Corp.	269,610
7,500	@	Ariba, Inc.	87,000
261,575	@	Aspen Technology, Inc.	2,668,065
58,680	@	Blackboard, Inc.	2,216,930
5,100		Computer Programs & Systems, Inc.	211,191
11,900	@	CSG Systems International	190,519
171,566	@	Deltek, Inc.	1,319,343
60,460	@	DemandTec, Inc.	533,862
2,900	@	Digi International, Inc.	24,708
4,300	@	Emdeon, Inc.	69,660
10,600	@	Epicor Software Corp.	67,522
10,500	@	infoGROUP, Inc.	73,605
62,200	@	JDA Software Group, Inc.	1,364,668
7,400	@	Mantech International Corp.	348,984
14,800	@	MedAssets, Inc.	334,036
4,300	@	Medidata Solutions, Inc.	65,145
93,335	@	Monotype Imaging Holdings, Inc.	784,947
80,860	@	NetSuite, Inc.	1,237,158
48,610	@	Nuance Communications, Inc.	727,206
86,760	@	Omnicell, Inc.	966,506
35,260	@	Parametric Technology Corp.	487,293
3,000		Pegasystems, Inc.	103,590
13,000	@	Progress Software Corp.	294,450
18,200	@	Quest Software, Inc.	306,670
6,100	@, L	Rosetta Stone, Inc.	140,056
14,600	@	Smith Micro Software, Inc.	180,456
24,250	@, L	SolarWinds, Inc.	534,228
67,426		Solera Holdings, Inc.	2,097,623
3,700	@	SPSS, Inc.	184,815
32,400	@, S	Sybase, Inc.	1,260,360
24,400	@	SYNNEX Corp.	743,712
			19,905,900
		Telecommunications: 5.1%
99,500	@	3Com Corp.	520,385
10,400	@	Adaptec, Inc.	34,736
53,800	@	Anixter International, Inc.	2,157,918
74,120	@	Arris Group, Inc.	964,301
22,000		Black Box Corp.	551,980
108,980	@	Cbeyond, Inc.	1,757,847
172,900	@	Cincinnati Bell, Inc.	605,150
12,600	@	Comtech Telecommunications	418,572
16,600		Consolidated Communications Holdings, Inc.	265,766
21,800	@	DigitalGlobe, Inc.	487,666
783	@	Extreme Networks	2,192
24,700	@	Harmonic, Inc.	164,996
14,000	@	Harris Stratex Networks, Inc.	98,000
4,600	@	LogMeIn, Inc.	84,226
26,500	@	Mastec, Inc.	321,975
10,500	@	Netgear, Inc.	192,675
37,177	@	Neutral Tandem, Inc.	846,149
152,640		NTELOS Holdings Corp.	2,695,622
15,600		Plantronics, Inc.	418,236
13,800	@	Polycom, Inc.	369,150
83,800	@, S	Premier Global Services, Inc.	696,378
182,300	@	RF Micro Devices, Inc.	989,889
30,000	@	Symmetricom, Inc.	155,400
38,700	@	Syniverse Holdings, Inc.	677,250
16,300	@	Tekelec	267,809
101,800	@	Virgin Mobile USA, Inc.	509,000
			16,253,268
		Textiles: 0.2%
12,000		Unifirst Corp.	533,400
			533,400
		Toys/Games/Hobbies: 0.3%
48,400	@, S	Jakks Pacific, Inc.	693,088
3,000	@	Marvel Entertainment, Inc.	148,860
18,300	@	RC2 Corp.	260,775
			1,102,723
		Transportation: 1.9%
19,900		Arkansas Best Corp.	595,806
8,000	@	Atlas Air Worldwide Holdings, Inc.	255,760
49,070		Forward Air Corp.	1,135,971
33,500	@	Gulfmark Offshore, Inc.	1,096,790
83,500	L	Horizon Lines, Inc.	530,225
18,600	@	HUB Group, Inc.	425,010
26,220		Knight Transportation, Inc.	439,972
18,600	@	Knightsbridge Tankers Ltd.	242,544
30,800		Landstar System, Inc.	1,172,248
3,200	@	Marten Transport Ltd.	54,592
			5,948,918

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Water: 0.0%
6,000	@	Consolidated Water Co., Ltd.	$97,980
			97,980
		Total Common Stock
		(Cost $305,708,867)	298,856,721
REAL ESTATE INVESTMENT TRUSTS: 4.5%
		Apartments: 1.1%
15,477		American Campus Communities, Inc.	415,557
30,200		Associated Estates Realty Corp.	290,524
19,900		Education Realty Trust, Inc.	118,007
5,400		Home Properties, Inc.	232,686
52,760		Mid-America Apartment Communities, Inc.	2,381,059
			3,437,833
		Diversified: 0.4%
11,715		Colonial Properties Trust	111,293
158,252	S	Lexington Realty Trust	807,085
5,100		Mission West Properties	34,323
8,500		PS Business Parks, Inc.	436,220
			1,388,921
		Healthcare: 0.4%
27,800		Omega Healthcare Investors, Inc.	445,356
48,200		Senior Housing Properties Trust	921,102
			1,366,458
		Hotels: 0.1%
12,300	@	Ashford Hospitality Trust, Inc.	42,558
20,600		Hersha Hospitality Trust	63,860
37,700	@	Strategic Hotel Capital, Inc.	97,643
			204,061
		Investment Companies: 0.0%
6,700	@	Pennymac Mortgage Investment Trust	133,397
			133,397
		Manufactured Homes: 0.1%
3,200		Equity Lifestyle Properties, Inc.	136,928
5,100		Sun Communities, Inc.	109,752
			246,680
		Mortgage: 0.6%
50,400	@, L	Anthracite Capital, Inc.	52,920
16,100		Capstead Mortgage Corp.	223,951
11,500		Cypress Sharpridge Investments, Inc.	163,300
3,100	@	Invesco Mortgage Capital, Inc.	67,735
129,800		MFA Mortgage Investments, Inc.	1,033,208
51,472		Northstar Realty Finance Corp.	180,667
7,900	@, L	RAIT Investment Trust	23,226
			1,745,007
		Office Property: 0.3%
5,600		BioMed Realty Trust, Inc.	77,280
56,047		Franklin Street Properties Corp.	734,216
10,700		Parkway Properties, Inc.	210,790
			1,022,286
		Real Estate: 0.0%
6,000	@	Government Properties Income Trust	144,060
			144,060
		Regional Malls: 0.1%
30,200		Glimcher Realty Trust	110,834
24,300	L	Pennsylvania Real Estate Investment Trust	184,923
			295,757
		Shopping Centers: 0.2%
43,100		Developers Diversified Realty Corp.	398,244
9,700		Ramco-Gershenson Properties	86,524
			484,768
		Single Tenant: 0.8%
110,990		National Retail Properties, Inc.	2,382,955
			2,382,955
		Warehouse/Industrial: 0.4%
101,100		DCT Industrial Trust, Inc.	516,621
20,590		EastGroup Properties, Inc.	786,950
15,400	@	First Industrial Realty Trust, Inc.	80,850
			1,384,421
		Total Real Estate Investment Trusts
		(Cost $17,867,324)	14,236,604

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 0.2%
		U.S. Treasury Notes: 0.2%
$675,000		3.125%, due 11/30/09	$678,481
		Total U.S. Treasury Obligations
		(Cost $677,542)	678,481
		Total Long-Term Investments
		(Cost $324,253,733)	313,771,806

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 5.4%
		Affiliated Mutual Fund: 1.0%
3,218,706		ING Institutional Prime Money Market Fund - Class I		$3,218,706

		Total Mutual Fund
		(Cost $3,218,706)		3,218,706

Principal Amount				Value
		Securities Lending Collateral(cc): 4.4%
$12,928,004		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$12,928,004
1,121,269		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		897,015
		Total Securities Lending Collateral
		(Cost $14,049,273)		13,825,019
		Total Short-Term Investments
		(Cost $17,267,979)		17,043,725
		Total Investments in Securities
		(Cost $341,521,712)*	104.0%	$330,815,531
		Other Assets and Liabilities - Net	(4.0)	(12,753,164)
		Net Assets	100.0%	$318,062,367

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $346,560,101.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$35,526,568
		Gross Unrealized Depreciation		(51,271,138)
		Net Unrealized Depreciation		$(15,744,570)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$298,856,721	$—	$—	$298,856,721
Real Estate Investment Trusts	14,236,604	—	—	14,236,604
U.S. Treasury Obligations	—	678,481	—	678,481
Short-Term Investments	16,146,710	897,015	—	17,043,725
Total Investments, at value	$329,240,035	$1,575,496	$—	$330,815,531

Liabilities Table
Other Financial Instruments+:
Futures	(61,137)	—	—	(61,137)
Total Liabilities	$(61,137)	$—	$—	$(61,137)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on September 30, 2009:

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
Russell 2000 Mini Index	64	12/18/09	$(61,137)
			$(61,137)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Equity contracts	$(61,137)
Total	$(61,137)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING LifeStyle Aggressive Growth Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.9%
9,219,794		ING Artio Foreign Portfolio - Class I		$97,914,217
3,008,153		ING Clarion Global Real Estate Portfolio - Class I		26,682,315
1,419,726		ING Clarion Real Estate Portfolio - Class I		22,871,779
2,155,911		ING Columbia Small Cap Value Portfolio - Class I		17,613,792
1,999,382		ING Dow Jones Euro STOXX 50 Index Portfolio - Class I		22,972,903
1,277,615		ING FMR Diversified Mid Cap Portfolio - Class I		14,628,693
1,516,848		ING FTSE 100 Index Portfolio - Class I		16,488,133
205,766		ING Hang Seng Index Portfolio - Class I		2,586,485
12,857,284		ING International Index Portfolio - Class I		103,886,857
1,282,660		ING Japan Equity Index Portfolio - Class I		12,942,038
1,802,305		ING JPMorgan Emerging Markets Equity Portfolio - Class I		33,973,458
1,721,476		ING JPMorgan Small Cap Core Equity Portfolio - Class I		17,490,199
563,711		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		21,071,507
140,652		ING Marsico Growth Portfolio - Class I		1,921,312
1,425,348		ING Marsico International Opportunities Portfolio - Class I		14,681,084
1,175,519		ING MidCap Opportunities Portfolio - Class I		9,815,582
3,624,630		ING Pioneer Mid Cap Value Portfolio - Class I		33,346,600
20,428,772		ING Russell Large Cap Index Portfolio - Class I		171,805,974
719,325		ING Russell Large Cap Value Index Portfolio - Class I		8,782,962
988,766		ING Russell Mid Cap Growth Index Portfolio - Class I		12,201,376
10,506,666		ING Russell Mid Cap Index Portfolio - Class I		92,248,526
4,213,020		ING Russell Small Cap Index Portfolio - Class I		39,813,041
1,915,996		ING Small Company Portfolio - Class I		27,111,341
3,300,655		ING Stock Index Portfolio - Class I		30,234,003
484,797		ING T. Rowe Price Growth Equity Portfolio - Class I		20,763,853
3,892,617		ING Templeton Foreign Equity Portfolio - Class I		39,899,323
69,719		ING Thornburg Value Portfolio - Class I		1,913,773
2,873,653		ING Van Kampen Comstock Portfolio - Class I		25,115,727
1,660,103		ING Wells Fargo Small Cap Disciplined Portfolio - Class I		12,649,986
		Total Investments in Affiliated Investment Companies
		(Cost $1,013,222,792)*	99.9%	$953,426,839
		Other Assets and Liabilities - Net	0.1	677,204
		Net Assets	100.0%	$954,104,043

	*	Cost for federal income tax purposes is $1,080,637,469.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$36,387,440
		Gross Unrealized Depreciation		(163,598,070)
		Net Unrealized Depreciation		$(127,210,630)

PORTFOLIO OF INVESTMENTS
ING LifeStyle Aggressive Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Affiliated Investment Companies	$953,426,839	$—	$—	$953,426,839
Total Investments, at value	$953,426,839	$—	$—	$953,426,839

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING LifeStyle Conservative Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.5%
1,276,531		ING Artio Foreign Portfolio - Class I		$13,556,762
3,265,207		ING BlackRock Inflation Protected Bond Portfolio - Class I		32,945,936
195,325		ING Dow Jones Euro STOXX 50 Index Portfolio - Class I		2,244,285
147,411		ING FMR Diversified Mid Cap Portfolio - Class I		1,687,853
149,511		ING FTSE 100 Index Portfolio - Class I		1,625,188
21,225		ING Hang Seng Index Portfolio - Class I		266,800
3,502,955		ING Intermediate Bond Portfolio - Class I		42,245,639
639,069		ING International Index Portfolio - Class I		5,163,675
128,953		ING Japan Equity Index Portfolio - Class I		1,301,139
3,461,175		ING Limited Maturity Bond Portfolio - Class I		35,684,719
243,426		ING Marsico Growth Portfolio - Class I		3,325,202
328,912		ING Marsico International Opportunities Portfolio - Class I		3,387,795
203,446		ING MidCap Opportunities Portfolio - Class I		1,698,777
1,493,324		ING Oppenheimer Strategic Income Portfolio - Class I		15,620,173
5,713,578		ING PIMCO Total Return Bond Portfolio - Class I		68,677,214
179,232		ING Pioneer Mid Cap Value Portfolio - Class I		1,648,936
231,468		ING Russell Large Cap Growth Index Portfolio - Class I		2,745,207
3,142,751		ING Russell Large Cap Index Portfolio - Class I		26,430,535
135,811		ING Russell Large Cap Value Index Portfolio - Class I		1,658,249
310,191		ING Russell Mid Cap Index Portfolio - Class I		2,723,473
3,102,114		ING Stock Index Portfolio - Class I		28,415,369
78,050		ING T. Rowe Price Growth Equity Portfolio - Class I		3,342,872
336,846		ING Templeton Foreign Equity Portfolio - Class I		3,452,675
120,661		ING Thornburg Value Portfolio - Class I		3,312,155
5,506,501		ING U.S. Bond Index Portfolio - Class I		58,093,590
765,140		ING Van Kampen Comstock Portfolio - Class I		6,687,328
		Total Investments in Affiliated Investment Companies
		(Cost $ 336,489,590)*	100.5%	$367,941,546
		Other Assets and Liabilities - Net	(0.5)	(1,870,823)
		Net Assets	100.0%	$366,070,723

	*	Cost for federal income tax purposes is $339,329,134.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$31,935,409
		Gross Unrealized Depreciation		(3,322,997)
		Net Unrealized Appreciation		$28,612,412

PORTFOLIO OF INVESTMENTS
ING LifeStyle Conservative Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Affiliated Investment Companies	$367,941,546	$—	$—	$367,941,546
Total Investments, at value	$367,941,546	$—	$—	$367,941,546

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING LifeStyle Growth Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
32,688,681		ING Artio Foreign Portfolio - Class I		$347,153,796
5,445,947		ING Clarion Global Real Estate Portfolio - Class I		48,305,552
6,885,295		ING Clarion Real Estate Portfolio - Class I		110,922,106
6,969,275		ING Columbia Small Cap Value Portfolio - Class I		56,938,974
6,567,176		ING Dow Jones Euro STOXX 50 Index Portfolio - Class I		75,456,847
3,355,386		ING FMR Diversified Mid Cap Portfolio - Class I		38,419,166
4,978,639		ING FTSE 100 Index Portfolio - Class I		54,117,805
674,345		ING Hang Seng Index Portfolio - Class I		8,476,516
8,741,891		ING Intermediate Bond Portfolio - Class I		105,427,205
27,351,491		ING International Index Portfolio - Class I		221,000,049
4,204,833		ING Japan Equity Index Portfolio - Class I		42,426,767
4,606,149		ING JPMorgan Emerging Markets Equity Portfolio - Class I		86,825,906
1,887,690		ING JPMorgan Small Cap Core Equity Portfolio - Class I		19,178,931
1,549,326		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		57,913,798
1,662,272		ING Marsico Growth Portfolio - Class I		22,706,634
3,743,375		ING Marsico International Opportunities Portfolio - Class I		38,556,758
4,630,877		ING MidCap Opportunities Portfolio - Class I		38,667,820
3,478,258		ING Oppenheimer Strategic Income Portfolio - Class I		36,382,575
15,911,848		ING PIMCO Total Return Bond Portfolio - Class I		191,260,417
10,199,276		ING Pioneer Mid Cap Value Portfolio - Class I		93,833,341
67,064,806		ING Russell Large Cap Index Portfolio - Class I		564,015,017
3,091,346		ING Russell Large Cap Value Index Portfolio - Class I		37,745,330
3,116,142		ING Russell Mid Cap Growth Index Portfolio - Class I		38,453,198
27,639,959		ING Russell Mid Cap Index Portfolio - Class I		242,678,839
9,766,081		ING Russell Small Cap Index Portfolio - Class I		92,289,465
5,389,592		ING Small Company Portfolio - Class I		76,262,723
11,926,161		ING Stock Index Portfolio - Class I		109,243,633
1,332,436		ING T. Rowe Price Growth Equity Portfolio - Class I		57,068,231
11,501,026		ING Templeton Foreign Equity Portfolio - Class I		117,885,515
1,647,908		ING Thornburg Value Portfolio - Class I		45,235,080
52,535,505		ING U.S. Bond Index Portfolio - Class I		554,249,573
8,708,124		ING Van Kampen Comstock Portfolio - Class I		76,109,006
2,515,332		ING Wells Fargo Small Cap Disciplined Portfolio - Class I		19,166,832
		Total Investments in Affiliated Investment Companies
		(Cost $3,830,425,536)*	100.1%	$3,724,373,405
		Other Assets and Liabilities - Net	(0.1)	(1,947,962)
		Net Assets	100.0%	$3,722,425,443

	*	Cost for federal income tax purposes is $4,030,200,889.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$126,879,187
		Gross Unrealized Depreciation		(432,706,671)
		Net Unrealized Depreciation		$(305,827,484)

PORTFOLIO OF INVESTMENTS
ING LifeStyle Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Affiliated Investment Companies	$3,724,373,405	$—	$—	$3,724,373,405
Total Investments, at value	$3,724,373,405	$—	$—	$3,724,373,405

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Growth Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
26,243,212		ING Artio Foreign Portfolio - Class I		$278,702,912
2,814,423		ING Clarion Global Real Estate Portfolio - Class I		24,963,935
4,812,217		ING Clarion Real Estate Portfolio - Class I		77,524,823
4,010,838		ING Columbia Small Cap Value Portfolio - Class I		32,768,547
5,091,831		ING Dow Jones Euro STOXX 50 Index Portfolio - Class I		58,505,141
2,852,237		ING FMR Diversified Mid Cap Portfolio - Class I		32,658,114
3,778,919		ING FTSE 100 Index Portfolio - Class I		41,076,845
315,122		ING Hang Seng Index Portfolio - Class I		3,961,086
18,591,994		ING Intermediate Bond Portfolio - Class I		224,219,443
13,094,770		ING International Index Portfolio - Class I		105,805,741
3,136,812		ING Japan Equity Index Portfolio - Class I		31,650,437
2,635,585		ING JPMorgan Emerging Markets Equity Portfolio - Class I		49,680,786
1,141,400		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		42,665,547
1,884,013		ING Marsico Growth Portfolio - Class I		25,735,622
3,182,046		ING Marsico International Opportunities Portfolio - Class I		32,775,074
3,936,465		ING MidCap Opportunities Portfolio - Class I		32,869,482
2,958,982		ING Oppenheimer Strategic Income Portfolio - Class I		30,950,951
29,533,829		ING PIMCO Total Return Bond Portfolio - Class I		354,996,624
6,935,895		ING Pioneer Mid Cap Value Portfolio - Class I		63,810,234
58,908,543		ING Russell Large Cap Index Portfolio - Class I		495,420,847
2,627,790		ING Russell Large Cap Value Index Portfolio - Class I		32,085,322
1,765,913		ING Russell Mid Cap Growth Index Portfolio - Class I		21,791,362
15,857,375		ING Russell Mid Cap Index Portfolio - Class I		139,227,756
5,063,427		ING Russell Small Cap Index Portfolio - Class I		47,849,383
1,145,733		ING Small Company Portfolio - Class I		16,212,120
14,506,927		ING Stock Index Portfolio - Class I		132,883,449
1,321,406		ING T. Rowe Price Growth Equity Portfolio - Class I		56,595,822
9,776,418		ING Templeton Foreign Equity Portfolio - Class I		100,208,283
1,809,367		ING Thornburg Value Portfolio - Class I		49,667,121
43,019,586		ING U.S. Bond Index Portfolio - Class I		453,856,630
8,327,609		ING Van Kampen Comstock Portfolio - Class I		72,783,300
		Total Investments in Affiliated Investment Companies
		(Cost $3,200,247,043)*	100.0%	$3,163,902,739
		Other Assets and Liabilities - Net	0.0	298,086
		Net Assets	100.0%	$3,164,200,825

	*	Cost for federal income tax purposes is $3,329,669,637.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$137,295,326
		Gross Unrealized Depreciation		(303,062,224)
		Net Unrealized Depreciation		$(165,766,898)

PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Affiliated Investment Companies	$3,163,902,739	$—	$—	$3,163,902,739
Total Investments, at value	$3,163,902,739	$—	$—	$3,163,902,739

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
11,130,865		ING Artio Foreign Portfolio - Class I		$118,209,790
7,266,309		ING BlackRock Inflation Protected Bond Portfolio - Class I		73,317,058
1,204,994		ING Columbia Small Cap Value Portfolio - Class I		9,844,798
1,647,713		ING Dow Jones Euro STOXX 50 Index Portfolio - Class I		18,932,221
1,713,820		ING FMR Diversified Mid Cap Portfolio - Class I		19,623,240
1,249,676		ING FTSE 100 Index Portfolio - Class I		13,583,978
169,635		ING Hang Seng Index Portfolio - Class I		2,132,313
13,458,527		ING Intermediate Bond Portfolio - Class I		162,309,842
8,987,164		ING International Index Portfolio - Class I		72,616,283
1,056,677		ING Japan Equity Index Portfolio - Class I		10,661,866
527,563		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		19,720,303
12,247,238		ING Limited Maturity Bond Portfolio - Class I		126,269,029
1,415,056		ING Marsico Growth Portfolio - Class I		19,329,664
1,911,992		ING Marsico International Opportunities Portfolio - Class I		19,693,518
2,365,299		ING MidCap Opportunities Portfolio - Class I		19,750,244
1,784,977		ING Oppenheimer Strategic Income Portfolio - Class I		18,670,861
22,269,994		ING PIMCO Total Return Bond Portfolio - Class I		267,685,332
3,125,672		ING Pioneer Mid Cap Value Portfolio - Class I		28,756,181
807,324		ING Russell Large Cap Growth Index Portfolio - Class I		9,574,862
26,832,681		ING Russell Large Cap Index Portfolio - Class I		225,662,846
1,052,638		ING Russell Large Cap Value Index Portfolio - Class I		12,852,711
795,811		ING Russell Mid Cap Growth Index Portfolio - Class I		9,820,311
8,917,100		ING Russell Mid Cap Index Portfolio - Class I		78,292,139
2,587,675		ING Russell Small Cap Index Portfolio - Class I		24,453,525
344,218		ING Small Company Portfolio - Class I		4,870,678
6,611,723		ING Stock Index Portfolio - Class I		60,563,382
453,709		ING T. Rowe Price Growth Equity Portfolio - Class I		19,432,377
5,874,344		ING Templeton Foreign Equity Portfolio - Class I		60,212,025
1,402,828		ING Thornburg Value Portfolio - Class I		38,507,639
25,168,740		ING U.S. Bond Index Portfolio - Class I		265,530,206
6,671,733		ING Van Kampen Comstock Portfolio - Class I		58,310,947
		Total Investments in Affiliated Investment Companies
		(Cost $1,889,492,277)*	100.1%	$1,889,190,169
		Other Assets and Liabilities - Net	(0.1)	(1,641,717)
		Net Assets	100.0%	$1,887,548,452

	*	Cost for federal income tax purposes is $1,946,472,377.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$58,613,543
		Gross Unrealized Depreciation		(115,895,751)
		Net Unrealized Depreciation		$(57,282,208)

PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Affiliated Investment Companies	$1,889,190,169	$—	$—	$1,889,190,169
Total Investments, at value	$1,889,190,169	$—	$—	$1,889,190,169

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2009 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 48.3%
		Auto Manufacturers: 0.3%
$1,200,000		Daimler Finance NA, LLC, 5.750%, due 09/08/11	$1,261,002
			1,261,002
		Banks: 10.5%
4,056,000		American Express Centurion Bank, 5.200%, due 11/26/10	4,190,306
5,107,000	S	Bank of America Corp., 2.100%, due 04/30/12	5,181,894
640,000	@@	Bank of Ireland, 0.563%, due 12/29/49	224,000
2,447,000		BB&T Corp., 3.850%, due 07/27/12	2,525,842
4,513,000		Citibank NA, 1.375%, due 08/10/11	4,531,196
4,769,000	S	Citigroup, Inc., 2.125%, due 04/30/12	4,839,514
2,059,000		Citigroup, Inc., 5.125%, due 02/14/11	2,099,470
4,058,000		Citigroup, Inc., 7.250%, due 10/01/10	4,175,710
3,980,000		General Motors Acceptance Corp., 2.200%, due 12/19/12	4,025,602
1,171,000		Goldman Sachs Group, Inc., 6.000%, due 05/01/14	1,274,783
1,203,000		Goldman Sachs Group, Inc., 6.875%, due 01/15/11	1,277,792
1,320,000	@@	HSBC Bank PLC, 1.288%, due 06/29/49	765,600
500,000		JPMorgan Chase & Co., 5.375%, due 10/01/12	538,367
1,000,000		Morgan Stanley, 2.250%, due 03/13/12	1,018,902
3,281,000		Morgan Stanley, 5.050%, due 01/21/11	3,394,916
373,000		Morgan Stanley, 6.750%, due 04/15/11	397,866
606,000		National City Bank, 6.200%, due 12/15/11	647,438
804,000		PNC Funding Corp., 4.500%, due 03/10/10	813,102
2,374,000	L	State Street Corp., 2.150%, due 04/30/12	2,413,000
942,000		Wells Fargo Bank NA, 6.450%, due 02/01/11	992,568
2,365,000		Wells Fargo Bank NA, 7.550%, due 06/21/10	2,474,280
			47,802,148
		Beverages: 0.7%
528,000		Anheuser-Busch Cos., Inc., 6.000%, due 04/15/11	555,097
586,000		Coca-Cola Enterprises, Inc., 3.750%, due 03/01/12	611,973
2,017,000	@@	Diageo Capital PLC, 5.200%, due 01/30/13	2,163,226
			3,330,296
		Computers: 0.7%
923,000		Hewlett-Packard Co., 2.250%, due 05/27/11	940,615
550,000		Hewlett-Packard Co., 2.950%, due 08/15/12	564,299
1,616,000		Hewlett-Packard Co., 4.250%, due 02/24/12	1,708,375
			3,213,289
		Diversified: 0.4%
1,775,000		Duke Realty LP, 5.625%, due 08/15/11	1,796,435
			1,796,435
		Diversified Financial Services: 8.1%
2,627,000		Bear Stearns Cos., Inc., 0.673%, due 02/01/12	2,610,156
962,000		Bear Stearns Cos., Inc., 0.718%, due 01/31/11	961,055
1,508,000	@@	BP Capital Markets PLC, 3.125%, due 03/10/12	1,558,789
2,642,000		Caterpillar Financial Services, 5.750%, due 02/15/12	2,808,311
2,275,000		General Electric Capital Corp., 2.200%, due 06/08/12	2,311,666
2,311,000		General Electric Capital Corp., 2.250%, due 03/12/12	2,354,126
555,000		General Electric Capital Corp., 5.200%, due 02/01/11	576,706
2,425,000		General Electric Capital Corp., 6.125%, due 02/22/11	2,559,592
1,723,000		Genworth Global Funding Trusts, 5.200%, due 10/08/10	1,730,853
2,817,000		Goldman Sachs Capital III, 1.131%, due 12/31/49	1,893,559
601,000		HSBC Finance Corp., 4.750%, due 04/15/10	609,767
2,804,000		International Lease Finance Corp., 0.627%, due 05/24/10	2,671,466
1,439,000		John Deere Capital Corp., 5.400%, due 10/17/11	1,543,342
1,704,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	1,699,895
548,000	#	MassMutual Global Funding II, 3.625%, due 07/16/12	565,076
2,020,000		MBNA Corp., 5.000%, due 05/04/10	2,050,688
3,118,000		Merrill Lynch & Co., Inc., 0.410%, due 12/04/09	3,118,187
2,100,000		National Rural Utilities Cooperative Finance Corp., 2.625%, due 09/16/12	2,112,755
763,000	#	Nissan Motor Acceptance Corp., 4.625%, due 03/08/10	761,508
256,883	@@, #	Petroleum Export Ltd., 5.265%, due 06/15/11	250,848
164,842	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	168,373
1,744,000	#	Premium Asset Trust/XL Life, 0.798%, due 10/08/09	1,740,914
			36,657,632
		Electric: 4.0%
2,000,000		American Electric Power Co., Inc., 5.375%, due 03/15/10	2,039,840
2,554,000		Commonwealth Edison Co., 6.150%, due 03/15/12	2,773,039
802,000		Consumers Energy Co., 4.000%, due 05/15/10	813,722
2,084,000		Dominion Resources, Inc., 5.125%, due 12/15/09	2,100,028
588,000		DTE Energy Co., 7.050%, due 06/01/11	625,806
739,000		Duke Energy Carolinas, LLC, 7.375%, due 03/01/10	758,246
106,000		FirstEnergy Corp., 6.450%, due 11/15/11	114,702
2,838,000		Nisource Finance Corp., 7.875%, due 11/15/10	2,986,419
398,000		Pacific Gas & Electric Co., 4.200%, due 03/01/11	412,123
1,063,000		PSEG Power, LLC, 7.750%, due 04/15/11	1,148,887
901,000		Public Service Co. of Colorado, 7.875%, due 10/01/12	1,047,840
3,358,000		Southern California Edison Co., 7.625%, due 01/15/10	3,421,318
			18,241,970

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Food: 1.7%
$888,000		Kraft Foods, Inc., 5.625%, due 08/11/10	$914,257
1,625,000		Kraft Foods, Inc., 5.625%, due 11/01/11	1,729,806
896,000		Kroger Co., 6.750%, due 04/15/12	986,019
1,079,000		Kroger Co., 6.800%, due 04/01/11	1,156,000
2,768,000		Safeway, Inc., 6.500%, due 03/01/11	2,943,178
			7,729,260
		Gas: 0.2%
976,000		AGL Capital Corp., 7.125%, due 01/14/11	1,026,982
			1,026,982
		Healthcare - Products: 0.3%
1,235,000	@@	Covidien International Finance SA, 5.150%, due 10/15/10	1,288,300
			1,288,300
		Healthcare - Services: 0.9%
1,924,000		Aetna, Inc., 7.875%, due 03/01/11	2,048,181
1,731,000	#	Roche Holdings, Inc., 4.500%, due 03/01/12	1,832,660
			3,880,841
		Housewares: 0.1%
441,000		Newell Rubbermaid, Inc., 4.000%, due 05/01/10	443,663
			443,663
		Insurance: 1.7%
1,225,000	@@	Aegon NV, 3.598%, due 12/31/49	573,913
1,058,000		Allstate Corp., 6.125%, due 02/15/12	1,127,344
1,059,000		Berkshire Hathaway Finance, 4.000%, due 04/15/12	1,110,905
1,500,000		Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	1,501,352
562,000	#	Metropolitan Life Global Funding I, 4.625%, due 08/19/10	573,595
700,000	#	Metropolitan Life Global Funding I, 5.125%, due 11/09/11	735,119
1,000,000	#	Monumental Global Funding II, 0.290%, due 05/26/10	993,303
1,195,000		Prudential Financial, Inc., 5.100%, due 12/14/11	1,243,513
			7,859,044
		Media: 3.6%
1,000,000		CBS Corp., 7.700%, due 07/30/10	1,038,707
1,907,000		Comcast Cable Communications Holdings, Inc., 6.750%, due 01/30/11	2,028,567
3,412,000		COX Communications, Inc., 4.625%, due 01/15/10	3,443,353
2,253,000	@@	Thomson Corp., 4.750%, due 05/28/10	2,310,373
3,512,000		Time Warner Cable, Inc., 5.400%, due 07/02/12	3,755,044
400,000		Time Warner, Inc., 5.500%, due 11/15/11	425,494
3,077,000		Time Warner, Inc., 6.750%, due 04/15/11	3,289,790
			16,291,328
		Mining: 0.7%
3,150,000	@@	Xstrata Canada Corp., 8.375%, due 02/15/11	3,394,434
			3,394,434
		Miscellaneous Manufacturing: 0.4%
1,869,000	@@	Tyco International Group SA, 6.375%, due 10/15/11	2,015,748
			2,015,748
		Oil & Gas: 1.0%
1,730,000		Chevron Corp., 3.450%, due 03/03/12	1,802,091
2,600,000	@@	Conoco Funding Co., 6.350%, due 10/15/11	2,850,445
			4,652,536
		Pharmaceuticals: 1.8%
861,000		Eli Lilly & Co., 3.550%, due 03/06/12	902,172
1,664,000		Express Scripts, Inc., 5.250%, due 06/15/12	1,767,514
2,012,000		Pfizer, Inc., 4.450%, due 03/15/12	2,138,432
3,266,000		Wyeth, 6.950%, due 03/15/11	3,510,271
			8,318,389
		Pipelines: 0.7%
1,629,000		Enterprise Products Operating L.P., 4.600%, due 08/01/12	1,689,011
1,201,000		Transcontinental Gas Pipe Line Corp., 8.875%, due 07/15/12	1,385,529
			3,074,540
		Retail: 1.8%
2,503,000		CVS Caremark Corp., 5.750%, due 08/15/11	2,677,216
3,221,000		Home Depot, Inc., 4.625%, due 08/15/10	3,314,396
2,013,000		Target Corp., 6.350%, due 01/15/11	2,141,111
			8,132,723
		Software: 0.6%
2,391,000		Oracle Corp., 3.750%, due 07/08/14	2,486,585
			2,486,585
		Telecommunications: 7.1%
1,000,000		AT&T, Inc., 5.300%, due 11/15/10	1,040,738
3,987,000	@@	British Telecommunications PLC, 9.125%, due 12/15/10	4,293,943
640,000		Cisco Systems, Inc., 5.250%, due 02/22/11	674,813
3,591,000	@@	Deutsche Telekom International Finance BV, 8.500%, due 06/15/10	3,764,711
2,974,000	@@	France Telecom SA, 7.750%, due 03/01/11	3,221,258
3,408,000		New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	3,699,725
2,910,000	@@	Telecom Italia Capital SA, 4.000%, due 01/15/10	2,930,108
658,000	@@	Telecom Italia Capital SA, 4.875%, due 10/01/10	676,529
3,371,000	@@	Telefonica Europe BV, 7.750%, due 09/15/10	3,566,646
1,867,000	@@	TELUS Corp., 8.000%, due 06/01/11	2,032,261
821,000		Verizon Communications, Inc., 5.350%, due 02/15/11	864,156
526,000	#	Verizon Wireless Capital LLC, 3.750%, due 05/20/11	542,902
2,926,000	#	Verizon Wireless Capital LLC, 5.250%, due 02/01/12	3,126,179
2,023,000	@@	Vodafone Group PLC, 7.750%, due 02/15/10	2,073,767
			32,507,736

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Transportation: 1.0%
$1,084,059		Burlington, 5.431%, due 03/26/10	$1,054,573
1,439,000		CSX Corp., 6.750%, due 03/15/11	1,540,606
589,000		Norfolk Southern Corp., 6.750%, due 02/15/11	628,650
1,283,000		Union Pacific Corp., 6.650%, due 01/15/11	1,357,019
			4,580,848
		Total Corporate Bonds/Notes
		(Cost $214,724,346)	219,985,729
U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.2%
		Federal Home Loan Bank: 5.1%
19,245,000		1.375%, due 05/16/11	19,434,332
3,665,000		3.625%, due 07/01/11	3,840,946
			23,275,278
		Federal Home Loan Mortgage Corporation##: 3.7%
5,000,000		1.750%, due 06/15/12	5,029,705
529	S	3.500%, due 01/01/17	532
3,382,502	S	3.750%, due 02/15/13	3,442,381
8,074,493	S	5.500%, due 10/15/14-06/15/35	8,449,953
25,084	S	6.000%, due 04/01/13	26,625
			16,949,196
		Federal National Mortgage Association##: 1.8%
8,867	S	3.217%, due 07/01/24	8,910
12,920	S	3.302%, due 12/01/17	13,071
338,230	S	6.000%, due 06/01/11-09/01/17	362,781
5,864,000		6.000%, due 05/15/11	6,351,592
1,076,843	S	6.500%, due 10/01/22-10/01/32	1,166,763
74,076	S	7.000%, due 10/01/32	81,658
52,744	S	7.500%, due 08/01/27	59,060
			8,043,835
		Government National Mortgage Association: 0.0%
37,905	S	6.000%, due 04/15/13	40,684
27,330	S	7.500%, due 01/15/24-07/15/27	30,575
9,420	S	9.000%, due 12/15/26	10,888
8,610	S	9.500%, due 03/15/20-07/15/21	9,850
			91,997
		Other U.S. Agency Obligations: 0.6%
2,642,000		Federal Farm Credit Bank, 4.750%, due 05/07/10	2,712,177
			2,712,177
		Total U.S. Government Agency Obligations
		(Cost $49,851,082)	51,072,483
U.S. TREASURY OBLIGATIONS: 34.9%
		U.S. Treasury Notes: 34.9%
126,831,000	L	1.000%, due 08/31/11	127,093,667
513,000		1.000%, due 09/30/11	513,561
4,370,000		1.375%, due 09/15/12	4,361,123
4,519,000	L	1.750%, due 08/15/12	4,567,019
9,646,000	L	2.375%, due 08/31/14	9,685,192
11,400,000	L	3.625%, due 08/15/19	11,704,597
1,232,000	S	4.500%, due 05/15/10	1,264,726
		Total U.S. Treasury Obligations
		(Cost $158,907,615)	159,189,885
ASSET-BACKED SECURITIES: 1.7%
		Automobile Asset-Backed Securities: 1.7%
1,130,000	#, S	Bank of America Auto Trust, 2.130%, due 09/15/13	1,132,521
727,000	#, S	Bank of America Auto Trust, 2.670%, due 07/15/13	734,869
574,000	S	Harley-Davidson Motorcycle Trust, 2.620%, due 03/15/14	583,628
1,768,000	S	Harley-Davidson Motorcycle Trust, 3.190%, due 11/15/13	1,805,930
735,000	S	Harley-Davidson Motorcycle Trust, 5.520%, due 11/15/13	776,293
431,000	S	Honda Auto Receivables Owner Trust, 2.310%, due 05/15/13	437,806
433,000	S	Hyundai Auto Receivables Trust, 2.030%, due 08/15/13	433,614
574,000	@@	Mercedes-Benz Auto Receivables Trust, 1.670%, due 01/15/14	573,986
418,000	@@	Mercedes-Benz Auto Receivables Trust, 2.430%, due 03/15/16	417,915
708,000	S	USAA Auto Owner Trust, 5.070%, due 06/15/13	744,983
		Total Asset-Backed Securities
		(Cost $7,590,369)	7,641,545
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.1%
2,728,804	S	Banc of America Funding Corp., 5.750%, due 03/25/37	2,097,092
151,796	S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	153,689
23,355,738	S, ^	Citicorp Mortgage Securities, Inc., 5.154%, due 06/25/36	2,060,730
3,791,874	S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	3,830,018
4,741	S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	4,717
907,687	S	GMAC Commercial Mortgage Securities, Inc., 4.576%, due 05/10/40	929,659
708,980	S	JPMorgan Alternative Loan Trust, 5.508%, due 01/25/36	481,273
28,257	S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	28,706
		Total Collateralized Mortgage Obligations
		(Cost $9,863,421)	9,585,884

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
COMMON STOCK: 0.0%
		Electric: 0.0%
140	@	Dynegy, Inc. - Class A		$357
		Total Common Stock
		(Cost $-)		357
		Total Long-Term Investments
		(Cost $440,936,833)		447,475,883
SHORT-TERM INVESTMENTS: 7.9%
		Affiliated Mutual Fund: 1.5%
6,655,000	S	ING Institutional Prime Money Market Fund - Class I		6,655,000
		Total Mutual Fund
		(Cost $6,655,000)		6,655,000

Principal Amount				Value
		Securities Lending Collateral(cc): 6.4%
$28,595,009		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$28,595,009
848,027		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		678,421
		Total Securities Lending Collateral
		(Cost $29,443,035)		29,273,430
		Total Short-Term Investments
		(Cost $36,098,035)		35,928,430
		Total Investments in Securities
		(Cost $477,034,868)*	106.1%	$483,404,313
		Other Assets and Liabilities - Net	(6.1)	(27,983,695)
		Net Assets	100.0%	$455,420,618

	@	Non-income producing security
	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	*	Cost for federal income tax purposes is $477,034,901.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$9,703,401
		Gross Unrealized Depreciation		(3,333,989)
		Net Unrealized Appreciation		$6,369,412

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$357	$—	$—	$357
Corporate Bonds/Notes	—	218,707,156	1,278,573	219,985,729
U.S. Government Agency Obligations	—	51,072,483	—	51,072,483
U.S. Treasury Obligations	1,264,726	157,925,159	—	159,189,885
Asset-Backed Securities	—	7,641,545	—	7,641,545
Collateralized Mortgage Obligations	—	9,585,884	—	9,585,884
Short-Term Investments	35,250,009	678,421	—	35,928,430
Total Investments, at value	$36,515,092	$445,610,648	$1,278,573	$483,404,313
Other Financial Instruments+:
Futures	269,307	—	—	269,307
Swaps	—	160,455	—	160,455
Total Assets	$36,784,399	$445,771,103	$1,278,573	$483,834,075

Liabilities Table
Other Financial Instruments+:
Futures	(206,030)	—	—	(206,030)
Total Liabilities	$(206,030)	$—	$—	$(206,030)

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2009:

	Beginning Balance at 12/31/2009	Purchases	Issuances	Settlements	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 09/30/2009
Asset Table
Investments, at value
Corporate Bonds/Notes	10,104,176	—	—	—	(6,022,720)	2,132	(994,481)	645,002	224,000	(2,679,536)	1,278,573
Total Investments, at value	$10,104,176	$—	$—	$—	$(6,022,720)	$2,132	$(994,481)	$645,002	$224,000	$(2,679,536)	$1,278,573

As of September 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $383,500.

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.  Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Limited Maturity Bond Portfolio Open Futures Contracts on September 30, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	243	12/31/09	$243,583
			$243,583
Short Contracts
U.S. Treasury 5-Year Note	240	12/31/09	$(206,030)
U.S. Treasury Long Bond	79	12/21/09	25,724
			$(180,306)

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Limited Maturity Bond Portfolio Credit Default Swap Agreements Outstanding on September 30, 2009:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/09 (2)	Notional Amount (3)		Market Value (4)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	5.000	06/20/10	1.42%	USD	3,000,000	$77,550	$(57,001)	$134,551
Deutsche Bank AG	HSBC Finance Corp. 7.000%, 05/15/12	Sell	5.000	06/20/10	1.18%	USD	3,000,000	82,905	(66,161)	149,066
								$160,455	$(123,162)	$283,617

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

(1)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)           Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)           The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)           The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Credit contracts	$160,455
Interest rate contracts	68,197
Total	$228,652

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of September 30, 2009 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 3.3%
$32,000,000		BNP Paribas, 0.210%, due 10/28/09	$32,000,000
14,000,000	@@	Credit Suisse New York, 0.885%, due 08/12/10	14,000,000
25,250,000		Rabobank USA Financial Corp., 0.400%, due 10/05/09	25,250,673
		Total Certificates of Deposit
		(Cost $71,250,673)	71,250,673
COMMERCIAL PAPER: 63.6%
17,500,000		ANZ National Bank Ltd., 0.390%, due 03/22/10	17,467,392
8,000,000		ANZ National Bank Ltd., 0.400%, due 03/04/10	7,986,311
10,000,000		ANZ National Bank Ltd., 0.700%, due 09/17/10	9,931,750
18,000,000		ASB Finance Ltd., 0.450%, due 01/22/10	17,974,575
15,000,000		ASB Finance Ltd., 0.500%, due 02/26/10	14,969,167
12,000,000		Barton Capital, LLC, 0.170%, due 10/02/09	11,999,887
22,750,000		Barton Capital, LLC, 0.170%, due 10/20/09	22,747,839
16,000,000		Barton Capital, LLC, 0.280%, due 01/14/10	15,986,933
9,000,000		Barton Capital, LLC, 0.290%, due 01/06/10	8,992,967
21,000,000		Barton Capital, LLC, 0.310%, due 10/15/09	20,997,305
9,000,000		Cafco, LLC, 0.290%, due 01/15/10	8,992,315
39,750,000		Cafco, LLC, 0.300%, due 11/24/09	39,731,516
17,000,000		Cafco, LLC, 0.360%, due 01/07/10	16,983,340
19,000,000		Cafco, LLC, 0.360%, due 01/12/10	18,980,430
3,000,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.220%, due 10/02/09	2,999,963
49,000,000		Ciesco, LLC, 0.300%, due 11/17/09	48,980,469
34,500,000		Ciesco, LLC, 0.360%, due 01/13/10	34,464,120
45,000,000		Concord Minutemen Capital Co., LLC, 0.550%, due 12/11/09	44,950,300
39,000,000		Concord Minutemen Capital Co., LLC, 1.000%, due 02/18/10	38,848,333
48,000,000		Crown Point Capital Co., 0.550%, due 12/11/09	47,946,987
10,000,000		Crown Point Capital Co., 0.960%, due 03/19/10	9,954,933
23,500,000		Crown Point Capital Co., 1.000%, due 02/17/10	23,409,264
8,500,000		Danske Corp., 0.210%, due 10/15/09	8,499,273
24,000,000		Danske Corp., 0.540%, due 12/18/09	23,971,400
32,000,000		Dexia, 0.130%, due 10/01/09	32,000,000
32,000,000		Dexia, 0.210%, due 10/05/09	31,999,075
11,788,000		Edison Asset Securities, LLC, 0.270%, due 11/25/09	11,783,137
16,000,000		Edison Asset Securities, LLC, 0.360%, due 03/09/10	15,974,560
27,500,000		Edison Asset Securities, LLC, 0.530%, due 10/30/09	27,487,923
17,750,000		Edison Asset Securities, LLC, 0.650%, due 10/20/09	17,743,630
17,000,000		Edison Asset Securities, LLC, 0.670%, due 10/21/09	16,993,389
10,500,000		Jupiter Securities Co., LLC, 0.170%, due 10/26/09	10,498,688
36,750,000		Jupiter Securities Co., LLC, 0.180%, due 10/13/09	36,747,550
33,500,000		Jupiter Securities Co., LLC, 0.180%, due 10/22/09	33,496,287
27,000,000		Natexis Banques Populaires US Finance Co, LLC, 0.050%, due 10/02/09	26,999,925
750,000		Natexis Banques Populaires US Finance Co, LLC, 0.320%, due 10/13/09	749,913
15,000,000		Natexis Banques Populaires US Finance Co, LLC, 0.470%, due 12/15/09	14,985,000
15,000,000		Natexis Banques Populaires US Finance Co, LLC, 0.900%, due 05/21/10	14,913,000
37,000,000		Old Line Funding, LLC, 0.340%, due 10/15/09	36,994,911
29,000,000		Old Line Funding, LLC, 0.350%, due 02/25/10	28,958,554
13,500,000		Old Line Funding, LLC, 0.500%, due 02/18/10	13,473,750
3,500,000		Old Line Funding, LLC, 0.650%, due 01/20/10	3,492,985
15,000,000		Park Avenue Receivables, 0.150%, due 10/05/09	14,999,683
47,000,000		Park Avenue Receivables, 0.170%, due 10/09/09	46,998,016
19,000,000		Park Avenue Receivables, 0.180%, due 10/20/09	18,998,095
31,000,000		Societe Generale, 0.030%, due 10/01/09	31,000,000
18,750,000		Societe Generale, 0.150%, due 10/06/09	18,749,544
13,500,000		Societe Generale, 0.570%, due 05/21/10	13,450,410
3,178,000		Thunder Bay Funding, LLC, 0.320%, due 10/15/09	3,177,701
8,000,000		Thunder Bay Funding, LLC, 0.320%, due 02/02/10	7,991,182
19,000,000		Thunder Bay Funding, LLC, 0.350%, due 02/12/10	18,975,247
16,000,000		Thunder Bay Funding, LLC, 0.380%, due 10/19/09	15,996,800
13,500,000		Thunder Bay Funding, LLC, 0.480%, due 10/08/09	13,498,556
21,000,000		Thunder Bay Funding, LLC, 0.650%, due 01/20/10	20,957,913
15,000,000		Tulip Funding Corp., 0.140%, due 10/07/09	14,999,583
26,000,000		Tulip Funding Corp., 0.180%, due 10/09/09	25,998,844
13,000,000		Tulip Funding Corp., 0.200%, due 10/28/09	12,997,953
26,500,000		Tulip Funding Corp., 0.220%, due 10/19/09	26,496,952
30,000,000		UBS AG, 0.030%, due 10/07/09	29,999,800
30,000,000		US Bank NA, 0.030%, due 10/01/09	30,000,000
43,000,000		Variable Funding Capital, 0.910%, due 10/15/09	42,983,779
17,500,000		Yorktown Capital, LLC, 0.260%, due 12/18/09	17,490,142
25,000,000		Yorktown Capital, LLC, 0.300%, due 12/16/09	24,984,167
21,500,000		Yorktown Capital, LLC, 0.440%, due 10/09/09	21,497,611
18,000,000		Yorktown Capital, LLC, 0.470%, due 10/16/09	17,996,250
		Total Commercial Paper
		(Cost $1,383,297,274)	1,383,297,274

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of September 30, 2009 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES: 4.1%
$1,250,000	#	American Honda Finance Corp., 0.872%, due 02/05/10		$1,251,634
8,950,000		Credit Suisse First Boston USA, Inc., 0.640%, due 08/15/10		8,956,886
8,000,000		Credit Suisse First Boston USA, Inc., 0.749%, due 01/15/10		8,006,565
2,750,000		Credit Suisse First Boston USA, Inc., 4.875%, due 08/15/10		2,839,526
26,000,000		General Electric Capital Corp., 0.709%, due 06/09/10		26,121,413
7,000,000	@@, #	Rabobank, 0.440%, due 09/16/10		7,000,000
4,250,000	@@	Royal Bank of Canada, 0.334%, due 06/08/10		4,252,595
4,000,000		Toyota Motor Credit Corp., 1.334%, due 12/03/09		4,007,374
26,500,000	@@, C	Westpac Banking Corp., 0.479%, due 08/27/10		26,500,000
		Total Corporate Bonds/Notes
		(Cost $88,935,993)		88,935,993
U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.9%
4,000,000		Federal National Mortgage Association, 0.400%, due 07/13/10		4,002,866
92,750,000	Z	Federal National Mortgage Association, 0.620%, due 12/01/09		92,652,315
7,955,000		Federal National Mortgage Association, 2.375%, due 05/20/10		8,050,217
45,791,000		Federal National Mortgage Association, 3.000%, due 07/12/10		46,655,490
2,000,000		Federal National Mortgage Association, 4.250%, due 08/15/10		2,065,760
31,000,000		Federal National Mortgage Association, 4.625%, due 12/15/09		31,209,457
2,000,000		Federal National Mortgage Association, 7.125%, due 06/15/10		2,094,526
131,770,000	Z	Federal Home Loan Bank, 0.690%, due 12/14/09		131,580,398
41,000,000	Z	Federal Home Loan Bank, 0.780%, due 11/18/09		40,956,267
3,500,000		Federal Home Loan Mortgage Corporation, 0.405%, due 07/14/10		3,502,367
10,750,000	Z	Federal Home Loan Mortgage Corporation, 0.850%, due 01/05/10		10,725,347
7,500,000		Federal Home Loan Mortgage Corporation, 3.250%, due 07/16/10		7,658,386
9,000,000		Federal Home Loan Mortgage Corporation, 4.125%, due 07/12/10		9,250,964
		Total U.S. Government Agency Obligations
		(Cost $390,404,360)		390,404,360
REPURCHASE AGREEMENTS: 11.8%
255,573,000		Goldman Sachs Repurchase Agreement dated 09/30/09, 0.040%, due 10/01/09, $255,573,284 to be received upon repurchase (Collateralized by $277,709,540 U.S. Treasury, Discount Note-Discount Note, Market Value $260,975,542, due 10/22/09-02/15/21)		255,573,000
		Total Repurchase Agreement
		(Cost $255,573,000)		255,573,000
		Total Investments in Securities
		(Cost $2,189,461,300)*	100.7%	$2,189,461,300
		Other Assets and Liabilities - Net	(0.7)	(14,700,378)
		Net Assets	100.0%	$2,174,760,922

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Certificates of Deposit	$—	$71,250,673	$—	$71,250,673
Commercial Paper	—	1,383,297,274	—	1,383,297,274
Corporate Bonds	—	88,935,993	—	88,935,993
U.S. Government Agency Obligations	—	390,404,360	—	390,404,360
Repurchase Agreements	—	255,573,000	—	255,573,000
Total Investments, at value	$—	$2,189,461,300	$—	$2,189,461,300

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

Money market securities are valued using the amortized cost method, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the market value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.0%
		Advertising: 0.4%
17,600		Omnicom Group	$650,144
			650,144
		Aerospace/Defense: 0.3%
9,900		Raytheon Co.	474,903
			474,903
		Agriculture: 0.1%
3,100		Philip Morris International, Inc.	151,094
			151,094
		Airlines: 2.6%
422,757	@	Delta Airlines, Inc.	3,787,903
			3,787,903
		Apparel: 0.1%
1,300		Nike, Inc.	84,110
			84,110
		Auto Manufacturers: 1.0%
216,100	@	Ford Motor Co.	1,558,081
			1,558,081
		Banks: 25.2%
169,087		Bank of America Corp.	2,860,952
127,160		Bank of New York Mellon Corp.	3,686,368
39,800		BB&T Corp.	1,084,152
4,100		Capital One Financial Corp.	146,493
42,100		Citigroup, Inc.	203,764
9,700		Comerica, Inc.	287,799
25,700		Goldman Sachs Group, Inc.	4,737,795
163,497		JPMorgan Chase & Co.	7,164,439
61,400		Keycorp	399,100
19,700	L	M&T Bank Corp.	1,227,704
80,900		Morgan Stanley	2,498,192
49,600		PNC Financial Services Group, Inc.	2,410,064
67,200		Regions Financial Corp.	417,312
24,300		State Street Corp.	1,278,180
91,768		SunTrust Bank	2,069,368
213,100		Wells Fargo & Co.	6,005,155
57,700		Zions Bancorp.	1,036,869
			37,513,706
		Beverages: 1.5%
105,371		Coca-Cola Enterprises, Inc.	2,255,993
			2,255,993
		Biotechnology: 2.0%
50,100	@	Amgen, Inc.	3,017,523
			3,017,523
		Building Materials: 0.4%
42,118		Masco Corp.	544,165
			544,165
		Chemicals: 1.6%
68,600		Dow Chemical Co.	1,788,402
6,700		Praxair, Inc.	547,323
			2,335,725
		Coal: 0.2%
11,700		Arch Coal, Inc.	258,921
			258,921
		Commercial Services: 2.4%
277,326	@, L	Hertz Global Holdings, Inc.	3,003,441
29,900		Moody’s Corp.	611,754
			3,615,195
		Computers: 1.1%
18,400	@	EMC Corp.	313,536
29,075		Hewlett-Packard Co.	1,372,631
			1,686,167
		Cosmetics/Personal Care: 0.2%
4,700		Colgate-Palmolive Co.	358,516
			358,516
		Diversified Financial Services: 3.9%
1,700		Blackrock, Inc.	368,594
24,200		Franklin Resources, Inc.	2,434,520
22,500		Legg Mason, Inc.	698,175
33,500		T. Rowe Price Group, Inc.	1,530,950
37,300	@	TD Ameritrade Holding Corp.	731,826
			5,764,065
		Electric: 1.0%
20,300		Pacific Gas & Electric Co.	821,947
20,000		Southern Co.	633,400
			1,455,347
		Electrical Components & Equipment: 0.5%
18,000		Emerson Electric Co.	721,440
			721,440

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Food: 2.9%
2,800		Kellogg Co.	$137,844
85,600		Kraft Foods, Inc.	2,248,712
90,065		Kroger Co.	1,858,942
			4,245,498
		Healthcare - Products: 4.3%
300,700	@	Boston Scientific Corp.	3,184,413
38,000	@@	Covidien PLC	1,643,880
25,000		Johnson & Johnson	1,522,250
			6,350,543
		Healthcare - Services: 1.0%
43,700		UnitedHealth Group, Inc.	1,094,248
7,500	@	WellPoint, Inc.	355,200
			1,449,448
		Home Builders: 0.8%
101,900		Pulte Homes, Inc.	1,119,881
			1,119,881
		Insurance: 2.3%
42,100		AON Corp.	1,713,049
38,150		Metlife, Inc.	1,452,371
10,300		Principal Financial Group, Inc.	282,117
			3,447,537
		Internet: 0.6%
45,128	@	IAC/InterActiveCorp	911,134
			911,134
		Leisure Time: 1.3%
59,600		Carnival Corp.	1,983,488
			1,983,488
		Lodging: 1.7%
49,758		Marriott International, Inc.	1,372,823
33,100		Starwood Hotels & Resorts Worldwide, Inc.	1,093,293
			2,466,116
		Machinery - Construction & Mining: 1.1%
27,500		Caterpillar, Inc.	1,411,575
3,900		Joy Global, Inc.	190,866
			1,602,441
		Machinery - Diversified: 0.0%
1,600		Deere & Co.	68,672
			68,672
		Media: 1.6%
44,300		Comcast Corp. — Class A	748,227
12,254	@	Time Warner Cable, Inc.	528,025
20,933		Time Warner, Inc.	602,452
16,600	@	Viacom - Class B	465,464
			2,344,168
		Mining: 0.6%
23,400	@, @@	Barrick Gold Corp.	886,860
			886,860
		Miscellaneous Manufacturing: 2.0%
41,045		Eaton Corp.	2,322,737
15,900		Honeywell International, Inc.	590,685
			2,913,422
		Oil & Gas: 8.8%
37,100		Chevron Corp.	2,612,953
15,200		ConocoPhillips	686,432
11,200		Devon Energy Corp.	754,096
11,200		EOG Resources, Inc.	935,312
41,400		ExxonMobil Corp.	2,840,454
27,500		Hess Corp.	1,470,150
22,400		Marathon Oil Corp.	714,560
19,900		Occidental Petroleum Corp.	1,560,160
8,300	@@	Petroleo Brasileiro SA ADR	380,970
11,100	@@	Suncor Energy, Inc.	383,616
19,200		XTO Energy, Inc.	793,344
			13,132,047
		Oil & Gas Services: 4.0%
81,600		Halliburton Co.	2,212,992
60,050		Schlumberger Ltd.	3,578,980
5,400		Smith International, Inc.	154,980
			5,946,952
		Pharmaceuticals: 3.4%
33,100		Abbott Laboratories	1,637,457
30,900		Merck & Co., Inc.	977,367
48,700	@@	Teva Pharmaceutical Industries Ltd. ADR	2,462,272
			5,077,096
		Pipelines: 0.3%
49,400		El Paso Corp.	509,808
			509,808
		Retail: 8.4%
16,000		Best Buy Co., Inc.	600,320
78,500		Home Depot, Inc.	2,091,240
67,431	@	HSN, Inc.	1,097,777

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Retail (continued)
36,500	@	J Crew Group, Inc.		$1,307,430
32,400		JC Penney Co., Inc.		1,093,500
38,200	@	Kohl’s Corp.		2,179,310
5,900		Lowe’s Cos., Inc.		123,546
77,500		Target Corp.		3,617,700
7,550		Wal-Mart Stores, Inc.		370,630
				12,481,453
		Semiconductors: 0.8%
59,900		Intel Corp.		1,172,243
				1,172,243
		Software: 1.6%
24,900	@	Adobe Systems, Inc.		822,696
76,400		Oracle Corp.		1,592,176
				2,414,872
		Telecommunications: 3.0%
84,380		AT&T, Inc.		2,279,104
31,900	@	Cisco Systems, Inc.		750,926
48,800		Verizon Communications, Inc.		1,477,176
				4,507,206
		Transportation: 1.0%
22,400	@, @@	Canadian National Railway Co.		1,097,376
4,300		FedEx Corp.		323,446
				1,420,822
		Total Common Stock
		(Cost $131,084,920)		142,684,705
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Mortgage: 0.1%
10,000		Annaly Capital Management, Inc.		181,400
		Total Real Estate Investment Trusts
		(Cost $153,115)		181,400
		Total Long-Term Investments
		(Cost $131,238,035)		142,866,105

Principal Amount				Value
SHORT-TERM INVESTMENTS: 2.8%
		Securities Lending Collateral(cc): 2.8%
$4,041,001		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$4,041,001
139,950		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		111,960
		Total Short-Term Investments
		(Cost $4,180,951)		4,152,961
		Total Investments in Securities
		(Cost $135,418,986)*	98.9%	$147,019,066
		Other Assets and Liabilities - Net	1.1	1,633,410
		Net Assets	100.0%	$148,652,476

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $139,822,419.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$19,237,113
		Gross Unrealized Depreciation		(12,040,466)
		Net Unrealized Appreciation		$7,196,647

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$142,684,705	$—	$—	$142,684,705
Real Estate Investment Trusts	181,400	—	—	181,400
Short-Term Investments	4,041,001	111,960	—	4,152,961
Total Investments, at value	$146,907,106	$111,960	$—	$147,019,066

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 95.4%
		Aerospace/Defense: 2.9%
361,720		General Dynamics Corp.	$23,367,112
			23,367,112
		Apparel: 2.6%
323,437		Nike, Inc.	20,926,374
			20,926,374
		Banks: 19.0%
908,298		Bank of America Corp.	15,368,402
206,242		Goldman Sachs Group, Inc.	38,020,713
275,500	@@	HSBC Holdings PLC ADR	15,799,925
902,207		JPMorgan Chase & Co.	39,534,711
571,961		US Bancorp.	12,503,067
1,060,079		Wells Fargo & Co.	29,873,026
			151,099,844
		Biotechnology: 2.4%
405,127	@	Gilead Sciences, Inc.	18,870,816
			18,870,816
		Chemicals: 9.1%
1,034,479		Dow Chemical Co.	26,968,868
96,156		Monsanto Co.	7,442,474
95,190	@, @@	Potash Corp. of Saskatchewan	8,599,465
205,993		PPG Industries, Inc.	11,990,853
211,425		Praxair, Inc.	17,271,308
			72,272,968
		Commercial Services: 5.5%
92,222		Mastercard, Inc.	18,642,677
356,496		Visa, Inc.	24,637,439
			43,280,116
		Computers: 7.8%
201,354	@	Apple, Inc.	37,324,991
208,973		International Business Machines Corp.	24,995,261
			62,320,252
		Diversified Financial Services: 0.9%
198,506		American Express Co.	6,729,353
			6,729,353
		Electric: 0.5%
140,668	@	NRG Energy, Inc.	3,965,431
			3,965,431
		Internet: 6.4%
41,410	@	Amazon.com, Inc.	3,866,038
23,607	@, @@	Baidu.com ADR	9,231,517
64,148	@	Google, Inc. - Class A	31,807,786
355,485	@	Yahoo!, Inc.	6,331,188
			51,236,529
		Lodging: 1.0%
111,941	@, L	Wynn Resorts Ltd.	7,935,497
			7,935,497
		Media: 0.5%
144,119	@, L	DIRECTV Group, Inc.	3,974,802
			3,974,802
		Mining: 2.2%
320,929	@@	BHP Billiton PLC ADR	17,683,188
			17,683,188
		Oil & Gas: 9.0%
34,197		EOG Resources, Inc.	2,855,791
558,244	@@	Petroleo Brasileiro SA ADR	25,623,400
457,073	@	Transocean, Ltd.	39,093,454
87,400		XTO Energy, Inc.	3,611,368
			71,184,013
		Pharmaceuticals: 4.5%
500,091		Abbott Laboratories	24,739,502
358,431		Merck & Co., Inc.	11,337,173
			36,076,675
		Retail: 7.5%
94,363		CVS Caremark Corp.	3,372,534
372,473		Lowe’s Cos., Inc.	7,799,585
574,295		McDonald’s Corp.	32,775,012
466,421		Yum! Brands, Inc.	15,746,373
			59,693,504
		Semiconductors: 2.5%
663,471		Intel Corp.	12,984,127
650,531	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,129,820
			20,113,947
		Telecommunications: 5.8%
220,473	@	American Tower Corp.	8,025,217
292,130	@	Juniper Networks, Inc.	7,893,353
671,989		Qualcomm, Inc.	30,226,065
			46,144,635

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Transportation: 5.3%
332,689		Norfolk Southern Corp.		$14,342,223
470,470		Union Pacific Corp.		27,451,925
				41,794,148
		Total Common Stock
		(Cost $652,303,038)		758,669,204
PREFERRED STOCK: 0.4%
		Banks: 0.4%
131,480	P	Wells Fargo & Co.		3,275,167
		Total Preferred Stock
		(Cost $2,516,649)		3,275,167
		Total Long-Term Investments
		(Cost $654,819,687)		761,944,371
SHORT-TERM INVESTMENTS: 3.2%
		Affiliated Mutual Fund: 2.2%
17,824,186		ING Institutional Prime Money Market Fund - Class I		17,824,186
		Total Mutual Fund
		(Cost $17,824,186)		17,824,186

Principal Amount				Value
		Securities Lending Collateral(cc): 1.0%
$5,985,002		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$5,985,002
2,402,610		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		1,922,088
		Total Securities Lending Collateral
		(Cost $8,387,612)		7,907,090
		Total Short-Term Investments
		(Cost $26,211,798)		25,731,276
		Total Investments in Securities
		(Cost $681,031,485)*	99.0%	$787,675,647
		Other Assets and Liabilities - Net	1.0	8,102,672
		Net Assets	100.0%	$795,778,319

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $702,547,958.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$117,075,518
		Gross Unrealized Depreciation		(31,947,829)
		Net Unrealized Appreciation		$85,127,689

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$758,669,204	$—	$—	$758,669,204
Preferred Stock	—	3,275,167	—	3,275,167
Short-Term Investments	23,809,188	1,922,088	—	25,731,276
Total Investments, at value	$782,478,392	$5,197,255	$—	$787,675,647

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 93.5%
		Australia: 2.1%
377,004		CSL Ltd.	$11,109,934
			11,109,934
		Belgium: 2.0%
223,888		Anheuser-Busch InBev NV	10,269,337
			10,269,337
		Brazil: 8.7%
443,394		Banco Itau Holding Financeira SA ADR	8,934,389
241,400		Cyrela Brazil Realty SA	3,159,893
428,586		Gafisa SA	6,483,464
4,300		OGX Petroleo e Gas Participacoes SA	3,283,981
307,831		Petroleo Brasileiro SA ADR	14,129,443
401,500		Vale SA ADR	9,286,695
			45,277,865
		China: 2.2%
7,700	@	Baidu.com ADR	3,011,085
53,700	@	Ctrip.com International Ltd. ADR	3,157,023
94,100	@	Longtop Financial Technologies Ltd. ADR	2,678,086
159,000		Tencent Holdings Ltd.	2,580,544
			11,426,738
		Denmark: 4.3%
27,702		Novozymes A/S	2,618,384
275,484	@	Vestas Wind Systems A/S	20,080,846
			22,699,230
		France: 4.3%
59,155		Accor SA	3,301,743
116,427		Alstom	8,526,179
100,443		BNP Paribas	8,060,806
24,623		Schneider Electric SA	2,505,287
			22,394,015
		Germany: 7.7%
72,113		BASF AG	3,818,039
325,183		DaimlerChrysler AG	16,313,848
50,464		Hochtief AG	3,831,092
930,328	@	Infineon Technologies AG	5,228,886
95,644		Metro AG	5,401,289
156,681		ThyssenKrupp AG	5,358,568
			39,951,722
		Hong Kong: 5.6%
813,000		Cheung Kong Holdings Ltd.	10,278,237
3,813,400		CNOOC Ltd.	5,141,174
1,014,000		Esprit Holdings Ltd.	6,794,384
566,000		Hang Lung Properties Ltd.	2,072,240
1,710,000		Noble Group Ltd.	2,949,382
138,000		Sun Hung Kai Properties Ltd.	2,027,004
			29,262,421
		India: 2.4%
259,900		ICICI Bank Ltd. ADR	10,021,744
29,700	@, L	Reliance Industries - Spons GDR	2,737,825
			12,759,569
		Ireland: 0.5%
95,960		CRH PLC	2,657,071
			2,657,071
		Israel: 1.4%
139,557		Teva Pharmaceutical Industries Ltd. ADR	7,056,002
			7,056,002
		Japan: 9.5%
143,986		Daikin Industries Ltd.	5,158,266
1,787,000		Daiwa Securities Group, Inc.	9,180,332
83,500		FamilyMart Co., Ltd.	2,684,868
150,700		Honda Motor Co., Ltd.	4,576,723
2,319,000		Marubeni Corp.	11,647,212
6,839,200	L	Mizuho Financial Group, Inc.	13,469,936
138,800		Sumco Corp.	3,142,627
			49,859,964
		Mexico: 2.7%
1,110,792	@, L	Cemex SA de CV ADR	14,351,433
			14,351,433
		Netherlands: 1.5%
257,707		ASML Holding NV	7,605,327
			7,605,327
		Singapore: 2.3%
3,516,500		CapitaLand Ltd.	9,220,557
296,000		Singapore Airlines Ltd.	2,887,074
			12,107,631
		Spain: 5.9%
602,867		Banco Bilbao Vizcaya Argentaria SA	10,739,797

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Spain (continued)
426,248		Gamesa Corp. Tecnologica SA		$9,590,822
382,978		Telefonica SA		10,595,906
				30,926,525
		Switzerland: 10.1%
253,796	@	ABB Ltd.		5,103,422
83,517	@	Actelion Ltd. - Reg		5,192,064
334,178		Credit Suisse Group		18,592,947
104,772		Julius Baer Holding AG - Reg		5,254,866
121,914		Lonza Group AG		13,306,352
123,172		Nestle SA		5,258,294
				52,707,945
		Taiwan: 4.8%
2,936,237		HON HAI Precision Industry Co., Ltd.		11,724,552
1,216,249		Taiwan Semiconductor Manufacturing Co., Ltd. ADR		13,330,089
				25,054,641
		United Kingdom: 10.4%
204,603	@	Autonomy Corp. PLC		5,342,233
880,385		BP PLC		7,799,106
1,362,892		HSBC Holdings PLC		15,605,867
93,708		Reckitt Benckiser PLC		4,587,739
221,590		Standard Chartered PLC		5,473,600
822,177		Tesco PLC		5,263,320
4,569,525		Vodafone Group PLC		10,265,234
				54,337,099
		United States: 5.1%
211,208	@	NII Holdings, Inc.		6,332,016
237,538	@	Transocean, Ltd.		20,316,625
				26,648,641
		Total Common Stock
		(Cost $419,008,796)		488,463,110
RIGHTS: 0.1%
		France: 0.1%
100,443		BNP Paribas		217,536
		Total Rights
		(Cost $-)		217,536
		Total Long-Term Investments
		(Cost $419,008,796)		488,680,646
SHORT-TERM INVESTMENTS: 7.0%
		Affiliated Mutual Fund: 5.1%
26,932,933		ING Institutional Prime Money Market Fund - Class I		26,932,933
		Total Mutual Fund
		(Cost $26,932,933)		26,932,933

Principal Amount				Value
		Securities Lending Collateral(cc): 1.9%
$9,204,003		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$9,204,003
901,350		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		721,080
		Total Securities Lending Collateral
		(Cost $10,105,353)		9,925,083
		Total Short-Term Investments
		(Cost $37,038,286)		36,858,016
		Total Investments in Securities
		(Cost $456,047,082)*	100.6%	$525,538,662
		Other Assets and Liabilities - Net	(0.6)	(3,330,879)
		Net Assets	100.0%	$522,207,783

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $487,658,092.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$90,186,163
		Gross Unrealized Depreciation		(52,305,593)
		Net Unrealized Appreciation		$37,880,570

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of September 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Airlines	0.6%
Auto Manufacturers	4.0
Banks	17.5
Beverages	2.0
Biotechnology	2.6
Building Materials	4.2
Chemicals	3.3
Distribution/Wholesale	2.2
Diversified Financial Services	2.8
Electrical Components & Equipment	6.2
Electronics	2.2
Engineering & Construction	1.7
Food	3.1
Holding Companies - Diversified	0.6
Home Builders	1.2
Household Products/Wares	0.9
Internet	1.7
Iron/Steel	1.0
Lodging	0.6
Machinery - Diversified	1.6
Mining	1.8
Oil & Gas	10.2
Pharmaceuticals	2.4
Real Estate	5.1
Retail	1.8
Semiconductors	5.6
Software	1.5
Telecommunications	5.2
Short-Term Investments	7.0
Other Assets and Liabilities - Net	(0.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Australia	$—	$11,109,934	$—	$11,109,934
Belgium	—	10,269,337	—	10,269,337
Brazil	36,343,476	8,934,389	—	45,277,865
China	8,846,194	2,580,544	—	11,426,738
Denmark	—	22,699,230	—	22,699,230
France	—	22,394,015	—	22,394,015
Germany	—	39,951,722	—	39,951,722
Hong Kong	—	29,262,421	—	29,262,421
India	10,021,744	2,737,825	—	12,759,569
Ireland	—	2,657,071	—	2,657,071
Israel	7,056,002	—	—	7,056,002
Japan	—	49,859,964	—	49,859,964
Mexico	14,351,433	—	—	14,351,433
Netherlands	—	7,605,327	—	7,605,327
Singapore	—	12,107,631	—	12,107,631
Spain	—	30,926,525	—	30,926,525
Switzerland	—	52,707,945	—	52,707,945
Taiwan	13,330,089	11,724,552	—	25,054,641
United Kingdom	—	54,337,099	—	54,337,099
United States	26,648,641	—	—	26,648,641
Total Common Stock	116,597,579	371,865,531	—	488,463,110
Rights	217,536	—	—	217,536
Short-Term Investments	36,136,936	721,080	—	36,858,016
Total Investments, at value	$152,952,051	$372,586,611	$—	$525,538,662

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 60.3%
		Advertising: 0.6%
184,970		Omnicom Group	$6,832,792
			6,832,792
		Aerospace/Defense: 4.2%
12,370		Goodrich Corp.	672,186
278,680		Lockheed Martin Corp.	21,759,334
211,340		Northrop Grumman Corp.	10,936,845
208,680		United Technologies Corp.	12,714,872
			46,083,237
		Agriculture: 1.8%
37,547	S	Altria Group, Inc.	668,712
28,150		Lorillard, Inc.	2,091,545
355,220		Philip Morris International, Inc.	17,313,423
			20,073,680
		Apparel: 0.9%
152,850		Nike, Inc.	9,889,395
			9,889,395
		Auto Parts & Equipment: 0.2%
107,030		Johnson Controls, Inc.	2,735,687
			2,735,687
		Banks: 8.3%
224,600		Bank of America Corp.	3,800,232
527,796		Bank of New York Mellon Corp.	15,300,806
93,770		Goldman Sachs Group, Inc.	17,286,500
547,860	S	JPMorgan Chase & Co.	24,007,225
16,640		Northern Trust Corp.	967,782
107,930		PNC Financial Services Group, Inc.	5,244,319
402,670		Regions Financial Corp.	2,500,581
210,510		State Street Corp.	11,072,826
365,380		Wells Fargo & Co.	10,296,408
			90,476,679
		Beverages: 1.6%
427,107	@@	Diageo PLC	6,571,107
40,490	@@	Heineken NV	1,877,314
145,190		PepsiCo, Inc.	8,516,845
			16,965,266
		Biotechnology: 0.2%
41,480	@	Genzyme Corp.	2,353,160
			2,353,160
		Chemicals: 1.7%
79,940		Air Products & Chemicals, Inc.	6,201,745
151,720		PPG Industries, Inc.	8,831,621
53,490		Sherwin-Williams Co.	3,217,958
			18,251,324
		Commercial Services: 0.7%
30,520	@	Apollo Group, Inc. - Class A	2,248,408
22,830		Automatic Data Processing, Inc.	897,219
21,240		Visa, Inc.	1,467,896
168,840		Western Union Co.	3,194,453
			7,807,976
		Computers: 2.1%
180,350	@@	Accenture PLC	6,721,645
99,120	@	Dell, Inc.	1,512,571
131,959		Hewlett-Packard Co.	6,229,784
65,600		International Business Machines Corp.	7,846,416
			22,310,416
		Cosmetics/Personal Care: 0.9%
167,124		Procter & Gamble Co.	9,679,822
			9,679,822
		Distribution/Wholesale: 0.4%
45,960		WW Grainger, Inc.	4,106,986
			4,106,986
		Diversified Financial Services: 0.6%
131,270		Charles Schwab Corp.	2,513,821
11,180	@@	Deutsche Boerse AG	912,037
18,925		Franklin Resources, Inc.	1,903,855
47,110	@	Invesco Ltd.	1,072,224
			6,401,937
		Electric: 3.2%
45,640		Allegheny Energy, Inc.	1,210,373
66,140		American Electric Power Co., Inc.	2,049,679
59,990		CMS Energy Corp.	803,866
123,550		Dominion Resources, Inc.	4,262,483
26,740		Entergy Corp.	2,135,456
121,452		FPL Group, Inc.	6,707,794
23,400		Northeast Utilities	555,516
80,420	@	NRG Energy, Inc.	2,267,040

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Electric (continued)
98,940		Pacific Gas & Electric Co.	$4,006,081
134,010		PPL Corp.	4,065,863
36,800		Progress Energy, Inc.	1,437,408
171,870		Public Service Enterprise Group, Inc.	5,403,593
			34,905,152
		Electronics: 0.7%
38,670	@	Agilent Technologies, Inc.	1,076,186
28,570	@	Thermo Electron Corp.	1,247,652
96,140	@, @@	Tyco Electronics Ltd.	2,141,999
57,220	@	Waters Corp.	3,196,309
			7,662,146
		Energy - Alternate Sources: 0.1%
5,450	@, L	First Solar, Inc.	833,087
			833,087
		Food: 2.7%
69,840		Campbell Soup Co.	2,278,181
58,570		General Mills, Inc.	3,770,737
28,109	@@	Groupe Danone	1,700,324
50,953		JM Smucker Co.	2,701,019
54,913		Kellogg Co.	2,703,367
238,960		Kroger Co.	4,932,134
264,677	@@	Nestle SA	11,299,236
			29,384,998
		Gas: 0.3%
58,250		Sempra Energy	2,901,433
			2,901,433
		Healthcare - Products: 2.1%
53,340		Becton Dickinson & Co.	3,720,465
191,040		Johnson & Johnson	11,632,426
191,850		Medtronic, Inc.	7,060,080
			22,412,971
		Healthcare - Services: 0.3%
65,410	@	WellPoint, Inc.	3,097,818
			3,097,818
		Home Builders: 0.1%
122,950		Pulte Homes, Inc.	1,351,221
			1,351,221
		Household Products/Wares: 0.3%
34,720		Clorox Co.	2,042,230
17,780		Kimberly-Clark Corp.	1,048,664
			3,090,894
		Insurance: 4.0%
309,140	S	Allstate Corp.	9,465,867
71,970		AON Corp.	2,928,459
45,190		Chubb Corp.	2,278,028
446,180		Metlife, Inc.	16,986,073
75,720		Prudential Financial, Inc.	3,779,185
154,010		Travelers Cos., Inc.	7,581,912
			43,019,524
		Internet: 0.1%
2,910	@	Google, Inc. - Class A	1,442,924
			1,442,924
		Lodging: 0.1%
26,980	L	Starwood Hotels & Resorts Worldwide, Inc.	891,149
			891,149
		Machinery - Diversified: 0.1%
27,710		Rockwell Automation, Inc.	1,180,446
			1,180,446
		Media: 0.8%
264,200		Walt Disney Co.	7,254,932
190,515	@@	WPP PLC	1,638,600
			8,893,532
		Mining: 0.1%
54,040		Alcoa, Inc.	709,005
			709,005
		Miscellaneous Manufacturing: 1.5%
98,270		3M Co.	7,252,326
69,520		Danaher Corp.	4,680,086
78,720		Eaton Corp.	4,454,765
			16,387,177
		Oil & Gas: 7.7%
49,980		Anadarko Petroleum Corp.	3,135,245
134,230	S	Apache Corp.	12,326,341
151,607	S	Chevron Corp.	10,677,681
31,770		ConocoPhillips	1,434,733
56,098		Devon Energy Corp.	3,777,078
59,130		EOG Resources, Inc.	4,937,946
271,514		ExxonMobil Corp.	18,628,576
100,150		Hess Corp.	5,354,019
98,160		Marathon Oil Corp.	3,131,304
33,594	@	Noble Corp.	1,275,228
47,310		Noble Energy, Inc.	3,120,568
31,290		Occidental Petroleum Corp.	2,453,136

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
231,110	@@	Total SA ADR	$13,695,579
			83,947,434
		Oil & Gas Services: 0.3%
41,590		Halliburton Co.	1,127,921
55,160	@	National Oilwell Varco, Inc.	2,379,051
			3,506,972
		Pharmaceuticals: 3.6%
176,650	S	Abbott Laboratories	8,738,876
80,760	@@	GlaxoSmithKline PLC	1,592,345
320,740		Merck & Co., Inc.	10,145,006
19,120	@@	Merck KGaA	1,897,517
420,180		Pfizer, Inc.	6,953,979
7,890	@@	Roche Holding AG - Genusschein	1,275,724
173,150		Wyeth	8,411,627
			39,015,074
		Pipelines: 0.1%
92,532		Williams Cos., Inc.	1,653,547
			1,653,547
		Retail: 2.7%
23,930		Abercrombie & Fitch Co.	786,818
306,508	S	CVS Caremark Corp.	10,954,596
52,070		Home Depot, Inc.	1,387,145
215,760		Macy’s, Inc.	3,946,250
162,260		Staples, Inc.	3,767,677
68,570		Target Corp.	3,200,848
114,550		Walgreen Co.	4,292,189
23,850		Wal-Mart Stores, Inc.	1,170,797
			29,506,320
		Semiconductors: 0.7%
386,240		Intel Corp.	7,558,717
			7,558,717
		Software: 0.8%
14,970		Dun & Bradstreet Corp.	1,127,540
340,828		Oracle Corp.	7,102,856
			8,230,396
		Telecommunications: 3.3%
756,526		AT&T, Inc.	20,433,764
50,278		CenturyTel, Inc.	1,689,341
48,880	@	Cisco Systems, Inc.	1,150,635
118,270	@@, L	Nokia OYJ ADR	1,729,107
118,150	@@	Royal KPN NV	1,962,706
3,767,720	@@	Vodafone Group PLC	8,464,015
			35,429,568
		Toys/Games/Hobbies: 0.2%
73,840		Hasbro, Inc.	2,049,060
			2,049,060
		Transportation: 0.2%
6,076		Burlington Northern Santa Fe Corp.	485,047
3,260	@, @@, L	Canadian National Railway Co.	159,707
35,100		United Parcel Service, Inc. - Class B	1,982,097
			2,626,851
		Total Common Stock
		(Cost $623,531,138)	655,655,773

Principal Amount			Value
CORPORATE BONDS/NOTES: 10.3%
		Aerospace/Defense: 0.2%
$1,754,000	@@, #	BAE Systems Holdings, Inc., 5.200%, due 08/15/15	$1,831,290
			1,831,290
		Agriculture: 0.1%
689,000		Philip Morris International, Inc., 4.875%, due 05/16/13	732,550
			732,550
		Banks: 2.4%
521,000	@@, #, I	Banco Bradesco SA/Cayman Islands, 6.750%, due 09/29/19	538,503
617,000		Bank of America Corp., 5.490%, due 03/15/19	576,037
420,000		Bank of America Corp., 7.375%, due 05/15/14	467,780
590,000		Bank of America Corp., 7.625%, due 06/01/19	665,967
410,000	@@	Barclays Bank PLC, 5.000%, due 09/22/16	415,841
558,000	@@, #	BNP Paribas, 7.195%, due 12/31/49	491,040
1,125,000	@@, #	BPCE SA, 12.500%, due 08/29/49	875,242
1,268,000		Capital One Financial Corp., 6.150%, due 09/01/16	1,246,894
1,230,000	@@	Credit Suisse New York, 5.500%, due 05/01/14	1,323,072
837,000	@@, #	DBS Capital Funding Corp., 7.657%, due 03/31/49	855,833
1,113,000		Goldman Sachs Group, Inc., 5.625%, due 01/15/17	1,122,934
690,000		Goldman Sachs Group, Inc., 6.000%, due 05/01/14	751,153
1,011,000		Goldman Sachs Group, Inc., 7.500%, due 02/15/19	1,158,188
1,020,000		JPMorgan Chase & Co., 6.300%, due 04/23/19	1,115,581
1,400,000	@@	Kreditanstalt fuer Wiederaufbau, 4.875%, due 06/17/19	1,525,348
927,000		Morgan Stanley, 5.750%, due 10/18/16	941,995
1,320,000		Morgan Stanley, 6.625%, due 04/01/18	1,398,069
290,000		Morgan Stanley, 7.300%, due 05/13/19	319,638

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Banks (continued)
$497,000	@@, #	Nordea Bank AB, 5.424%, due 12/29/49	$408,005
932,000		PNC Funding Corp., 5.625%, due 02/01/17	918,433
1,960,000	@@, #	Royal Bank of Scotland PLC, 2.625%, due 05/11/12	1,977,202
1,500,000	@@, #	Svenska Handelsbanken AB, 4.875%, due 06/10/14	1,570,764
1,280,000	@@, #	Unicredit Luxembourg Finance SA, 6.000%, due 10/31/17	1,237,582
1,619,000	@@, #	Unicredito Italiano Capital Trust II, 9.200%, due 10/29/49	1,505,670
687,000		Wachovia Corp., 5.250%, due 08/01/14	698,430
2,157,000	@@, #	Woori Bank, 6.125%, due 05/03/16	2,103,537
			26,208,738
		Beverages: 0.4%
1,090,000	#	Anheuser-Busch InBev Worldwide, Inc., 8.000%, due 11/15/39	1,415,190
1,007,000	@@	Diageo Finance BV, 5.500%, due 04/01/13	1,094,779
360,000		Dr Pepper Snapple Group, Inc., 6.120%, due 05/01/13	393,227
437,000		Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	497,596
1,119,000	#	Miller Brewing Co., 5.500%, due 08/15/13	1,183,628
			4,584,420
		Building Materials: 0.0%
104,000		CRH America, Inc., 6.950%, due 03/15/12	111,475
			111,475
		Commercial Services: 0.1%
1,504,000		Western Union Co., 5.400%, due 11/17/11	1,602,990
			1,602,990
		Diversified: 0.0%
432,000		Vornado Realty LP, 4.750%, due 12/01/10	436,129
			436,129
		Diversified Financial Services: 1.0%
1,788,000		American Express Co., 5.500%, due 09/12/16	1,775,128
421,000		General Electric Capital Corp., 5.450%, due 01/15/13	444,012
1,293,000		HSBC Finance Corp., 5.250%, due 01/14/11	1,329,657
1,159,000		Merrill Lynch & Co., Inc., 6.110%, due 01/29/37	1,105,946
990,000		Merrill Lynch & Co., Inc., 6.150%, due 04/25/13	1,048,354
507,000	@@	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	468,985
1,413,000	@@	ORIX Corp., 5.480%, due 11/22/11	1,345,405
1,782,000		UBS Preferred Funding Trust V, 6.243%, due 05/29/49	1,357,884
1,310,000	@@	UFJ Finance Aruba AEC, 6.750%, due 07/15/13	1,456,930
150,000	#	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	122,087
430,000	#	ZFS Finance USA Trust V, 6.500%, due 05/09/37	356,900
			10,811,288
		Electric: 1.0%
1,954,767	I	Bruce Mansfield Unit, 6.850%, due 06/01/34	1,967,105
902,000	@@, #	EDP Finance BV, 6.000%, due 02/02/18	976,523
940,000	@@	Enel Finance International SA, 5.125%, due 10/07/19	935,864
1,268,000	@@, #, I	Enel Finance International SA, 6.250%, due 09/15/17	1,367,893
680,000		Exelon Generation Co. LLC, 5.200%, due 10/01/19	688,772
1,200,000		Exelon Generation Co. LLC, 6.250%, due 10/01/39	1,228,979
352,000		Midamerican Energy Holdings Co., 5.875%, due 10/01/12	383,778
377,000		Midamerican Funding, LLC, 6.927%, due 03/01/29	436,863
1,319,000		Oncor Electric Delivery Co., 7.000%, due 09/01/22	1,508,733
755,000		PSEG Power, LLC, 5.500%, due 12/01/15	812,159
991,000		PSEG Power, LLC, 6.950%, due 06/01/12	1,088,551
			11,395,220
		Hand/Machine Tools: 0.1%
1,283,000	I	Kennametal, Inc., 7.200%, due 06/15/12	1,353,405
			1,353,405
		Healthcare - Products: 0.2%
980,000	#	CareFusion Corp., 6.375%, due 08/01/19	1,064,827
442,000		Hospira, Inc., 5.550%, due 03/30/12	469,309
832,000		Hospira, Inc., 6.050%, due 03/30/17	872,559
			2,406,695
		Healthcare - Services: 0.2%
1,510,000	#	Roche Holdings, Inc., 6.000%, due 03/01/19	1,683,905
			1,683,905
		Household Products/Wares: 0.1%
1,385,000		Fortune Brands, Inc., 5.125%, due 01/15/11	1,420,697
			1,420,697
		Insurance: 0.4%
132,000		Allstate Corp., 5.550%, due 05/09/35	133,199
1,077,000		Allstate Corp., 6.125%, due 12/15/32	1,128,089
1,854,000		Chubb Corp., 6.375%, due 03/29/67	1,696,410
480,000	#	Metropolitan Life Global Funding I, 5.125%, due 04/10/13	498,076
470,000	#	Metropolitan Life Global Funding I, 5.125%, due 06/10/14	491,514
			3,947,288
		Iron/Steel: 0.1%
1,462,000	@@	ArcelorMittal, 6.125%, due 06/01/18	1,442,684
			1,442,684
		Lodging: 0.1%
942,000		Wyndham Worldwide Corp., 6.000%, due 12/01/16	849,296
			849,296
		Machinery - Construction & Mining: 0.1%
873,000	@@, #	Atlas Copco AB, 5.600%, due 05/22/17	895,589
			895,589
		Media: 0.4%
1,028,000		COX Communications, Inc., 4.625%, due 06/01/13	1,068,824

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Media (continued)
$250,000	#, I	DirecTV Holdings, LLC, 5.875%, due 10/01/19	$249,688
1,329,000		Hearst-Argyle Television, Inc., 7.500%, due 11/15/27	1,072,503
819,000		News America Holdings, 8.500%, due 02/23/25	907,280
1,029,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	1,240,250
			4,538,545
		Miscellaneous Manufacturing: 0.1%
1,182,000	@@	Tyco Electronics Group SA, 6.550%, due 10/01/17	1,239,262
			1,239,262
		Multi-National: 0.1%
800,000	@@	Asian Development Bank, 2.750%, due 05/21/14	809,201
			809,201
		Office Property: 0.2%
365,000		Boston Properties, Inc., 5.000%, due 06/01/15	357,849
1,637,000		HRPT Properties Trust, 6.250%, due 08/15/16	1,503,743
			1,861,592
		Oil & Gas: 0.9%
1,140,000		Anadarko Petroleum Corp., 6.450%, due 09/15/36	1,180,853
1,794,000		Devon OEI Operating, Inc., 7.250%, due 10/01/11	1,956,667
250,000		Hess Corp., 8.125%, due 02/15/19	300,848
659,000	@@	Husky Energy, Inc., 5.900%, due 06/15/14	711,624
676,000	@@	Husky Energy, Inc., 7.250%, due 12/15/19	776,766
313,000	@@	Nexen, Inc., 5.875%, due 03/10/35	287,568
1,403,000	@@	Petro-Canada, 6.050%, due 05/15/18	1,471,544
646,000	@@	Petroleos Mexicanos, 8.000%, due 05/03/19	740,962
925,000	@@, #	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, due 09/30/16	962,978
1,136,000		Valero Energy Corp., 6.875%, due 04/15/12	1,223,299
			9,613,109
		Pharmaceuticals: 0.3%
1,433,000		Allergan, Inc., 5.750%, due 04/01/16	1,538,174
712,000		Cardinal Health, Inc., 5.800%, due 10/15/16	743,935
460,000		Pfizer, Inc., 7.200%, due 03/15/39	580,973
			2,863,082
		Pipelines: 0.5%
1,024,000		CenterPoint Energy Resources Corp., 7.875%, due 04/01/13	1,153,970
768,000		Enterprise Products Operating L.P., 6.500%, due 01/31/19	840,041
1,459,000		Kinder Morgan Energy Partners LP, 6.750%, due 03/15/11	1,547,774
15,000		Kinder Morgan Energy Partners LP, 7.400%, due 03/15/31	16,651
420,000		Kinder Morgan Energy Partners LP, 7.750%, due 03/15/32	473,712
778,000		Spectra Energy Capital, LLC, 8.000%, due 10/01/19	919,034
			4,951,182
		Regional Malls: 0.1%
1,228,000		Simon Property Group LP, 5.875%, due 03/01/17	1,254,191
			1,254,191
		Retail: 0.4%
952,000		CVS Caremark Corp., 6.125%, due 08/15/16	1,045,191
418,000		Home Depot, Inc., 5.875%, due 12/16/36	406,898
941,000		Limited Brands, 5.250%, due 11/01/14	873,942
1,779,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	1,787,701
			4,113,732
		Shopping Centers: 0.0%
64,000		Kimco Realty Corp., 6.000%, due 11/30/12	66,783
			66,783
		Telecommunications: 0.7%
624,000		AT&T Mobility, LLC, 6.500%, due 12/15/11	686,308
1,070,000		AT&T, Inc., 6.550%, due 02/15/39	1,170,538
1,000,000	@@, #	Qtel International Finance Ltd., 7.875%, due 06/10/19	1,147,220
1,230,000	@@	Rogers Communications, Inc., 6.800%, due 08/15/18	1,382,711
653,000	@@	Telecom Italia Capital SA, 5.250%, due 11/15/13	687,554
468,000	@@	Telefonica Europe BV, 7.750%, due 09/15/10	495,162
1,854,000		Verizon New York, Inc., 6.875%, due 04/01/12	2,017,606
			7,587,099
		Transportation: 0.0%
99,000		CSX Corp., 6.750%, due 03/15/11	105,990
			105,990
		Warehouse/Industrial: 0.1%
1,414,000		Prologis, 5.750%, due 04/01/16	1,266,449
			1,266,449
		Total Corporate Bonds/Notes
		(Cost $109,437,503)	111,983,876
U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.2%
		Federal Home Loan Mortgage Corporation##: 4.3%
10,896,762		4.500%, due 08/01/18-04/01/35	11,249,127
11,920,361		5.000%, due 03/01/18-10/01/35	12,408,729
9,357,031		5.500%, due 01/01/19-12/01/33	9,871,372
9,558,473		6.000%, due 04/01/16-08/01/34	10,166,243
3,042,845		6.500%, due 10/01/34-07/01/37	3,255,737
			46,951,208
		Federal National Mortgage Association##: 8.3%
148,592		4.010%, due 08/01/13	154,304
452,302		4.021%, due 08/01/13	470,436
4,374,709		4.500%, due 04/01/18-09/01/35	4,540,320

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$830,795		4.582%, due 05/01/14	$877,236
370,161		4.630%, due 04/01/14	391,193
90,251		4.767%, due 04/01/13	95,415
731,423		4.791%, due 12/01/12	772,207
398,956		4.840%, due 08/01/14	424,276
29,728		4.845%, due 06/01/13	31,641
19,301		4.872%, due 02/01/14	20,464
407,631		4.880%, due 03/01/20	434,018
672,405		4.921%, due 04/01/15	718,267
248,000		4.940%, due 08/01/15	261,165
18,760,974		5.000%, due 11/01/17-07/01/35	19,536,075
8,494		5.190%, due 11/01/15	9,196
346,225		5.370%, due 02/01/13-05/01/18	378,364
16,495		5.450%, due 04/01/17	18,040
290,607		5.466%, due 11/01/15	318,048
30,796,837		5.500%, due 11/01/17-04/01/35	32,438,331
18,497,964		6.000%, due 02/01/17-12/01/35	19,667,161
7,020		6.253%, due 09/01/11	7,468
221,460		6.330%, due 03/01/11	234,068
6,205,291		6.500%, due 06/01/31-02/01/37	6,676,047
1,046,000		6.625%, due 11/15/10	1,116,709
285,179		7.500%, due 02/01/30-02/01/32	319,608
			89,910,057
		Government National Mortgage Association: 1.5%
959,103		4.500%, due 07/20/33-12/20/34	978,421
7,546,158		5.000%, due 07/20/33-09/15/39	7,831,118
4,229,194		5.500%, due 11/15/32-08/15/33	4,469,837
3,314,304		6.000%, due 04/15/33-07/15/34	3,530,003
			16,809,379
		Other U.S. Agency Obligations: 0.1%
425,000		Financing Corp., 9.650%, due 11/02/18	592,427
			592,427
		Total U.S. Government Agency Obligations
		(Cost $147,430,572)	154,263,071
U.S. TREASURY OBLIGATIONS: 9.5%
		U.S. Treasury Notes: 9.1%
5,301,000		0.875%, due 02/28/11	5,322,951
4,247,000		1.500%, due 12/31/13	4,159,741
1,682,000		2.000%, due 11/30/13	1,684,891
1,665,000		2.375%, due 08/31/10	1,695,569
663,000		2.625%, due 02/29/16	656,163
13,666,000		2.750%, due 10/31/13	14,108,013
4,105,000		3.125%, due 09/30/13	4,302,877
3,800,000		3.500%, due 05/31/13	4,040,175
3,576,000		3.750%, due 11/15/18	3,701,443
4,501,000		3.875%, due 02/15/13	4,838,224
6,383,000		4.125%, due 08/31/12	6,886,166
1,164,000		4.500%, due 02/15/36	1,250,574
485,000		4.750%, due 08/15/17	540,586
4,145,000		5.000%, due 05/15/37	4,804,963
23,103,000		5.125%, due 06/30/11-05/15/16	24,909,726
5,320,000		5.375%, due 02/15/31	6,322,490
1,500,000		6.000%, due 02/15/26	1,861,641
232,000		6.500%, due 02/15/10	237,528
390,000		6.750%, due 08/15/26	521,625
390,000		8.000%, due 11/15/21	552,155
4,440,000		8.500%, due 02/15/20	6,375,565
57,000		9.875%, due 11/15/15	80,063
			98,853,129
		Treasury Inflation Indexed Protected Securities(ip): 0.4%
3,590,000		1.625%, due 01/15/15	4,129,851
			4,129,851
		Total U.S. Treasury Obligations
		(Cost $100,828,041)	102,982,980
ASSET-BACKED SECURITIES: 0.8%
		Home Equity Asset-Backed Securities: 0.2%
1,481,000	#, I	Bayview Financial Revolving Mortgage Loan Trust, 1.046%, due 12/28/40	626,611
1,076,000		GMAC Mortgage Corp. Loan Trust, 5.805%, due 10/25/36	500,282
1,204,000		Residential Funding Mortgage Securities II, Inc., 5.320%, due 12/25/35	395,126
			1,522,019
		Other Asset-Backed Securities: 0.6%
2,588		Countrywide Asset-Backed Certificates, 4.575%, due 07/25/35	2,569
101,855		Countrywide Asset-Backed Certificates, 4.823%, due 08/25/35	99,959
919,000		Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	447,461
569,345		Small Business Administration, 4.770%, due 04/01/24	599,731
802,177		Small Business Administration, 4.990%, due 09/01/24	847,214
2,925,593		Small Business Administration, 5.110%, due 08/01/25	3,101,441
910,503		Small Business Administration, 5.180%, due 05/01/24	966,778
800,730		Structured Asset Securities Corp., 4.670%, due 03/25/35	691,341
			6,756,494
		Total Asset-Backed Securities
		(Cost $10,791,635)	8,278,513

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.3%
$299,000		Banc of America Commercial Mortgage, Inc., 5.634%, due 07/10/46		$277,856
2,000,000		Banc of America Commercial Mortgage, Inc., 5.935%, due 02/10/51		1,782,694
31,389	#	BlackRock Capital Finance LP, 7.750%, due 09/25/26		18,354
3,050,000		Citigroup Commercial Mortgage Trust, 5.888%, due 12/10/49		2,663,054
990,000		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, due 12/11/49		830,231
1,442,297		Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40		1,140,689
654,610		Entergy Louisiana, LLC, 8.090%, due 01/02/17		684,006
1,064,000		FHLMC Multifamily Structured Pass-Through Certificates, 5.085%, due 03/25/19		1,147,285
1,102,000		GE Capital Commercial Mortgage Corp., 5.515%, due 03/10/44		835,650
122,000		Greenwich Capital Commercial Funding Corp., 5.475%, due 03/10/39		88,318
1,180,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.780%, due 07/15/42		998,385
1,452,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.948%, due 09/12/37		1,224,245
1,660,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.401%, due 05/15/41		1,664,848
637,059		JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49		538,643
1,007,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.475%, due 04/15/43		944,324
1,000,000		JPMorgan Chase Commercial Mortgage Securities Corp., 6.006%, due 06/15/49		876,685
1,037,000		JPMorgan Chase Commercial Mortgage Securities Corp., 6.065%, due 04/15/45		966,817
789,000		Merrill Lynch Mortgage Trust, 6.022%, due 06/12/50		197,295
36,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.649%, due 02/12/39		27,545
1,442,297		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.810%, due 06/12/50		1,126,938
6,656,511	#, ^	Morgan Stanley Capital I, 1.047%, due 11/15/30		183,541
1,625,750	#, I	Nomura Asset Securities Corp., 9.758%, due 04/04/27		1,695,718
772,000		RAAC Series, 4.971%, due 09/25/34		572,309
1,249,247	#, I	Spirit Master Funding, LLC, 5.050%, due 07/20/23		771,027
492,656	#, I	System Energy Resources, Inc., 5.129%, due 01/15/14		488,902
70,000		Wachovia Bank Commercial Mortgage Trust, 4.750%, due 05/15/44		59,408
617,962		Wachovia Bank Commercial Mortgage Trust, 5.795%, due 07/15/45		469,618
2,400,000		Wachovia Bank Commercial Mortgage Trust, 6.100%, due 02/15/51		1,982,892
1,387,000		Wachovia Bank Commercial Mortgage Trust, 6.158%, due 06/15/45		1,060,666
		Total Collateralized Mortgage Obligations
		(Cost $30,808,822)		25,317,943
MUNICIPAL BONDS: 0.5%
		California: 0.1%
320,000		State of California, 7.500%, due 04/01/34		356,845
900,000		State of California, 7.550%, due 04/01/39		1,004,121
				1,360,966
		Massachusetts: 0.2%
1,900,000		Massachusetts Health & Educational Facilities Authority, 5.500%, due 07/01/32		2,467,644
				2,467,644
		New Jersey: 0.1%
900,000		New Jersey State Turnpike Authority, 7.414%, due 01/01/40		1,113,462
				1,113,462
		New York: 0.1%
920,000		Metropolitan Transportation Authority, 7.336%, due 11/15/39		1,143,293
				1,143,293
		Total Municipal Bonds
		(Cost $5,445,874)		6,085,365
OTHER BONDS: 0.2%
		Foreign Government Bonds: 0.2%
1,106,000	#	MDC-GMTN B.V., 7.625%, due 05/06/19		1,243,320
102,000		Peru Government International Bond, 7.350%, due 07/21/25		119,595
611,000	#	Societe Financement de l’Economie Francaise, 3.375%, due 05/05/14		627,994
		Total Other Bonds
		(Cost $1,812,523)		1,990,909
		Total Long-Term Investments
		(Cost $1,030,086,108)		1,066,558,430
SHORT-TERM INVESTMENTS: 0.2%
		Securities Lending Collateral(cc): 0.2%
456,000		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		456,000
2,385,323		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		1,908,259
		Total Short-Term Investments
		(Cost $2,841,323)		2,364,259
		Total Investments in Securities
		(Cost $1,032,927,431)*	98.3%	$1,068,922,689
		Other Assets and Liabilities - Net	1.7	17,963,483
		Net Assets	100.0%	$1,086,886,172

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

*	Cost for federal income tax purposes is $1,065,155,272.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$80,089,497
	Gross Unrealized Depreciation	(76,322,080)
	Net Unrealized Appreciation	$3,767,417

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Advertising	$6,832,792	$—	$—	$6,832,792
Aerospace/Defense	46,083,237	—	—	46,083,237
Agriculture	20,073,680	—	—	20,073,680
Apparel	9,889,395	—	—	9,889,395
Auto Parts & Equipment	2,735,687	—	—	2,735,687
Banks	90,476,679	—	—	90,476,679
Beverages	8,516,845	8,448,421	—	16,965,266
Biotechnology	2,353,160	—	—	2,353,160
Chemicals	18,251,324	—	—	18,251,324
Commercial Services	7,807,976	—	—	7,807,976
Computers	22,310,416	—	—	22,310,416
Cosmetics/Personal Care	9,679,822	—	—	9,679,822
Distribution/Wholesale	4,106,986	—	—	4,106,986
Diversified Financial Services	5,489,900	912,037	—	6,401,937
Electric	34,905,152	—	—	34,905,152
Electronics	7,662,146	—	—	7,662,146
Energy - Alternate Sources	833,087	—	—	833,087
Food	16,385,438	12,999,560	—	29,384,998
Gas	2,901,433	—	—	2,901,433
Healthcare - Products	22,412,971	—	—	22,412,971
Healthcare - Services	3,097,818	—	—	3,097,818
Home Builders	1,351,221	—	—	1,351,221
Household Products/Wares	3,090,894	—	—	3,090,894
Insurance	43,019,524	—	—	43,019,524
Internet	1,442,924	—	—	1,442,924
Lodging	891,149	—	—	891,149
Machinery - Diversified	1,180,446	—	—	1,180,446
Media	7,254,932	1,638,600	—	8,893,532
Mining	709,005	—	—	709,005
Miscellaneous Manufacturing	16,387,177	—	—	16,387,177
Oil & Gas	83,947,434	—	—	83,947,434
Oil & Gas Services	3,506,972	—	—	3,506,972
Pharmaceuticals	34,249,488	4,765,586	—	39,015,074
Pipelines	1,653,547	—	—	1,653,547
Retail	29,506,320	—	—	29,506,320
Semiconductors	7,558,717	—	—	7,558,717
Software	8,230,396	—	—	8,230,396
Telecommunications	25,002,847	10,426,721	—	35,429,568
Toys/Games/Hobbies	2,049,060	—	—	2,049,060
Transportation	2,626,851	—	—	2,626,851
Total Common Stock	616,464,848	39,190,925	—	655,655,773
Corporate Bonds/Notes	—	111,445,373	538,503	111,983,876
U.S. Government Agency Obligations	—	154,263,071	—	154,263,071
U.S. Treasury Obligations	—	102,982,980	—	102,982,980
Asset-Backed Securities	—	7,651,902	626,611	8,278,513
Collateralized Mortgage Obligations	—	25,299,589	18,354	25,317,943
Municipal Bonds	—	6,085,365	—	6,085,365
Other Bonds	—	1,990,909	—	1,990,909
Short-Term Investments	456,000	1,908,259	—	2,364,259
Total Investments, at value	$616,920,848	$450,818,373	$1,183,468	$1,068,922,689

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2009:

	Beginning Balance					Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	at 12/31/2009	Purchases	Issuances	Settlements	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 09/30/2009
Asset Table
Investments, at value
Corporate Bonds/Notes	—	521,000	—	—	—	—	—	17,503	—	—	538,503
Asset-Backed Securities	918,220	—	—	—	—	—	—	(291,609)	—	—	626,611
Collateralized Mortgage Obligations	19,205	—	—	—	(533)	—	—	(318)	—	—	18,354
Total Investments, at value	$937,425	$521,000	$—	$—	$(533)	$—	$—	$(274,424)	$—	$—	$1,183,468

As of September 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(274,424).

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 89.9%
		Coal: 0.1%
15,000		Consol Energy, Inc.	$676,650
			676,650
		Electric: 42.8%
1,146,680	@	AES Corp.	16,993,798
345,700		Allegheny Energy, Inc.	9,167,964
311,410		American Electric Power Co., Inc.	9,650,596
213,340	@@	CEZ A/S	11,456,198
1,047,170		CMS Energy Corp.	14,032,078
232,190		Constellation Energy Group, Inc.	7,515,990
101,500		Dominion Resources, Inc.	3,501,750
313,000		DPL, Inc.	8,169,300
46,900		DTE Energy Co.	1,648,066
347,145	@@	E.ON AG	14,693,048
41,000		Entergy Corp.	3,274,260
173,400		FirstEnergy Corp.	7,927,848
58,900		FPL Group, Inc.	3,253,047
159,960	@@	Gaz de France	7,121,871
477,800	@@	National Grid PLC	4,624,057
257,200		Northeast Utilities	6,105,928
659,914	@, S	NRG Energy, Inc.	18,602,975
128,600		OGE Energy Corp.	4,254,088
115,200		Pacific Gas & Electric Co.	4,664,448
466,300		PPL Corp.	14,147,542
102,150		Progress Energy, Inc.	3,989,979
349,520		Public Service Enterprise Group, Inc.	10,988,909
191,034	@@	Red Electrica de Espana	9,795,458
26,000	@@	RWE AG	2,411,646
108,800		Westar Energy, Inc.	2,122,688
98,700		Wisconsin Energy Corp.	4,458,279
			204,571,811
		Energy - Alternate Sources: 0.2%
50,400	@	Covanta Holding Corp.	856,800
			856,800
		Gas: 4.8%
119,800		CenterPoint Energy, Inc.	1,489,114
181,050	@@, S	Enagas	3,792,689
227,800		NiSource, Inc.	3,164,142
291,920		Sempra Energy	14,540,535
			22,986,480
		Media: 3.3%
399,800		Comcast Corp. — Special Class A	6,428,784
34,200	@	DIRECTV Group, Inc.	943,236
189,626	@	Time Warner Cable, Inc.	8,170,984
			15,543,004
		Oil & Gas: 7.3%
7,800		Apache Corp.	716,274
416,730		EQT Corp.	17,752,698
436,890		Questar Corp.	16,409,588
2,900	@	Ultra Petroleum Corp.	141,984
			35,020,544
		Oil & Gas Services: 0.1%
9,100		Halliburton Co.	246,792
			246,792
		Pipelines: 4.8%
806,010		El Paso Corp.	8,318,023
78,300		Oneok, Inc.	2,867,346
123,630		Spectra Energy Corp.	2,341,552
521,441		Williams Cos., Inc.	9,318,151
			22,845,072
		Telecommunications: 26.4%
140,120	@@	America Movil SA de CV - Series L ADR	6,141,460
84,600	@	American Tower Corp.	3,079,440
416,410		AT&T, Inc.	11,247,234
447,860	@@	Cellcom Israel Ltd.	13,628,380
175,400		CenturyTel, Inc.	5,893,440
15,400	@@	China Unicom Ltd. ADR	219,296

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Telecommunications (continued)
7,400	@	Crown Castle International Corp.		$232,064
357,200		Frontier Communications Corp.		2,693,288
80,000	@, @@	GVT Holding SA		1,832,468
35,800	@	Leap Wireless International, Inc.		699,890
369,000	@	MetroPCS Communications, Inc.		3,453,840
92,830	@@	Mobile Telesystems Finance SA ADR		4,480,904
227,940	@@	MTN Group Ltd.		3,718,540
62,320	@	NII Holdings, Inc.		1,868,354
49,600	@@	Partner Communications ADR		933,472
17,500	@@	Philippine Long Distance Telephone Co.		890,811
38,000	@@	Philippine Long Distance Telephone Co. ADR		1,953,200
321,900	@, @@	Rogers Communications, Inc. - Class B (Canadian Denominated Security)		9,088,906
487,890	@@	Royal KPN NV		8,104,821
62,800	@@	Tele Norte Leste Participacoes SA ADR		1,180,012
179,680	@@	Telefonica SA		4,971,232
63,100		Verizon Communications, Inc.		1,910,037
106,400	@@	Vimpel-Communications OAO ADR		1,989,680
845,600		Virgin Media, Inc.		11,770,752
227,600	@@	Vivo Participacoes SA ADR		5,746,900
32,134	@, @@	Vodacom Group Pty Ltd.		240,192
4,832,510	@@	Vodafone Group PLC		10,856,018
699,514		Windstream Corp.		7,086,077
				125,910,708
		Water: 0.1%
21,300	@@	Suez Environnement SA		487,949
				487,949
		Total Common Stock
		(Cost $426,868,660)		429,145,810
PREFERRED STOCK: 4.7%
		Electric: 3.9%
515,387	@@	AES Tiete SA		5,847,414
445,820	@@	Eletropaulo Metropolitana de Sao Paulo SA		9,180,127
30,000	@	FPL Group, Inc.		1,510,893
33,210		Great Plains Energy, Inc.		2,105,514
				18,643,948
		Pipelines: 0.8%
4,230		El Paso Corp.		3,908,520
				3,908,520
		Total Preferred Stock
		(Cost $18,916,032)		22,552,468

Principal Amount				Value
CONVERTIBLE BONDS: 1.9%
		Energy - Alternate Sources: 0.7%
$3,017,620	#, I	Covanta Holding Corp., 3.250%, due 06/01/14		$3,349,558
				3,349,558
		Telecommunications: 1.2%
791,000		NII Holdings, Inc., 3.125%, due 06/15/12		695,091
4,985,000	#, I	Virgin Media, Inc., 6.500%, due 11/15/16		5,246,713
				5,941,804
		Total Convertible Bonds
		(Cost $6,350,964)		9,291,362
CORPORATE BONDS/NOTES: 1.1%
		Coal: 0.2%
695,000	#	Arch Coal, Inc., 8.750%, due 08/01/16		719,325
				719,325
		Electric: 0.5%
2,315,000	#	AES Corp., 9.750%, due 04/15/16		2,534,925
				2,534,925
		Media: 0.2%
825,000	#, I	CSC Holdings, Inc., 8.625%, due 02/15/19		876,563
				876,563
		Telecommunications: 0.2%
850,000	@@	NTL Cable PLC, 9.500%, due 08/15/16		898,875
				898,875
		Total Corporate Bonds/Notes
		(Cost $4,460,552)		5,029,688
		Total Investments in Securities
		(Cost $456,596,208)*	97.6%	$466,019,328
		Other Assets and Liabilities - Net	2.4	11,414,813
		Net Assets	100.0%	$477,434,141

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2009 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
*	Cost for federal income tax purposes is $470,837,429.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$49,902,087
	Gross Unrealized Depreciation	(54,720,188)
	Net Unrealized Appreciation	$(4,818,101)

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Coal	$676,650	$—	$—	$676,650
Electric	154,469,533	50,102,278	—	204,571,811
Energy - Alternate Sources	856,800	—	—	856,800
Gas	19,193,791	3,792,689	—	22,986,480
Media	15,543,004	—	—	15,543,004
Oil & Gas	35,020,544	—	—	35,020,544
Oil & Gas Services	246,792	—	—	246,792
Pipelines	22,845,072	—	—	22,845,072
Telecommunications	97,369,286	28,541,422	—	125,910,708
Water	—	487,949	—	487,949
Total Common Stock	346,221,472	82,924,338	—	429,145,810
Preferred Stock	15,027,541	7,524,927	—	22,552,468
Convertible Bonds	—	9,291,362	—	9,291,362
Corporate Bonds/Notes	—	5,029,688	—	5,029,688
Total Investments, at value	$361,249,013	$104,770,315	$—	$466,019,328
Other Financial Instruments+:
Forward foreign currency contracts	—	361,363	—	361,363
Total Assets	$361,249,013	$105,131,678	$—	$466,380,691

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(122,888)	$—	$(122,888)
Total Liabilities	$—	$(122,888)	$—	$(122,888)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.  Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2009 (Unaudited) (continued)

At September 30, 2009 the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
EU Euro
EUR 127,358	BUY	10/15/09	178,780	186,370	$7,590
EU Euro
EUR 47,853	BUY	10/15/09	66,867	70,026	3,159
EU Euro
EUR 191,950	BUY	10/15/09	268,023	280,889	12,866
EU Euro
EUR 196,867	BUY	10/15/09	278,311	288,085	9,774
EU Euro
EUR 622,051	BUY	10/15/09	885,433	910,276	24,843
EU Euro
EUR 567,987	BUY	10/15/09	804,560	831,162	26,602
EU Euro
EUR 500,798	BUY	10/15/09	701,833	732,841	31,008
EU Euro
EUR 455,945	BUY	10/15/09	647,048	667,206	20,158
EU Euro
EUR 266,021	BUY	10/15/09	380,251	389,281	9,030
EU Euro
EUR 502,891	BUY	10/15/09	717,836	735,904	18,068
EU Euro
EUR 164,416	BUY	10/15/09	234,691	240,598	5,907
EU Euro
EUR 213,459	BUY	10/15/09	306,235	312,365	6,130
EU Euro
EUR 246,643	BUY	10/15/09	350,609	360,925	10,316
EU Euro
EUR 76,583	BUY	10/15/09	109,071	112,068	2,997
EU Euro
EUR 109,592	BUY	10/15/09	159,502	160,370	868
EU Euro
EUR 385,244	BUY	10/15/09	564,849	563,746	(1,103)
EU Euro
EUR 181,358	BUY	10/15/09	265,853	265,390	(463)
EU Euro
EUR 479,036	BUY	12/16/09	700,327	700,931	604
British Pound
GBP 84,613	BUY	10/15/09	139,102	135,216	(3,886)
British Pound
GBP 145,244	BUY	10/15/09	246,169	232,106	(14,063)
British Pound
GBP 205,218	BUY	10/15/09	347,043	327,947	(19,096)
British Pound
GBP 56,698	BUY	10/15/09	92,636	90,606	(2,030)
					$149,279
EU Euro
EUR 42,471	SELL	10/15/09	59,962	62,150	$(2,188)
EU Euro
EUR 154,952	SELL	10/15/09	223,571	226,748	(3,177)
EU Euro
EUR 178,074	SELL	10/15/09	256,884	260,584	(3,700)
EU Euro
EUR 69,172	SELL	10/15/09	98,353	101,222	(2,869)
EU Euro
EUR 10,347	SELL	10/15/09	14,777	15,141	(364)
EU Euro
EUR 27,256	SELL	10/15/09	39,032	39,884	(852)
EU Euro
EUR 95,899	SELL	10/15/09	139,915	140,334	(419)
EU Euro
EUR 883,427	SELL	10/19/09	1,244,316	1,292,758	(48,442)
EU Euro
EUR 225,605	SELL	12/16/09	329,952	330,108	(156)
EU Euro
EUR 21,908,555	SELL	12/16/09	32,037,428	32,056,843	(19,415)

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)

British Pound
GBP 1,821,030	SELL	10/15/09	2,951,307	2,910,087	41,220
British Pound
GBP 1,821,030	SELL	10/15/09	2,950,433	2,910,087	40,346
British Pound
GBP 106,609	SELL	10/15/09	175,084	170,366	4,718
British Pound
GBP 21,568	SELL	10/15/09	35,488	34,466	1,022
British Pound
GBP 47,691	SELL	10/15/09	78,893	76,212	2,681
British Pound
GBP 235,742	SELL	10/15/09	389,714	376,726	12,988
British Pound
GBP 108,953	SELL	10/15/09	178,918	174,112	4,806
British Pound
GBP 243,620	SELL	10/15/09	400,981	389,315	11,666
British Pound
GBP 153,287	SELL	10/15/09	251,719	244,959	6,760
British Pound
GBP 266,010	SELL	10/15/09	438,824	425,096	13,728
British Pound
GBP 159,236	SELL	10/15/09	262,400	254,467	7,933
British Pound
GBP 169,768	SELL	10/15/09	281,266	271,297	9,969
British Pound
GBP 88,895	SELL	10/15/09	146,601	142,058	4,543
British Pound
GBP 41,430	SELL	10/15/09	67,294	66,208	1,086
British Pound
GBP 92,937	SELL	10/15/09	150,114	148,517	1,597
British Pound
GBP 169,559	SELL	10/15/09	277,343	270,963	6,380
British Pound
GBP 186,764	SELL	10/15/09	297,791	298,456	(665)
					$89,196

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Foreign echange contracts	$238,475
Total	$238,475

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 92.2%
		Australia: 3.6%
6,514		Ansell Ltd.	$57,281
7,835		Computershare Ltd.	76,903
24,915	@	Iluka Resources Ltd.	87,320
6,708		Sonic Healthcare Ltd.	83,868
25,483		Transpacific Industries Group Ltd.	34,313
			339,685
		Austria: 1.9%
3,600		Andritz AG	180,328
			180,328
		Belgium: 1.0%
1,200		EVS Broadcast Equipment SA	90,015
			90,015
		China: 0.9%
200,000	@	Centron Telecom International Holdings Ltd.	65,106
64,000	@	China Southern Airlines Co., Ltd.	20,160
			85,266
		Denmark: 0.6%
380	@	Topdanmark A/S	57,634
			57,634
		Finland: 1.2%
5,500		Elisa OYJ	113,026
			113,026
		France: 6.1%
2,600	@	Alten	70,076
2,700		Bourbon SA	124,919
750		Ipsen	41,168
330		Neopost SA	29,668
1,250		Rubis	114,405
700	@	SeLoger.com	28,075
2,800		Sword Group	92,398
650		Virbac SA	66,592
			567,301
		Germany: 6.6%
600		Bauer AG	25,124
1,600		Demag Cranes AG	57,133
1,300		GFK SE	45,010
900		Grenkeleasing AG	35,554
2,400	@	Morphosys AG	59,914
2,700		MTU Aero Engines Holding AG	127,725
2,300		Rheinmetall AG	135,623
2,500		Tognum AG	42,756
3,350		United Internet AG	50,453
3,500		Wirecard AG	41,608
			620,900
		Greece: 0.3%
3,753		Aegean Airlines SA	24,171
			24,171
		Hong Kong: 3.5%
208,000	@	Beijing Enterprises Water Group Ltd.	42,047
18,000		China Everbright Ltd.	40,708
19,400		China Insurance International Holdings Co., Ltd.	51,807
15,000		China Mengniu Dairy Co. Ltd.	38,329
46,400		Dah Sing Banking Group Ltd.	59,637
10,000		Kerry Properties Ltd.	53,232
12,500		MTR Corp.	43,317
			329,077
		Ireland: 0.9%
3,300	@	DCC PLC	85,101
			85,101
		Italy: 2.8%
11,400		Azimut Holding S.p.A.	144,552
52,000		CIR-Compagnie Industriali Riunite S.p.A.	117,162
			261,714

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Japan: 20.3%
3,200		Aica Kogyo Co., Ltd.	$34,096
4,400		Arcs Co., Ltd.	70,142
10,000		Chugoku Marine Paints Ltd.	62,654
9,000		Daido Steel Co., Ltd.	32,568
4,000		Daihatsu Diesel Manufacturing Co., Ltd.	19,624
4,000		Dowa Holdings Co., Ltd.	24,098
2,300		Exedy Corp.	50,515
3,500		Fujikura Kasei Co., Ltd.	19,644
1,800		Glory Ltd.	44,043
2,200		HIS Co., Ltd.	45,335
3,000		Hisaka Works Ltd.	33,176
800		Icom, Inc.	20,501
3,400		JSP Corp.	30,414
1,600		Kuroda Electric Co., Ltd.	19,539
2,000		Lintec Corp.	38,004
1,900		Miura Co., Ltd.	53,640
2,500		Modec, Inc.	50,830
1,400		Moshi Moshi Hotline, Inc.	27,234
5,900		Musashi Seimitsu Industry Co., Ltd.	112,690
7,000		Nabtesco Corp.	83,234
3,200		NEC Networks & System Integration Corp.	43,591
2,600		Nichi-iko Pharmaceutical Co., Ltd.	83,769
3,700		Nidec Copal Corp.	50,207
4,500		Nifco, Inc.	89,676
2,000		Nihon Parkerizing Co., Ltd.	24,903
13,000		Nippon Thompson Co., Ltd.	73,644
3,000		Nishimatsuya Chain Co. Ltd.	31,487
5,900		Nitta Corp.	90,533
430		Obic Co., Ltd.	72,567
10,000		Shinmaywa Industries Ltd.	39,140
4,800		Sumida Corp.	32,012
7,000		Sumitomo Osaka Cement Co., Ltd.	13,229
9,000		Takasago International Corp.	50,743
17,000		Tokai Tokyo Financial Holdings	53,325
1,800		Tokyo Tomin Bank Ltd.	29,296
3,900		Trusco Nakayama Corp.	67,420
1,200		Tsumura & Co.	43,272
1,200		Tsuruha Holdings, Inc.	49,979
1,300		Tsutsumi Jewelry Co., Ltd.	30,246
1,800		Union Tool Co.	57,266
			1,898,286
		Netherlands: 7.0%
1,600		Exact Holding NV	42,021
2,414		Fugro NV	139,827
7,000		Imtech NV	179,162
8,940		James Hardie Industries NV	61,892
6,100		SBM Offshore NV	130,078
4,500		Ten Cate NV	99,400
			652,380
		New Zealand: 1.3%
15,320		Fisher & Paykel Healthcare Corp.	36,244
14,017		Fletcher Building Ltd.	84,220
			120,464
		Norway: 0.8%
24,000	@	Pronova BioPharma AS	72,749
			72,749
		Singapore: 2.5%
76,000		Goodpack Ltd.	54,373
38,000		Keppel Land Ltd.	73,402
47,000		Olam International Ltd.	82,796
23,000		Wing Tai Holdings Ltd.	27,283
			237,854
		South Korea: 2.1%
5,560		Doosan Infracore Co., Ltd.	80,111
4,270		LG Telecom Ltd.	30,778
510		Yuhan Corp.	82,356
			193,245
		Spain: 3.9%
9,000		Enagas	188,535
2,150		Laboratorios Farmaceuticos Rovi SA	25,846
3,000		Red Electrica de Espana	153,828
			368,209

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Sweden: 2.1%
10,000		Swedish Match AB		$201,426
				201,426
		Switzerland: 7.8%
3,300	@	Bank Sarasin & Compagnie AG		137,402
163	@	Banque Cantonale Vaudoise		67,209
300		Bucher Industries AG		33,427
375		Compagnie Financiere Tradition (CFT)		47,919
240		Helvetia Holding AG		80,643
220		Kuoni Reisen Holding		81,750
550		Partners Group		67,147
885		Schweizerhall Holding AG		163,077
40		Sika AG		54,068
				732,642
		Taiwan: 0.5%
32,000		Hung Poo Real Estate Development Corp.		51,028
				51,028
		United Kingdom: 14.5%
5,491		A.G.BARR PLC		71,314
6,590		Bespak PLC		45,762
9,887		BSS Group PLC		45,834
6,868		Burberry Group PLC		55,396
6,439	@	CSR PLC		48,312
9,887		Daily Mail & General Trust		72,925
6,590		Dechra Pharmaceuticals PLC		45,159
2,196		Fidessa Group PLC		41,077
2,575		Forth Ports PLC		49,743
13,266		Grainger PLC		63,298
10,985		Hamworthy KSE		46,414
10,985		IG Group Holdings PLC		58,619
6,590		Investec PLC		48,381
28,568		ITE Group PLC		56,007
8,789		John Wood Group PLC		42,934
4,393		Keller Group PLC		51,151
3,293		Kier Group PLC		62,579
25,271		Liontrust Asset Management PLC		47,153
10,985		Mitie Group		44,385
14,454		Oxford Instruments PLC		46,315
2,196	@	Premier Oil PLC		42,547
7,690	@	SDL PLC		44,458
15,469		Stagecoach Group PLC		40,344
2,196		Ultra Electronics Holdings		47,057
6,590		VT Group PLC		59,531
4,393		Wellstream Holdings PLC		42,963
5,492		WH Smith PLC		39,673
				1,359,331
		Total Common Stock
		(Cost $6,885,501)		8,641,832
REAL ESTATE INVESTMENT TRUSTS: 0.9%
		Australia: 0.6%
39,987		Mirvac Group		58,812
				58,812
		Greece: 0.3%
2,000		Eurobank Properties Real Estate Investment Co.		24,219
				24,219
		Total Real Estate Investment Trusts
		(Cost $51,197)		83,031
		Total Investments in Securities
		(Cost $6,936,698)*	93.1%	$8,724,863
		Other Assets and Liabilities - Net	6.9	649,903
		Net Assets	100.0%	$9,374,766

	@	Non-income producing security
	*	Cost for federal income tax purposes is $7,838,154.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,914,855
		Gross Unrealized Depreciation		(1,028,146)
		Net Unrealized Appreciation		$886,709

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.3%
Aerospace/Defense	2.5
Agriculture	2.2
Airlines	0.5
Apparel	0.6
Auto Manufacturers	0.4
Auto Parts & Equipment	2.7
Banks	3.1
Beverages	0.8
Biotechnology	0.6
Building Materials	2.5
Chemicals	2.5
Commercial Services	2.1
Computers	3.8
Distribution/Wholesale	0.7
Diversified	0.6
Diversified Financial Services	5.8
Electric	1.6
Electrical Components & Equipment	0.2
Electronics	2.5
Engineering & Construction	3.6
Environmental Control	0.8
Food	1.3
Gas	3.2
Hand/Machine Tools	0.6
Healthcare - Products	0.9
Healthcare - Services	0.9
Holding Companies - Diversified	1.7
Insurance	2.0
Internet	0.8
Iron/Steel	0.3
Leisure Time	1.4
Machinery - Construction & Mining	1.4
Machinery - Diversified	8.1
Media	0.8
Mining	1.2
Miscellaneous Manufacturing	3.4
Office Property	0.3
Office/Business Equipment	0.3
Oil & Gas	1.4
Oil & Gas Services	5.1
Pharmaceuticals	6.7
Real Estate	2.9
Retail	2.9
Semiconductors	0.5
Software	0.9
Telecommunications	2.2
Transportation	0.9
Trucking & Leasing	0.6
Other Assets and Liabilities - Net	6.9
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Australia	$—	$339,685	$—	$339,685
Austria	—	180,328	—	180,328
Belgium	—	90,015	—	90,015
China	—	85,266	—	85,266
Denmark	—	57,634	—	57,634
Finland	—	113,026	—	113,026
France	—	567,301	—	567,301
Germany	—	620,900	—	620,900
Greece	—	24,171	—	24,171
Hong Kong	—	329,077	—	329,077
Ireland	—	85,101	—	85,101
Italy	—	261,714	—	261,714
Japan	—	1,898,286	—	1,898,286
Netherlands	—	652,380	—	652,380
New Zealand	—	120,464	—	120,464
Norway	—	72,749	—	72,749
Singapore	—	237,854	—	237,854
South Korea	—	193,245	—	193,245
Spain	—	368,209	—	368,209
Sweden	—	201,426	—	201,426
Switzerland	—	732,642	—	732,642
Taiwan	—	51,028	—	51,028
United Kingdom	46,315	1,313,016	—	1,359,331
Total Common Stock	46,315	8,595,517	—	8,641,832
Real Estate Investment Trusts	—	83,031	—	83,031
Total Investments, at value	$46,315	$8,678,548	$—	$8,724,863

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Active Allocation Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
INVESTMENT COMPANIES: 99.0%
63,597		Oppenheimer Capital Appreciation Fund		$2,176,924
305,809		Oppenheimer Commodity Strategy Total Return Fund		969,414
313,915		Oppenheimer Core Bond Fund		2,159,733
55,771		Oppenheimer Developing Markets Fund		1,460,096
64,972		Oppenheimer Global Securities Fund		1,641,834
566,066		Oppenheimer High Income Fund		1,069,865
191,522		Oppenheimer International Bond Fund		1,252,554
89,165		Oppenheimer International Growth Fund		2,140,859
13,988		Oppenheimer International Small Company Fund		262,130
133,916		Oppenheimer Main Street Fund		2,308,704
119,746		Oppenheimer Main Street Small Cap Fund		1,656,093
70,172		Oppenheimer Real Estate Fund		964,860
205,181		Oppenheimer US Government Trust		1,865,093
122,416		Oppenheimer Value Fund		2,371,196
		Total Investments Companies
		(Cost $18,137,837)		22,299,355
SHORT-TERM INVESTMENTS: 0.3%
		Mutual Fund: 0.3%
66,736		Oppenheimer Institutional Money Market Fund		66,736
		Total Short-Term Investments
		(Cost $66,736)		66,736
		Total Investments in Investment Companies
		(Cost $18,204,573)*	99.3%	$22,366,091
		Other Assets and Liabilities - Net	0.7	156,731
		Net Assets	100.0%	$22,522,822

	*	Cost for federal income tax purposes is $19,437,488.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,161,518
		Gross Unrealized Depreciation		(1,232,915)
		Net Unrealized Appreciation		$2,928,603

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Active Allocation Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Investment Companies	$22,299,355	$—	$—	$22,299,355
Short-Term Investments	66,736	—	—	66,736
Total Investments, at value	$22,366,091	$—	$—	$22,366,091

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2009 (Unaudited)

Principal Amount				Value
CONVERTIBLE BONDS: 0.7%
			Oil & Gas: 0.7%
	$4,825,000	S	Chesapeake Energy Corp., 2.250%, due 12/15/38	$3,630,813
			Total Convertible Bonds
			(Cost $3,595,575)	3,630,813
CORPORATE BONDS/NOTES: 90.1%
			Advertising: 0.3%
	3,075,000	#, ±, S	R.H. Donnelley, Inc., 11.750%, due 05/15/15	1,752,750
				1,752,750
			Aerospace/Defense: 0.1%
	831,559	S, I	Continental Airlines, Inc., 6.920%, due 04/02/13	711,523
				711,523
			Airlines: 0.5%
	100,000	S	American Airlines Pass-Through Trust, 7.858%, due 10/01/11	99,875
	2,000,000	#, I	American Airlines, Inc., 10.500%, due 10/15/12	2,035,000
	315,775	S	Continental Airlines, Inc., 7.373%, due 12/15/15	262,094
				2,396,969
			Auto Manufacturers: 1.9%
	5,383,797		DaimlerChrysler NA Holding Corp., 4.250%, due 08/03/14	5,189,981
	330,149		Ford Motor Co., 3.250%, due 11/29/13	294,363
	5,042,153		Ford Motor Co., 3.510%, due 11/29/13	4,495,619
				9,979,963
			Auto Parts & Equipment: 3.1%
	3,200,000	#, S	Allison Transmission, Inc., 11.000%, due 11/01/15	3,152,000
	2,755,000	S	ArvinMeritor, Inc., 8.125%, due 09/15/15	2,410,625
	4,825,000	S	ArvinMeritor, Inc., 8.750%, due 03/01/12	4,692,313
	1,600,000	±, S	Cooper Standard Automotive, Inc., 7.000%, due 12/15/12	840,000
	550,000	S	Tenneco, Inc., 8.125%, due 11/15/15	536,250
	50,000	#, S	TRW Automotive, Inc., 7.000%, due 03/15/14	45,750
	4,780,000	#, S	TRW Automotive, Inc., 7.250%, due 03/15/17	4,230,300
				15,907,238
			Banks: 8.0%
	450,000	@@, #, S	Barclays Bank PLC, 7.434%, due 09/29/49	400,500
	4,680,000	@@, #, S	Barclays Bank PLC, 10.179%, due 06/12/21	6,162,568
GBP	4,560,000	@@	Barclays Bank PLC, 14.000%, due 11/29/49	9,473,886
	$100,000	S	Citigroup, Inc., 5.000%, due 09/15/14	95,261
	3,300,000	@@	Credit Agricole SA, 9.750%, due 09/29/49	3,426,489
	6,950,000	S	General Motors Acceptance Corp., 8.000%, due 11/01/31	5,568,792
	3,425,000	S	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	3,545,981
EUR	800,000	@@	Intesa Sanpaolo S.p.A., 8.047%, due 06/29/49	1,147,272
	$5,650,000	@@, #, S	Rabobank, 11.000%, due 12/29/49	6,940,573
EUR	500,000		RBS Capital Trust A, 6.467%, due 12/29/49	442,666
	$1,750,000	@@, #, S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	911,138
	3,100,000	@@, S	Royal Bank of Scotland Group PLC, 7.640%, due 03/31/49	1,520,783
	375,000	@@, #, S	Societe Generale, 5.922%, due 12/31/49	270,375
	925,000	S	Wells Fargo & Company, 7.980%, due 02/28/49	846,375
	600,000	S	Wells Fargo Capital XIII, 7.700%, due 12/29/49	531,000
				41,283,659
			Building Materials: 0.3%
	1,900,000	@@, #, S	C8 Capital SPV Ltd., 6.640%, due 12/31/49	1,469,340
				1,469,340
			Chemicals: 0.7%
	2,375,000	@@, #, S	Ineos Group Holdings PLC, 8.500%, due 02/15/16	1,140,000
	100,000	S	Nalco Co., 7.750%, due 11/15/11	100,500
EUR	300,000	@@	Rhodia SA, 3.746%, due 10/15/13	395,107
	$1,875,000	S	Rockwood Specialties Group, Inc., 7.500%, due 11/15/14	1,875,000
				3,510,607
			Commercial Services: 0.2%
	1,200,000	S	Aramark Services, Inc., 8.500%, due 02/01/15	1,216,500
				1,216,500
			Computers: 1.3%
	2,400,000	@@, S	Seagate Technology HDD Holdings, 1.437%, due 10/01/09	2,399,803
	4,169,000	S	Sungard Data Systems, Inc., 9.125%, due 08/15/13	4,231,535
				6,631,338
			Diversified Financial Services: 12.3%
	4,232,282	S	AES Ironwood, LLC, 8.857%, due 11/30/25	3,904,280
	823,097	S	AES Red Oak, LLC, 8.540%, due 11/30/19	779,884
	500,000	S	AES Red Oak, LLC, 9.200%, due 11/30/29	463,750
	700,000	S	American General Finance Corp., 6.900%, due 12/15/17	490,255
	2,300,000	S	Capital One Bank USA NA, 8.800%, due 07/15/19	2,663,209
	450,000	S	CIT Group, Inc., 5.400%, due 03/07/13	288,732
	2,375,000	S	Citigroup Capital XXI, 8.300%, due 12/21/57	2,134,531
EUR	300,000		CL Capital Trust I, 7.047%, due 04/29/49	428,032
	$2,525,000	#, S	El Paso Performance-Linked Trust, 7.750%, due 07/15/11	2,591,978
	2,800,000		Ford Motor Credit Co., LLC, 3.034%, due 01/13/12	2,523,500

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount				Value
			Diversified Financial Services (continued)
	$800,000	S	Ford Motor Credit Co., LLC, 7.000%, due 10/01/13	$751,526
	3,175,000	S	Ford Motor Credit Co., LLC, 7.375%, due 10/28/09	3,175,176
	2,750,000	S	Ford Motor Credit Co., LLC, 7.875%, due 06/15/10	2,762,513
	4,475,000	L	Ford Motor Credit Co., LLC, 8.000%, due 06/01/14	4,304,538
	9,325,000	S	Ford Motor Credit Co., LLC, 8.000%, due 12/15/16	8,662,878
	1,000,000		Ford Motor Credit Co., LLC, 9.875%, due 08/10/11	1,014,619
	1,600,000	S	Ford Motor Credit Co., LLC, 12.000%, due 05/15/15	1,764,898
	1,375,000	#, S	Fresenius US Finance II, Inc., 9.000%, due 07/15/15	1,505,625
	1,000,000	S	General Electric Capital Corp., 6.875%, due 01/10/39	1,050,711
	4,804,000	S	International Lease Finance Corp., 4.875%, due 09/01/10	4,505,628
	700,000	S	International Lease Finance Corp., 5.450%, due 03/24/11	645,496
	1,000,000	S	International Lease Finance Corp., 5.875%, due 05/01/13	787,133
	2,750,000	±, S	Lehman Brothers Holdings, Inc., 6.750%, due 12/28/17	275
	1,550,000	±, S	Lehman Brothers Holdings, Inc., 7.500%, due 05/11/38	155
	499,200	#, ±, S, I	Lehman Brothers Holdings, Inc., 8.160%, due 05/30/09	23,468
	1,100,000	@@, S	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	1,017,522
	2,800,000	#, S	NSG Holdings, LLC, 7.750%, due 12/15/25	2,520,000
	1,400,000	@@, #, S	Santander Perpetual SA Unipersonal, 6.671%, due 10/24/17	1,233,100
	550,000		SLM Corp., 0.664%, due 07/26/10	522,593
	800,000	S	SLM Corp., 0.734%, due 10/25/11	671,044
	275,000	S	SLM Corp., 0.804%, due 01/27/14	173,696
EUR	500,000		SLM Corp., 1.123%, due 11/15/11	607,293
	$1,100,000	S	SLM Corp., 5.125%, due 08/27/12	941,846
	2,075,000	S	SLM Corp., 8.450%, due 06/15/18	1,657,157
	700,000	@@, #, S	SMFG Preferred Capital USD 3 Ltd., 9.500%, due 12/31/49	777,375
	400,000	@@, #, S	TNK-BP Finance SA, 6.625%, due 03/20/17	369,520
	1,700,000	@@, #, S	TNK-BP Finance SA, 7.500%, due 07/18/16	1,668,000
	800,000	@@	Transcapit, 6.103%, due 06/27/12	822,231
	970,000	S	UBS Preferred Funding Trust V, 6.243%, due 05/29/49	739,140
	300,000	S	Universal City Development Partners, 11.750%, due 04/01/10	303,000
	1,925,000	S	Universal City Florida Holding Co. I/II, 8.375%, due 05/01/10	1,876,875
				63,123,182
			Electric: 7.7%
	2,000,000	S	AES Corp., 7.750%, due 03/01/14	2,025,000
	725,000	S	AES Corp., 8.000%, due 10/15/17	733,156
	1,100,000	S	AES Corp., 8.000%, due 06/01/20	1,097,250
	989,950		Calpine Corp., 3.480%, due 03/29/14	904,938
	2,005,000	S	Energy Future Holdings, 10.875%, due 11/01/17	1,523,800
	450,500	&, S	Energy Future Holdings, 11.250%, due 11/01/17	299,583
	3,125,000	@@, #, S	Intergen NV, 9.000%, due 06/30/17	3,234,375
	1,935,000	#, S	Ipalco Enterprises, Inc., 7.250%, due 04/01/16	1,949,513
	50,000	S	Ipalco Enterprises, Inc., 8.625%, due 11/14/11	51,500
	2,587,881	S	Midwest Generation, LLC, 8.560%, due 01/02/16	2,626,699
	2,000,000	S	NRG Energy, Inc., 7.250%, due 02/01/14	1,970,000
	1,100,000	S	NRG Energy, Inc., 7.375%, due 02/01/16	1,067,000
	4,825,000	S	NRG Energy, Inc., 7.375%, due 01/15/17	4,680,250
	50,000		NRG Energy, Inc., 8.500%, due 06/15/19	50,313
	4,000,000	S	NV Energy, Inc., 6.750%, due 08/15/17	3,941,220
	1,354,000	S	RRI Energy, Inc., 6.750%, due 12/15/14	1,398,005
	3,330,266	#, S	Tenaska Alabama Partners LP, 7.000%, due 06/30/21	3,040,270
	1,250,000		Texas Competitive Electric Holdings Co. LLC, 3.750%, due 10/10/14	992,813
	1,964,824		Texas Competitive Electric Holdings Co., LLC, 3.284%, due 10/10/14	1,560,070
	500,000		Texas Competitive Electric Holdings Co., LLC, 3.330%, due 10/10/14	391,945
	7,140,765		Texas Competitive Electric Holdings Co., LLC, 3.750%, due 10/10/14	5,641,204
	59,210		Texas Competitive Electric Holdings Co., LLC, 3.780%, due 10/10/14	46,816
	500,000	&, S	Texas Competitive Electric Holdings Co., LLC, 10.500%, due 11/01/16	337,500
				39,563,220
			Electrical Components & Equipment: 0.3%
	1,750,000	@@, S	Legrand, 8.500%, due 02/15/25	1,639,895
				1,639,895
			Engineering & Construction: 0.2%
GBP	769,681	@@, &	Grupo Ferrovial SA, 5.537%, due 04/07/11	842,599
				842,599
			Entertainment: 0.3%
	$1,500,000	#, S	Warner Music Group, 9.500%, due 06/15/16	1,590,000
				1,590,000
			Food: 0.2%
	1,100,000	S	American Stores Co., 8.000%, due 06/01/26	995,500
				995,500
			Forest Products & Paper: 3.3%
	500,000	@@, S	Cascades, Inc., 7.250%, due 02/15/13	492,500
	4,965,000	S	Georgia-Pacific Corp., 7.375%, due 12/01/25	4,493,325
	10,380,000	S	Georgia-Pacific Corp., 8.000%, due 01/15/24	10,328,100
	500,000	@@, S	Smurfit Capital Funding PLC, 7.500%, due 11/20/25	410,000
	1,375,000	S	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	1,024,375
				16,748,300
			Healthcare: 0.7%
	475,000	S	HCP, Inc., 5.625%, due 02/28/13	470,072
	550,000	S	HCP, Inc., 5.650%, due 12/15/13	544,635
	175,000	S	HCP, Inc., 6.000%, due 01/30/17	163,674
	475,000	S	Ventas Realty L.P./Ventas Capital Corp., 6.500%, due 06/01/16	463,125
	1,100,000	S	Ventas Realty L.P./Ventas Capital Corp., 6.750%, due 04/01/17	1,083,500
	1,051,000	S	Ventas Realty L.P./Ventas Capital Corp., 7.125%, due 06/01/15	1,048,373
				3,773,379

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount				Value
			Healthcare - Products: 3.0%
	$2,000,000	&, S	Biomet, Inc., 10.375%, due 10/15/17	$2,135,000
	10,085,000	S	Biomet, Inc., 11.625%, due 10/15/17	11,043,075
	2,300,000	@@, S	Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	2,351,750
				15,529,825
			Healthcare - Services: 4.1%
	2,310,000	S	Community Health Systems, Inc., 8.875%, due 07/15/15	2,373,525
	1,500,000	#, S	HCA, Inc., 8.500%, due 04/15/19	1,575,000
	14,195,000	S	HCA, Inc., 9.250%, due 11/15/16	14,709,569
	2,366,000	&, S	HCA, Inc., 9.625%, due 11/15/16	2,466,555
				21,124,649
			Holding Companies - Diversified: 0.3%
	275,000	@@, S	JSG Funding PLC, 7.750%, due 04/01/15	243,375
EUR	675,000	@@	Nordic Telephone Co. APS, 8.250%, due 05/01/16	1,047,032
	$207	&, S	Spectrum Brands, Inc., 12.000%, due 08/28/19	198
				1,290,605
			Insurance: 4.6%
	325,000	S	American International Group, Inc., 0.620%, due 10/18/11	286,330
EUR	2,100,000		American International Group, Inc., 1.077%, due 04/26/11	2,719,779
EUR	1,900,000		American International Group, Inc., 4.000%, due 09/20/11	2,627,945
	$600,000	S	American International Group, Inc., 4.950%, due 03/20/12	540,233
	875,000	S	American International Group, Inc., 5.375%, due 10/18/11	809,835
	575,000		American International Group, Inc., 5.450%, due 05/18/17	417,412
	3,425,000	S	American International Group, Inc., 5.850%, due 01/16/18	2,483,461
	13,495,000	S	American International Group, Inc., 8.175%, due 05/15/58	8,198,213
	5,725,000	S	American International Group, Inc., 8.250%, due 08/15/18	4,872,479
GBP	1,000,000		American International Group, Inc., 8.625%, due 05/22/38	886,978
				23,842,665
			Lodging: 1.2%
	$806,853		Harrah’s Operating Co., Inc., 3.504%, due 01/28/15	657,333
	1,870,000	#, S	Harrah’s Operating Co., Inc., 10.000%, due 12/15/18	1,472,625
	700,000	#, S	MGM Mirage, Inc., 10.375%, due 05/15/14	750,750
	775,000	#, S	MGM Mirage, Inc., 11.125%, due 11/15/17	850,563
	2,275,000	S	Wynn Las Vegas, LLC, 6.625%, due 12/01/14	2,206,750
				5,938,021
			Machinery - Diversified: 0.1%
	700,000	S	Chart Industries, Inc., 9.125%, due 10/15/15	703,500
				703,500
			Media: 7.3%
	1,425,000	#, ±, S	Charter Communications Operating, LLC, 10.375%, due 04/30/14	1,460,625
	3,000,000	S	CSC Holdings, Inc., 7.625%, due 07/15/18	3,060,000
	2,700,000	S	CSC Holdings, Inc., 7.875%, due 02/15/18	2,767,500
	500,000	#, S	CSC Holdings, Inc., 8.500%, due 06/15/15	527,500
	2,150,000	#, S	CSC Holdings, Inc., 8.625%, due 02/15/19	2,284,375
	947,368		Dex Media West LLC, 7.000%, due 10/13/14	814,737
	940,656		Dex Media West LLC, 7.000%, due 10/24/14	806,613
	1,675,000	±, S	Dex Media West, LLC, 9.875%, due 08/15/13	305,688
	150,000	#, I	DISH DBS Corp., 7.875%, due 09/01/19	152,250
	1,275,000	S	Echostar DBS Corp., 6.625%, due 10/01/14	1,243,125
	7,150,000	S	Echostar DBS Corp., 7.125%, due 02/01/16	7,132,125
	1,441,454		Idearc, Inc., 4.250%, due 11/17/14	617,823
EUR	2,035,000	@@, #	Lighthouse International Co. SA, 8.000%, due 04/30/14	1,965,435
	$1,683,069	I	LOCAL INSIGHT 7 4/21/2015, 6.250%, due 04/21/15	1,317,002
	500,000	S	Local Insight Regatta Holdings, Inc., 11.000%, due 12/01/17	252,500
	1,000,000		Newsday LLC, 9.750%, due 08/01/13	1,046,250
	5,975,000	@@, S	Quebecor Media, Inc., 7.750%, due 03/15/16	5,945,125
	1,925,650	I	Tribune Co., 5.250%, due 06/04/14	931,533
	1,175,000	@@, #, S	Unity Media GmbH, 10.375%, due 02/15/15	1,239,625
EUR	200,000	@@	Unitymedia Hessen GmbH & Co. KG, 3.778%, due 04/15/13	281,696
EUR	871,426	@@	UPC Broadband Holding BV, 4.190%, due 12/31/16	1,181,958
EUR	628,574	@@	UPC Broadband Holding BV, 4.440%, due 12/31/17	853,487
EUR	800,000	@@	UPC Holding BV, 8.625%, due 01/15/14	1,194,100
				37,381,072
			Mining: 2.4%
	$1,500,000	S	Freeport-McMoRan Copper & Gold, Inc., 8.250%, due 04/01/15	1,597,385
	2,025,000	S	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	2,164,219
	1,850,000	@@, S	Teck Resources Ltd., 9.750%, due 05/15/14	2,044,250
	625,000	@@, S	Teck Resources Ltd., 10.250%, due 05/15/16	709,375
	5,150,000	@@, S	Teck Resources Ltd., 10.750%, due 05/15/19	6,012,625
				12,527,854
			Oil & Gas: 2.3%
	1,200,000	S	Chesapeake Energy Corp., 7.000%, due 08/15/14	1,167,000
	825,000	S	Chesapeake Energy Corp., 7.250%, due 12/15/18	783,750
	150,000	S	Chesapeake Energy Corp., 7.500%, due 06/15/14	149,063
	625,000	S	Chesapeake Energy Corp., 9.500%, due 02/15/15	660,938
	50,000	#, I	Continental Resources, Inc., 8.250%, due 10/01/19	51,625
	1,025,000	@@, S	Gaz Capital SA, 8.146%, due 04/11/18	1,087,833
	2,730,000	@@, S	OPTI Canada, Inc., 8.250%, due 12/15/14	2,129,400
	50,000	S	Plains Exploration & Production Co., 7.750%, due 06/15/15	49,875
	700,000	S	Quicksilver Resources, Inc., 11.750%, due 01/01/16	775,250
	5,000,000	&, S	SandRidge Energy, Inc., 8.625%, due 04/01/15	4,981,250
				11,835,984

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Oil & Gas Services: 0.7%
$100,000	@@, #	Compagnie Generale de Geophysique SA, 9.500%, due 05/15/16	$106,250
2,825,000	@@, S	Compagnie Generale de Geophysique-Veritas, 7.500%, due 05/15/15	2,825,000
710,000	@@, S	Compagnie Generale de Geophysique-Veritas, 7.750%, due 05/15/17	708,225
			3,639,475
		Packaging & Containers: 1.0%
1,800,000	S	Berry Plastics Corp., 5.259%, due 02/15/15	1,665,000
2,200,000	S	Berry Plastics Holding Corp., 8.875%, due 09/15/14	2,106,500
1,200,000	@@, S	Norampac, Inc., 6.750%, due 06/01/13	1,164,000
			4,935,500
		Pipelines: 5.1%
1,250,000	S	Colorado Interstate Gas Co., 5.950%, due 03/15/15	1,320,093
1,000,000	S	Colorado Interstate Gas Co., 6.850%, due 06/15/37	1,030,157
150,000	S	El Paso Corp., 8.050%, due 10/15/30	139,392
500,000	S	El Paso Natural Gas Co., 5.950%, due 04/15/17	519,036
600,000	S	Enterprise Products Operating L.P., 7.034%, due 01/15/68	525,788
6,000,000	S	Enterprise Products Operating L.P., 8.375%, due 08/01/66	5,617,074
6,725,000	@@, S	Kinder Morgan Finance Co. ULC, 5.700%, due 01/05/16	6,439,188
200,000	S	Knight, Inc., 5.150%, due 03/01/15	191,500
1,556,031	S	Roseton/Danskammer, 7.270%, due 11/08/10	1,567,701
1,575,000	S	Roseton/Danskammer, 7.670%, due 11/08/16	1,447,031
5,260,000	#, ±, S	SemGroup LP, 8.750%, due 11/15/15	368,200
4,000,000	S	Sonat, Inc., 7.000%, due 02/01/18	3,919,132
850,000	S	Williams Cos., Inc., 7.500%, due 01/15/31	870,494
350,000	S	Williams Cos., Inc., 8.125%, due 03/15/12	380,653
75,000	S	Williams Cos., Inc., 8.750%, due 03/15/32	86,234
1,875,000	S	Williams Partners LP/Williams Partners Finance Corp., 7.250%, due 02/01/17	1,845,159
			26,266,832
		Retail: 1.6%
300,000	S	Albertson’s, Inc., 6.570%, due 02/23/28	229,500
1,800,000	S	Albertson’s, Inc., 7.450%, due 08/01/29	1,557,000
1,950,000	S	Albertson’s, Inc., 7.750%, due 06/15/26	1,745,250
500,000	S	Albertson’s, Inc., 8.000%, due 05/01/31	451,250
2,350,000	S	AmeriGas Partners LP, 7.125%, due 05/20/16	2,267,750
750,000	#, S	Ferrellgas Partners LP, 6.750%, due 05/01/14	717,188
1,325,000	S	NPC International, Inc., 9.500%, due 05/01/14	1,331,625
			8,299,563
		Semiconductors: 1.7%
3,500,000	S	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	2,695,000
2,308,625	&, S	Freescale Semiconductor, Inc., 9.125%, due 12/15/14	1,604,494
4,975,000	@@, S	Sensata Technologies BV, 8.000%, due 05/01/14	4,664,063
			8,963,557
		Software: 1.1%
108,489		First Data Corp., 3.030%, due 09/24/14	93,601
1,871,360		First Data Corp., 3.040%, due 09/24/14	1,614,548
4,275,000	S	First Data Corporation, 9.875%, due 09/24/15	3,970,406
			5,678,555
		Telecommunications: 12.0%
3,400,000	@@, #	Axtel SAB de CV, 9.000%, due 09/22/19	3,468,000
950,000	S	Citizens Communications Co., 7.125%, due 03/15/19	900,125
1,200,000	S	Cricket Communications, Inc., 9.375%, due 11/01/14	1,224,000
500,000	S	Frontier Communications Co., 7.450%, due 07/01/35	402,500
1,950,000	S	Frontier Communications Co., 7.875%, due 01/15/27	1,789,125
2,210,000	S	Frontier Communications Co., 9.000%, due 08/15/31	2,176,850
1,225,000	S	Frontier Communications Corp., 7.000%, due 11/01/25	1,050,438
1,140,512	I	Hawaiian Telcom Communications, Inc., 4.750%, due 06/01/14	712,820
600,000	±, S, I	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13	9,000
145,000	S	Intelsat Corp., 9.250%, due 06/15/16	150,075
1,750,000	@@, S	Intelsat Jackson Holdings Ltd., 9.500%, due 06/15/16	1,846,250
50,000	@@	Intelsat Subsidiary Holding Co. Ltd, 8.875%, due 01/15/15	51,125
1,400,000	S	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	1,438,500
2,750,000	@@, #, S	Nordic Telephone Co. APS, 8.875%, due 05/01/16	2,860,000
1,100,000	S	Northwestern Bell Telephone, 7.750%, due 05/01/30	882,750
850,000	@@, S	NTL Cable PLC, 9.500%, due 08/15/16	898,875
705,000	S	Qwest Capital Funding, Inc., 7.900%, due 08/15/10	717,338
6,253,000	S	Qwest Communications International, Inc., 7.500%, due 02/15/14	6,206,103
150,000	#, I	Qwest Communications International, Inc., 8.000%, due 10/01/15	150,563
2,500,000	S	Qwest Corp., 7.500%, due 06/15/23	2,287,500
1,300,000	S	Qwest Corp., 8.875%, due 03/15/12	1,374,750
3,065,000	S	Sprint Capital Corp., 6.900%, due 05/01/19	2,758,500
11,425,000	S	Sprint Capital Corp., 8.750%, due 03/15/32	10,853,737
350,000		Sprint Nextel Corp., 8.375%, due 08/15/17	350,000
3,025,000	@@, S	Telesat Canada / Telesat LLC, 11.000%, due 11/01/15	3,236,750
600,000	@@, S	Telesat Canada / Telesat LLC, 12.500%, due 11/01/17	642,000
1,900,000	S	West Corp., 9.500%, due 10/15/14	1,871,500
1,200,000	@@, #, S	Wind Acquisition Finance SA, 10.750%, due 12/01/15	1,326,000
3,450,000	@@, #, S	Wind Acquisition Finance SA, 11.750%, due 07/15/17	3,907,125
400,000	#, I	Windstream Corp., 7.875%, due 11/01/17	400,000
5,565,000	S	Windstream Corp., 8.625%, due 08/01/16	5,718,038
			61,660,337
		Transportation: 0.2%
1,200,000	@@, S	Kansas City Southern de Mexico SA de CV, 9.375%, due 05/01/12	1,224,000
			1,224,000
		Total Corporate Bonds/Notes
		(Cost $439,092,106)	463,977,956

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.4%
		Federal Home Loan Mortgage Corporation##: 0.4%
$1,900,000		0.000%, due 03/15/10	$1,898,433
		Total U.S. Government Agency Obligations
		(Cost $1,898,433)	1,898,433
U.S. TREASURY OBLIGATIONS: 0.2%
		U.S. Treasury Notes: 0.2%
1,084,000		1.000%, due 08/31/11	1,086,245
		Total U.S. Treasury Obligations
		(Cost $1,084,879)	1,086,245
ASSET-BACKED SECURITIES: 0.6%
		Home Equity Asset-Backed Securities: 0.0%
300,000	S	MASTR Asset-Backed Securities Trust, 0.456%, due 11/25/36	101,509
			101,509
		Other Asset-Backed Securities: 0.6%
35,565	S	GSAMP Trust, 0.316%, due 12/25/36	21,450
60,170	S	Lehman XS Trust, 0.466%, due 04/25/46	29,356
2,200,000	S	Merrill Lynch First Franklin Mortgage Loan, 0.366%, due 07/25/37	823,512
987,495	#, S	Structured Asset Securities Corp., 0.396%, due 05/25/37	739,825
2,128,815	S	Structured Asset Securities Corp., 0.546%, due 06/25/35	1,144,017
			2,758,160
		Total Asset-Backed Securities
		(Cost $3,741,295)	2,859,669
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.0%
174,044	S	American Airlines Pass-Through Trust 2001-02, 6.978%, due 04/01/11	172,304
103,355	S	American Home Mortgage Assets, 0.436%, due 05/25/46	49,664
57,413	S	American Home Mortgage Assets, 0.436%, due 09/25/46	26,932
138,678	S	American Home Mortgage Assets, 0.456%, due 10/25/46	62,726
1,865,164	S	American Home Mortgage Assets, 1.821%, due 11/25/46	836,005
1,059,713	S	American Home Mortgage Assets, 6.250%, due 06/25/37	550,648
44,287	S	American Home Mortgage Investment Trust, 5.660%, due 09/25/45	28,001
158,333	S	Banc of America Alternative Loan Trust, 0.646%, due 05/25/35	101,527
854,587	S	Banc of America Funding Corp., 5.524%, due 03/20/36	591,651
80,040	S	Bear Stearns Adjustable Rate Mortgage Trust, 5.440%, due 05/25/47	52,598
65,867	S	Chase Mortgage Finance Corp., 5.427%, due 03/25/37	46,098
164,652	S	Citigroup Mortgage Loan Trust, Inc., 5.985%, due 09/25/37	103,817
82,607	S	Countrywide Alternative Loan Trust, 0.436%, due 09/25/46	41,160
221,262	S	Countrywide Alternative Loan Trust, 0.441%, due 12/20/46	108,723
65,250	S	Countrywide Alternative Loan Trust, 0.456%, due 07/20/46	27,471
26,507	S	Countrywide Alternative Loan Trust, 0.506%, due 06/25/35	14,236
51,496	S	Countrywide Alternative Loan Trust, 0.576%, due 11/20/35	27,845
3,013,921	S	Countrywide Alternative Loan Trust, 0.616%, due 02/25/37	1,123,576
39,628	S	Countrywide Alternative Loan Trust, 1.901%, due 12/25/35	21,669
567,794	S	Countrywide Alternative Loan Trust, 5.869%, due 11/25/35	332,703
73,341	S	Countrywide Alternative Loan Trust, 5.883%, due 02/25/37	46,457
281,501	S	Countrywide Alternative Loan Trust, 6.000%, due 11/25/36	170,759
329,406	S	Countrywide Alternative Loan Trust, 6.000%, due 01/25/37	216,259
83,561	S	Countrywide Alternative Loan Trust, 6.500%, due 11/25/37	61,090
800,142	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.586%, due 03/25/36	152,479
627,963	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.364%, due 10/20/35	450,730
3,342,823		First Horizon Alternative Mortgage Securities, 0.000%, due 09/25/35	2,319,084
500,000	S	Greenpoint Mortgage Funding Trust, 0.566%, due 09/25/46	20,780
2,750,000	S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	2,443,727
3,500,000	S	GS Mortgage Securities Corp. II, 5.560%, due 11/10/39	3,084,633
65,342	S	GSR Mortgage Loan Trust, 5.167%, due 01/25/36	48,013
67,701	S	Harborview Mortgage Loan Trust, 0.426%, due 07/19/46	31,822
932,881	S	Harborview Mortgage Loan Trust, 0.486%, due 03/19/36	438,852
362,417	S	Harborview Mortgage Loan Trust, 1.751%, due 12/19/36	138,505
582,346	S	Harborview Mortgage Loan Trust, 5.750%, due 08/19/36	336,847
61,043	S	Indymac Index Mortgage Loan Trust, 0.436%, due 09/25/46	27,636
55,849	S	Indymac Index Mortgage Loan Trust, 0.446%, due 06/25/47	26,498
1,749,089	S	Indymac Index Mortgage Loan Trust, 5.520%, due 11/25/35	1,191,332
308,455	S	JPMorgan Alternative Loan Trust, 5.550%, due 10/25/36	273,903
1,250,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.794%, due 02/12/51	1,092,616
565,027	S	JPMorgan Mortgage Trust, 4.872%, due 04/25/35	527,636
150,000	S	LB-UBS Commercial Mortgage Trust, 5.372%, due 09/15/39	136,940
76,581	S	Luminent Mortgage Trust, 0.416%, due 12/25/36	37,419
41,805	S	MASTR Adjustable Rate Mortgages Trust, 0.456%, due 04/25/46	20,117
72,212	S	Merrill Lynch Mortgage-Backed Securities, 5.792%, due 04/25/37	44,968
1,200,000	S	Morgan Stanley Capital I, 5.332%, due 12/15/43	1,077,112
14,982	S	Morgan Stanley Mortgage Loan Trust, 0.556%, due 01/25/35	8,952
1,500,000	#	RBSCF Trust, 6.068%, due 09/17/39	1,239,141
709,662	S	Residential Accredit Loans, Inc., 0.406%, due 01/25/37	323,616

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,205,777	S	Residential Accredit Loans, Inc., 0.576%, due 03/25/37	$484,415
2,020,593	S	Residential Accredit Loans, Inc., 6.500%, due 07/25/37	1,172,041
1,567,088		Structured Adjustable Rate Mortgage Loan Trust, 5.230%, due 09/25/35	1,148,610
510,379	S	Structured Adjustable Rate Mortgage Loan Trust, 5.950%, due 02/25/36	316,993
593,578	S	Structured Asset Mortgage Investments, Inc., 0.426%, due 09/25/47	296,520
73,617	S	Structured Asset Mortgage Investments, Inc., 0.436%, due 07/25/46	34,958
61,282	S	Structured Asset Mortgage Investments, Inc., 0.466%, due 05/25/46	30,605
4,600,000	S	Structured Asset Mortgage Investments, Inc., 0.466%, due 09/25/47	1,314,254
964,907	S	Suntrust Alternative Loan Trust, 0.596%, due 04/25/36	309,218
69,755	S	Washington Mutual Mortgage Pass-through Certificates, 1.601%, due 02/25/47	33,638
74,255	S	Washington Mutual Mortgage Pass-through Certificates, 1.601%, due 03/25/47	38,547
74,822	S	Washington Mutual Mortgage Pass-through Certificates, 1.661%, due 04/25/47	39,468
67,643	S	Washington Mutual Mortgage Pass-through Certificates, 1.721%, due 12/25/46	29,980
75,958	S	Washington Mutual Mortgage Pass-through Certificates, 5.392%, due 02/25/37	48,939
76,996	S	Washington Mutual Mortgage Pass-through Certificates, 5.564%, due 12/25/36	49,594
79,096	S	Washington Mutual Mortgage Pass-through Certificates, 5.635%, due 05/25/37	52,494
73,054	S	Washington Mutual Mortgage Pass-through Certificates, 5.678%, due 02/25/37	46,729
70,782	S	Washington Mutual Mortgage Pass-through Certificates, 5.834%, due 02/25/37	47,802
58,615	S	Washington Mutual Mortgage Pass-through Certificates, 5.922%, due 09/25/36	43,831
70,058	S	Wells Fargo Mortgage-Backed Securities Trust, 5.592%, due 07/25/36	52,458
		Total Collateralized Mortgage Obligations
		(Cost $26,959,370)	25,898,371
MUNICIPAL BONDS: 0.1%
		California: 0.1%
600,000	S	Palomar Community College District, 4.750%, due 05/01/32	621,624
			621,624
		Puerto Rico: 0.0%
1,600,000	S, Z	Puerto Rico Sales Tax Financing Corp., 27.390%, due 08/01/54	118,880
			118,880
		Total Municipal Bonds
		(Cost $776,314)	740,504
OTHER BONDS: 0.4%
		Foreign Government Bonds: 0.4%
3,700,000		Federative Republic of Brazil, 12.500%, due 01/05/22	2,307,801
		Total Other Bonds
		(Cost $2,174,939)	2,307,801

Shares			Value
COMMON STOCK: 0.0%
		Holding Companies - Diversified: 0.0%
26	@, S	Spectrum Brands, Inc.	$598
		Total Common Stock
		(Cost $375)	598
PREFERRED STOCK: 2.8%
		Banks: 2.6%
15,150	S	Wells Fargo & Co.	13,528,950
			13,528,950
		Insurance: 0.2%
900	#, P, S	ABN AMRO North America Capital Funding Trust I	481,781
16,200	S	American International Group, Inc.	187,110
			668,891
		Total Preferred Stock
		(Cost $12,030,070)	14,197,841
		Total Long-Term Investments
		(Cost $491,353,356)	516,598,231

Principal Amount			Value
SHORT-TERM INVESTMENTS: 1.7%
		Commercial Paper: 0.3%
$1,000,000		BNP Paribas, 0.000%, due 10/01/09	$999,997
550,135	I	Tribune Co., 5.000%, due 05/30/09	271,400
		Total Commercial Paper
		(Cost $1,271,397)	1,271,397

		U.S. Government Agency Obligations: 0.7%
1,500,000	Z	Fannie Mae, 0.120%, due 03/10/10	1,499,166
1,000,000	Z	Fannie Mae, 0.120%, due 03/24/10	999,058
1,200,000	Z	Freddie Mac, 0.120%, due 03/01/10	1,199,369
		Total U.S. Government Agency Obligations
		(Cost $3,697,593)	3,697,593

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 0.7%
$2,749,001		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$2,749,001
1,169,840		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		935,872
		Total Securities Lending Collateral
		(Cost $3,918,840)		3,684,873
		Total Short-Term Investments
		(Cost $8,887,830)		8,653,863
		Total Investments in Securities
		(Cost $500,241,186)*	102.0%	$525,252,094
		Other Assets and Liabilities - Net	(2.0)	(10,127,548)
		Net Assets	100.0%	$515,124,546

	@	Non-income producing security
	@@	Foreign Issuer
	&	Payment-in-kind
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	&	Structured Product
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	±	Defaulted security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	EUR	EU Euro
	GBP	British Pound
		At September 30, 2009, the Portfolio delivered $1,950,000 in derivatives collateral to various counterparties
	*	Cost for federal income tax purposes is $504,291,614.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$55,727,432
		Gross Unrealized Depreciation		(34,766,952)
		Net Unrealized Appreciation		$20,960,480

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$598	$—	$—	$598
Preferred Stock	—	14,197,841	—	14,197,841
Convertible Bonds	—	3,630,813	—	3,630,813
Corporate Bonds/Notes	—	463,266,433	711,523	463,977,956
U.S. Government Agency Obligations	—	1,898,433	—	1,898,433
U.S. Treasury Obligations	—	1,086,245	—	1,086,245
Asset-Backed Securities	—	2,859,669	—	2,859,669
Collateralized Mortgage Obligations	—	25,796,844	101,527	25,898,371
Municipal Bonds	—	740,504	—	740,504
Other Bonds	—	2,307,801	—	2,307,801
Short-Term Investments	2,749,001	5,904,862	—	8,653,863
Total Investments, at value	$2,749,599	$521,689,445	$813,050	$525,252,094
Other Financial Instruments+:
Forward foreign currency contracts	—	484,391	—	484,391
Swaps	—	4,217,393	—	4,217,393
Total Assets	$2,749,599	$526,391,229	$813,050	$529,953,878

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(330,092)	$—	$(330,092)
Swaps	—	(5,179,233)	—	(5,179,233)
Written options	—	(157,389)	—	(157,389)
Total Liabilities	$—	$(5,666,714)	$—	$(5,666,714)

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2009:

	Beginning Balance					Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	at 12/31/2009	Purchases	Issuances	Settlements	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 09/30/2009
Asset Table
Investments, at value
Corporate Bonds/Notes	1,757,853	—	—	—	(342,032)	—	(422,994)	399,475	—	(680,779)	711,523
Collateralized Mortgage Obligations	—	87,270	—	—	(12,418)	1,380	6,046	19,249	—	—	101,527
Total Investments, at value	$1,757,853	$87,270	$—	$—	$(354,450)	$1,380	$(416,948)	$418,724	$—	$(680,779)	$813,050
Other Financial Instruments+:
Swaps	$(2,082,936)	$—	$—	$—	$3,120,941	$—	$(3,120,941)	$2,239,987	$—	$—	$157,051
Total Assets	$(325,083)	$87,270	$—	$—	$2,766,491	$1,380	$(3,537,889)	$2,658,711	$—	$(680,779)	$970,101

Liabilities Table
Other Financial Instruments+:
Swaps	$(319,674)	$—	$—	$—	$121,244	$—	$(121,244)	$198,566	$—	$—	$(121,108)
Total Liabilities	$(319,674)	$—	$—	$—	$121,244	$—	$(121,244)	$198,566	$—	$—	$(121,108)

As of September 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $789,870.

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2009 (Unaudited) (continued)

At September 30, 2009 the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Chinese Yuan
CNY 7,210,685	BUY	3/29/10	1,069,200	1,055,614	$(13,586)
Chinese Yuan
CNY 16,947,882	BUY	3/29/10	2,505,230	2,481,098	(24,132)
					$(37,718)

EU Euro
EUR 6,700,000	SELL	10/8/09	9,514,020	9,804,457	$(290,437)
British Pound
GBP 6,913,000	SELL	10/28/09	11,530,981	11,046,590	484,391
British Pound
GBP 335,000	SELL	10/28/09	534,425	535,311	(886)
Japanese Yen
JPY 3,155,000	SELL	10/20/09	34,101	35,152	(1,051)
					$192,017

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Credit Default Swap Agreements Outstanding on September 30, 2009:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.NA.HY.12 Index	Buy	(5.000)	06/20/14	USD	2,444,000	$149,676	$285,421	$(135,745)
Credit Suisse International	CDX.NA.HY.12 Index	Buy	(5.000)	06/20/14	USD	4,324,000	264,811	505,591	(240,780)
Deutsche Bank AG	CDX.NA.HY.12 Index	Buy	(5.000)	06/20/14	USD	3,948,000	241,784	462,977	(221,193)
Goldman Sachs International	CDX.NA.HY.12 Index	Buy	(5.000)	06/20/14	USD	1,880,000	115,135	227,514	(112,379)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.12 Index	Buy	(5.000)	06/20/14	USD	7,144,000	437,513	847,638	(410,124)
The Royal Bank of Scotland PLC	CDX.NA.HY.12 Index	Buy	(5.000)	06/20/14	USD	2,068,000	126,649	223,205	(96,556)
UBS AG	CDX.NA.HY.12 Index	Buy	(5.000)	06/20/14	USD	14,570,000	892,297	1,636,048	(743,752)
Goldman Sachs International	CDX.NA.IG.12 Index	Buy	(1.000)	06/20/14	USD	7,200,000	30,949	74,555	(43,606)
							$2,258,813	$4,262,948	$(2,004,136)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	ABX.HE.AAA.07-1	Sell	0.090	08/25/37	USD	2,000,000	$(1,381,667)	$(1,400,000)	$18,333
Merrill Lynch International	CDX.NA.HY.9 Index (25-35% Tranche)	Sell	4.530	12/20/10	USD	7,600,000	117,338	—	117,338
Merrill Lynch International	CDX.NA.HY.9 Index (35-100% Tranche)	Sell	1.550	12/20/10	USD	866,439	13,675	—	13,675
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.760	12/20/12	USD	1,555,655	26,038	—	26,038
							$(1,224,616)	$(1,400,000)	$175,384

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/09 (%) (3)	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	AES Corp. 7.750%, 03/01/14	Sell	5.000	03/20/14	6.24	USD	2,000,000	$44,976	$(188,750)	$233,726
Goldman Sachs International	American International Group 6.250%, 05/01/36	Sell	5.000	09/20/11	8.20	USD	2,700,000	(152,775)	(621,000)	468,225
Goldman Sachs International	American International Group 6.250%, 05/01/36	Sell	5.000	09/20/14	7.81	USD	200,000	(20,736)	(28,000)	7,264
UBS AG	American International Group 6.250%, 05/01/36	Sell	5.000	09/20/14	7.81	USD	300,000	(31,103)	(42,000)	10,897
Citibank N.A., New York	Aramark Services 8.500%, 02/01/15	Sell	5.000	03/20/14	6.66	USD	100,000	(3,325)	(2,718)	(607)
Deutsche Bank AG	Berkshire Hathaway Inc. 4.625%, 10/15/13	Sell	1.000	09/20/14	1.42	USD	700,000	(13,484)	(41,104)	27,620
Goldman Sachs International	Berkshire Hathaway Inc. 4.625%, 10/15/13	Sell	1.000	06/20/14	2.31	USD	1,900,000	(33,897)	(107,101)	73,204
Goldman Sachs International	Berkshire Hathaway Inc. 4.625%, 10/15/13	Sell	1.000	06/20/14	2.31	USD	700,000	(12,488)	(36,491)	24,003
Goldman Sachs International	Berkshire Hathaway Inc. 4.625%, 10/15/13	Sell	1.000	09/20/14	1.42	USD	4,800,000	(92,461)	(250,980)	158,519
Deutsche Bank AG	Cemex S.A.B de C.V. 9.625%, 10/01/09	Sell	7.750	09/20/10	6.11	USD	600,000	9,054	—	9,054
Goldman Sachs International	Cemex S.A.B de C.V. 9.625%, 10/01/09	Sell	7.050	09/20/10	6.11	USD	400,000	3,461	—	3,461
Goldman Sachs International	Cemex S.A.B de C.V. 9.625%, 10/01/09	Sell	7.000	09/20/10	6.11	USD	1,000,000	8,192	—	8,192
Credit Suisse International	Chesapeake Energy Corp. 6.875%, 01/15/16	Sell	5.000	09/20/14	5.62	USD	300,000	(7,445)	(24,750)	17,305
Goldman Sachs International	Chesapeake Energy Corp. 6.875%, 01/15/16	Sell	5.000	09/20/14	5.62	USD	1,850,000	(45,912)	(37,000)	(8,912)
Citibank N.A., New York	Community Health Systems 8.875%, 07/15/15	Sell	5.000	09/20/14	6.05	USD	100,000	(4,123)	(9,000)	4,877
Goldman Sachs International	Community Health Systems 8.875%, 07/15/15	Sell	5.000	03/20/14	6.68	USD	2,300,000	(79,047)	(209,875)	130,828
Citibank N.A., New York	Dynegy Holdings Inc. 8.375%, 05/01/16	Sell	5.000	03/20/14	12.14	USD	150,000	(16,358)	(27,000)	10,642
Citibank N.A., New York	Dynegy Holdings Inc. 8.375%, 05/01/16	Sell	5.000	09/20/14	8.53	USD	300,000	(37,990)	(42,000)	4,010
Credit Suisse International	El Paso Corp. 6.875%, 06/15/14	Sell	5.000	12/20/14	6.06	USD	2,500,000	(106,961)	(75,000)	(31,961)
Goldman Sachs International	El Paso Corp. 6.875%, 06/15/14	Sell	5.000	09/20/14	6.01	USD	3,400,000	(133,703)	(323,000)	189,297
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	Sell	0.830	09/20/10	0.65	USD	2,100,000	3,775	—	3,775
Barclays Bank PLC	General Electric Capital Corp. 5.625%, 09/15/17	Sell	5.000	06/20/14	4.18	USD	1,200,000	154,633	41,572	113,061
Deutsche Bank AG	General Electric Capital Corp. 5.625%, 09/15/17	Sell	5.000	06/20/14	4.18	USD	3,300,000	425,241	99,133	326,108
Deutsche Bank AG	General Electric Capital Corp. 5.625%, 09/15/17	Sell	5.000	06/20/14	4.18	USD	3,300,000	425,241	105,946	319,296
Deutsche Bank AG	General Electric Capital Corp. 5.625%, 09/15/17	Sell	5.000	06/20/14	4.18	USD	1,900,000	244,836	78,344	166,492
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	5.000	03/20/12	10.54	USD	340,000	(10,944)	(52,700)	41,756
Merrill Lynch International	GMAC LLC 6.875%, 08/28/12	Sell	5.000	03/20/12	10.54	USD	1,400,000	(45,062)	(203,000)	157,938
Citibank N.A., New York	Goodyear Tire and Rubber 9.000%, 07/01/15	Sell	3.650	06/20/13	5.50	USD	500,000	(388)	—	(388)
Goldman Sachs International	NRG Energy Inc. 7.250%, 02/01/14	Sell	4.200	09/20/13	4.27	USD	225,000	(4,447)	—	(4,447)
Deutsche Bank AG	Prudential Financial 4.500%, 07/15/13	Sell	5.000	09/20/14	2.17	USD	600,000	74,978	(9,577)	84,555
Goldman Sachs International	Prudential Financial 4.500%, 07/15/13	Sell	5.000	09/20/14	2.17	USD	2,200,000	274,921	(8,811)	283,732
Deutsche Bank AG	Republic of Indonesia 6.750%, 03/10/14	Sell	1.950	09/20/14	1.83	USD	1,000,000	5,385	—	5,385
Morgan Stanley Capital Services Inc.	Republic of Indonesia 6.750%, 03/10/14	Sell	1.980	09/20/14	1.83	USD	1,000,000	6,749	—	6,749
The Royal Bank of Scotland PLC	Republic of Indonesia 6.750%, 03/10/14	Sell	1.580	09/20/10	1.27	USD	1,000,000	2,999	—	2,999
Morgan Stanley Capital Services Inc.	RRI Energy Inc. 6.750%, 12/14/12	Sell	5.000	12/20/14	7.93	USD	300,000	(33,158)	(30,000)	(3,158)
Goldman Sachs International	RRI Energy Inc. 7.625%, 06/15/14	Sell	5.000	09/20/14	9.78	USD	3,300,000	(355,090)	(610,500)	255,410
Barclays Bank PLC	SLM Corp. 5.125%, 08/27/12	Sell	5.000	09/20/11	8.46	USD	2,550,000	(174,307)	(184,875)	10,568
Barclays Bank PLC	SLM Corp. 5.125%, 08/27/12	Sell	5.000	12/20/13	8.25	USD	1,100,000	(127,994)	(121,000)	(6,994)
Barclays Bank PLC	SLM Corp. 5.125%, 08/27/12	Sell	5.000	09/20/14	7.85	USD	2,900,000	(357,111)	(355,250)	(1,861)
Deutsche Bank AG	SLM Corp. 5.125%, 08/27/12	Sell	5.000	06/20/10	8.72	USD	900,000	(30,694)	(51,750)	21,056
Deutsche Bank AG	SLM Corp. 5.125%, 08/27/12	Sell	5.000	09/20/10	9.86	USD	100,000	(4,422)	(8,000)	3,578
Deutsche Bank AG	SLM Corp. 5.125%, 08/27/12	Sell	5.000	06/20/13	8.02	USD	550,000	(57,382)	(70,125)	12,743
Goldman Sachs International	SLM Corp. 5.125%, 08/27/12	Sell	5.000	06/20/10	8.72	USD	900,000	(30,694)	(54,000)	23,306
Goldman Sachs International	SLM Corp. 5.125%, 08/27/12	Sell	7.600	03/20/12	8.61	USD	250,000	(7,120)	—	(7,120)
UBS AG	SLM Corp. 5.125%, 08/27/12	Sell	5.000	03/20/10	9.95	USD	100,000	(2,263)	(4,000)	1,737
Citibank N.A., New York	Sungard Data Systems Inc. 9.125%, 08/15/13	Sell	5.000	03/20/14	7.89	USD	800,000	(44,148)	(52,216)	8,068
Barclays Bank PLC	United Mexican States 7.500%, 04/08/33	Sell	1.070	09/20/10	0.98	USD	2,100,000	1,833	—	1,833
Deutsche Bank AG	United Mexican States 7.500%, 04/08/33	Sell	1.550	09/20/10	0.98	USD	2,000,000	11,118	—	11,118
								$(379,641)	$(3,556,578)	$3,176,937

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2009 (Unaudited) (continued)

(1)           If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)           Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)           The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)           The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2009:

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 10.680% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC, London	01/02/12	BRL	36,100,000	$(457,092)
Receive a fixed rate equal to 10.150% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Capital Markets, L.P.	01/02/12	BRL	4,900,000	(85,640)
Receive a fixed rate equal to 14.765% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services Inc.	01/02/12	BRL	2,800,000	104,136
Receive a fixed rate equal to 10.115% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/12	BRL	52,000,000	(1,177,800)
				$(1,616,396)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Written Options Open on September 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/ Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premium Received	Value
Call Swaption OTC	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	3.000%	11/23/09	USD	(11,000,000)	$69,821	$(33,084)
Put Swaption OTC	Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	11/23/09	USD	(3,000,000)	33,150	(3,987)
Put Swaption OTC	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/15/10	USD	(4,000,000)	39,270	(12,499)
Put Swaption OTC	BNP Paribas	3-month USD-LIBOR	Pay	5.000%	06/15/10	USD	(3,000,000)	29,975	(9,374)
Put Swaption OTC	Citibank N.A., New York	3-month USD-LIBOR	Pay	3.420%	11/23/09	USD	(3,000,000)	32,100	(4,723)
Put Swaption OTC	Credit Suisse International	3-month USD-LIBOR	Pay	5.800%	06/28/10	USD	(2,000,000)	11,300	(2,733)
Put Swaption OTC	Deutsche Bank AG, New York	3-month USD-LIBOR	Pay	4.000%	11/23/09	USD	(3,000,000)	26,967	(3,988)
Put Swaption OTC	Deutsche Bank AG, New York	3-month USD-LIBOR	Pay	4.350%	11/23/09	USD	(34,400,000)	220,160	(63,933)
Put Swaption OTC	Deutsche Bank AG, New York	3-month USD-LIBOR	Pay	5.500%	08/31/10	USD	(1,000,000)	10,774	(3,401)
Put Swaption OTC	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Pay	4.350%	11/23/09	USD	(700,000)	4,728	(1,301)
Put Swaption OTC	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	4.000%	11/23/09	USD	(12,000,000)	139,435	(15,950)
Put Swaption OTC	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	4.350%	11/23/09	USD	(1,300,000)	7,150	(2,416)
								$624,830	$(157,389)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Credit contracts	$654,556
Foreign echange contracts	154,299
Interest rate contracts	(1,773,785)
Total	$(964,930)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2009 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 24.9%
			Aerospace/Defense: 0.0%
$1,500,000		S	Goodrich Corp., 6.290%, due 07/01/16	$1,632,605
				1,632,605
			Agriculture: 0.1%
	2,400,000	S	Philip Morris International, Inc., 6.375%, due 05/16/38	2,771,772
	1,200,000	S	Reynolds American, Inc., 7.625%, due 06/01/16	1,285,708
				4,057,480
			Airlines: 0.0%
	132,401	S, I	United Air Lines, Inc., 9.350%, due 04/07/16	26,480
				26,480
			Auto Manufacturers: 0.3%
	1,400,000	@@, S	Daimler Finance NA, LLC, 7.750%, due 01/18/11	1,484,316
	7,840,000		DaimlerChrysler NA Holding Corp., 4.250%, due 08/03/14	7,557,760
	220,577		Ford Motor Co., 3.250%, due 11/29/13	196,668
	3,368,735		Ford Motor Co., 3.510%, due 11/29/13	3,003,587
				12,242,331
			Banks: 11.9%
	4,800,000	@@, #, S	ANZ National International Ltd., 6.200%, due 07/19/13	5,256,730
	16,500,000	S	Bank of America Corp., 2.100%, due 04/30/12	16,741,973
	23,500,000	S	Bank of America Corp., 6.500%, due 08/01/16	24,736,053
	13,600,000	S	Bank of America NA, 0.579%, due 06/15/16	11,628,938
	13,700,000	S	Bank of New York Mellon Corp., 0.872%, due 02/05/10	13,722,605
	2,900,000	@@, #, S	Barclays Bank PLC, 6.050%, due 12/04/17	2,923,122
EUR	4,100,000		Bear Stearns Cos., Inc., 0.993%, due 09/26/13	5,759,775
$11,990,000		@@, #, S	BNP Paribas, 5.186%, due 06/29/49	9,517,590
	1,600,000	S	Citibank NA, 1.875%, due 05/07/12	1,611,610
	800,000	S	Citibank NA, 1.875%, due 06/04/12	805,810
	5,000,000	S	Citigroup, Inc., 0.519%, due 05/18/11	4,878,745
	10,100,000	S	Citigroup, Inc., 0.579%, due 05/18/10	10,056,570
CHF	4,100,000		Citigroup, Inc., 1.750%, due 09/23/10	3,933,294
$1,600,000		S	Citigroup, Inc., 2.125%, due 04/30/12	1,623,658
	18,300,000	S	Citigroup, Inc., 5.500%, due 04/11/13	18,741,725
	900,000	S	Citigroup, Inc., 5.625%, due 08/27/12	910,603
	9,800,000	S	Citigroup, Inc., 6.000%, due 08/15/17	9,680,254
	4,300,000	S	Citigroup, Inc., 8.500%, due 05/22/19	4,862,165
	4,700,000	@@, #, S	Commonwealth Bank of Australia, 6.024%, due 03/29/49	3,907,773
	8,300,000	@@, S	Deutsche Bank AG/London, 6.000%, due 09/01/17	8,971,304
	24,400,000	@@, S	Export-Import Bank of Korea, 5.875%, due 01/14/15	25,782,040
	19,500,000	S	Goldman Sachs Group, Inc., 0.692%, due 08/05/11	19,317,246
	2,200,000	S	Goldman Sachs Group, Inc., 5.950%, due 01/18/18	2,286,163
	1,100,000	S	Goldman Sachs Group, Inc., 6.150%, due 04/01/18	1,159,018
	10,500,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	11,122,073
	12,000,000	S	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	12,423,876
	8,500,000	S	Goldman Sachs Group, Inc., 6.875%, due 01/15/11	9,028,454
	13,800,000	S	JPMorgan Chase & Co., 0.417%, due 12/21/11	13,688,054
	12,200,000	S	JPMorgan Chase & Co., 6.000%, due 01/15/18	13,116,037
	14,000,000	S	JPMorgan Chase & Co., 7.900%, due 04/29/49	13,483,358
	6,600,000	S	KeyBank NA, 2.598%, due 06/02/10	6,569,600
	600,000	S	Morgan Stanley, 0.500%, due 04/19/12	582,953
	29,912,000	S	Morgan Stanley, 0.534%, due 01/09/12	29,128,395
	3,540,000	S	Morgan Stanley, 0.760%, due 01/18/11	3,507,623
	7,400,000	S	Morgan Stanley, 2.550%, due 05/14/10	7,482,451
	2,000,000	S	Morgan Stanley, 5.950%, due 12/28/17	2,039,580
	1,600,000	S	Morgan Stanley, 6.250%, due 08/28/17	1,667,966
	27,900,000	@@, #, S	National Australia Bank Ltd., 0.914%, due 02/08/10	27,897,852
	4,000,000	@@, #, S	National Australia Bank Ltd., 5.350%, due 06/12/13	4,268,600
DKK	12,765,559	@@	Nykredit Realkredit A/S, 3.261%, due 04/01/38	2,431,631
DKK	38,350,753	@@	Nykredit Realkredit A/S, 3.261%, due 10/01/38	7,192,109
$2,137,000		@@, #, S	Rabobank, 11.000%, due 12/29/49	2,625,134
DKK	38,527,375	@@	Realkredit Danmark A/S, 2.730%, due 01/01/38	7,238,486
DKK	12,717,649	@@	Realkredit Danmark A/S, 2.730%, due 01/01/38	2,425,630
$1,500,000		@@, #, S	Resona Bank Ltd., 5.850%, due 09/29/49	1,299,197
	3,900,000	@@, #, S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	2,030,535
	900,000	@@, #	Royal Bank of Scotland PLC, 4.875%, due 08/25/14	914,819
	6,500,000	@@, #, S	Societe Generale, 5.922%, due 12/31/49	4,686,507
	3,300,000	S	State Street Capital Trust III, 8.250%, due 03/15/42	3,233,010
	1,300,000	@@, S	UBS AG, 5.750%, due 04/25/18	1,323,373
	4,800,000	@@, S	UBS AG, 5.875%, due 12/20/17	4,921,589
	6,000,000	S	USB Capital IX, 6.189%, due 03/29/49	4,665,000
	5,200,000	S	Wachovia Corp., 0.419%, due 03/15/11	5,166,132
	17,900,000	S	Wachovia Corp., 0.639%, due 10/15/11	17,655,576
	5,715,000	S	Wachovia Corp., 0.831%, due 10/28/15	5,141,934
	7,400,000	S	Wachovia Corp., 5.750%, due 02/01/18	7,844,814
	15,000,000	S	Wells Fargo & Co., 0.926%, due 01/29/10	15,027,180
	27,092,000	S	Wells Fargo & Company, 7.980%, due 02/28/49	24,789,180
	3,000,000	@@, #, S	Westpac Banking Corp., 0.993%, due 07/16/14	2,980,566
				488,414,038

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

	Principal Amount			Value
			Biotechnology: 0.4%
	$12,700,000	S	Amgen, Inc., 6.150%, due 06/01/18	$14,387,195
				14,387,195
			Building Materials: 0.1%
	4,100,000	@@, #, S	C8 Capital SPV Ltd., 6.640%, due 12/31/49	3,170,682
				3,170,682
			Commercial Services: 1.3%
	12,900,000	S	Duke University, 4.200%, due 04/01/14	13,576,025
	5,100,000	S	Duke University, 5.150%, due 04/01/19	5,511,203
	5,500,000	#, S	President and Fellows of Harvard College, 6.000%, due 01/15/19	6,306,179
	21,500,000	#, S	President and Fellows of Harvard College, 6.500%, due 01/15/39	26,030,115
				51,423,522
			Computers: 0.2%
	7,000,000	S	Dell, Inc., 5.650%, due 04/15/18	7,359,765
				7,359,765
			Diversified Financial Services: 5.2%
	2,900,000	S	American Express Co., 6.150%, due 08/28/17	3,050,913
	4,300,000	S	American Express Co., 7.000%, due 03/19/18	4,737,968
	12,579,000	S	American Express Credit Corp., 0.396%, due 10/04/10	12,424,203
	300,000	S	American Express Credit Corp., 0.401%, due 06/16/11	293,158
	6,500,000	S	American Express Credit Corp., 0.426%, due 12/02/10	6,409,449
	2,700,000	S	American Express Credit Corp., 5.875%, due 05/02/13	2,865,048
	11,900,000	S	American General Finance Corp., 4.875%, due 05/15/10	11,432,592
	5,000,000	S	American General Finance Corp., 6.900%, due 12/15/17	3,501,820
	200,000	S	Bear Stearns Co. Inc., 0.650%, due 08/15/11	199,127
	9,100,000	S	Bear Stearns Cos., Inc., 0.718%, due 01/31/11	9,091,064
	1,300,000	S	Bear Stearns Cos., Inc., 6.950%, due 08/10/12	1,448,086
	8,000,000	S	Bear Stearns Cos., Inc., 7.250%, due 02/01/18	9,150,904
	31,800,000	S	Citigroup Capital XXI, 8.300%, due 12/21/57	28,580,250
	1,778,000	S	Citigroup Funding, Inc., 1.518%, due 05/07/10	1,779,744
	3,200,000	S	Citigroup Funding, Inc., 2.250%, due 12/10/12	3,245,568
	900,000	S	Ford Motor Credit Co., LLC, 7.250%, due 10/25/11	874,496
	6,753,000	S	Ford Motor Credit Co., LLC, 7.375%, due 02/01/11	6,719,850
	3,000,000	S	Ford Motor Credit Co., LLC, 7.875%, due 06/15/10	3,013,650
	1,700,000	S	Ford Motor Credit Co., LLC, 8.000%, due 12/15/16	1,579,292
	3,700,000	S	General Electric Capital Corp., 0.933%, due 02/01/11	3,685,481
	6,400,000	S	General Electric Capital Corp., 2.000%, due 09/28/12	6,440,307
	23,500,000	S	General Electric Capital Corp., 2.625%, due 12/28/12	24,095,561
	2,000,000	S	General Electric Capital Corp., 3.000%, due 12/09/11	2,071,014
EUR	9,700,000		General Electric Capital Corp., 5.500%, due 09/15/67	11,284,682
	$2,900,000	S	General Electric Capital Corp., 5.875%, due 01/14/38	2,668,264
	4,600,000	S	General Electric Capital Corp., 6.875%, due 01/10/39	4,833,271
	7,200,000	S	International Lease Finance Corp., 4.375%, due 11/01/09	7,158,566
JPY	800,000,000	I, X	Lehman Brothers Holdings, Inc., 0.940%, due 12/19/08	891,807
	$2,800,000	±, S	Lehman Brothers Holdings, Inc., 2.520%, due 11/24/08	483,000
	1,400,000	±, S	Lehman Brothers Holdings, Inc., 2.881%, due 10/22/08	241,500
	10,600,000	±, S	Lehman Brothers Holdings, Inc., 5.625%, due 01/24/13	1,921,250
	5,503,000	±, S	Lehman Brothers Holdings, Inc., 6.875%, due 05/02/18	1,004,298
	6,800,000	S	Merrill Lynch & Co., Inc., 0.683%, due 11/01/11	6,595,068
	6,800,000	S	Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	7,256,885
	8,800,000	S	Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	9,269,911
	5,800,000	@@, #, S	Santander Perpetual SA Unipersonal, 6.671%, due 10/24/17	5,108,559
	1,000,000		SLM Corp., 0.664%, due 07/26/10	950,169
	1,700,000	@@, #, S	TransCapitalInvest Ltd for OJSC AK Transneft, 8.700%, due 08/07/18	1,858,447
	4,525,000	S	UBS Preferred Funding Trust V, 6.243%, due 05/29/49	3,448,050
	1,300,000	#, S, &	Williams Cos., Inc., 6.375%, due 10/01/10	1,334,925
	350,000	#, S	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	284,869
				213,283,066
			Electric: 0.3%
	3,700,000	@@, #, S	Electricite de France, 5.500%, due 01/26/14	4,063,995
	3,700,000	@@, #, S	Electricite de France, 6.500%, due 01/26/19	4,247,082
	3,700,000	@@, #, S	Electricite de France, 6.950%, due 01/26/39	4,600,254
	300,000	S	Ohio Power Co., 0.464%, due 04/05/10	299,606
				13,210,937
			Food: 0.1%
	2,500,000	S	Kraft Foods, Inc., 6.125%, due 02/01/18	2,653,528
	1,100,000	S	Kraft Foods, Inc., 6.875%, due 02/01/38	1,214,937
				3,868,465
			Healthcare - Services: 0.1%
	2,800,000	S	UnitedHealth Group, Inc., 4.875%, due 02/15/13	2,912,490
				2,912,490
			Home Builders: 0.1%
	5,000,000	S	Lennar Corp., 5.950%, due 10/17/11	5,025,000
				5,025,000
			Insurance: 1.0%
	11,100,000	S	Allstate Corp., 6.125%, due 05/15/37	9,102,000
	10,000,000	@@	American International Group, Inc., 0.654%, due 07/26/10	9,444,040
EUR	1,700,000		American International Group, Inc., 4.875%, due 03/15/67	1,131,907
	$11,400,000	S	American International Group, Inc., 5.850%, due 01/16/18	8,266,117
	4,000,000	#, S	Pricoa Global Funding I, 0.483%, due 09/27/13	3,689,960
	4,900,000	#, S	Pricoa Global Funding I, 0.591%, due 01/30/12	4,640,080
	3,300,000	S	Principal Life Income Funding Trusts, 5.300%, due 04/24/13	3,388,146
	700,000	S	Principal Life Income Funding Trusts, 5.550%, due 04/27/15	705,649
				40,367,899

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Media: 0.0%
$2,000,000	S	Echostar DBS Corp., 6.375%, due 10/01/11	$2,045,000
			2,045,000
		Mining: 0.1%
4,200,000	@@, #, S	Corp Nacional del Cobre de Chile - CODELCO, 7.500%, due 01/15/19	5,090,123
			5,090,123
		Mortgage: 0.1%
5,000,000	S	iStar Financial, Inc., 5.800%, due 03/15/11	3,600,000
			3,600,000
		Oil & Gas: 1.4%
500,000	@@, S	Conoco Funding Co., 6.350%, due 10/15/11	548,163
13,500,000	@@	Gaz Capital SA, 8.625%, due 04/28/34	14,844,600
21,100,000	@@, S	Petrobras International Finance Co., 7.875%, due 03/15/19	24,449,625
14,900,000	@@	Petroleos Mexicanos, 8.000%, due 05/03/19	17,090,300
			56,932,688
		Packaging & Containers: 0.1%
2,200,000	#, S	Sealed Air Corp., 5.625%, due 07/15/13	2,229,889
			2,229,889
		Pharmaceuticals: 0.3%
10,600,000	S	Novartis Capital Corp., 4.125%, due 02/10/14	11,204,200
			11,204,200
		Pipelines: 0.4%
625,000	S	El Paso Corp., 7.800%, due 08/01/31	576,324
11,300,000	S	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	11,840,603
1,800,000	@@, S	Trans-Canada Pipelines, 7.625%, due 01/15/39	2,304,601
			14,721,528
		Retail: 0.1%
4,500,000	S	Target Corp., 5.125%, due 01/15/13	4,850,456
			4,850,456
		Software: 0.3%
12,400,000	S	Oracle Corp., 5.750%, due 04/15/18	13,686,078
			13,686,078
		Telecommunications: 0.8%
450,000	S	AT&T Corp., 7.300%, due 11/15/11	498,702
3,300,000	S	AT&T, Inc., 4.950%, due 01/15/13	3,521,126
1,800,000	S	AT&T, Inc., 5.500%, due 02/01/18	1,881,209
2,300,000	S	AT&T, Inc., 6.300%, due 01/15/38	2,417,709
200,000	S	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	201,000
950,000	S	Qwest Corp., 8.875%, due 03/15/12	1,004,625
2,500,000	S	Verizon Communications, Inc., 5.250%, due 04/15/13	2,709,180
20,700,000	#, S	Verizon Wireless Capital LLC, 5.250%, due 02/01/12	22,116,170
			34,349,721
		Transportation: 0.2%
5,800,000	S	Union Pacific Corp., 5.700%, due 08/15/18	6,267,225
			6,267,225
		Total Corporate Bonds/Notes
		(Cost $986,172,981)	1,016,358,863
U.S. GOVERNMENT AGENCY OBLIGATIONS: 47.5%
		Federal Home Loan Bank: 0.1%
3,400,000	S	3.375%, due 06/24/11	3,539,529
			3,539,529
		Federal Home Loan Mortgage Corporation##: 7.8%
71,533	S	0.593%, due 12/15/29	70,317
21,100,000	S	1.125%, due 06/01/11	21,219,574
1,253,021	S	2.251%, due 10/25/44	1,225,027
2,458,288	S	2.451%, due 07/25/44	2,415,120
166,670	S	3.500%, due 07/15/32	168,328
43,987	S	3.708%, due 06/01/24	44,926
1,352,923	S	3.977%, due 01/01/29	1,389,481
57,165	S	4.165%, due 11/01/31	58,238
17,322,621	S	4.500%, due 07/01/14-12/15/27	17,819,610
9,397,797	S	4.713%, due 06/01/35	9,740,055
13,858,222	S	5.000%, due 12/15/23-01/01/37	14,223,581
825,901	S	5.135%, due 03/01/35	867,581
2,100,000	S	5.250%, due 07/18/11	2,264,686
529,268	S	5.290%, due 09/01/35	550,933
139,200,000	W	5.500%, due 11/15/34-10/15/37	145,347,577
43,199,010	S	5.500%, due 03/15/17-02/01/38	45,342,590
30,100,000	W	6.000%, due 15/15/33	31,769,617
20,642,689	S	6.000%, due 01/01/22-08/01/38	22,038,111
825,621	S	6.500%, due 07/01/19-02/25/43	892,043
57,550	S	8.250%, due 08/15/21	62,490
			317,509,885
		Federal National Mortgage Association##: 39.5%
19,500,000	S	0.446%, due 10/27/37	18,447,187
188,978	S	0.746%, due 03/25/17	187,106
295,582	S	1.146%, due 04/25/32	295,925
1,178,255	S	2.101%, due 08/01/42-10/01/44	1,171,182
2,016,652	S	2.314%, due 08/01/35	2,009,485
1,887,405	S	2.839%, due 10/01/35	1,916,709
3,076,504	S	3.254%, due 10/01/35	3,164,663
4,907,785	S	3.355%, due 11/01/34	4,986,466
76,033	S	3.512%, due 05/01/36	75,738
7,192,710	S	4.000%, due 05/01/13-07/01/15	7,383,730

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$1,804,416	S	4.399%, due 10/01/35	$1,867,012
3,319,660	S	4.500%, due 05/01/13-04/25/17	3,393,283
594,185	S	4.613%, due 12/01/36	596,745
4,697,383	S	4.719%, due 07/01/35	4,890,796
1,608,056	S	4.832%, due 02/01/34	1,671,810
141,900,000	W	5.000%, due 10/15/18-11/15/37	146,357,580
168,699,308	S	5.000%, due 11/01/12-06/01/38	175,897,181
2,267,266	S	5.016%, due 09/01/34	2,367,271
419,372,618	S	5.500%, due 02/01/11-09/01/38	440,064,764
10,687,039		5.500%, due 06/01/33	11,245,326
103,300,000	W	6.000%, due 10/14/39	108,997,615
607,210,056	S	6.000%, due 06/01/22-01/01/39	642,569,660
28,800,000	W	6.500%, due 10/01/31-11/13/36	30,663,526
5,342,279	S	6.500%, due 11/01/15-06/17/38	5,774,393
			1,615,995,153
		Government National Mortgage Association: 0.1%
297,760	S	4.125%, due 10/20/29	302,755
543,069	S	4.375%, due 01/20/27-04/20/30	555,412
346,399	S	4.625%, due 08/20/27	355,016
4,688,398	S	6.000%, due 06/15/37-07/15/38	4,961,815
			6,174,998
		Total U.S. Government Agency Obligations
		(Cost $1,882,157,909)	1,943,219,565
U.S. TREASURY OBLIGATIONS: 10.2%
		U.S. Treasury Notes: 10.2%
282,746,000	S, L	1.000%, due 08/31/11	283,331,567
9,500,000	S, L	3.500%, due 02/15/39	8,609,385
87,900,000	S	4.250%, due 05/15/39	90,962,788
6,100,000	S	4.375%, due 02/15/38	6,427,881
18,500,000	S, L	4.500%, due 08/15/39	19,951,103
2,100,000	L	4.500%, due 05/15/38	2,260,455
5,300,000	S	5.375%, due 02/15/31	6,298,721
		Total U.S. Treasury Obligations
		(Cost $410,897,363)	417,841,900
ASSET-BACKED SECURITIES: 3.1%
		Automobile Asset-Backed Securities: 0.7%
4,800,000	#	Ally Auto Receivables Trust, 1.320%, due 03/15/12	4,757,251
273,317	S	Ford Credit Auto Owner Trust, 0.843%, due 07/15/10	273,359
9,136,048	S	Ford Credit Auto Owner Trust, 1.143%, due 01/15/11	9,141,864
5,855,382	S	Ford Credit Auto Owner Trust, 1.443%, due 12/15/10	5,863,796
7,900,000	S	Ford Credit Auto Owner Trust, 1.663%, due 06/15/12	7,980,188
			28,016,458
		Credit Card Asset-Backed Securities: 0.1%
3,300,000	S	BA Credit Card Trust, 0.823%, due 04/15/13	3,296,924
			3,296,924
		Home Equity Asset-Backed Securities: 0.0%
801,843	S	MASTR Asset-Backed Securities Trust, 0.296%, due 11/25/36	620,381
279,774	S	New Century Home Equity Loan Trust, 0.506%, due 06/25/35	225,188
226,865	S	Option One Mortgage Loan Trust, 0.296%, due 01/25/37	222,409
204,425	S	Renaissance Home Equity Loan Trust, 0.686%, due 08/25/33	120,342
119,945	S	Securitized Asset-Backed Receivables, LLC Trust, 0.326%, due 11/25/36	52,283
			1,240,603
		Other Asset-Backed Securities: 2.3%
372,565	S	Bear Stearns Asset-Backed Securities, Inc., 0.326%, due 10/25/36	338,415
1,334,969	S	Bear Stearns Asset-Backed Securities, Inc., 0.356%, due 11/25/36	912,271
4,874,889	S	Bear Stearns Asset-Backed Securities, Inc., 4.749%, due 10/25/36	2,874,347
1,176,474	S	Countrywide Asset-Backed Certificates, 0.296%, due 05/25/47	1,115,848
129,485	S	Credit-Based Asset Servicing and Securitization, LLC, 0.306%, due 11/25/36	94,012
107,206	S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.296%, due 11/25/36	105,492
640,176	S	GSAMP Trust, 0.316%, due 12/25/36	386,106
44,194	S	Indymac Residential Asset-Backed Trust, 0.306%, due 04/25/37	43,147
80,749	S	Morgan Stanley Capital, Inc., 0.286%, due 10/25/36	78,984
515,276	S	Securitized Asset-Backed Receivables, LLC Trust, 0.306%, due 12/25/36	271,063
19,305,733	S	Small Business Administration, 5.160%, due 02/01/28	20,519,195
1,954,563	S	Small Business Administration, 5.290%, due 12/01/27	2,088,338
15,703,713	S	Small Business Administration, 5.471%, due 03/10/18	16,261,248
21,749,925	S	Small Business Administration, 5.490%, due 03/01/28	23,322,415
21,889,397	S	Small Business Administration, 5.902%, due 02/10/18	23,979,359
1,048,309	S	Specialty Underwriting & Residential Finance, 0.306%, due 01/25/38	741,383
1,199,618	S	Structured Asset Securities Corp., 0.296%, due 10/25/36	1,123,693
			94,255,316
		Total Asset-Backed Securities
		(Cost $124,984,054)	126,809,301
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.8%
1,046,639	S	Adjustable Rate Mortgage Trust, 4.550%, due 05/25/35	978,898
3,378,225	S	American Home Mortgage Investment Trust, 2.763%, due 02/25/44	2,957,495
1,844,548	S	American Home Mortgage Investment Trust, 4.390%, due 02/25/45	1,488,118
3,500,000	S	Banc of America Commercial Mortgage, Inc., 5.929%, due 05/10/45	3,372,156

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,822,698	S	Banc of America Funding Corp., 3.487%, due 05/25/35	$2,657,269
338,190	S	Banc of America Mortgage Securities, Inc., 3.994%, due 07/25/33	315,438
974,895	S	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	961,985
177,985	S	Bear Stearns Adjustable Rate Mortgage Trust, 4.616%, due 01/25/34	161,474
1,789,446	S	Bear Stearns Adjustable Rate Mortgage Trust, 4.617%, due 10/25/35	1,759,519
9,420,958	S	Bear Stearns Adjustable Rate Mortgage Trust, 4.625%, due 10/25/35	8,180,058
1,609,373	S	Bear Stearns Alternative-A Trust, 5.355%, due 05/25/35	1,084,711
1,318,816	S	Bear Stearns Alternative-A Trust, 5.490%, due 09/25/35	836,714
2,349,607	S	Bear Stearns Alternative-A Trust, 5.654%, due 11/25/36	1,419,355
4,094,314	S	Bear Stearns Alternative-A Trust, 5.667%, due 11/25/36	2,459,589
400,000	S	Bear Stearns Commercial Mortgage Securities, 5.331%, due 02/11/44	360,993
1,200,000	S	Bear Stearns Commercial Mortgage Securities, 5.471%, due 01/12/45	1,115,185
941,551	S	Citigroup Mortgage Loan Trust, Inc., 4.900%, due 10/25/35	745,453
3,700,000	S	Commercial Mortgage Pass-through Certificates, 5.306%, due 12/10/46	3,229,103
88,391	S	Countrywide Alternative Loan Trust, 0.456%, due 11/20/35	87,437
4,994,605	S, I, ^	Countrywide Alternative Loan Trust, 4.754%, due 05/25/35	377,149
821,322	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.566%, due 03/25/35	450,448
4,166,363	#, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.586%, due 06/25/35	2,838,898
76,743	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.750%, due 05/25/33	75,943
15,500,000	S	Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40	12,258,697
400,000	S	Credit Suisse Mortgage Capital Certificates, 5.846%, due 03/15/39	354,924
201,676	S	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.326%, due 02/25/37	192,051
764,672	S	Downey Savings & Loan Association Mortgage Loan Trust, 3.059%, due 07/19/44	516,638
4,249,722	S	Fannie Mae, 5.500%, due 06/01/38	4,458,722
1,580,373	S	Fannie Mae, 5.500%, due 09/01/38	1,659,191
512,912		Federal Housing Administration, 8.175%, due 03/01/27	516,118
767,626	S	First Horizon Alternative Mortgage Securities, 3.149%, due 03/25/35	508,267
51,215,397	S, I, ^	First Horizon Alternative Mortgage Securities, 4.454%, due 01/25/36	4,518,934
935,097	S	GMAC Mortgage Corp. Loan Trust, 5.304%, due 11/19/35	791,899
685,801	S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	681,873
198,484	S	Greenpoint Mortgage Funding Trust, 0.326%, due 01/25/47	158,692
200,000	S	Greenwich Capital Commercial Funding Corp., 4.799%, due 08/10/42	192,271
1,900,000	S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	1,688,393
3,900,000	S	GS Mortgage Securities Corp. II, 5.999%, due 08/10/45	3,233,929
2,746,865	S	GSR Mortgage Loan Trust, 4.117%, due 09/25/35	2,543,516
36,355	S	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	36,303
4,812,122	S	Harborview Mortgage Loan Trust, 0.436%, due 01/19/38	2,461,418
4,489,488	S	Harborview Mortgage Loan Trust, 0.486%, due 03/19/36	2,111,977
600,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	507,309
1,300,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, due 02/15/51	1,108,091
100,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.006%, due 06/15/49	96,971
1,509,606	S	Merrill Lynch Mortgage Investors Trust, 0.456%, due 02/25/36	868,901
8,870,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, due 08/12/48	6,641,529
2,700,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, due 03/12/51	2,109,935
19,300,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.156%, due 08/12/49	15,490,055
407,955	S	MLCC Mortgage Investors, Inc., 0.496%, due 11/25/35	293,194
22,000,000	S	Morgan Stanley Capital I, 5.809%, due 12/12/49	18,887,785
3,790,000	S	Morgan Stanley Capital I, 6.076%, due 06/11/49	3,336,332
68,382	#, S	Nomura Asset Acceptance Corp., 7.000%, due 02/19/30	66,443
557,516	S	Residential Accredit Loans, Inc., 0.646%, due 03/25/33	471,647
1,262,090	S	Residential Accredit Loans, Inc., 2.261%, due 09/25/45	685,917
316,191	S	Residential Asset Securitization Trust, 0.646%, due 05/25/33	272,754
99,840	S	Sequoia Mortgage Trust, 0.596%, due 07/20/33	84,012
541,477	S	SLM Student Loan Trust, 0.754%, due 07/25/13	541,902
977,371	S	SLM Student Loan Trust, 0.804%, due 01/25/15	976,869
2,600,000	S	SLM Student Loan Trust, 1.004%, due 10/25/17	2,550,344
5,235,622	S	SLM Student Loan Trust, 1.184%, due 07/25/13	5,251,975
29,301,056	S	SLM Student Loan Trust, 2.004%, due 04/25/23	30,465,530
195,314	S	Structured Asset Mortgage Investments, Inc., 0.346%, due 09/25/47	181,560
4,002,371	S	Structured Asset Mortgage Investments, Inc., 0.466%, due 05/25/36	1,871,317
1,647,078	S	Structured Asset Mortgage Investments, Inc., 0.496%, due 07/19/35	1,167,686
324,625	S	Structured Asset Securities Corp., 5.000%, due 12/25/34	317,482
5,101,870	S	Thornburg Mortgage Securities Trust, 0.346%, due 03/25/37	4,583,815
3,721,072	S	Thornburg Mortgage Securities Trust, 0.356%, due 11/25/46	3,520,311
1,461,599	S	Thornburg Mortgage Securities Trust, 0.366%, due 09/25/46	1,399,588
4,448,882	#, S	Wachovia Bank Commercial Mortgage Trust, 0.333%, due 09/15/21	3,323,201
1,800,000	S	Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47	1,399,021
773,634	S	Washington Mutual Mortgage Pass-through Certificates, 0.556%, due 01/25/45	488,258
1,810,021	S	Washington Mutual Mortgage Pass-through Certificates, 0.786%, due 12/25/27	1,278,159
88,206	S	Washington Mutual Mortgage Pass-through Certificates, 2.301%, due 06/25/42	68,032
89,494	S	Washington Mutual Mortgage Pass-through Certificates, 2.301%, due 08/25/42	61,466
352,686	S	Washington Mutual Mortgage Pass-through Certificates, 2.723%, due 02/27/34	327,303
3,987,304	S	Washington Mutual Mortgage Pass-through Certificates, 2.973%, due 08/25/46	2,278,051
267,691	S	Washington Mutual Mortgage Pass-through Certificates, 2.973%, due 10/25/46	150,399
608,040	S	Wells Fargo Mortgage-Backed Securities Trust, 3.299%, due 12/25/34	586,590
282,305	S	Wells Fargo Mortgage-Backed Securities Trust, 3.597%, due 05/25/35	267,016
3,234,032	S	Wells Fargo Mortgage-Backed Securities Trust, 3.887%, due 07/25/35	3,078,547
408,077	S	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 11/25/18	410,541
		Total Collateralized Mortgage Obligations
		(Cost $217,404,307)	194,263,039

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

	Principal Amount			Value
MUNICIPAL BONDS: 1.6%
			Alaska: 0.2%
	$9,400,000	S	Northern TOB Securitization Corp., 5.000%, due 06/01/46	$6,659,994
				6,659,994
			California: 0.5%
	6,700,000	S	Los Angeles Unified School District, 4.500%, due 07/01/22	7,014,364
	700,000	S	State of California, 7.500%, due 04/01/34	780,598
	1,200,000	S	State of California, 5.650%, due 04/01/39	1,275,528
	1,300,000	S	State of California, 7.550%, due 04/01/39	1,450,397
	1,800,000	S	Tobacco Securitization Authority of Southern California, 5.125%, due 06/01/46	1,352,628
	9,300,000	S	University of California, 6.270%, due 05/15/31	9,722,406
				21,595,921
			Connecticut: 0.2%
	8,700,000	S	State of Connecticut, 5.850%, due 03/15/32	9,245,751
				9,245,751
			Illinois: 0.2%
	6,800,000	S	Chicago Transit Authority, 6.899%, due 12/01/40	7,706,530
	700,000	S	Chicago Transit Authority, 6.300%, due 12/01/21	756,113
	570,000	S	City of Chicago, 5.000%, due 01/01/35	585,766
				9,048,409
			Nebraska: 0.1%
	1,500,000	S	Public Power Generation Agency, 7.242%, due 01/01/41	1,548,990
				1,548,990
			Lousiana: 0.0%
	870,000	S	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	842,090
				842,090
			New York: 0.3%
	10,600,000	S	New York State Thruway Authority, 4.750%, due 01/01/29	11,026,438
				11,026,438
			Pennsylvania: 0.1%
	4,000,000	S	University of Pittsburgh, 5.000%, due 09/15/28	4,476,120
				4,476,120
			Washington: 0.0%
	1,560,000	S, Z	State of Washington, 3.898%, due 12/01/20	1,041,175
				1,041,175
			Total Municipal Bonds
			(Cost $61,556,616)	65,484,888
OTHER BONDS: 1.1%
			Foreign Government Bonds: 1.1%
	2,400,000	#, S	Export-Import Bank of China, 4.875%, due 07/21/15	2,556,046
BRL	32,600,000		Federative Republic of Brazil, 10.250%, due 01/10/28	17,757,394
	$16,300,000		Federative Republic of Brazil, 12.500%, due 01/05/22	10,166,798
	750,000		Panama Government International Bond, 8.875%, due 09/30/27	993,750
CAD	7,200,000		Province of Ontario Canada, 6.500%, due 03/08/29	8,348,880
	$5,000,000	#, S	Societe Financement de l’Economie Francaise, 0.713%, due 07/16/12	5,021,550
	975,000		South Africa Government International Bond, 5.875%, due 05/30/22	1,009,125
	180,000		South Africa Government International Bond, 6.500%, due 06/02/14	198,000
			Total Other Bonds
			(Cost $45,254,378)	46,051,543

Shares			Value
PREFERRED STOCK: 0.9%
		Auto Manufacturers: 0.0%
192,000	@, P, S	General Motors Corp.	$703,200
			703,200
		Banks: 0.9%
39,000	S	Wells Fargo & Co.	34,827,000
			34,827,000
		Insurance: 0.0%
94,400	S	American International Group, Inc.	1,090,320
			1,090,320
		Total Preferred Stock
		(Cost $32,325,599)	36,620,520

# of	Notional
Contracts	Amount		Value
POSITIONS IN PURCHASED OPTIONS: 0.0%
Options on Exchange-Traded Futures Contracts: 0.0%
1,200		Put Option CME
90-Day Eurodollar Future 12/09
		Strike @ $90.750 - Exp 12/14/09	$7,500
119		Put Option CME
90-Day Eurodollar Future 6/10
		Strike @ $89.500 - Exp 06/14/10	744
198		Put Option LIFFE
90-Day Sterling Future 06/10
		Strike @ 91.000 (GBP) - Exp 06/16/10	—
8,244

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

# of	Notional
Contracts	Amount			Value
			Foreign Currency Options: 0.0%
	11,400,000	I	Call Option OTC - Credit Suisse, London
			USD vs JPY
			Strike @ 104 (JPY)-Exp 03/17/10	$15,880
	11,400,000	I	Put Option OTC - Credit Suisse, London
			USD vs JPY
			Strike @ 104(JPY)-Exp 03/17/10	1,844,668
				1,860,548
			Total Positions in Purchased Options
			(Cost $1,007,004)	1,868,792

			Total Long-Term Investments
			(Cost $3,761,760,211)	3,848,518,411

Principal Amount				Value
SHORT-TERM INVESTMENTS: 13.5%
		U.S. Government Agency Obligations: 7.6%
$1,500,000	Z	Fannie Mae, 0.070%, due 01/20/10		$1,499,654
1,500,000	Z	Fannie Mae, 0.070%, due 01/22/10		1,499,648
24,300,000	Z	Fannie Mae, 0.080%, due 11/16/09		24,295,876
159,196,000	Z	Fannie Mae, 0.090%, due 02/23/10		159,135,028
1,523,000	Z	Fannie Mae, 0.120%, due 03/02/10		1,522,196
3,600,000	Z	Fannie Mae, 0.120%, due 03/24/10		3,597,826
45,000,000	Z	Fannie Mae, 0.194%, due 03/17/10		44,973,900
2,700,000	Z	Freddie Mac, 0.070%, due 01/26/10		2,699,341
27,500,000	Z	Freddie Mac, 0.090%, due 02/02/10		27,491,008
43,900,000	Z	Freddie Mac, 0.090%, due 02/23/10		43,883,186
1,185,000	Z	Freddie Mac, 0.120%, due 03/01/10		1,184,377
		Total U.S. Government Agency Obligations
		(Cost $311,782,040)		311,782,040
		U.S. Treasury Bills: 0.1%
653,000	Z	0.130%, due 02/25/10		652,661
659,000	S, Z	0.160%, due 04/01/10		658,450
		Total U.S. Treasury Bills
		(Cost $1,311,111)		1,311,111
		Securities Lending Collateral(cc): 5.8%
235,888,072		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		235,888,072
2,280,616		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		1,824,493
		Total Securities Lending Collateral
		(Cost $238,168,688)		237,712,565
		Total Short-Term Investments
		(Cost $551,261,839)		550,805,716
		Total Investments in Securities
		(Cost $4,313,022,050)*	107.6%	4,399,324,127
		Other Assets and Liabilities - Net	(7.6)	(310,325,332)
		Net Assets	100.0%	4,088,998,795

	@	Non-income producing security
	@@	Foreign Issuer
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	&	Structured Product
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	BRL	Brazilian Real
	CAD	Canadian Dollar
	CHF	Swiss Franc
	DKK	Danish Krone
	EUR	EU Euro
	JPY	Japanese Yen
		At September 30, 2009, the Portfolio delivered $39,960,000 in derivatives collateral to various counterparties
	*	Cost for federal income tax purposes is $4,314,608,253.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$159,768,971
		Gross Unrealized Depreciation		(75,053,097)
		Net Unrealized Appreciation		$84,715,874

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Preferred Stock	$—	$36,620,520	$—	$36,620,520
Positions In Purchased Options	8,244	1,860,548	—	1,868,792
Corporate Bonds/Notes	9,617,739	1,006,741,124	—	1,016,358,863
U.S. Government Agency Obligations	—	1,943,219,565	—	1,943,219,565
U.S. Treasury Obligations	2,260,455	415,581,445	—	417,841,900
Asset-Backed Securities	—	126,809,301	—	126,809,301
Collateralized Mortgage Obligations	—	193,746,921	516,118	194,263,039
Municipal Bonds	—	65,484,888	—	65,484,888
Other Bonds	—	41,029,993	5,021,550	46,051,543
Short-Term Investments	235,888,072	314,917,644	—	550,805,716
Total Investments, at value	$247,774,510	$4,146,011,949	$5,537,668	$4,399,324,127
Other Financial Instruments+:
Forward foreign currency contracts	—	1,784,414	—	1,784,414
Futures	25,729,591	—	—	25,729,591
Swaps	—	40,457,321	1,398,016	41,855,337
Total Assets	$273,504,101	$4,188,253,684	$6,935,684	$4,468,693,469

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(1,361,135)	$—	$(1,361,135)
Futures	(4,493)	—	—	(4,493)
Swaps	—	(8,537,170)	(148,065)	(8,685,235)
Written options	—	(2,577,579)	—	(2,577,579)
Total Liabilities	$(4,493)	$(12,475,884)	$(148,065)	$(12,628,442)

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2009:

	Beginning Balance at 12/31/2009	Purchases	Issuances	Settlements	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 09/30/2009
Asset Table
Investments, at value
Collateralized Mortgage Obligations	529,287	—	—	—	(9,442)	(321)	(337)	(3,069)	—	—	516,118
Other Bonds	16,228,392	7,586,245	—	—	(5,198,665)	(43)	2,612,420	21,593	—	(16,228,392)	5,021,550
Total Investments, at value	$16,757,679	$7,586,245	$—	$—	$(5,208,107)	$(364)	$2,612,083	$18,524	$—	$(16,228,392)	$5,537,668
Other Financial Instruments+:
Swaps	$2,532,268	$(843,306)	$—	$—	$752,940	$13,834	$(360,359)	$(697,361)	$—	$—	$1,398,016
Total Assets	$19,289,947	$6,742,939	$—	$—	$(4,455,167)	$13,470	$2,251,724	$(678,837)	$—	$(16,228,392)	$6,935,684

Liabilities Table
Other Financial Instruments+:
Swaps	$(388,993)	$—	$—	$—	$—	$—	$—	$240,928	$—	$—	$(148,065)
Total Liabilities	$(388,993)	$—	$—	$—	$—	$—	$—	$240,928	$—	$—	$(148,065)

As of September 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $4,186,936.

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

At September 30, 2009 the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Bond Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Australian Dollar
AUD 4,843,648	BUY	10/1/09	4,028,462	4,273,065	$244,603

Australian Dollar
AUD 4,843,648	BUY	10/30/09	4,216,395	4,262,686	46,291

Brazilian Real
BRL 3,472,570	BUY	10/2/09	1,829,113	1,960,132	131,019

Canadian Dollar
CAD 1,250,000	BUY	10/29/09	1,155,685	1,167,578	11,893

Chinese Yuan
CNY 2,618,055	BUY	3/29/10	387,000	383,272	(3,728)

Chinese Yuan
CNY 5,236,110	BUY	3/29/10	774,000	766,544	(7,456)

Chinese Yuan
CNY 8,016,525	BUY	3/29/10	1,185,000	1,173,585	(11,415)

Chinese Yuan
CNY 16,014,440	BUY	3/29/10	2,369,000	2,344,446	(24,554)

Chinese Yuan
CNY 3,141,957	BUY	3/29/10	464,100	459,969	(4,131)

Chinese Yuan
CNY 5,223,446	BUY	3/29/10	773,500	764,690	(8,810)

Chinese Yuan
CNY 2,093,710	BUY	3/29/10	309,400	306,510	(2,890)

Chinese Yuan
CNY 1,087,200	BUY	8/25/10	160,000	159,161	(839)

Chinese Yuan
CNY 10,864,000	BUY	8/25/10	1,600,000	1,590,443	(9,557)

Chinese Yuan
CNY 3,469,358	BUY	8/25/10	510,500	507,899	(2,601)

Chinese Yuan
CNY 3,469,358	BUY	8/25/10	510,500	507,899	(2,601)

Chinese Yuan
CNY 3,469,869	BUY	8/25/10	510,500	507,974	(2,526)

Chinese Yuan
CNY 3,468,848	BUY	8/25/10	510,500	507,824	(2,676)

Chinese Yuan
CNY 5,506,785	BUY	8/25/10	810,000	806,170	(3,830)

Chinese Yuan
CNY 2,310,980	BUY	8/25/10	340,000	338,318	(1,682)

Danish Krone
DKK 10,467,000	BUY	10/1/09	1,968,684	2,057,578	88,894

Danish Krone
DKK 10,467,000	BUY	12/21/09	2,051,870	2,055,264	3,394

South Korean Won
KRW 479,859,000	BUY	11/18/09	388,000	407,000	19,000

South Korean Won
KRW 480,344,000	BUY	11/18/09	388,000	407,411	19,411

South Korean Won
KRW 966,199,500	BUY	11/18/09	777,000	819,497	42,497

Mexican Peso
MXN 62,572	BUY	11/27/09	4,632	4,599	(33)

Mexican Peso
MXN 93,433	BUY	11/27/09	6,913	6,867	(46)

Mexican Peso
MXN 198,195	BUY	11/27/09	14,367	14,566	199

Mexican Peso
MXN 59,579	BUY	11/27/09	4,372	4,379	7

Malaysian Ringgit
MYR 4,112,450	BUY	11/12/09	1,165,000	1,186,009	21,009

Malaysian Ringgit
MYR 1,320,220	BUY	11/12/09	374,000	380,745	6,745

Singapore Dollar
SGD 560,485	BUY	11/18/09	388,000	397,746	9,746

Singapore Dollar
SGD 559,127	BUY	11/18/09	388,000	396,782	8,782

Singapore Dollar
SGD 1,121,600	BUY	11/18/09	777,000	795,938	18,938

Taiwan New Dollar
TWD 25,454,520	BUY	11/16/09	777,000	798,775	21,775

Taiwan New Dollar
TWD 25,376,820	BUY	11/16/09	777,000	796,337	19,337

					$624,165

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Brazilian Real
BRL 3,472,570	SELL	10/2/09	1,693,524	1,960,132	$(266,608)

EU Euro
EUR 13,323,000	SELL	10/8/09	18,918,700	19,496,236	(577,536)

British Pound
GBP 15,283,000	SELL	10/28/09	25,492,258	24,421,384	1,070,874

Japanese Yen
JPY 501,234,000	SELL	10/8/09	5,359,072	5,584,148	(225,076)

Japanese Yen
JPY 301,806,000	SELL	10/20/09	3,262,052	3,362,632	(100,580)

Japanese Yen
JPY 476,122,000	SELL	10/20/09	5,224,445	5,304,809	(80,364)

Japanese Yen
JPY 115,172,000	SELL	10/20/09	1,262,625	1,283,212	(20,587)

Japanese Yen
JPY 191,459,000	SELL	10/20/09	2,132,345	2,133,179	(834)

Mexican Peso
MXN 156,005	SELL	11/27/09	11,290	11,465	(175)

					$(200,886)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Open Futures Contracts on September 30, 2009:

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	97	12/14/09	$238,053
3-Month Euro Euribor	164	03/15/10	440,916
90-Day Eurodollar	3,168	12/14/09	11,653,325
90-Day Eurodollar	1,071	03/15/10	7,241,011
90-Day Eurodollar	1,282	06/14/10	2,128,541
90-Day Eurodollar	647	09/13/10	955,961
90-Day Eurodollar	1,110	12/13/10	948,449
90-Day Eurodollar	493	03/14/11	427,137
90-Day Sterling	8	12/16/09	67,256
90-Day Sterling	46	03/17/10	102,743
90-Day Sterling	95	06/16/10	145,070
90-Day Sterling	95	09/15/10	103,277
90-Day Sterling	95	12/15/10	70,359
90-Day Sterling	49	03/16/11	11,222
U.S. Treasury 2-Year Note	137	12/31/09	(4,493)
U.S. Treasury 5-Year Note	40	12/31/09	65,857
U.S. Treasury 10-Year Note	188	12/21/09	255,947
U.S. Treasury Long Bond	740	12/21/09	874,467
			$25,725,098

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Credit Default Swap Agreements Outstanding on September 30, 2009:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Goodrich Corp. 6.290%, 07/01/16	Buy	(0.510)	09/20/16	USD	1,600,000	$(8,126)	$—	$(8,126)
Barclays Bank PLC	iStar Financial Inc. 5.800%, 03/15/11	Buy	(0.365)	03/20/11	USD	5,000,000	1,383,127	—	1,383,127
Deutsche Bank AG	Lennar Corp. 5.950%, 10/17/11	Buy	(0.660)	12/20/11	USD	5,000,000	171,192	—	171,192
Morgan Stanley Capital Services Inc.	Sealed Air Corp. 5.625%, 07/15/13	Buy	(0.580)	09/20/13	USD	2,200,000	33,478	—	33,478
							$1,579,671	$—	$1,579,671

Credit Default Swaps on Credit Indices - Buy Protection (1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.NA.HY.12 Index	Buy	(5.000)	06/20/14	USD	2,256,000	$138,162	$278,042	$(139,880)
Goldman Sachs International	CDX.NA.IG.12 Index	Buy	(1.000)	06/20/14	USD	18,600,000	79,952	192,601	(112,649)
							$218,114	$470,644	$(252,529)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank N.A., New York	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.355	06/20/12	USD	5,777,640	$(148,065)	$—	$(148,065)
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	3,014,082	35,308	—	35,308
Goldman Sachs International	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.463	06/20/13	USD	3,791,910	35,302	—	35,302
Barclays Bank PLC	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.758	12/20/12	USD	20,029,062	333,682	—	333,682
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.705	12/20/12	USD	13,223,070	198,657	—	198,657
Goldman Sachs International	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	2,236,255	32,121	—	32,121
							$487,005	$—	$487,005

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/09 (%) (3)	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	American Express Comp. 4.875%, 07/15/13	Sell	1.750	03/20/13	2.41	USD	5,300,000	$91,964	$—	$91,964
Deutsche Bank AG	American International Group 6.250%, 05/01/36	Sell	5.000	12/20/13	15.31	USD	6,100,000	(611,299)	(468,738)	(142,561)
Deutsche Bank AG	Berkshire Hathaway Inc. 4.625%, 10/15/13	Sell	0.850	03/20/13	2.42	USD	2,200,000	(34,794)	—	(34,794)
Citibank N.A., New York	CIT Group 5.650%, 02/13/17	Sell	5.000	12/20/13	16.48	USD	1,800,000	(609,829)	(382,748)	(227,080)
Barclays Bank PLC	CIT Group 7.750%, 04/02/12	Sell	5.200	03/20/13	17.18	USD	3,700,000	(1,195,527)	—	(1,195,527)
Morgan Stanley Capital Services Inc.	CIT Group 7.750%, 04/02/12	Sell	5.650	03/20/13	17.18	USD	9,300,000	(2,948,419)	—	(2,948,419)
Credit Suisse International	Federative Republic of Brazil 12.250%, 03/06/30	Sell	3.350	12/20/09	0.79	USD	1,000,000	6,233	—	6,233
Barclays Bank PLC	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	5.650	09/20/12	10.28	USD	700,000	5,561	—	5,561
Goldman Sachs International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	3.850	09/20/12	10.28	USD	200,000	(7,883)	—	(7,883)
Barclays Bank PLC	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	1.600	12/20/12	4.96	USD	5,900,000	(178,317)	—	(178,317)
Morgan Stanley Capital Services Inc.	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180	02/20/13	4.94	USD	1,200,000	(17,309)	—	(17,309)
UBS AG, London	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180	02/20/13	4.94	USD	1,200,000	(17,309)	—	(17,309)
BNP Paribas	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.700	12/20/13	4.34	USD	1,800,000	186,158	—	186,158
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.000	12/20/13	4.34	USD	7,600,000	580,659	—	580,659
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.200	12/20/13	4.34	USD	6,200,000	521,557	—	521,557
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.325	12/20/13	4.34	USD	4,500,000	400,261	—	400,261
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.850	12/20/13	4.34	USD	3,600,000	393,159	—	393,159
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	3.850	03/20/14	4.34	USD	7,000,000	516,515	—	516,515
Deutsche Bank AG	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.230	12/20/13	4.34	USD	4,200,000	358,176	—	358,176
Deutsche Bank AG	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.750	12/20/13	4.34	USD	3,900,000	410,869	—	410,869
Goldman Sachs International	General Electric Capital Corp. 5.625%, 09/15/17	Sell	8.000	03/20/11	4.12	USD	1,800,000	166,365	—	166,365
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.620	03/20/11	4.12	USD	5,700,000	(84,333)	—	(84,333)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.640	12/20/12	4.35	USD	5,700,000	(228,570)	—	(228,570)
BNP Paribas	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.780	03/20/11	4.12	USD	1,400,000	(17,459)	—	(17,459)
Deutsche Bank AG	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.800	06/20/11	4.18	USD	6,800,000	(107,675)	—	(107,675)
Barclays Bank PLC	GMAC LLC 6.875%, 08/28/12	Sell	3.650	09/20/12	10.20	USD	1,000,000	(74,288)	—	(74,288)
Barclays Bank PLC	GMAC LLC 6.875%, 08/28/12	Sell	4.800	09/20/12	10.20	USD	1,300,000	(58,278)	—	(58,278)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	3.200	09/20/12	10.20	USD	1,100,000	(94,396)	—	(94,396)
Citibank N.A., New York	Reynolds American Inc. 7.625%, 06/01/16	Sell	1.280	06/20/17	2.42	USD	2,600,000	(102,205)	—	(102,205)
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12	Sell	4.850	03/20/13	8.37	USD	3,100,000	(337,348)	—	(337,348)
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12	Sell	5.000	12/20/13	8.25	USD	1,800,000	(209,445)	(210,136)	691
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12	Sell	5.000	12/20/13	8.25	USD	7,600,000	(884,325)	(891,985)	7,660
Deutsche Bank AG	SLM Corp. 5.125%, 08/27/12	Sell	5.000	09/20/10	9.86	USD	100,000	(4,422)	(7,532)	3,110
UBS AG	SLM Corp. 5.125%, 08/27/12	Sell	5.000	03/20/10	9.95	USD	200,000	(4,526)	(6,869)	2,343
Deutsche Bank AG	Wachovia Corp. 3.625%, 02/17/09*	Sell	1.520	03/20/13	1.57	USD	1,300,000	31,769	—	31,769
								$(4,158,709)	$(1,968,008)	$(2,190,701)

*In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

(1)                 If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)                 If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)                 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)                 The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)                 The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2009:

				Unrealized
	Termination	Notional		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets L.P.	12/19/09	GBP	2,400,000	$44,162

Receive a fixed rate equal to 12.670% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services, Inc.	01/04/10	BRL	6,200,000	98,035

Receive a fixed rate equal to 12.410% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG, London	01/04/10	BRL	6,200,000	96,283

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Barclays Bank PLC, London	09/15/10	GBP	30,300,000	2,137,701

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	09/15/10	GBP	4,100,000	290,431

Receive a fixed rate equal to 2.090% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	10/15/10	EUR	7,800,000	471,056

Receive a fixed rate equal to 2.146% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: UBS AG, London	10/15/10	EUR	1,500,000	94,753

Receive a fixed rate equal to 3.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services Inc.	12/16/10	USD	221,300,000	425,229

Receive a fixed rate equal to 3.150% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	12/17/10	USD	57,400,000	1,714,638

Receive a fixed rate equal to 3.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Barclays Bank PLC	02/04/11	USD	134,600,000	4,926,363

Receive a fixed rate equal to 3.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	02/04/11	USD	82,300,000	1,245,202

Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month Australian Bank Bill Counterparty: Deutsche Bank AG	06/15/11	AUD	3,200,000	(31,151)

Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month Australian Bank Bill Counterparty: UBS AG	06/15/11	AUD	53,800,000	(432,639)

Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	06/17/11	USD	6,400,000	162,129

Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	06/17/11	USD	6,800,000	237,831

Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/17/11	USD	9,400,000	326,664

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

				Unrealized
	Termination	Notional		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 3.600% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	07/07/11	USD	23,700,000	$1,020,743

Receive a fixed rate equal to 3.450% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Barclays Bank PLC	08/05/11	USD	20,500,000	856,884

Receive a fixed rate equal to 3.450% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	08/05/11	USD	18,700,000	781,645

Receive a fixed rate equal to 3.450% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	08/05/11	USD	155,800,000	4,136,349

Receive a fixed rate equal to 3.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	12/16/11	USD	214,300,000	2,231,651

Receive a fixed rate equal to 10.600% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/12	BRL	2,700,000	(14,243)

Receive a fixed rate equal to 10.835% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Bank USA	01/02/12	BRL	33,000,000	(111,367)

Receive a fixed rate equal to 10.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA, N.A.	01/02/12	BRL	2,400,000	(12,388)

Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	12,500,000	266,759

Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month Australian Bank Bill Counterparty: UBS AG	09/15/12	AUD	28,800,000	7,023

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month Australian Bank Bill Counterparty: Deutsche Bank AG	06/15/13	AUD	3,600,000	(99,301)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets L.P.	09/17/13	GBP	1,000,000	126,402

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: HSBC Bank USA, N.A.	09/17/13	GBP	5,600,000	702,839

Receive a fixed rate equal to 4.500% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: BNP Paribas	03/18/14	EUR	6,200,000	844,994

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Deutsche Bank AG, Frankfurt	03/18/14	GBP	2,500,000	319,702

Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets L.P.	03/18/14	GBP	1,800,000	261,668

Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	03/18/14	GBP	4,200,000	612,636

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	06/15/16	GBP	900,000	108,038

Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/12/16	MXN	23,500,000	92,857

Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services, Inc.	12/16/19	USD	120,800,000	7,356,605
				$31,296,183

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Written Options Open on September 30, 2009:

Options on Exchange-Traded Futures Contracts

	Exercise		Expiration	# of	Premium
Description/Name of Issuer	Price		Date	Contracts	Received	Value
Put Option
US Treasury 10-Year Note Future 12/09	USD	115	11/20/09	78	$63,058	$(30,469)
Put Option
US Treasury 10-Year Note Future 12/09	USD	121	11/20/09	78	44,022	(28,032)
					$107,080	$(58,501)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Written Options Open on September 30, 2009 (continued):

Interest Rate Swaptions

		Floating Rate Index/	Pay/Receive	Exercise	Expiration	Notional		Premium
Description	Counterparty	Underlying Reference Entity	Floating	Rate	Date	Amount		Received	Value
Call Swaption OTC	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	3.000%	11/23/09	USD	57,000,000	$361,798	$(171,434)
Put Swaption OTC	Barclays Bank PLC	3-month USD-LIBOR	Pay	3.750%	11/23/09	USD	2,000,000	15,800	(1,052)
Put Swaption OTC	Barclays Bank PLC	3-month USD-LIBOR	Pay	4.350%	11/23/09	USD	17,900,000	85,920	(33,268)
Put Swaption OTC	Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/15/10	USD	63,000,000	575,505	(196,855)
Put Swaption OTC	BNP Paribas	3-month USD-LIBOR	Pay	3.750%	11/23/09	USD	20,000,000	177,500	(10,524)
Put Swaption OTC	BNP Paribas	3-month USD-LIBOR	Pay	5.000%	06/15/10	USD	150,000,000	1,485,275	(468,702)
Put Swaption OTC	Deutsche Bank AG, New York	3-month USD-LIBOR	Pay	5.000%	06/15/10	USD	117,000,000	1,517,750	(365,588)
Put Swaption OTC	Deutsche Bank AG, New York	3-month USD-LIBOR	Pay	5.500%	08/31/10	USD	32,000,000	344,783	(108,825)
Put Swaption OTC	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Pay	3.750%	11/23/09	USD	9,000,000	86,400	(4,736)
Put Swaption OTC	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR	Pay	5.500%	08/31/10	USD	125,000,000	1,383,750	(425,099)
Put Swaption OTC	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	3.750%	11/23/09	USD	3,000,000	28,812	(1,579)
Put Swaption OTC	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.000%	06/15/10	USD	101,000,000	1,269,975	(315,593)
Put Swaption OTC	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	5.500%	08/31/10	USD	27,100,000	224,054	(92,161)
Put Swaption OTC	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	6.000%	08/31/10	USD	95,000,000	713,638	(323,662)
								$8,270,960	$(2,519,078)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Credit contracts	$1,873,919
Foreign echange contracts	2,283,827
Interest rate contracts	54,451,946
Total	$58,609,692

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.2%
		Aerospace/Defense: 1.0%
21,369		United Technologies Corp.	$1,302,013
			1,302,013
		Apparel: 1.6%
28,828		VF Corp.	2,088,012
			2,088,012
		Auto Manufacturers: 2.7%
90,607		Paccar, Inc.	3,416,790
			3,416,790
		Auto Parts & Equipment: 2.5%
123,390		Johnson Controls, Inc.	3,153,848
			3,153,848
		Banks: 6.3%
22,119		Bank of New York Mellon Corp.	641,230
28,755		JPMorgan Chase & Co.	1,260,044
21,725		Northern Trust Corp.	1,263,526
65,050		SunTrust Bank	1,466,878
108,785		US Bancorp.	2,378,040
34,084		Wells Fargo & Co.	960,487
			7,970,205
		Beverages: 0.6%
14,034		Coca-Cola Co.	753,626
			753,626
		Chemicals: 5.8%
21,771		Air Products & Chemicals, Inc.	1,688,994
65,993		EI Du Pont de Nemours & Co.	2,121,015
127,476		Valspar Corp.	3,506,862
			7,316,871
		Cosmetics/Personal Care: 4.1%
36,047		Colgate-Palmolive Co.	2,749,665
43,272		Procter & Gamble Co.	2,506,314
			5,255,979
		Distribution/Wholesale: 1.2%
38,869		Genuine Parts Co.	1,479,354
			1,479,354
		Diversified Financial Services: 1.3%
36,335		T. Rowe Price Group, Inc.	1,660,510
			1,660,510
		Electric: 7.8%
107,313		Duke Energy Corp.	1,689,107
33,545		FirstEnergy Corp.	1,533,677
13,830		FPL Group, Inc.	763,831
75,033		NSTAR	2,387,550
17,327		PPL Corp.	525,701
45,960		Public Service Enterprise Group, Inc.	1,444,982
47,379		Southern Co.	1,500,493
			9,845,341
		Electrical Components & Equipment: 2.6%
83,176		Emerson Electric Co.	3,333,694
			3,333,694
		Entertainment: 0.9%
107,723	@	Cedar Fair LP	1,134,323
			1,134,323
		Environmental Control: 0.9%
42,596		Mine Safety Appliances Co.	1,171,816
			1,171,816
		Food: 9.1%
24,145		General Mills, Inc.	1,554,455
48,093		Hershey Co.	1,868,894
61,223		HJ Heinz Co.	2,433,614
21,388		JM Smucker Co.	1,133,778
39,365		Kellogg Co.	1,937,939
60,727		Kraft Foods, Inc.	1,595,298
43,881		Sysco Corp.	1,090,443
			11,614,421
		Gas: 1.6%
57,110		AGL Resources, Inc.	2,014,270
			2,014,270
		Hand/Machine Tools: 0.7%
26,885		Snap-On, Inc.	934,523
			934,523
		Healthcare - Products: 1.4%
32,023		Baxter International, Inc.	1,825,631
			1,825,631

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Household Products/Wares: 1.2%
26,674		Clorox Co.	$1,568,965
			1,568,965
		Insurance: 5.2%
33,030		Aflac, Inc.	1,411,702
58,229		Chubb Corp.	2,935,324
29,258		Cincinnati Financial Corp.	760,415
29,434		Travelers Cos., Inc.	1,449,036
			6,556,477
		Iron/Steel: 2.0%
22,695		Carpenter Technology Corp.	530,836
42,579		Nucor Corp.	2,001,639
			2,532,475
		Machinery - Construction & Mining: 1.2%
28,938		Caterpillar, Inc.	1,485,388
			1,485,388
		Machinery - Diversified: 1.5%
29,027		Deere & Co.	1,245,839
28,208		Gorman-Rupp Co.	702,661
			1,948,500
		Media: 1.2%
24,684		McGraw-Hill Cos., Inc.	620,556
29,258	@@	Reed Elsevier PLC ADR	880,081
			1,500,637
		Metal Fabricate/Hardware: 0.8%
42,799		Timken Co.	1,002,781
			1,002,781
		Mining: 1.9%
39,261		Compass Minerals International, Inc.	2,419,263
			2,419,263
		Miscellaneous Manufacturing: 2.4%
44,279		Illinois Tool Works, Inc.	1,891,156
21,332		Parker Hannifin Corp.	1,105,851
			2,997,007
		Oil & Gas: 12.4%
23,369		Chevron Corp.	1,645,879
43,987		ConocoPhillips	1,986,453
65,468		EQT Corp.	2,788,937
20,953		ExxonMobil Corp.	1,437,585
78,445		Marathon Oil Corp.	2,502,396
98,185		Questar Corp.	3,687,829
30,249	@@	Royal Dutch Shell PLC ADR - Class A	1,729,940
			15,779,019
		Pharmaceuticals: 5.5%
44,670		Abbott Laboratories	2,209,825
49,545		Bristol-Myers Squibb Co.	1,115,753
54,690		Eli Lilly & Co.	1,806,411
59,271		Merck & Co., Inc.	1,874,742
			7,006,731
		Pipelines: 1.1%
71,998		Spectra Energy Corp.	1,363,642
			1,363,642
		Retail: 2.0%
43,476		Lowe’s Cos., Inc.	910,387
27,895		McDonald’s Corp.	1,591,968
			2,502,355
		Semiconductors: 3.7%
56,783		Analog Devices, Inc.	1,566,075
66,679		Intel Corp.	1,304,908
70,603		Microchip Technology, Inc.	1,870,980
			4,741,963
		Telecommunications: 2.0%
32,486		CenturyTel, Inc.	1,091,530
49,825		Verizon Communications, Inc.	1,508,203
			2,599,733
		Total Common Stock
		(Cost $130,496,416)	122,276,163
REAL ESTATE INVESTMENT TRUSTS: 3.1%
		Forest Products & Paper: 0.9%
36,172		Plum Creek Timber Co., Inc.	1,108,310
			1,108,310
		Healthcare: 0.9%
36,268		Nationwide Health Properties, Inc.	1,123,945
			1,123,945
		Office Property: 0.6%
14,578		Alexandria Real Estate Equities, Inc.	792,314
			792,314
		Shopping Centers: 0.7%
25,136		Regency Centers Corp.	931,289
			931,289
		Total Real Estate Investment Trusts
		(Cost $3,695,250)	3,955,858
		Total Long-Term Investments
		(Cost $134,191,666)	126,232,021

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 0.2%
		Affiliated Mutual Fund: 0.2%
237,856		ING Institutional Prime Money Market Fund - Class I		$237,856
		Total Short-Term Investments
		(Cost $237,856)		237,856
		Total Investments in Securities
		(Cost $134,429,522)*	99.5%	$126,469,877
		Other Assets and Liabilities - Net	0.5	620,976
		Net Assets	100.0%	$127,090,853

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $134,913,212.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$7,079,837
		Gross Unrealized Depreciation		(15,523,172)
		Net Unrealized Depreciation		$(8,443,335)

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$122,276,163	$—	$—	$122,276,163
Real Estate Investment Trusts	3,955,858	—	—	3,955,858
Short-Term Investments	237,856	—	—	237,856
Total Investments, at value	$126,469,877	$—	$—	$126,469,877

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 99.1%
		Aerospace/Defense: 2.4%
16,013		General Dynamics Corp.	$1,034,440
14,929		United Technologies Corp.	909,624
			1,944,064
		Apparel: 0.9%
20,926		Coach, Inc.	688,884
			688,884
		Auto Manufacturers: 2.8%
77,163	@	Ford Motor Co.	556,345
44,918		Paccar, Inc.	1,693,858
			2,250,203
		Auto Parts & Equipment: 2.2%
10,752		BorgWarner, Inc.	325,356
57,755		Johnson Controls, Inc.	1,476,218
			1,801,574
		Banks: 6.2%
20,370		Bank of New York Mellon Corp.	590,526
14,142		JPMorgan Chase & Co.	619,702
21,558		Morgan Stanley	665,711
8,915		Northern Trust Corp.	518,496
9,919		PNC Financial Services Group, Inc.	481,964
15,221		State Street Corp.	800,625
27,105		US Bancorp.	592,515
18,856		Wells Fargo & Co.	531,362
14,272		Zions Bancorp.	256,468
			5,057,369
		Beverages: 2.1%
14,466		Coca-Cola Co.	776,824
15,468		PepsiCo, Inc.	907,353
			1,684,177
		Chemicals: 3.1%
7,570		Air Products & Chemicals, Inc.	587,281
10,992		Ecolab, Inc.	508,160
15,799		EI Du Pont de Nemours & Co.	507,780
7,543		Monsanto Co.	583,828
4,490		Praxair, Inc.	366,788
			2,553,837
		Coal: 0.3%
4,370		Consol Energy, Inc.	197,131
			197,131
		Commercial Services: 0.8%
17,386		Automatic Data Processing, Inc.	683,270
			683,270
		Computers: 4.5%
1,670	@	Apple, Inc.	309,568
7,558	@	DST Systems, Inc.	338,598
20,614	@	EMC Corp.	351,263
40,805		Hewlett-Packard Co.	1,926,404
4,622		International Business Machines Corp.	552,837
2,200	@, @@	Research In Motion Ltd.	148,610
			3,627,280
		Cosmetics/Personal Care: 2.2%
19,415		Colgate-Palmolive Co.	1,480,976
8,980		Estee Lauder Cos., Inc.	332,978
			1,813,954
		Diversified Financial Services: 3.2%
1,571		CME Group, Inc.	484,166
10,883		Franklin Resources, Inc.	1,094,830
23,010		T. Rowe Price Group, Inc.	1,051,557
			2,630,553
		Electric: 1.9%
7,633		FirstEnergy Corp.	348,981
8,367		PPL Corp.	253,855
14,513		Public Service Enterprise Group, Inc.	456,289
15,869		Southern Co.	502,571
			1,561,696
		Electrical Components & Equipment: 0.8%
16,963		Emerson Electric Co.	679,877
			679,877
		Food: 7.3%
16,859		Campbell Soup Co.	549,941
13,585		General Mills, Inc.	874,602
28,441		Hershey Co.	1,105,217
22,643		HJ Heinz Co.	900,059

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Food (continued)
11,459		Kellogg Co.	$564,127
35,436		Kraft Foods, Inc.	930,904
9,078	@@	Nestle SA	387,546
25,055		Sysco Corp.	622,617
			5,935,013
		Healthcare - Products: 8.5%
6,054	@@	Alcon, Inc.	839,508
9,133		Baxter International, Inc.	520,672
23,228		Becton Dickinson & Co.	1,620,153
8,025	@@	Covidien PLC	347,162
14,525		CR Bard, Inc.	1,141,810
9,376		Johnson & Johnson	570,905
12,251		Medtronic, Inc.	450,837
23,056	@	St. Jude Medical, Inc.	899,415
11,651		Stryker Corp.	529,305
			6,919,767
		Household Products/Wares: 0.3%
4,013		Clorox Co.	236,045
			236,045
		Insurance: 2.6%
33,480		Chubb Corp.	1,687,727
9,232		Travelers Cos., Inc.	454,491
			2,142,218
		Machinery - Construction & Mining: 1.0%
16,287		Caterpillar, Inc.	836,012
			836,012
		Machinery - Diversified: 1.8%
24,196		Deere & Co.	1,038,492
10,001		Rockwell Automation, Inc.	426,043
			1,464,535
		Media: 3.5%
23,724		John Wiley & Sons, Inc.	825,121
29,611		McGraw-Hill Cos., Inc.	744,421
79,316	@@	Reed Elsevier NV	900,740
14,738		Walt Disney Co.	404,705
			2,874,987
		Mining: 4.0%
45,825		Alcoa, Inc.	601,224
6,088	@@	BHP Billiton Ltd. ADR	401,869
10,030		Freeport-McMoRan Copper & Gold, Inc.	688,158
36,920	@@	Rio Tinto PLC	1,569,374
			3,260,625
		Miscellaneous Manufacturing: 1.9%
9,872		3M Co.	728,554
4,621		Honeywell International, Inc.	171,670
6,333		Illinois Tool Works, Inc.	270,482
6,730		Parker Hannifin Corp.	348,883
			1,519,589
		Office/Business Equipment: 1.4%
27,917	@@	Canon, Inc. ADR	1,116,401
			1,116,401
		Oil & Gas: 8.4%
16,861		Apache Corp.	1,548,346
33,005		Chevron Corp.	2,324,542
15,821		ConocoPhillips	714,476
13,976		ExxonMobil Corp.	958,893
22,145		Marathon Oil Corp.	706,426
9,926	@@	Royal Dutch Shell PLC ADR - Class A	567,668
			6,820,351
		Oil & Gas Services: 1.0%
13,648		Schlumberger Ltd.	813,421
			813,421
		Pharmaceuticals: 4.0%
24,138		Abbott Laboratories	1,194,107
12,597		Eli Lilly & Co.	416,079
11,805		Merck & Co., Inc.	373,392
19,674		Pfizer, Inc.	325,605
19,239	@@	Teva Pharmaceutical Industries Ltd. ADR	972,724
			3,281,907
		Retail: 7.8%
18,284		CVS Caremark Corp.	653,470
35,046		Lowe's Cos., Inc.	733,863
4,551		McDonald's Corp.	259,726
19,325		Nordstrom, Inc.	590,186
18,351		Staples, Inc.	426,110
34,404		Target Corp.	1,605,979
40,337		Walgreen Co.	1,511,427
8,249		Wal-Mart Stores, Inc.	404,943
3,437		Yum! Brands, Inc.	116,033
			6,301,737

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Semiconductors: 3.4%
20,096		Analog Devices, Inc.		$554,248
36,617		Applied Materials, Inc.		490,668
43,763		Intel Corp.		856,442
35,576		Texas Instruments, Inc.		842,795
				2,744,153
		Software: 1.8%
18,894	@	Adobe Systems, Inc.		624,258
7,670	@	Fiserv, Inc.		369,694
18,168		Microsoft Corp.		470,370
				1,464,322
		Telecommunications: 2.4%
27,672	@	Cisco Systems, Inc.		651,399
59,610	@@	Nokia OYJ ADR		871,498
15,255		Verizon Communications, Inc.		461,769
				1,984,666
		Transportation: 4.6%
11,434		Burlington Northern Santa Fe Corp.		912,776
19,034	@, @@	Canadian National Railway Co.		932,476
3,377		CSX Corp.		141,361
41,029		Norfolk Southern Corp.		1,768,757
				3,755,370
		Total Common Stock
		(Cost $81,865,837)		80,644,988
SHORT-TERM INVESTMENTS: 0.9%
		Affiliated Mutual Fund: 0.9%
717,061		ING Institutional Prime Money Market Fund - Class I		717,061
		Total Short-Term Investments
		(Cost $717,061)		717,061
		Total Investments in Securities
		(Cost $82,582,898)*	100.0%	$81,362,049
		Other Assets and Liabilities - Net	(0.0)	(14,691)
		Net Assets	100.0%	$81,347,358

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $83,020,458.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$6,977,032
		Gross Unrealized Depreciation		(8,635,441)
		Net Unrealized Depreciation		$(1,658,409)

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Aerospace/Defense	$1,944,064	$—	$—	$1,944,064
Apparel	688,884	—	—	688,884
Auto Manufacturers	2,250,203	—	—	2,250,203
Auto Parts & Equipment	1,801,574	—	—	1,801,574
Banks	5,057,369	—	—	5,057,369
Beverages	1,684,177	—	—	1,684,177
Chemicals	2,553,837	—	—	2,553,837
Coal	197,131	—	—	197,131
Commercial Services	683,270	—	—	683,270
Computers	3,627,280	—	—	3,627,280
Cosmetics/Personal Care	1,813,954	—	—	1,813,954
Diversified Financial Services	2,630,553	—	—	2,630,553
Electric	1,561,696	—	—	1,561,696
Electrical Components & Equipment	679,877	—	—	679,877
Food	5,547,467	387,546	—	5,935,013
Healthcare - Products	6,919,767	—	—	6,919,767
Household Products/Wares	236,045	—	—	236,045
Insurance	2,142,218	—	—	2,142,218
Machinery - Construction & Mining	836,012	—	—	836,012
Machinery - Diversified	1,464,535	—	—	1,464,535
Media	1,974,247	900,740	—	2,874,987
Mining	1,691,251	1,569,374	—	3,260,625
Miscellaneous Manufacturing	1,519,589	—	—	1,519,589
Office/Business Equipment	1,116,401	—	—	1,116,401
Oil & Gas	6,820,351	—	—	6,820,351
Oil & Gas Services	813,421	—	—	813,421
Pharmaceuticals	3,281,907	—	—	3,281,907
Retail	6,301,737	—	—	6,301,737
Semiconductors	2,744,153	—	—	2,744,153
Software	1,464,322	—	—	1,464,322
Telecommunications	1,984,666	—	—	1,984,666
Transportation	3,755,370	—	—	3,755,370
Total Common Stock	77,787,328	2,857,660	—	80,644,988
Short-Term Investments	717,061	—	—	717,061
Total Investments, at value	$78,504,389	$2,857,660	$—	$81,362,049

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 87.3%
		Advertising: 2.5%
3,421,416	@	Interpublic Group of Cos., Inc.	$25,729,046
			25,729,046
		Aerospace/Defense: 1.4%
96,700		L-3 Communications Holdings, Inc.	7,766,944
126,100		Raytheon Co.	6,049,017
			13,815,961
		Airlines: 0.5%
495,100		Southwest Airlines Co.	4,752,960
			4,752,960
		Apparel: 0.5%
84,900		Nike, Inc.	5,493,030
			5,493,030
		Auto Manufacturers: 0.4%
490,100	@	Ford Motor Co.	3,533,621
			3,533,621
		Auto Parts & Equipment: 1.0%
322,300		BorgWarner, Inc.	9,752,798
			9,752,798
		Banks: 5.1%
158,750	L	City National Corp.	6,180,138
1,344,366		Keycorp	8,738,379
76,200	L	M&T Bank Corp.	4,748,784
227,000		Northern Trust Corp.	13,202,320
524,800		SunTrust Bank	11,834,240
392,000		Zions Bancorp.	7,044,240
			51,748,101
		Beverages: 1.9%
473,400	@	Constellation Brands, Inc.	7,172,010
243,763		Molson Coors Brewing Co.	11,866,383
			19,038,393
		Chemicals: 1.6%
177,400		Airgas, Inc.	8,580,838
138,900		FMC Corp.	7,813,125
			16,393,963
		Coal: 1.0%
224,200		Consol Energy, Inc.	10,113,662
			10,113,662
		Commercial Services: 2.7%
438,915		Equifax, Inc.	12,789,983
758,300		Western Union Co.	14,347,036
			27,137,019
		Computers: 4.0%
302,883	@	Computer Sciences Corp.	15,964,963
23,035	@	NCR Corp.	318,344
909,330	@	Teradata Corp.	25,024,762
			41,308,069
		Cosmetics/Personal Care: 0.8%
228,255		Estee Lauder Cos., Inc.	8,463,695
			8,463,695
		Distribution/Wholesale: 2.0%
226,270		WW Grainger, Inc.	20,219,487
			20,219,487
		Diversified Financial Services: 2.5%
60,050		Franklin Resources, Inc.	6,041,030
462,779	@@	Lazard Ltd.	19,117,400
			25,158,430
		Electric: 4.8%
408,327		Edison International	13,711,621
256,614		FirstEnergy Corp.	11,732,392
423,400	@	NRG Energy, Inc.	11,935,646
21,510		NSTAR	684,448
362,226		Public Service Enterprise Group, Inc.	11,388,385
			49,452,492
		Electrical Components & Equipment: 0.5%
76,200	@	Energizer Holdings, Inc.	5,055,108
			5,055,108
		Electronics: 1.2%
272,550	@	Thermo Electron Corp.	11,902,259
			11,902,259
		Environmental Control: 0.8%
304,489		Republic Services, Inc.	8,090,273
			8,090,273
		Food: 1.7%
187,300		JM Smucker Co.	9,928,773
379,561		Kroger Co.	7,834,139
			17,762,912

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Forest Products & Paper: 0.8%
229,000		Weyerhaeuser Co.	$8,392,850
			8,392,850
		Gas: 1.8%
377,245		Sempra Energy	18,790,573
			18,790,573
		Hand/Machine Tools: 1.8%
434,397		Kennametal, Inc.	10,690,510
216,400		Snap-On, Inc.	7,522,064
			18,212,574
		Healthcare - Products: 0.7%
707,700	@	Boston Scientific Corp.	7,494,543
			7,494,543
		Healthcare - Services: 1.0%
350,972		Aetna, Inc.	9,767,551
			9,767,551
		Home Builders: 0.8%
769,800		Pulte Homes, Inc.	8,460,102
			8,460,102
		Household Products/Wares: 1.2%
351,375		Avery Dennison Corp.	12,653,014
			12,653,014
		Insurance: 8.4%
300,600		Assurant, Inc.	9,637,236
232,700	@@	Axis Capital Holdings Ltd.	7,022,886
311,700		Hartford Financial Services Group, Inc.	8,260,050
488,100		Marsh & McLennan Cos., Inc.	12,070,713
148,666	@	Progressive Corp.	2,464,882
362,693	@@	RenaissanceRe Holdings Ltd.	19,861,069
1,245,407		UnumProvident Corp.	26,701,526
			86,018,362
		Machinery - Diversified: 0.9%
225,300		Rockwell Automation, Inc.	9,597,780
			9,597,780
		Media: 1.6%
316,900		CBS Corp. - Class B	3,818,645
453,668	@	Viacom - Class B	12,720,851
			16,539,496
		Mining: 1.6%
112,400		Freeport-McMoRan Copper & Gold, Inc.	7,711,764
186,998		Newmont Mining Corp.	8,231,652
			15,943,416
		Miscellaneous Manufacturing: 3.4%
399,400		Crane Co.	10,308,514
268,000		ITT Corp.	13,976,200
177,200		SPX Corp.	10,857,044
			35,141,758
		Office/Business Equipment: 0.9%
1,213,432		Xerox Corp.	9,391,964
			9,391,964
		Oil & Gas: 5.4%
145,350		Devon Energy Corp.	9,786,416
218,700		Noble Energy, Inc.	14,425,452
247,829		Questar Corp.	9,308,457
121,700		Range Resources Corp.	6,007,112
96,100	@	Transocean, Ltd.	8,219,433
190,300		XTO Energy, Inc.	7,863,196
			55,610,066
		Oil & Gas Services: 1.0%
359,000		Smith International, Inc.	10,303,300
			10,303,300
		Packaging & Containers: 3.3%
541,959		Ball Corp.	26,664,383
459,900		Temple-Inland, Inc.	7,551,558
			34,215,941
		Pharmaceuticals: 3.5%
420,450	@	Forest Laboratories, Inc.	12,378,048
1,038,981		Omnicare, Inc.	23,397,852
			35,775,900
		Pipelines: 1.2%
1,212,980		El Paso Corp.	12,517,954
			12,517,954
		Retail: 6.2%
194,800		Best Buy Co., Inc.	7,308,896
545,500		Burger King Holdings, Inc.	9,595,345
315,800	@	GameStop Corp.	8,359,226
764,403		Gap, Inc.	16,358,224
408,400	@	Jack in the Box, Inc.	8,368,116
226,165		JC Penney Co., Inc.	7,633,069
172,600		Nordstrom, Inc.	5,271,204
			62,894,080
		Savings & Loans: 0.7%
485,545		People’s United Financial, Inc.	7,555,080
			7,555,080

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Semiconductors: 1.5%
289,550		Analog Devices, Inc.		$7,985,789
774,200	@@, L	STMicroelectronics NV		7,300,706
				15,286,495
		Software: 0.7%
987,756	@	Compuware Corp.		7,240,251
				7,240,251
		Telecommunications: 2.0%
413,200		CenturyTel, Inc.		13,883,520
659,400		Windstream Corp.		6,679,722
				20,563,242
		Total Common Stock
		(Cost $851,315,033)		893,287,571
REAL ESTATE INVESTMENT TRUSTS: 6.6%
		Apartments: 0.4%
120,600		Equity Residential		3,702,420
				3,702,420
		Diversified: 0.9%
148,199		Vornado Realty Trust		9,545,498
				9,545,498
		Healthcare: 0.9%
239,300		Ventas, Inc.		9,213,050
				9,213,050
		Mortgage: 1.2%
701,016		Annaly Capital Management, Inc.		12,716,430
				12,716,430
		Office Property: 1.4%
90,000		Alexandria Real Estate Equities, Inc.		4,891,500
146,029		Boston Properties, Inc.		9,572,201
				14,463,701
		Real Estate: 0.4%
190,330	@	Starwood Property Trust, Inc.		3,854,183
				3,854,183
		Shopping Centers: 0.7%
207,600		Regency Centers Corp.		7,691,580
				7,691,580
		Storage: 0.7%
89,880		Public Storage, Inc.		6,762,571
				6,762,571
		Total Real Estate Investment Trusts
		(Cost $61,016,183)		67,949,433
		Total Long-Term Investments
		(Cost $912,331,216)		961,237,004
SHORT-TERM INVESTMENTS: 3.0%
		Affiliated Mutual Fund: 2.0%
20,949,066		ING Institutional Prime Money Market Fund - Class I		20,949,067
		Total Mutual Fund
		(Cost $20,949,067)		20,949,067

Principal Amount				Value
		Securities Lending Collateral(cc): 1.0%
$10,061,003		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$10,061,003
214,360		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		171,488
		Total Securities Lending Collateral
		(Cost $10,275,363)		10,232,491
		Total Short-Term Investments
		(Cost $31,224,430)		31,181,558
		Total Investments in Securities
		(Cost $943,555,646)*	96.9%	$992,418,562
		Other Assets and Liabilities - Net	3.1	31,246,700
		Net Assets	100.0%	$1,023,665,262

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $965,279,472.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$85,971,522
		Gross Unrealized Depreciation		(58,832,432)
		Net Unrealized Appreciation		$27,139,090

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$893,287,571	$—	$—	$893,287,571
Real Estate Investment Trusts	67,949,433	—	—	67,949,433
Short-Term Investments	31,010,070	171,488	—	31,181,558
Total Investments, at value	$992,247,074	$171,488	$—	$992,418,562

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 97.4%
		Advertising: 0.2%
42,025	@	Interpublic Group of Cos., Inc.	$316,028
26,862		Omnicom Group	992,282
			1,308,310
		Aerospace/Defense: 2.2%
62,882		Boeing Co.	3,405,060
33,351		General Dynamics Corp.	2,154,475
10,719		Goodrich Corp.	582,470
10,090		L-3 Communications Holdings, Inc.	810,429
27,957		Lockheed Martin Corp.	2,182,883
27,490		Northrop Grumman Corp.	1,422,608
33,637		Raytheon Co.	1,613,567
13,648		Rockwell Collins, Inc.	693,318
81,386		United Technologies Corp.	4,958,849
			17,823,659
		Agriculture: 1.8%
179,192		Altria Group, Inc.	3,191,410
55,580		Archer-Daniels-Midland Co.	1,624,048
14,306		Lorillard, Inc.	1,062,936
167,292		Philip Morris International, Inc.	8,153,812
14,572		Reynolds American, Inc.	648,745
			14,680,951
		Airlines: 0.1%
64,152		Southwest Airlines Co.	615,859
			615,859
		Apparel: 0.5%
27,515		Coach, Inc.	905,794
33,670		Nike, Inc.	2,178,449
5,000		Polo Ralph Lauren Corp.	383,100
7,751		VF Corp.	561,405
			4,028,748
		Auto Manufacturers: 0.4%
278,668	@	Ford Motor Co.	2,009,196
31,399		Paccar, Inc.	1,184,056
			3,193,252
		Auto Parts & Equipment: 0.2%
20,962	@	Goodyear Tire & Rubber Co.	356,983
51,546		Johnson Controls, Inc.	1,317,516
			1,674,499
		Banks: 9.3%
748,398		Bank of America Corp.	12,662,894
104,062		Bank of New York Mellon Corp.	3,016,757
58,943		BB&T Corp.	1,605,607
39,356		Capital One Financial Corp.	1,406,190
1,128,101		Citigroup, Inc.	5,460,009
13,089		Comerica, Inc.	388,351
68,839		Fifth Third Bancorp.	697,339
18,962	@	First Horizon National Corp.	250,867
44,203		Goldman Sachs Group, Inc.	8,148,823
49,262		Huntington Bancshares, Inc.	232,024
340,171		JPMorgan Chase & Co.	14,906,293
75,952		Keycorp	493,688
7,106	L	M&T Bank Corp.	442,846
31,840		Marshall & Ilsley Corp.	256,949
117,576		Morgan Stanley	3,630,747
20,923		Northern Trust Corp.	1,216,882
39,928		PNC Financial Services Group, Inc.	1,940,102
102,754		Regions Financial Corp.	638,102
42,769		State Street Corp.	2,249,649
43,100		SunTrust Bank	971,905
165,393		US Bancorp.	3,615,491
404,067		Wells Fargo & Co.	11,386,608
10,888		Zions Bancorp.	195,657
			75,813,780
		Beverages: 2.7%
9,568		Brown-Forman Corp.	461,369
200,447		Coca-Cola Co.	10,764,004
27,412		Coca-Cola Enterprises, Inc.	586,891
17,165	@	Constellation Brands, Inc.	260,050
22,000	@	Dr Pepper Snapple Group, Inc.	632,500
13,586		Molson Coors Brewing Co.	661,366
12,497		Pepsi Bottling Group, Inc.	455,391
134,719		PepsiCo, Inc.	7,902,617
			21,724,188

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Biotechnology: 1.8%
87,859	@	Amgen, Inc.	$5,291,748
24,970	@	Biogen Idec, Inc.	1,261,484
39,660	@	Celgene Corp.	2,216,994
23,386	@	Genzyme Corp.	1,326,688
78,200	@	Gilead Sciences, Inc.	3,642,556
15,259	@	Life Technologies Corp.	710,306
4,799	@	Millipore Corp.	337,514
			14,787,290
		Building Materials: 0.0%
31,084		Masco Corp.	401,605
			401,605
		Chemicals: 2.1%
18,215		Air Products & Chemicals, Inc.	1,413,120
7,100		Airgas, Inc.	343,427
4,200		CF Industries Holdings, Inc.	362,166
98,878		Dow Chemical Co.	2,577,749
6,313		Eastman Chemical Co.	337,998
20,500		Ecolab, Inc.	947,715
78,143		EI Du Pont de Nemours & Co.	2,511,516
6,300		FMC Corp.	354,375
6,843		International Flavors & Fragrances, Inc.	259,555
47,259		Monsanto Co.	3,657,847
14,274		PPG Industries, Inc.	830,890
26,538		Praxair, Inc.	2,167,889
8,461		Sherwin-Williams Co.	509,014
10,494		Sigma-Aldrich Corp.	566,466
			16,839,727
		Coal: 0.2%
15,595		Consol Energy, Inc.	703,490
7,400		Massey Energy Co.	206,386
23,120		Peabody Energy Corp.	860,526
			1,770,402
		Commercial Services: 1.2%
11,026	@	Apollo Group, Inc. - Class A	812,285
43,446		Automatic Data Processing, Inc.	1,707,428
10,627	@	Convergys Corp.	105,632
5,400		DeVry, Inc.	298,728
10,906		Equifax, Inc.	317,801
29,018		H&R Block, Inc.	533,351
15,600	@	Iron Mountain, Inc.	415,896
8,300		Mastercard, Inc.	1,677,845
10,850	@	Monster Worldwide, Inc.	189,658
16,939		Moody’s Corp.	346,572
27,800		Paychex, Inc.	807,590
17,200	@	Quanta Services, Inc.	380,636
13,149		Robert Half International, Inc.	328,988
17,787		RR Donnelley & Sons Co.	378,152
17,100		Total System Services, Inc.	275,481
540		Washington Post	252,763
60,691		Western Union Co.	1,148,274
			9,977,080
		Computers: 5.9%
8,447	@	Affiliated Computer Services, Inc.	457,574
77,469	@	Apple, Inc.	14,360,429
25,400	@	Cognizant Technology Solutions Corp.	981,964
13,079	@	Computer Sciences Corp.	689,394
148,816	@	Dell, Inc.	2,270,932
174,872	@	EMC Corp.	2,979,819
205,084		Hewlett-Packard Co.	9,682,016
113,355		International Business Machines Corp.	13,558,392
6,721	@	Lexmark International, Inc.	144,770
29,126	@	NetApp, Inc.	777,082
19,625	@	Sandisk Corp.	425,863
65,136	@	Sun Microsystems, Inc.	592,086
14,900	@	Teradata Corp.	410,048
19,400	@	Western Digital Corp.	708,682
			48,039,051
		Cosmetics/Personal Care: 2.4%
36,903		Avon Products, Inc.	1,253,226
43,075		Colgate-Palmolive Co.	3,285,761
10,185		Estee Lauder Cos., Inc.	377,660
252,527		Procter & Gamble Co.	14,626,364
			19,543,011
		Distribution/Wholesale: 0.2%
11,400	L	Fastenal Co.	441,180
13,767		Genuine Parts Co.	523,972
5,450		WW Grainger, Inc.	487,012
			1,452,164
		Diversified Financial Services: 1.8%
102,874		American Express Co.	3,487,429
22,058		Ameriprise Financial, Inc.	801,367
82,343		Charles Schwab Corp.	1,576,868

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
5,770		CME Group, Inc.	$1,778,256
46,388		Discover Financial Services	752,877
80,207	@, S	E*Trade Financial Corp.	140,362
7,679		Federated Investors, Inc.	202,495
12,919		Franklin Resources, Inc.	1,299,651
6,300	@, L	IntercontinentalExchange, Inc.	612,297
36,000	@	Invesco Ltd.	819,360
15,732		Janus Capital Group, Inc.	223,080
14,045		Legg Mason, Inc.	435,816
12,300	@	Nasdaq Stock Market, Inc.	258,915
22,500		NYSE Euronext	650,025
40,463	@	SLM Corp.	352,837
22,110		T. Rowe Price Group, Inc.	1,010,427
			14,402,062
		Electric: 3.3%
57,663	@	AES Corp.	854,566
14,676		Allegheny Energy, Inc.	389,208
20,209		Ameren Corp.	510,884
41,273		American Electric Power Co., Inc.	1,279,050
19,797		CMS Energy Corp.	265,280
23,800		Consolidated Edison, Inc.	974,372
17,337		Constellation Energy Group, Inc.	561,199
51,470		Dominion Resources, Inc.	1,775,715
14,269		DTE Energy Co.	501,413
112,143		Duke Energy Corp.	1,765,131
43,824	@	Dynegy, Inc. - Class A	111,751
28,202		Edison International	947,023
16,986		Entergy Corp.	1,356,502
57,048	S	Exelon Corp.	2,830,722
26,321		FirstEnergy Corp.	1,203,396
35,586		FPL Group, Inc.	1,965,415
6,594		Integrys Energy Group, Inc.	236,659
15,200		Northeast Utilities	360,848
32,033		Pacific Gas & Electric Co.	1,297,016
19,100		Pepco Holdings, Inc.	284,208
8,791		Pinnacle West Capital Corp.	288,521
32,593		PPL Corp.	988,872
24,111		Progress Energy, Inc.	941,776
43,720		Public Service Enterprise Group, Inc.	1,374,557
9,500		SCANA Corp.	331,550
68,856		Southern Co.	2,180,670
18,471		TECO Energy, Inc.	260,072
10,099		Wisconsin Energy Corp.	456,172
39,437		Xcel Energy, Inc.	758,768
			27,051,316
		Electrical Components & Equipment: 0.3%
64,993		Emerson Electric Co.	2,604,919
11,770		Molex, Inc.	245,758
			2,850,677
		Electronics: 0.5%
29,822	@	Agilent Technologies, Inc.	829,946
14,800		Amphenol Corp.	557,664
13,100	@	Flir Systems, Inc.	366,407
15,935		Jabil Circuit, Inc.	213,688
10,119		PerkinElmer, Inc.	194,690
35,303	@	Thermo Electron Corp.	1,541,682
8,291	@	Waters Corp.	463,135
			4,167,212
		Engineering & Construction: 0.2%
15,518		Fluor Corp.	789,090
10,700	@	Jacobs Engineering Group, Inc.	491,665
			1,280,755
		Entertainment: 0.1%
25,630		International Game Technology	550,532
			550,532
		Environmental Control: 0.3%
27,851		Republic Services, Inc.	740,001
7,400	@	Stericycle, Inc.	358,530
42,586		Waste Management, Inc.	1,269,915
			2,368,446
		Food: 1.9%
16,700		Campbell Soup Co.	544,754
38,200		ConAgra Foods, Inc.	828,176
15,620	@	Dean Foods Co.	277,880
28,157		General Mills, Inc.	1,812,748
14,304		Hershey Co.	555,853
27,281		HJ Heinz Co.	1,084,420
6,000		Hormel Foods Corp.	213,120
10,250		JM Smucker Co.	543,353
22,180		Kellogg Co.	1,091,921
127,600		Kraft Foods, Inc.	3,352,052
56,392		Kroger Co.	1,163,931

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Food (continued)
11,268		McCormick & Co., Inc.	$382,436
36,006		Safeway, Inc.	710,038
60,184		Sara Lee Corp.	670,450
18,333		Supervalu, Inc.	276,095
51,154		Sysco Corp.	1,271,177
26,420		Tyson Foods, Inc.	333,685
12,200	@, L	Whole Foods Market, Inc.	371,978
			15,484,067
		Forest Products & Paper: 0.2%
37,422		International Paper Co.	831,891
14,768		MeadWestvaco Corp.	329,474
18,280		Weyerhaeuser Co.	669,962
			1,831,327
		Gas: 0.2%
33,411		CenterPoint Energy, Inc.	415,299
3,923		Nicor, Inc.	143,543
23,826		NiSource, Inc.	330,943
21,267		Sempra Energy	1,059,309
			1,949,094
		Hand/Machine Tools: 0.1%
5,192		Black & Decker Corp.	240,338
4,949		Snap-On, Inc.	172,027
6,907		Stanley Works	294,860
			707,225
		Healthcare - Products: 3.7%
52,136		Baxter International, Inc.	2,972,273
20,687		Becton Dickinson & Co.	1,442,918
130,392	@	Boston Scientific Corp.	1,380,851
15,611	@	CareFusion Corp.	340,320
8,421		CR Bard, Inc.	661,975
12,900		Densply International, Inc.	445,566
13,916	@	Hospira, Inc.	620,654
3,300	@	Intuitive Surgical, Inc.	865,425
238,420		Johnson & Johnson	14,517,394
95,723		Medtronic, Inc.	3,522,606
8,085	@	Patterson Cos., Inc.	220,316
30,051	@	St. Jude Medical, Inc.	1,172,290
24,433		Stryker Corp.	1,109,991
10,900	@	Varian Medical Systems, Inc.	459,217
18,543	@	Zimmer Holdings, Inc.	991,123
			30,722,919
		Healthcare - Services: 1.1%
37,764		Aetna, Inc.	1,050,972
23,568		Cigna Corp.	662,025
12,975	@	Coventry Health Care, Inc.	258,981
9,000	@	DaVita, Inc.	509,760
14,668	@	Humana, Inc.	547,116
9,360	@	Laboratory Corp. of America Holdings	614,952
13,461		Quest Diagnostics	702,530
37,403	@	Tenet Healthcare Corp.	219,930
100,549		UnitedHealth Group, Inc.	2,517,747
41,079	@	WellPoint, Inc.	1,945,501
			9,029,514
		Holding Companies - Diversified: 0.1%
16,400	@	Leucadia National Corp.	405,408
			405,408
		Home Builders: 0.1%
23,815		D.R. Horton, Inc.	271,729
6,362		KB Home	105,673
13,375		Lennar Corp.	190,594
27,372		Pulte Homes, Inc.	300,818
			868,814
		Home Furnishings: 0.1%
5,960		Harman International Industries, Inc.	201,925
6,356		Whirlpool Corp.	444,666
			646,591
		Household Products/Wares: 0.5%
9,733		Avery Dennison Corp.	350,485
12,027		Clorox Co.	707,428
13,028		Fortune Brands, Inc.	559,943
35,837		Kimberly-Clark Corp.	2,113,666
			3,731,522
		Housewares: 0.0%
24,053		Newell Rubbermaid, Inc.	377,392
			377,392
		Insurance: 2.6%
40,491		Aflac, Inc.	1,730,585
46,403		Allstate Corp.	1,420,860
11,639	L	American International Group, Inc.	513,396
23,792		AON Corp.	968,096
10,200		Assurant, Inc.	327,012
30,287		Chubb Corp.	1,526,768

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
14,029		Cincinnati Financial Corp.	$364,614
37,440		Genworth Financial, Inc.	447,408
33,254		Hartford Financial Services Group, Inc.	881,231
26,179		Lincoln National Corp.	678,298
31,421		Loews Corp.	1,076,169
45,298		Marsh & McLennan Cos., Inc.	1,120,220
13,649	@, L	MBIA, Inc.	105,916
70,806		Metlife, Inc.	2,695,584
27,616		Principal Financial Group, Inc.	756,402
58,741	@	Progressive Corp.	973,926
40,078		Prudential Financial, Inc.	2,000,293
7,179		Torchmark Corp.	311,784
49,143		Travelers Cos., Inc.	2,419,310
28,627		UnumProvident Corp.	613,763
29,599	@@	XL Capital, Ltd.	516,799
			21,448,434
		Internet: 2.4%
14,900	@	Akamai Technologies, Inc.	293,232
28,785	@	Amazon.com, Inc.	2,687,368
97,107	@	eBay, Inc.	2,292,696
18,200	@	Expedia, Inc.	435,890
20,795	@	Google, Inc. - Class A	10,311,201
13,600	@	McAfee, Inc.	595,544
70,465	@	Symantec Corp.	1,160,559
16,700	@	VeriSign, Inc.	395,623
103,173	@	Yahoo!, Inc.	1,837,511
			20,009,624
		Iron/Steel: 0.3%
9,500		AK Steel Holding Corp.	187,435
8,500		Allegheny Technologies, Inc.	297,415
27,197		Nucor Corp.	1,278,531
12,446		United States Steel Corp.	552,229
			2,315,610
		Leisure Time: 0.2%
37,915		Carnival Corp.	1,261,811
20,290		Harley-Davidson, Inc.	466,670
			1,728,481
		Lodging: 0.2%
21,709		Marriott International, Inc.	598,951
16,124		Starwood Hotels & Resorts Worldwide, Inc.	532,576
15,434		Wyndham Worldwide Corp.	251,883
6,000	@, L	Wynn Resorts Ltd.	425,340
			1,808,750
		Machinery - Construction & Mining: 0.3%
53,780		Caterpillar, Inc.	2,760,527
			2,760,527
		Machinery - Diversified: 0.4%
17,464		Cummins, Inc.	782,562
36,628		Deere & Co.	1,572,074
4,800		Flowserve Corp.	472,992
12,312		Rockwell Automation, Inc.	524,491
			3,352,119
		Media: 2.4%
58,650		CBS Corp. - Class B	706,733
248,263		Comcast Corp. — Class A	4,193,162
38,920	@, L	DIRECTV Group, Inc.	1,073,414
20,323		Gannett Co., Inc.	254,241
27,197		McGraw-Hill Cos., Inc.	683,733
3,133		Meredith Corp.	93,802
10,014		New York Times Co.	81,314
194,525		News Corp. - Class A	2,332,355
7,700		Scripps Networks Interactive - Class A	284,515
30,519	@	Time Warner Cable, Inc.	1,315,064
102,551		Time Warner, Inc.	2,951,418
52,520	@	Viacom - Class B	1,472,661
160,749		Walt Disney Co.	4,414,168
			19,856,580
		Metal Fabricate/Hardware: 0.2%
12,100		Precision Castparts Corp.	1,232,627
			1,232,627
		Mining: 0.7%
84,258		Alcoa, Inc.	1,105,465
35,610		Freeport-McMoRan Copper & Gold, Inc.	2,443,202
42,368		Newmont Mining Corp.	1,865,039
7,300		Titanium Metals Corp.	70,007
10,800		Vulcan Materials Co.	583,956
			6,067,669
		Miscellaneous Manufacturing: 3.5%
60,362		3M Co.	4,454,716
22,433		Danaher Corp.	1,510,190
16,133		Dover Corp.	625,315
23,180	L	Eastman Kodak Co.	110,800

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
14,295		Eaton Corp.	$808,954
919,200		General Electric Co.	15,093,249
65,042		Honeywell International, Inc.	2,416,310
33,286		Illinois Tool Works, Inc.	1,421,645
15,738		ITT Corp.	820,737
13,511		Leggett & Platt, Inc.	262,113
10,152		Pall Corp.	327,707
13,845		Parker Hannifin Corp.	717,725
23,384		Textron, Inc.	443,828
			29,013,289
		Office/Business Equipment: 0.1%
17,954		Pitney Bowes, Inc.	446,157
75,202		Xerox Corp.	582,063
			1,028,220
		Oil & Gas: 9.5%
42,478		Anadarko Petroleum Corp.	2,664,645
29,011		Apache Corp.	2,664,080
9,000		Cabot Oil & Gas Corp.	321,750
55,500		Chesapeake Energy Corp.	1,576,200
173,485		Chevron Corp.	12,218,549
128,244		ConocoPhillips	5,791,499
21,600	@	Denbury Resources, Inc.	326,808
38,399		Devon Energy Corp.	2,585,405
6,000	L	Diamond Offshore Drilling	573,120
12,300		ENSCO International, Inc.	523,242
21,822		EOG Resources, Inc.	1,822,355
11,300		EQT Corp.	481,380
415,675		ExxonMobil Corp.	28,519,462
25,130		Hess Corp.	1,343,450
61,234		Marathon Oil Corp.	1,953,365
16,505		Murphy Oil Corp.	950,193
24,612	@, @@	Nabors Industries Ltd.	514,391
15,000		Noble Energy, Inc.	989,400
70,139		Occidental Petroleum Corp.	5,498,898
10,000		Pioneer Natural Resources Co.	362,900
15,100		Questar Corp.	567,156
13,600		Range Resources Corp.	671,296
9,872		Rowan Cos., Inc.	227,747
29,800	@	Southwestern Energy Co.	1,271,864
10,088		Sunoco, Inc.	287,004
12,100		Tesoro Corp.	181,258
48,706		Valero Energy Corp.	944,409
50,138		XTO Energy, Inc.	2,071,702
			77,903,528
		Oil & Gas Services: 1.6%
26,770		Baker Hughes, Inc.	1,142,008
25,220		BJ Services Co.	490,025
19,000	@	Cameron International Corp.	718,580
10,600	@	FMC Technologies, Inc.	553,744
78,042		Halliburton Co.	2,116,499
36,200	@	National Oilwell Varco, Inc.	1,561,306
103,582		Schlumberger Ltd.	6,173,487
19,036		Smith International, Inc.	546,333
			13,301,982
		Packaging & Containers: 0.2%
8,146		Ball Corp.	400,783
9,326		Bemis Co.	241,637
14,600	@	Owens-Illinois, Inc.	538,740
11,461	@	Pactiv Corp.	298,559
13,760		Sealed Air Corp.	270,109
			1,749,828
		Pharmaceuticals: 6.0%
133,728		Abbott Laboratories	6,615,524
26,562		Allergan, Inc.	1,507,659
25,724		AmerisourceBergen Corp.	575,703
171,318		Bristol-Myers Squibb Co.	3,858,081
31,122		Cardinal Health, Inc.	834,070
6,500	@	Cephalon, Inc.	378,560
87,493		Eli Lilly & Co.	2,889,894
23,706	@	Express Scripts, Inc.	1,839,111
26,104	@	Forest Laboratories, Inc.	768,502
21,500	@	King Pharmaceuticals, Inc.	231,555
23,006		McKesson Corp.	1,370,007
40,988	@	Medco Health Solutions, Inc.	2,267,046
182,447		Merck & Co., Inc.	5,770,799
26,363	@, L	Mylan Laboratories	422,072
583,777		Pfizer, Inc.	9,661,509
141,330		Schering-Plough Corp.	3,992,573
9,178	@	Watson Pharmaceuticals, Inc.	336,282
115,441		Wyeth	5,608,124
			48,927,071

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Pipelines: 0.3%
60,604		El Paso Corp.	$625,433
55,921		Spectra Energy Corp.	1,059,144
50,386		Williams Cos., Inc.	900,398
			2,584,975
		Real Estate: 0.0%
20,800	@	CB Richard Ellis Group, Inc.	244,192
			244,192
		Retail: 6.0%
7,600		Abercrombie & Fitch Co.	249,888
8,130	@, L	Autonation, Inc.	146,990
2,767	@	Autozone, Inc.	404,591
22,624	@	Bed Bath & Beyond, Inc.	849,305
29,555		Best Buy Co., Inc.	1,108,904
7,112	@	Big Lots, Inc.	177,942
37,600		Costco Wholesale Corp.	2,122,896
124,847		CVS Caremark Corp.	4,462,032
12,069		Darden Restaurants, Inc.	411,915
12,043		Family Dollar Stores, Inc.	317,935
14,200	@	GameStop Corp.	375,874
41,612		Gap, Inc.	890,497
147,400		Home Depot, Inc.	3,926,736
20,422		JC Penney Co., Inc.	689,243
26,453	@	Kohl’s Corp.	1,509,144
23,138		Limited Brands, Inc.	393,115
127,852		Lowe’s Cos., Inc.	2,677,221
36,359		Macy’s, Inc.	665,006
94,356		McDonald’s Corp.	5,384,897
14,269	L	Nordstrom, Inc.	435,775
23,754	@	Office Depot, Inc.	157,251
11,800	@	O’Reilly Automotive, Inc.	426,452
10,843		RadioShack Corp.	179,669
4,282	@, L	Sears Holding Corp.	279,657
62,519		Staples, Inc.	1,451,691
63,751	@	Starbucks Corp.	1,316,458
65,049		Target Corp.	3,036,487
10,768		Tiffany & Co.	414,891
36,705		TJX Cos., Inc.	1,363,591
85,867		Walgreen Co.	3,217,436
186,773		Wal-Mart Stores, Inc.	9,168,687
40,310		Yum! Brands, Inc.	1,360,866
			49,573,042
		Savings & Loans: 0.1%
40,800		Hudson City Bancorp., Inc.	536,520
30,100		People’s United Financial, Inc.	468,356
			1,004,876
		Semiconductors: 2.6%
48,462	@, L	Advanced Micro Devices, Inc.	274,295
25,460		Altera Corp.	522,185
25,226		Analog Devices, Inc.	695,733
115,343		Applied Materials, Inc.	1,545,596
37,286	@	Broadcom Corp.	1,144,307
484,232		Intel Corp.	9,476,420
14,794		KLA-Tencor Corp.	530,513
19,276		Linear Technology Corp.	532,596
56,365	@	LSI Logic Corp.	309,444
19,300	@	MEMC Electronic Materials, Inc.	320,959
15,800		Microchip Technology, Inc.	418,700
73,215	@	Micron Technology, Inc.	600,363
20,282		National Semiconductor Corp.	289,424
8,399	@	Novellus Systems, Inc.	176,211
47,413	@	Nvidia Corp.	712,617
10,184	@	QLogic Corp.	175,165
15,142	@	Teradyne, Inc.	140,064
109,160		Texas Instruments, Inc.	2,586,000
23,847		Xilinx, Inc.	558,497
			21,009,089
		Software: 4.0%
45,451	@	Adobe Systems, Inc.	1,501,701
19,902	@	Autodesk, Inc.	473,668
15,878	@	BMC Software, Inc.	595,901
34,484		CA, Inc.	758,303
15,811	@	Citrix Systems, Inc.	620,266
20,541	@	Compuware Corp.	150,566
4,600		Dun & Bradstreet Corp.	346,472
27,993	@	Electronic Arts, Inc.	533,267
16,600		Fidelity National Information Services, Inc.	423,466
13,358	@	Fiserv, Inc.	643,856
15,809		IMS Health, Inc.	242,668
27,926	@	Intuit, Inc.	795,891
670,602		Microsoft Corp.	17,361,886
29,990	@	Novell, Inc.	135,255
337,804		Oracle Corp.	7,039,835

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Software (continued)
16,300	@	Red Hat, Inc.	$450,532
9,400	@	Salesforce.com, Inc.	535,142
			32,608,675
		Telecommunications: 6.1%
34,100	@	American Tower Corp.	1,241,240
510,327		AT&T, Inc.	13,783,932
25,718		CenturyTel, Inc.	864,125
7,954	@	Ciena Corp.	129,491
498,868	@	Cisco Systems, Inc.	11,743,353
134,436		Corning, Inc.	2,058,215
26,995		Frontier Communications Corp.	203,542
11,300		Harris Corp.	424,880
18,787	@	JDS Uniphase Corp.	133,576
45,385	@	Juniper Networks, Inc.	1,226,303
22,500	@	MetroPCS Communications, Inc.	210,600
198,590		Motorola, Inc.	1,705,888
143,752		Qualcomm, Inc.	6,465,965
128,192	L	Qwest Communications International, Inc.	488,412
248,784	@	Sprint Nextel Corp.	982,697
34,305	@	Tellabs, Inc.	237,391
245,736		Verizon Communications, Inc.	7,438,429
37,790		Windstream Corp.	382,813
			49,720,852
		Textiles: 0.0%
11,416		Cintas Corp.	346,019
			346,019
		Toys/Games/Hobbies: 0.1%
10,923		Hasbro, Inc.	303,113
31,100		Mattel, Inc.	574,106
			877,219
		Transportation: 1.9%
22,693		Burlington Northern Santa Fe Corp.	1,811,582
14,600		CH Robinson Worldwide, Inc.	843,150
33,892		CSX Corp.	1,418,719
18,400		Expeditors International Washington, Inc.	646,760
27,035		FedEx Corp.	2,033,573
31,814		Norfolk Southern Corp.	1,371,502
4,837		Ryder System, Inc.	188,933
43,598		Union Pacific Corp.	2,543,943
85,976		United Parcel Service, Inc. - Class B	4,855,065
			15,713,227
		Total Common Stock
		(Cost $798,241,808)	798,284,954
REAL ESTATE INVESTMENT TRUSTS: 1.1%
		Apartments: 0.2%
10,128		Apartment Investment & Management Co.	149,388
6,904		AvalonBay Communities, Inc.	502,128
23,747		Equity Residential	729,033
			1,380,549
		Diversified: 0.1%
13,509		Vornado Realty Trust	870,115
			870,115
		Forest Products & Paper: 0.0%
14,115		Plum Creek Timber Co., Inc.	432,484
			432,484
		Healthcare: 0.2%
25,400		HCP, Inc.	729,996
10,400		Health Care Real Estate Investment Trust, Inc.	432,848
13,500		Ventas, Inc.	519,750
			1,682,594
		Hotels: 0.1%
52,200	@	Host Hotels & Resorts, Inc.	614,394
			614,394
		Office Property: 0.1%
11,995		Boston Properties, Inc.	786,272
			786,272
		Regional Malls: 0.2%
24,520		Simon Property Group, Inc.	1,702,424
			1,702,424
		Shopping Centers: 0.0%
32,555		Kimco Realty Corp.	424,517
			424,517
		Storage: 0.1%
11,735		Public Storage, Inc.	882,941
			882,941
		Warehouse/Industrial: 0.1%
38,315		Prologis	456,715
			456,715
		Total Real Estate Investment Trusts
		(Cost $9,547,786)	9,233,005
		Total Long-Term Investments
		(Cost $807,789,594)	807,517,959

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 2.0%
		Affiliated Mutual Fund: 1.3%
10,216,000	S	ING Institutional Prime Money Market Fund - Class I		$10,216,000
		Total Mutual Fund
		(Cost $10,216,000)		10,216,000

Principal Amount				Value
		Securities Lending Collateral(cc): 0.7%
$5,388,002		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$5,388,002
425,091		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		340,073
		Total Securities Lending Collateral
		(Cost $5,813,093)		5,728,075
		Total Short-Term Investments
		(Cost $16,029,093)		15,944,075
		Total Investments in Securities
		(Cost $823,818,687)*	100.5%	$823,462,034
		Other Assets and Liabilities - Net	(0.5)	(3,823,317)
		Net Assets	100.0%	$819,638,717

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.

	*	Cost for federal income tax purposes is $825,596,936.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$70,363,404
		Gross Unrealized Depreciation		(72,498,306)
		Net Unrealized Depreciation		$(2,134,902)

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$798,284,954	$—	$—	$798,284,954
Real Estate Investment Trusts	9,233,005	—	—	9,233,005
Short-Term Investments	15,604,002	340,073	—	15,944,075
Total Investments, at value	$823,121,961	$340,073	$—	$823,462,034
Other Financial Instruments+:
Futures	63,811	—	—	63,811
Total Assets	$823,185,772	$340,073	$—	$823,525,845

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Stock Index Portfolio Open Futures Contracts on September 30, 2009:

			Unrealized
	Number of		Appreciation/
Contract Description	Contracts	Expiration Date	(Depreciation)
Long Contracts
S&P 500	47	12/17/09	$63,811
			$63,811

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Equity contracts	$63,811
Total	$63,811

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 63.4%
		Aerospace/Defense: 3.8%
809,300		Goodrich Corp.	$43,977,362
592,100		Lockheed Martin Corp.	46,231,168
258,700		Northrop Grumman Corp.	13,387,725
381,700		United Technologies Corp.	23,256,981
			126,853,236
		Agriculture: 2.3%
361,500		Altria Group, Inc.	6,438,315
1,422,600		Philip Morris International, Inc.	69,337,524
			75,775,839
		Auto Parts & Equipment: 0.2%
183,100	@@	Toyota Industries Corp.	5,012,332
			5,012,332
		Banks: 4.5%
1,677,002		Bank of America Corp.	28,374,874
1,235,100		JPMorgan Chase & Co.	54,122,082
500,000		State Street Corp.	26,300,000
332,100		US Bancorp.	7,259,706
1,167,900		Wells Fargo & Co.	32,911,422
			148,968,084
		Beverages: 1.6%
165,600		Coca-Cola Co.	8,892,720
762,800		PepsiCo, Inc.	44,745,848
			53,638,568
		Chemicals: 0.1%
39,700		Air Products & Chemicals, Inc.	3,079,926
			3,079,926
		Commercial Services: 1.4%
2,469,800		Western Union Co.	46,728,616
			46,728,616
		Computers: 0.8%
219,200		International Business Machines Corp.	26,218,512
			26,218,512
		Cosmetics/Personal Care: 1.3%
758,373		Procter & Gamble Co.	43,924,964
			43,924,964
		Distribution/Wholesale: 0.2%
408,800	@@	Mitsubishi Corp.	8,221,919
			8,221,919
		Diversified Financial Services: 1.3%
385,100		Affiliated Managers Group, Inc.	14,465,319
771,468		Ameriprise Financial, Inc.	28,027,432
			42,492,751
		Electric: 4.4%
1,031,783		American Electric Power Co., Inc.	31,974,955
569,200		Entergy Corp.	45,456,312
160,800		FPL Group, Inc.	8,880,984
1,155,000		NV Energy, Inc.	13,386,450
866,600		OGE Energy Corp.	28,667,128
449,000		Pacific Gas & Electric Co.	18,180,010
			146,545,839
		Electronics: 1.3%
133,150	@, @@	Mettler Toledo International, Inc.	12,062,059
1,402,608	@, @@	Tyco Electronics Ltd.	31,250,106
			43,312,165
		Food: 3.2%
265,400		Campbell Soup Co.	8,657,348
480,092		General Mills, Inc.	30,908,323
376,800		HJ Heinz Co.	14,977,800
1,062,200		Kellogg Co.	52,292,106
			106,835,577
		Gas: 1.4%
1,776,800		CenterPoint Energy, Inc.	22,085,624
522,642		Sempra Energy	26,032,798
			48,118,422
		Healthcare - Products: 7.9%
334,700		Baxter International, Inc.	19,081,247
99,500		Becton Dickinson & Co.	6,940,125
1,325,055	@	CareFusion Corp.	28,886,199
1,947,100	@@	Covidien PLC	84,231,546
496,000		CR Bard, Inc.	38,990,560
244,500		Densply International, Inc.	8,445,030
516,702	@	Henry Schein, Inc.	28,372,107
547,500		Johnson & Johnson	33,337,275
363,033		Stryker Corp.	16,492,589
			264,776,678
		Household Products/Wares: 0.0%
34,100		Fortune Brands, Inc.	1,465,618
			1,465,618

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Insurance: 2.6%
1,225,400		AON Corp.	$49,861,526
121,300	@	White Mountains Insurance Group Ltd.	37,240,313
			87,101,839
		Machinery - Diversified: 0.2%
119,400		Roper Industries, Inc.	6,087,012
			6,087,012
		Media: 4.2%
2,129,500		Cablevision Systems Corp.	50,575,625
242,900	@	Discovery Communications, Inc. - Class A	7,017,381
255,100	@	Discovery Communications, Inc. - Class C	6,640,253
2,682,833		Time Warner, Inc.	77,211,925
			141,445,184
		Miscellaneous Manufacturing: 3.9%
499,500		3M Co.	36,863,100
1,088,731		Danaher Corp.	73,293,371
608,100	@@	Tyco International Ltd.	20,967,288
			131,123,759
		Oil & Gas: 4.1%
946,000	@	CNX Gas Corp.	29,042,200
1,222,000		ExxonMobil Corp.	83,841,420
138,100	@@	Japan Petroleum Exploration Co.	7,024,293
269,500		Murphy Oil Corp.	15,515,115
			135,423,028
		Pharmaceuticals: 3.3%
418,680		Allergan, Inc.	23,764,277
430,961		Cardinal Health, Inc.	11,549,755
312,800		McKesson Corp.	18,627,240
1,114,900		Pfizer, Inc.	18,451,595
757,500		Wyeth	36,799,350
			109,192,217
		Pipelines: 3.5%
3,294,800		Spectra Energy Corp.	62,403,512
3,046,300		Williams Cos., Inc.	54,437,381
			116,840,893
		Real Estate: 0.3%
387,695	@, L	St. Joe Co.	11,289,678
			11,289,678
		Retail: 3.5%
31,290	@	Autozone, Inc.	4,575,224
696,200		CVS Caremark Corp.	24,882,188
159,400	@	Kohl’s Corp.	9,093,770
1,919,900		Lowe’s Cos., Inc.	40,202,706
439,400		McDonald’s Corp.	25,076,558
300,700		Wal-Mart Stores, Inc.	14,761,363
			118,591,809
		Software: 1.1%
482,000	@	Electronic Arts, Inc.	9,182,100
1,023,300		Microsoft Corp.	26,493,237
			35,675,337
		Telecommunications: 1.0%
1,513,900	@@	Vodafone Group PLC ADR	34,062,750
			34,062,750
		Total Common Stock
		(Cost $1,848,166,910)	2,118,802,552
PREFERRED STOCK: 1.6%
		Electric: 0.3%
7,700	P	NRG Energy, Inc.	10,964,800
			10,964,800
		Food: 0.1%
42	#, I	HJ Heinz Finance Co.	4,327,313
			4,327,313
		Housewares: 0.4%
333,900	P, L	Newell Financial Trust I	11,895,188
			11,895,188
		Insurance: 0.5%
308,200	@@	Aspen Insurance Holdings Ltd.	15,641,150
			15,641,150
		Oil & Gas: 0.0%
15,400		Goodrich Petroleum Corp.	736,313
			736,313
		Sovereign: 0.0%
164	P	Federal National Mortgage Association - Convertible Series 2004-1	1,004,500
			1,004,500
		Telecommunications: 0.3%
171,700		Crown Castle International Corp.	9,010,816
			9,010,816
		Total Preferred Stock
		(Cost $70,952,213)	53,580,080

# of
Contracts		Value
POSITIONS IN PURCHASED OPTIONS: 0.0%
	Exchange-Traded Call Options 0.0%
107	Automatic Data Processing, Inc.
	Strike @ 50 - Exp 01/16/10	$535

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2009 (Unaudited) (continued)

# of
Contracts		Value
	Exchange-Traded Call Options (continued)
111	Danaher Corp.
	Strike @ 80 - Exp 01/16/10	$3,885
114	International Paper Co.
	Strike @ 35 - Exp 01/16/10	855
345	Johnson & Johnson
	Strike @ 65 - Exp 01/16/10	22,425
212	Johnson & Johnson
	Strike @ 70 - Exp 01/16/10	3,180
42	Northrop Grumman Corp.
	Strike @ 80 - Exp 01/16/10	210
902	Wellpoint Inc.
	Strike @ 50 - Exp 01/16/10	284,130
	Total Positions in Purchased Options
	(Cost $973,421)	315,220

Principal Amount			Value
CONVERTIBLE BONDS: 6.6%
		Biotechnology: 0.7%
$20,874,000		Millipore Corp., 3.750%, due 06/01/26	$21,813,330
			21,813,330
		Coal: 0.7%
24,423,000		Peabody Energy Corp., 4.750%, due 12/15/41	21,614,355
			21,614,355
		Diversified Financial Services: 0.1%
4,463,000		NASDAQ OMX Group, Inc., 2.500%, due 08/15/13	3,910,704
			3,910,704
		Electrical Components & Equipment: 0.1%
2,620,000		Sunpower Corp. - Class A, 4.750%, due 04/15/14	3,379,800
			3,379,800
		Electronics: 0.2%
9,135,000		Newport Corp., 2.500%, due 02/15/12	8,073,056
			8,073,056
		Healthcare - Services: 0.3%
10,265,000		LifePoint Hospitals, Inc., 3.250%, due 08/15/25	9,033,200
			9,033,200
		Hotels: 0.4%
15,463,000	#	Host Hotels & Resorts L.P., 2.625%, due 04/15/27	14,283,946
			14,283,946
		Internet: 0.0%
1,214,000		VeriSign, Inc., 3.250%, due 08/15/37	1,059,215
			1,059,215
		Iron/Steel: 0.2%
3,406,000		United States Steel Corp., 4.000%, due 05/15/14	5,432,570
			5,432,570
		Media: 0.3%
11,628,000		Liberty Media Corp., 3.125%, due 03/30/23	11,569,860
			11,569,860
		Mining: 0.5%
5,609,000	L	Newmont Mining Corp., 1.250%, due 07/15/14	6,702,755
7,641,000		Newmont Mining Corp., 1.625%, due 07/15/17	8,968,624
			15,671,379
		Miscellaneous Manufacturing: 0.0%
630,000		Actuant Corp., 2.000%, due 11/15/23	645,750
			645,750
		Office Property: 0.0%
1,350,000	#	Kilroy Realty L.P., 3.250%, due 04/15/12	1,220,063
			1,220,063
		Oil & Gas: 0.1%
622,000		Goodrich Petroleum Corp., 3.250%, due 12/01/26	580,793
2,193,000		Quicksilver Resources, Inc., 1.875%, due 11/01/24	2,494,538
			3,075,331
		Oil & Gas Services: 0.5%
13,608,000		Oil States International, Inc., 2.375%, due 07/01/25	17,503,290
			17,503,290
		Regional Malls: 0.2%
9,420,000	#, ±, I, L	General Growth Properties, Inc., 3.980%, due 04/15/27	6,405,600
			6,405,600
		Semiconductors: 2.0%
47,607,000		Linear Technology Corp., 3.000%, due 05/01/27	46,178,790
22,280,000	L	Xilinx, Inc., 3.125%, due 03/15/37	19,689,950
			65,868,740
		Telecommunications: 0.3%
8,804,000		Lucent Technologies, Inc., 2.875%, due 06/15/25	7,395,360
2,656,000		SBA Communications Corp., 1.875%, due 05/01/13	2,466,760
			9,862,120
		Total Convertible Bonds
		(Cost $212,588,160)	220,422,309
CORPORATE BONDS/NOTES: 16.9%
		Aerospace/Defense: 0.1%
1,715,000	#, I	BAE Systems Holdings, Inc., 6.375%, due 06/01/19	1,895,806
			1,895,806

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Airlines: 0.1%
$1,220,000		American Airlines Pass-Through Trust, 10.375%, due 07/02/19	$1,332,850
2,790,000		Continental Airlines, Inc., 9.000%, due 07/08/16	2,966,119
			4,298,969
		Auto Parts & Equipment: 0.1%
3,500,000		Lear Corp., 0.000%, due 04/25/12	3,174,063
			3,174,063
		Banks: 1.3%
18,586,000		JPMorgan Chase & Co., 0.533%, due 12/26/12	18,758,775
23,621,000	@@	Kreditanstalt fuer Wiederaufbau, 4.875%, due 06/17/19	25,735,883
			44,494,658
		Biotechnology: 0.1%
1,783,125		Invitrogen Corp., 5.250%, due 06/11/15	1,797,970
			1,797,970
		Building Materials: 0.6%
1,629,739		Georgia Pacific, 2.464%, due 08/22/14	1,609,368
20,002,480		Georgia-Pacific Corp., 2.464%, due 12/20/12	19,302,393
			20,911,761
		Chemicals: 0.0%
1,364,758		Ashland, Inc., 7.650%, due 05/20/14	1,397,455
			1,397,455
		Coal: 0.0%
1,200,000		Peabody Energy Corp., 6.875%, due 03/15/13	1,218,000
			1,218,000
		Cosmetics/Personal Care: 0.1%
2,205,000		Procter & Gamble Co., 5.500%, due 02/01/34	2,334,908
			2,334,908
		Diversified Financial Services: 0.6%
2,570,000	@@	BP Capital Markets PLC, 4.750%, due 03/10/19	2,707,187
5,125,000		Janus Capital Group, Inc., 6.950%, due 06/15/17	4,883,971
10,199,560		Nuveen Investments, 3.504%, due 11/09/14	8,858,318
3,875,000		Teco Finance, Inc., 7.000%, due 05/01/12	4,159,069
			20,608,545
		Electric: 0.9%
985,000		Black Hills Corp., 9.000%, due 05/15/14	1,117,427
7,875,000	#, I	Calpine Construction Finance Co. L.P., 8.000%, due 06/01/16	8,111,250
2,575,000		CILCORP, Inc., 8.700%, due 10/15/09	2,578,166
1,405,000	L	Dominion Resources, Inc., 5.200%, due 08/15/19	1,461,648
2,470,000		Duke Energy Corp., 6.300%, due 02/01/14	2,735,110
1,380,000	#, I	Kansas Gas & Electric, 6.700%, due 06/15/19	1,583,071
3,030,000		Nisource Finance Corp., 0.977%, due 11/23/09	3,028,780
2,455,000		Pacific Gas & Electric Co., 1.252%, due 06/10/10	2,469,214
2,270,000		Public Service Co. of Colorado, 5.125%, due 06/01/19	2,438,121
490,000		Southern Co., 4.150%, due 05/15/14	506,711
2,745,000		Virginia Electric and Power Co., 6.000%, due 01/15/36	3,038,926
			29,068,424
		Electronics: 0.0%
1,220,000		Agilent Technologies, Inc., 5.500%, due 09/14/15	1,256,517
			1,256,517
		Environmental Control: 0.0%
1,467,000	#, I	Republic Services, Inc., 5.500%, due 09/15/19	1,514,127
			1,514,127
		Food: 1.6%
4,175,000		Kellogg Co., 4.450%, due 05/30/16	4,372,832
1,230,000		Kellogg Co., 5.125%, due 12/03/12	1,336,149
2,570,000		Kraft Foods, Inc., 6.125%, due 02/01/18	2,727,826
42,752,057		WM Wrigley Jr. Co., 6.500%, due 07/17/14	43,494,874
			51,931,681
		Forest Products & Paper: 0.1%
2,300,000	#	Georgia-Pacific Corp., 8.250%, due 05/01/16	2,397,750
			2,397,750
		Gas: 0.0%
1,240,000		Atmos Energy Corp., 8.500%, due 03/15/19	1,533,468
			1,533,468
		Healthcare - Products: 0.6%
1,230,000		Beckman Coulter, Inc., 6.000%, due 06/01/15	1,343,448
1,230,000		Beckman Coulter, Inc., 7.000%, due 06/01/19	1,412,903
1,230,000		Becton Dickinson & Co., 5.000%, due 05/15/19	1,301,616
6,403,194		BSC International, 2.033%, due 04/21/11	6,271,129
2,435,000	#, I	CareFusion Corp., 6.375%, due 08/01/19	2,645,769
4,660,000		Johnson & Johnson, 5.950%, due 08/15/37	5,325,243
			18,300,108
		Healthcare - Services: 0.2%
7,247,975		HCA, Inc., 1.783%, due 11/18/12	6,797,695
			6,797,695
		Household Products/Wares: 0.2%
2,275,000		Fortune Brands, Inc., 5.125%, due 01/15/11	2,333,636
4,920,000		Fortune Brands, Inc., 6.375%, due 06/15/14	5,117,105
			7,450,741
		Lodging: 0.3%
3,061,000	#, I	Hyatt Hotels Corp., 6.875%, due 08/15/19	3,146,628
6,760,396		MGM Mirage, Inc., 6.000%, due 10/03/11	6,219,564
825,000	#	MGM Mirage, Inc., 10.375%, due 05/15/14	884,813
1,075,000	#	MGM Mirage, Inc., 11.125%, due 11/15/17	1,179,813
			11,430,818
		Machinery - Diversified: 0.1%
3,810,000		Roper Industries, Inc., 6.250%, due 09/01/19	3,962,320
			3,962,320

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Media: 2.8%
$3,740,530		Charter Communications, 9.250%, due 03/06/14	$3,788,222
3,141,892		CSC Holdings, Inc., 1.299%, due 02/24/12	3,022,597
3,989,691		CSC Holdings, Inc., 2.190%, due 03/30/16	3,926,853
9,300,000		CSC Holdings, Inc., 7.625%, due 04/01/11	9,695,250
870,000	#, I	DirecTV Holdings, LLC, 5.875%, due 10/01/19	868,913
5,954,430		Discovery Communications, Inc., 2.283%, due 05/14/14	5,805,570
6,234,375		Discovery Communications, Inc. - Class C, 5.250%, due 05/14/14	6,355,945
2,375,000	#	Sirius XM Radio, Inc., 9.750%, due 09/01/15	2,434,375
12,873,000		Time Warner, Inc., 0.684%, due 11/13/09	12,874,829
9,348,000		Time Warner, Inc., 6.875%, due 05/01/12	10,296,542
30,038,072		Weather Channel, 7.250%, due 10/15/15	30,638,833
3,250,000	#	XM Satellite Radio, Inc., 11.250%, due 06/15/13	3,412,500
			93,120,429
		Mining: 0.8%
20,375,000		Freeport-McMoRan Copper & Gold, Inc., 3.881%, due 04/01/15	20,441,830
3,175,000	@@	Teck Resources Ltd., 9.750%, due 05/15/14	3,508,375
2,400,000	@@	Teck Resources Ltd., 10.750%, due 05/15/19	2,802,000
			26,752,205
		Miscellaneous Manufacturing: 0.3%
1,715,000		Honeywell International, Inc., 5.000%, due 02/15/19	1,808,654
4,915,000	@@	Tyco Electronics Group SA, 6.000%, due 10/01/12	5,203,520
2,570,000	@@	Tyco Electronics Group SA, 6.550%, due 10/01/17	2,694,504
			9,706,678
		Oil & Gas: 1.4%
1,230,000		Anadarko Petroleum Corp., 8.700%, due 03/15/19	1,473,128
2,455,000		ConocoPhillips, 6.500%, due 02/01/39	2,839,976
1,575,000		Devon Energy Corp., 6.300%, due 01/15/19	1,740,762
6,140,000		EOG Resources, Inc., 5.625%, due 06/01/19	6,734,223
3,600,000	#	Forest Oil Corp., 8.500%, due 02/15/14	3,645,000
2,460,000		Hess Corp., 7.000%, due 02/15/14	2,747,808
2,460,000		Hess Corp., 8.125%, due 02/15/19	2,960,347
1,125,000	#	PetroHawk Energy Corp., 10.500%, due 08/01/14	1,215,000
1,715,000		Pride International, Inc., 8.500%, due 06/15/19	1,895,075
1,220,000		Questar Market Resources, Inc., 6.800%, due 03/01/20	1,257,965
3,400,000		Quicksilver Resources, Inc., 11.750%, due 01/01/16	3,765,500
2,125,000		Range Resources Corp., 8.000%, due 05/15/19	2,188,750
3,685,000	@@	Shell International Finance BV, 6.375%, due 12/15/38	4,391,591
5,380,000	@@	Statoil ASA, 5.250%, due 04/15/19	5,826,782
1,060,000		XTO Energy, Inc., 6.500%, due 12/15/18	1,172,252
2,440,000		XTO Energy, Inc., 6.750%, due 08/01/37	2,723,333
			46,577,492
		Packaging & Containers: 0.1%
1,325,000		Ball Corp., 7.375%, due 09/01/19	1,351,500
1,125,000	#	Silgan Holdings, Inc., 7.250%, due 08/15/16	1,141,875
			2,493,375
		Pharmaceuticals: 0.3%
7,832,000		Valeant Pharmaceuticals International, 4.000%, due 11/15/13	8,468,350
			8,468,350
		Pipelines: 0.6%
2,445,000		Boardwalk Pipelines L.P., 5.750%, due 09/15/19	2,445,584
2,815,000		Buckeye Partners L.P., 5.500%, due 08/15/19	2,882,611
1,415,000	#, I	Gulfstream Natural Gas System LLC, 6.950%, due 06/01/16	1,555,855
550,000		Magellan Midstream Partners L.P., 6.550%, due 07/15/19	612,292
1,208,000	#, I	Southeast Supply Header LLC, 4.850%, due 08/15/14	1,239,612
1,270,000		Spectra Energy Capital, LLC, 5.650%, due 03/01/20	1,304,599
1,550,000		Tennessee Gas Pipeline Co., 8.000%, due 02/01/16	1,767,000
6,525,000	L	Williams Cos., Inc., 8.125%, due 03/15/12	7,096,460
			18,904,013
		Retail: 1.7%
17,237,000	+	Group 1 Automotive, Inc., 2.250% (step rate 2.000%), due 06/15/36	12,087,446
20,411,360		Home Depot, Inc., 0.420%, due 12/16/09	20,401,460
615,000		Home Depot, Inc., 4.625%, due 08/15/10	632,833
6,110,000		Home Depot, Inc., 5.400%, due 03/01/16	6,396,559
6,571,000		Penske Auto Group, Inc., 3.500%, due 04/01/26	6,948,833
3,175,000		Penske Auto Group, Inc., 7.750%, due 12/15/16	2,944,813
1,230,000		Walgreen Co., 4.875%, due 08/01/13	1,327,027
2,635,000		Walgreen Co., 5.250%, due 01/15/19	2,869,913
1,568,000		Wal-Mart Stores, Inc., 3.200%, due 05/15/14	1,602,647
2,170,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	2,541,432
			57,752,963
		Semiconductors: 0.2%
6,120,000		Analog Devices, Inc., 5.000%, due 07/01/14	6,436,747
			6,436,747
		Telecommunications: 1.7%
4,250,000		American Tower Corp., 7.125%, due 10/15/12	4,335,000
9,825,000	#	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, due 05/01/17	10,218,000
8,150,000		Crown Castle International Corp., 9.000%, due 01/15/15	8,577,875
735,000		Harris Corp., 6.375%, due 06/15/19	812,715
13,645,000		JDS Uniphase Corp., 1.000%, due 05/15/26	11,530,025
5,650,000	L	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	5,805,376
825,000	#	SBA Telecommunications, Inc., 8.000%, due 08/15/16	847,688
625,000	#	SBA Telecommunications, Inc., 8.250%, due 08/15/19	646,875
775,000		Sprint Capital Corp., 6.900%, due 05/01/19	697,500
7,025,000		Sprint Capital Corp., 8.375%, due 03/15/12	7,288,438

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2009 (Unaudited) (continued)

Principal Amount			Value
		Telecommunications (continued)
$4,905,000	#, I	Verizon Wireless Capital LLC, 3.025%, due 05/20/11	$5,076,778
1,715,000	#, I	Verizon Wireless Capital LLC, 3.750%, due 05/20/11	1,770,110
			57,606,380
		Total Corporate Bonds/Notes
		(Cost $526,107,160)	565,594,416
OTHER BONDS: 0.1%
		Foreign Government Bonds: 0.1%
4,925,000		Province of Ontario Canada, 0.875%, due 05/22/12	4,981,130
		Total Other Bonds
		(Cost $4,925,000)	4,981,130
		Total Long-Term Investments
		(Cost $2,663,712,864)	2,963,695,707

Shares				Value
SHORT-TERM INVESTMENTS: 11.7%
		Affiliated Mutual Fund: 10.9%
365,165,219		T. Rowe Price Reserve Investment Fund		$365,165,219
		Total Mutual Fund
		(Cost $365,165,219)		365,165,219

Principal Amount				Value
		Securities Lending Collateral(cc): 0.8%
$24,305,007		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$24,305,007
2,552,122		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		2,041,698
		Total Securities Lending Collateral
		(Cost $26,857,130)		26,346,705
		Total Short-Term Investments
		(Cost $392,022,349)		391,511,924
		Total Investments in Securities
		(Cost $3,055,735,213)*	100.3%	$3,355,207,631
		Other Assets and Liabilities - Net	(0.3)	(11,058,839)
		Net Assets	100.0%	$3,344,148,792

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	±	Defaulted security
	*	Cost for federal income tax purposes is $3,101,111,479.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$362,971,918
		Gross Unrealized Depreciation		(108,875,766)
		Net Unrealized Appreciation		$254,096,152

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Aerospace/Defense	$126,853,236	$—	$—	$126,853,236
Agriculture	75,775,839	—	—	75,775,839
Auto Parts & Equipment	—	5,012,332	—	5,012,332
Banks	148,968,084	—	—	148,968,084
Beverages	53,638,568	—	—	53,638,568
Chemicals	3,079,926	—	—	3,079,926
Commercial Services	46,728,616	—	—	46,728,616
Computers	26,218,512	—	—	26,218,512
Cosmetics/Personal Care	43,924,964	—	—	43,924,964
Distribution/Wholesale	—	8,221,919	—	8,221,919
Diversified Financial Services	28,027,432	14,465,319	—	42,492,751
Electric	146,545,839	—	—	146,545,839
Electronics	43,312,165	—	—	43,312,165
Food	106,835,577	—	—	106,835,577
Gas	48,118,422	—	—	48,118,422
Healthcare - Products	264,776,678	—	—	264,776,678
Household Products/Wares	1,465,618	—	—	1,465,618
Insurance	87,101,839	—	—	87,101,839
Machinery - Diversified	6,087,012	—	—	6,087,012
Media	141,445,184	—	—	141,445,184
Miscellaneous Manufacturing	131,123,759	—	—	131,123,759
Oil & Gas	128,398,735	7,024,293	—	135,423,028
Pharmaceuticals	109,192,217	—	—	109,192,217
Pipelines	116,840,893	—	—	116,840,893
Real Estate	11,289,678	—	—	11,289,678
Retail	118,591,809	—	—	118,591,809
Software	35,675,337	—	—	35,675,337
Telecommunications	34,062,750	—	—	34,062,750
Total Common Stock	2,084,078,689	34,723,863	—	2,118,802,552
Preferred Stock	—	53,580,080	—	53,580,080
Positions In Purchased Options	314,365	855	—	315,220
Convertible Bonds	—	220,422,309	—	220,422,309
Corporate Bonds/Notes	—	565,594,416	—	565,594,416
Other Bonds	—	4,981,130	—	4,981,130
Short-Term Investments	389,470,226	2,041,698	—	391,511,924
Total Investments, at value	$2,473,863,280	$881,344,351	$—	$3,355,207,631

Liabilities Table
Other Financial Instruments+:
Written options	—	(8,716,569)	—	(8,716,569)
Total Liabilities	$—	$(8,716,569)	$—	$(8,716,569)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING T. Rowe Price Capital Appreciation Portfolio Written Options Open on September 30, 2009:

Exchange-Traded Call Options

		Expiration	# of	Premium
Description/Name of Issuer	Exercise	Date	Contracts	Received	Value
Coca-Cola Co.	47.50	01/16/10	1,479	$414,117	$(945,081)
Coca-Cola Co.	52.50	01/16/10	177	30,909	(50,445)
Exxon-Mobile Corp.	75.00	01/22/11	3,646	1,837,426	(1,750,080)
H J Heinz Co.	40.00	01/16/10	2,309	223,972	(346,350)
Kohls Corp.	50.00	01/16/10	1,594	789,727	(1,370,840)
Microsoft Corp.	22.50	01/16/10	6,688	1,200,623	(2,474,560)
PepsiCo Inc.	60.00	01/16/10	1,215	284,794	(230,850)
Pfizer Inc.	20.00	01/22/11	10,269	888,262	(872,865)
Procter & Gamble Co.	60.00	01/16/10	4,396	761,451	(659,400)
Wal-Mart Stores Inc.	60.00	01/16/10	2,683	685,073	(16,098)
				$7,116,354	$(8,716,569)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Equity contracts	$(8,401,349)
Total	$(8,401,349)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 95.7%
		Aerospace/Defense: 1.5%
240,700		Boeing Co.	$13,033,905
74,400		Lockheed Martin Corp.	5,809,152
			18,843,057
		Airlines: 0.5%
704,200		Southwest Airlines Co.	6,760,320
			6,760,320
		Banks: 14.5%
294,100	@@, L	Allied Irish Banks PLC ADR	2,770,422
1,886,819		Bank of America Corp.	31,924,977
529,600		Bank of New York Mellon Corp.	15,353,104
263,000		Capital One Financial Corp.	9,396,990
59,200		Goldman Sachs Group, Inc.	10,913,520
1,082,744		JPMorgan Chase & Co.	47,445,842
715,200		Keycorp	4,648,800
285,100		Marshall & Ilsley Corp.	2,300,757
419,000		SunTrust Bank	9,448,450
371,210	@, @@	UBS AG - Reg	6,796,855
858,300		US Bancorp.	18,762,438
743,600		Wells Fargo & Co.	20,954,648
			180,716,803
		Beverages: 0.4%
110,900	@@	Anheuser-Busch InBev NV	5,086,782
			5,086,782
		Biotechnology: 0.7%
140,500	@	Amgen, Inc.	8,462,315
			8,462,315
		Building Materials: 1.0%
639,400		Masco Corp.	8,261,048
218,800	@, L	USG Corp.	3,758,984
			12,020,032
		Chemicals: 1.7%
332,000		EI Du Pont de Nemours & Co.	10,670,480
261,400		International Flavors & Fragrances, Inc.	9,914,902
			20,585,382
		Coal: 0.4%
109,900		Consol Energy, Inc.	4,957,589
			4,957,589
		Commercial Services: 0.2%
130,900		H&R Block, Inc.	2,405,942
			2,405,942
		Computers: 1.8%
73,200	@@	Accenture PLC	2,728,164
227,800	@	Computer Sciences Corp.	12,007,338
514,000	@	Dell, Inc.	7,843,640
			22,579,142
		Distribution/Wholesale: 0.4%
145,900		Genuine Parts Co.	5,552,954
			5,552,954
		Diversified Financial Services: 3.2%
715,500		American Express Co.	24,255,450
285,202	L, ##	Federal National Mortgage Association	433,507
148,900		Legg Mason, Inc.	4,620,367
148,600		NYSE Euronext	4,293,054
768,000	@	SLM Corp.	6,696,960
			40,299,338
		Electric: 5.5%
194,400		Constellation Energy Group, Inc.	6,292,728
524,600		Duke Energy Corp.	8,257,204
130,100		Entergy Corp.	10,389,786
109,400		FirstEnergy Corp.	5,001,768
114,700	@	NRG Energy, Inc.	3,233,393
189,800		Pacific Gas & Electric Co.	7,685,002
194,400	L	Pinnacle West Capital Corp.	6,380,208
246,100		Progress Energy, Inc.	9,612,666
174,500		TECO Energy, Inc.	2,456,960
455,700		Xcel Energy, Inc.	8,767,668
			68,077,383
		Food: 2.6%
474,300		Hershey Co.	18,431,298
361,500		Kraft Foods, Inc.	9,496,605
145,900		McCormick & Co., Inc.	4,951,846
			32,879,749
		Forest Products & Paper: 2.2%
699,993		International Paper Co.	15,560,844
341,500		MeadWestvaco Corp.	7,618,865
109,400		Weyerhaeuser Co.	4,009,510
			27,189,219

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Gas: 0.9%
181,100		CenterPoint Energy, Inc.	$2,251,073
650,400		NiSource, Inc.	9,034,056
			11,285,129
		Hand/Machine Tools: 0.3%
91,200		Black & Decker Corp.	4,221,648
			4,221,648
		Healthcare - Products: 0.9%
189,400		Johnson & Johnson	11,532,566
			11,532,566
		Healthcare - Services: 0.4%
110,700	@	WellPoint, Inc.	5,242,752
			5,242,752
		Home Builders: 0.2%
218,800		D.R. Horton, Inc.	2,496,508
			2,496,508
		Home Furnishings: 1.4%
138,000		Harman International Industries, Inc.	4,675,440
185,100		Whirlpool Corp.	12,949,596
			17,625,036
		Household Products/Wares: 2.7%
238,800		Avery Dennison Corp.	8,599,188
370,300		Fortune Brands, Inc.	15,915,494
151,900		Kimberly-Clark Corp.	8,959,062
			33,473,744
		Insurance: 3.4%
111,000		Chubb Corp.	5,595,510
397,577		Lincoln National Corp.	10,301,220
592,400		Marsh & McLennan Cos., Inc.	14,650,052
328,200	@	Progressive Corp.	5,441,556
131,292		Travelers Cos., Inc.	6,463,505
			42,451,843
		Internet: 0.7%
352,200	@	eBay, Inc.	8,315,442
			8,315,442
		Iron/Steel: 1.0%
269,100		Nucor Corp.	12,650,391
			12,650,391
		Leisure Time: 0.5%
273,300		Harley-Davidson, Inc.	6,285,900
			6,285,900
		Lodging: 1.1%
324,568		Marriott International, Inc.	8,954,831
375,400	@	MGM Mirage	4,519,816
			13,474,647
		Machinery - Diversified: 0.9%
259,200		Deere & Co.	11,124,864
			11,124,864
		Media: 4.8%
362,000		Cablevision Systems Corp.	8,597,500
151,800		CBS Corp. - Class B	1,829,190
425,800		McGraw-Hill Cos., Inc.	10,704,612
547,100	L	New York Times Co.	4,442,452
606,766		Time Warner, Inc.	17,462,725
481,400		Walt Disney Co.	13,219,244
386,300	@@	WPP PLC	3,322,526
			59,578,249
		Mining: 1.3%
364,700		Alcoa, Inc.	4,784,864
201,800		Vulcan Materials Co.	10,911,326
			15,696,190
		Miscellaneous Manufacturing: 7.4%
284,700		3M Co.	21,010,860
193,000	@	Cooper Industries PLC	7,251,010
72,900		Eaton Corp.	4,125,411
1,967,900		General Electric Co.	32,312,918
242,700		Honeywell International, Inc.	9,016,305
370,300		Illinois Tool Works, Inc.	15,815,513
73,100		Pall Corp.	2,359,668
			91,891,685
		Oil & Gas: 11.5%
222,200		Anadarko Petroleum Corp.	13,938,606
283,724	@@	BP PLC ADR	15,102,629
450,890		Chevron Corp.	31,756,183
103,800		ConocoPhillips	4,687,608
447,424		ExxonMobil Corp.	30,697,761
284,700		Murphy Oil Corp.	16,390,179
426,400	@@	Royal Dutch Shell PLC ADR - Class A	24,385,816
212,400		Sunoco, Inc.	6,042,780
			143,001,562
		Oil & Gas Services: 1.5%
200,000		BJ Services Co.	3,886,000
240,700		Schlumberger Ltd.	14,345,720
			18,231,720

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Pharmaceuticals: 4.0%
455,700		Bristol-Myers Squibb Co.		$10,262,364
296,800		Eli Lilly & Co.		9,803,304
418,000		Merck & Co., Inc.		13,221,340
341,600		Wyeth		16,594,928
				49,881,936
		Pipelines: 0.6%
291,550		Spectra Energy Corp.		5,521,957
111,500		Williams Cos., Inc.		1,992,505
				7,514,462
		Retail: 3.8%
416,100	@	Bed Bath & Beyond, Inc.		15,620,394
740,000		Home Depot, Inc.		19,713,600
255,300		Macy’s, Inc.		4,669,437
192,600		Tiffany & Co.		7,420,878
				47,424,309
		Semiconductors: 1.8%
382,900		Analog Devices, Inc.		10,560,382
312,600		Applied Materials, Inc.		4,188,840
366,900		Intel Corp.		7,180,233
				21,929,455
		Software: 1.7%
167,500	@	Electronic Arts, Inc.		3,190,875
701,200		Microsoft Corp.		18,154,068
				21,344,943
		Telecommunications: 4.6%
910,103		AT&T, Inc.		24,581,882
242,500	@	Cisco Systems, Inc.		5,708,450
1,873,500	L	Qwest Communications International, Inc.		7,138,035
831,400	@	Sprint Nextel Corp.		3,284,030
390,950		Verizon Communications, Inc.		11,834,057
2,262,100	@@	Vodafone Group PLC		5,081,707
				57,628,161
		Toys/Games/Hobbies: 0.7%
465,000		Mattel, Inc.		8,583,900
				8,583,900
		Transportation: 1.0%
224,100		United Parcel Service, Inc. - Class B		12,654,927
				12,654,927
		Total Common Stock
		(Cost $1,281,705,985)		1,191,957,976

Principal Amount				Value
CONVERTIBLE BONDS: 0.4%
		Auto Manufacturers: 0.4%
$5,354,000		Ford Motor Co., 4.250%, due 12/15/36		$5,454,388
		Total Convertible Bonds
		(Cost $2,905,922)		5,454,388
		Total Long-Term Investments
		(Cost $1,284,611,907)		1,197,412,364

Shares				Value
SHORT-TERM INVESTMENTS: 3.7%
		Mutual Fund: 2.6%
31,651,639		T. Rowe Price Reserve Investment Fund		$31,651,639
		Total Mutual Fund
		(Cost $31,651,639)		31,651,639

Principal Amount				Value

		Securities Lending Collateral(cc): 1.1%
$11,882,004		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$11,882,004
2,183,316		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		1,746,652
		Total Securities Lending Collateral
		(Cost $14,065,319)		13,628,656
		Total Short-Term Investments
		(Cost $45,716,958)		45,280,295
		Total Investments in Securities
		(Cost $1,330,328,865)*	99.8%	$1,242,692,659
		Other Assets and Liabilities - Net	0.2	3,002,641
		Net Assets	100.0%	$1,245,695,300

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
*	Cost for federal income tax purposes is $1,345,926,016.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$111,369,425
	Gross Unrealized Depreciation	(214,602,782)
	Net Unrealized Depreciation	$(103,233,357)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Aerospace/Defense	$18,843,057	$—	$—	$18,843,057
Airlines	6,760,320	—	—	6,760,320
Banks	180,716,803	—	—	180,716,803
Beverages	—	5,086,782	—	5,086,782
Biotechnology	8,462,315	—	—	8,462,315
Building Materials	12,020,032	—	—	12,020,032
Chemicals	20,585,382	—	—	20,585,382
Coal	4,957,589	—	—	4,957,589
Commercial Services	2,405,942	—	—	2,405,942
Computers	22,579,142	—	—	22,579,142
Distribution/Wholesale	5,552,954	—	—	5,552,954
Diversified Financial Services	40,299,338	—	—	40,299,338
Electric	68,077,383	—	—	68,077,383
Food	32,879,749	—	—	32,879,749
Forest Products & Paper	27,189,219	—	—	27,189,219
Gas	11,285,129	—	—	11,285,129
Hand/Machine Tools	4,221,648	—	—	4,221,648
Healthcare - Products	11,532,566	—	—	11,532,566
Healthcare - Services	5,242,752	—	—	5,242,752
Home Builders	2,496,508	—	—	2,496,508
Home Furnishings	17,625,036	—	—	17,625,036
Household Products/Wares	33,473,744	—	—	33,473,744
Insurance	42,451,843	—	—	42,451,843
Internet	8,315,442	—	—	8,315,442
Iron/Steel	12,650,391	—	—	12,650,391
Leisure Time	6,285,900	—	—	6,285,900
Lodging	13,474,647	—	—	13,474,647
Machinery - Diversified	11,124,864	—	—	11,124,864
Media	56,255,723	3,322,526	—	59,578,249
Mining	15,696,190	—	—	15,696,190
Miscellaneous Manufacturing	91,891,685	—	—	91,891,685
Oil & Gas	143,001,562	—	—	143,001,562
Oil & Gas Services	18,231,720	—	—	18,231,720
Pharmaceuticals	49,881,936	—	—	49,881,936
Pipelines	7,514,462	—	—	7,514,462
Retail	47,424,309	—	—	47,424,309
Semiconductors	21,929,455	—	—	21,929,455
Software	21,344,943	—	—	21,344,943
Telecommunications	52,546,454	5,081,707	—	57,628,161
Toys/Games/Hobbies	8,583,900	—	—	8,583,900
Transportation	12,654,927	—	—	12,654,927
Total Common Stock	1,178,466,961	13,491,015	—	1,191,957,976
Convertible Bonds	—	5,454,388	—	5,454,388
Short-Term Investments	43,533,643	1,746,652	—	45,280,295
Total Investments, at value	$1,222,000,604	$20,692,055	$—	$1,242,692,659

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 98.7%
		Australia: 0.6%
513,652		Brambles Ltd.	$3,651,048
			3,651,048
		Austria: 0.7%
237,200		Telekom Austria AG	4,288,469
			4,288,469
		Bermuda: 2.0%
213,960	@	Tyco Electronics Ltd.	4,767,029
197,910		Tyco International Ltd.	6,823,937
			11,590,966
		Brazil: 0.7%
90,530		Empresa Brasileira de Aeronautica SA ADR	2,076,758
111,720		Vale SA ADR	2,291,377
			4,368,135
		China: 0.2%
25,130	L	China Telecom Corp., Ltd. ADR	1,188,649
			1,188,649
		Finland: 0.4%
207,270		UPM-Kymmene OYJ	2,492,759
			2,492,759
		France: 8.0%
62,490		Accor SA	3,487,886
55,240		Compagnie Generale des Etablissements Michelin	4,349,913
292,030		France Telecom SA	7,787,578
160,380		Sanofi-Aventis	11,827,357
171,160		Total SA	10,173,745
294,070		Vivendi	9,139,205
			46,765,684
		Germany: 5.9%
133,660		Bayerische Motoren Werke AG	6,434,327
271,650		Deutsche Post AG	5,060,879
37,440		Merck KGaA	3,715,639
24,160		Muenchener Rueckversicherungs AG	3,850,701
110,400		SAP AG	5,353,362
106,970		Siemens AG	9,849,886
			34,264,794
		Hong Kong: 1.1%
230,000		Cheung Kong Holdings Ltd.	2,907,742
308,000		Swire Pacific Ltd.	3,614,060
			6,521,802
		India: 0.5%
76,850		ICICI Bank Ltd. ADR	2,963,336
			2,963,336
		Ireland: 4.6%
374,440		Accenture PLC	13,955,379
190,300		Covidien PLC	8,232,378
159,860		CRH PLC	4,438,776
			26,626,533
		Italy: 2.8%
260,940	L	ENI S.p.A.	6,520,616
1,243,646		Intesa Sanpaolo S.p.A.	5,517,953
1,144,660		UniCredito Italiano S.p.A.	4,492,663
			16,531,232
		Japan: 3.2%
140,900		Fuji Photo Film Co., Ltd.	4,207,480
414,500		Konica Minolta Holdings, Inc.	3,911,845
353,100		Mitsubishi UFJ Financial Group, Inc.	1,887,018
5,400		Nintendo Co., Ltd.	1,377,056
133,600		Toyota Motor Corp.	5,313,340
38,180		USS Co., Ltd.	2,270,943
			18,967,682
		Netherlands: 3.4%
187,220		Koninklijke Philips Electronics NV	4,567,049
107,180		Randstad Holdings NV	4,643,089
286,189		Royal Dutch Shell PLC - Class B	7,950,076
138,998		SBM Offshore NV	2,964,032
			20,124,246
		Norway: 0.6%
138,490		Aker Kvaerner ASA	1,563,583
72,750		Statoil ASA	1,642,474
			3,206,057
		Russia: 0.5%
114,200	@	OAO Gazprom ADR	2,668,103
			2,668,103
		Singapore: 2.7%
315,980		DBS Group Holdings Ltd.	2,965,890
606,450	@	Flextronics International Ltd.	4,524,117

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Singapore (continued)
3,626,000		Singapore Telecommunications Ltd.	$8,332,273
			15,822,280
		South Korea: 4.1%
67,364		Hyundai Motor Co.	6,358,979
86,214	@	KB Financial Group, Inc.	4,423,981
19,258		Samsung Electronics Co., Ltd.	13,295,523
			24,078,483
		Spain: 1.6%
48,495	L	Inditex SA	2,788,652
234,605		Telefonica SA	6,490,849
			9,279,501
		Sweden: 0.8%
221,560		Svenska Cellulosa AB - B Shares	3,009,810
180,908		Telefonaktiebolaget LM Ericsson	1,820,999
			4,830,809
		Switzerland: 6.1%
54,750		ACE Ltd.	2,926,935
75,680		Adecco SA	4,030,442
28,650	L	Lonza Group AG	3,127,016
160,430		Nestle SA	6,848,863
165,820		Novartis AG	8,329,268
38,630		Roche Holding AG - Genusschein	6,246,034
39,300		Swiss Reinsurance	1,781,957
130,000	@	UBS AG - Reg	2,383,539
			35,674,054
		Taiwan: 1.4%
772,738		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,469,208
			8,469,208
		Turkey: 0.6%
193,420		Turkcell Iletisim Hizmet AS ADR	3,456,415
			3,456,415
		United Kingdom: 12.8%
928,690		Aviva PLC	6,676,317
337,130		BAE Systems PLC	1,886,021
135,690		BG Group PLC	2,364,951
1,018,510		BP PLC	9,022,721
816,180		Compass Group PLC	4,999,500
481,420		GlaxoSmithKline PLC	9,492,159
571,919	L	HSBC Holdings PLC - Hong Kong	6,548,139
1,525,690		Kingfisher PLC	5,203,378
518,710		Pearson PLC	6,408,933
3,083,670		Premier Foods PLC	2,073,991
311,320		Standard Life PLC	1,092,680
483,510		Tesco PLC	3,095,280
4,024,757		Vodafone Group PLC	9,041,437
291,385	@	Wolseley PLC	7,046,082
			74,951,589
		United States: 33.4%
54,080		Abbott Laboratories	2,675,338
293,000		Alcoa, Inc.	3,844,160
127,780		American Express Co.	4,331,742
259,250	@	Amgen, Inc.	15,614,628
52,960		AT&T, Inc.	1,430,450
32,680		Bank of New York Mellon Corp.	947,393
590,200	@	Boston Scientific Corp.	6,250,218
115,670		Bristol-Myers Squibb Co.	2,604,888
20,270		Chevron Corp.	1,427,616
431,130	@	Chico’s FAS, Inc.	5,604,690
314,790	@	Cisco Systems, Inc.	7,410,157
485,390		Comcast Corp. – Class A	8,198,237
35,450		Comcast Corp. – Special Class A	570,036
33,960		CVS Caremark Corp.	1,213,730
308,790		El Paso Corp.	3,186,713
181,850	@	Expedia, Inc.	4,355,308
60,790		FedEx Corp.	4,572,624
293,940		General Electric Co.	4,826,495
120,880		Halliburton Co.	3,278,266
96,040		Harley-Davidson, Inc.	2,208,920
78,250		Home Depot, Inc.	2,084,580
32,000		JPMorgan Chase & Co.	1,402,240
148,230		Merck & Co., Inc.	4,688,515
518,180		Microsoft Corp.	13,415,680
816,570		News Corp. - Class A	9,790,674
720,160		Oracle Corp.	15,008,130
588,410		Pfizer, Inc.	9,738,186
309,980	@	Progressive Corp.	5,139,468
123,030		Quest Diagnostics	6,420,936
40,000		Raytheon Co.	1,918,800
381,470	@	Seagate Technology, Inc.	5,802,159
962,850	@	Sprint Nextel Corp.	3,803,258
65,770		Target Corp.	3,070,144
67,232	@	Time Warner Cable, Inc.	2,897,027
171,613		Time Warner, Inc.	4,939,022

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		United States (continued)
53,490		Torchmark Corp.		$2,323,071
133,280		United Parcel Service, Inc. - Class B		7,526,322
234,320	@	Viacom - Class B		6,570,333
154,500		Walt Disney Co.		4,242,570
				195,332,724
		Total Common Stock
		(Cost $635,543,379)		578,114,558

Principal Amount				Value
SHORT-TERM INVESTMENTS: 2.7%
		U.S. Government Agency Obligations: 1.2%
$6,670,000	Z	Fannie Mae, 0.080%, due 11/16/09		$6,669,347
		Total U.S. Government Agency Obligations
		(Cost $6,669,347)		6,669,347
		Securities Lending Collateral(cc): 1.5%
8,376,003		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		8,376,003
721,212		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		576,969
		Total Securities Lending Collateral
		(Cost $9,097,214)		8,952,972
		Total Short-Term Investments
		(Cost $15,766,561)		15,622,319
		Total Investments in Securities
		(Cost $651,309,940)*	101.4%	$593,736,877
		Other Assets and Liabilities - Net	(1.4)	(8,102,241)
		Net Assets	100.0%	$585,634,636

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $652,434,593.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$45,030,710
		Gross Unrealized Depreciation		(103,728,426)
		Net Unrealized Depreciation		$(58,697,716)

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	1.0%
Auto Manufacturers	3.1
Auto Parts & Equipment	0.7
Banks	5.0
Biotechnology	2.7
Building Materials	0.8
Chemicals	0.5
Commercial Services	2.1
Computers	3.4
Distribution/Wholesale	1.2
Diversified Financial Services	1.5
Electronics	2.4
Engineering & Construction	0.3
Food	2.0
Food Service	0.9
Forest Products & Paper	0.9
Healthcare - Products	2.5
Healthcare - Services	1.1
Holding Companies - Diversified	0.6
Insurance	4.1
Internet	0.7
Leisure Time	0.4
Lodging	0.6
Media	9.0
Mining	1.0
Miscellaneous Manufacturing	5.1
Oil & Gas	7.1
Oil & Gas Services	1.1
Pharmaceuticals	10.1
Pipelines	0.5
Real Estate	0.5
Retail	3.8
Semiconductors	3.7
Software	5.8
Telecommunications	9.4
Toys/Games/Hobbies	0.2
Transportation	2.9
Short-Term Investments	2.7
Other Assets and Liabilities - Net	(1.4)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Australia	$—	$3,651,048	$—	$3,651,048
Austria	—	4,288,469	—	4,288,469
Bermuda	11,590,966	—	—	11,590,966
Brazil	4,368,135	—	—	4,368,135
China	1,188,649	—	—	1,188,649
Finland	—	2,492,759	—	2,492,759
France	—	46,765,684	—	46,765,684
Germany	—	34,264,794	—	34,264,794
Hong Kong	—	6,521,802	—	6,521,802
India	2,963,336	—	—	2,963,336
Ireland	22,187,757	4,438,776	—	26,626,533
Italy	—	16,531,232	—	16,531,232
Japan	5,313,340	13,654,342	—	18,967,682
Netherlands	—	20,124,246	—	20,124,246
Norway	—	3,206,057	—	3,206,057
Russia	—	2,668,103	—	2,668,103
Singapore	4,524,117	11,298,163	—	15,822,280
South Korea	—	24,078,483	—	24,078,483
Spain	—	9,279,501	—	9,279,501
Sweden	—	4,830,809	—	4,830,809
Switzerland	2,926,935	32,747,119	—	35,674,054
Taiwan	8,469,208	—	—	8,469,208
Turkey	3,456,415	—	—	3,456,415
United Kingdom	—	74,951,589	—	74,951,589
United States	195,332,724	—	—	195,332,724
Total Common Stock	262,321,582	315,792,976	—	578,114,558
Short-Term Investments	8,376,003	7,246,316	—	15,622,319
Total Investments, at value	$270,697,585	$323,039,292	$—	$593,736,877

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
COMMON STOCK: 95.4%
		Finland: 3.0%
258,312		Kone OYJ		$9,508,259
				9,508,259
		France: 3.4%
180,305		Groupe Danone		10,906,718
				10,906,718
		Ireland: 1.5%
1,111,690		C&C Group PLC		4,711,174
				4,711,174
		Japan: 2.6%
338,000	L	Kao Corp.		8,345,987
				8,345,987
		Netherlands: 6.7%
835,846		Reed Elsevier NV		9,492,158
561,424		Wolters Kluwer NV		12,027,634
				21,519,792
		Sweden: 5.1%
812,931		Swedish Match AB		16,374,445
				16,374,445
		Switzerland: 8.5%
375,799		Nestle SA		16,043,107
222,566		Novartis AG		11,179,664
				27,222,771
		United Kingdom: 32.5%
872,249		British American Tobacco PLC		27,400,265
1,087,880		Cadbury PLC		13,964,254
477,275		Diageo PLC		7,342,949
1,530,600		Experian Group Ltd.		12,924,896
659,701		Imperial Tobacco Group PLC		19,111,752
198,837		Reckitt Benckiser PLC		9,734,625
480,533		Unilever PLC		13,730,740
				104,209,481
		United States: 32.1%
135,184		Brown-Forman Corp.		6,518,572
202,891	@	Career Education Corp.		4,946,483
161,716	@	Dr Pepper Snapple Group, Inc.		4,649,335
456,791	@	eBay, Inc.		10,784,836
152,149		Fortune Brands, Inc.		6,539,364
195,808		Kellogg Co.		9,639,628
291,225		McGraw-Hill Cos., Inc.		7,321,397
314,600		Moody’s Corp.		6,436,716
338,933		Philip Morris International, Inc.		16,519,594
168,616		Procter & Gamble Co.		9,766,239
138,129		Scotts Miracle-Gro Co.		5,932,641
398,182	@	Starbucks Corp.		8,222,458
205,434		Weight Watchers International, Inc.		5,637,109
				102,914,372
		Total Common Stock
		(Cost $303,881,815)		305,712,999

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.4%
		Securities Lending Collateral(cc): 0.4%
$567,000		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$567,000
727,587		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		582,069
		Total Short-Term Investments
		(Cost $1,294,587)		1,149,069
		Total Investments in Securities
		(Cost $305,176,402)*	95.8%	$306,862,068
		Other Assets and Liabilities - Net	4.2	13,403,450
		Net Assets	100.0%	$320,265,518

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $306,214,488.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$36,257,513
		Gross Unrealized Depreciation		(35,609,933)
		Net Unrealized Appreciation		$647,580

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of September 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	24.8%
Beverages	7.2
Commercial Services	9.3
Cosmetics/Personal Care	5.6
Food	20.1
Household Products/Wares	6.9
Internet	3.4
Machinery - Diversified	3.0
Media	9.0
Pharmaceuticals	3.5
Retail	2.6
Short-Term Investments	0.4
Other Assets and Liabilities - Net	4.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Finland	$—	$9,508,259	$—	$9,508,259
France	—	10,906,718	—	10,906,718
Ireland	—	4,711,174	—	4,711,174
Japan	—	8,345,987	—	8,345,987
Netherlands	—	21,519,792	—	21,519,792
Sweden	—	16,374,445	—	16,374,445
Switzerland	—	27,222,771	—	27,222,771
United Kingdom	—	104,209,481	—	104,209,481
United States	102,914,372	—	—	102,914,372
Total Common Stock	102,914,372	202,798,627	—	305,712,999
Short-Term Investments	567,000	582,069	—	1,149,069
Total Investments, at value	$103,481,372	$203,380,696	$—	$306,862,068
Other Financial Instruments+:
Forward foreign currency contracts	—	993,883	—	993,883
Total Assets	$103,481,372	$204,374,579	$—	$307,855,951

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of September 30, 2009 (Unaudited) (continued)

At September 30, 2009 the following forward foreign currency contracts were outstanding for the ING Van Kampen Global Franchise Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
British Pound
GBP 5,903,750	SELL	12/1/09	9,683,402	9,433,281	$250,121
British Pound
GBP 5,903,750	SELL	12/1/09	9,683,508	9,433,281	250,227
British Pound
GBP 5,903,750	SELL	12/1/09	9,682,109	9,433,281	248,828
British Pound
GBP 5,903,750	SELL	12/1/09	9,677,988	9,433,281	244,707
					$993,883

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Foreign echange contracts	$993,883
Total	$993,883

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 38.8%
		Austria: 0.0%
235		OMV AG	$9,522
			9,522
		Belgium: 0.1%
92		Anheuser-Busch InBev NV	4,220
260		Groupe Bruxelles Lambert SA	24,094
			28,314
		Bermuda: 0.0%
500		SeaDrill Ltd. ADR	10,468
400		Tyco International Ltd.	13,792
			24,260
		Denmark: 0.3%
1		AP Moller - Maersk A/S - Class A	6,729
2		AP Moller - Maersk A/S - Class B	13,848
27		Coloplast A/S	2,267
781		Danske Bank A/S	20,640
1,213		Novo-Nordisk A/S	76,290
358	@	Vestas Wind Systems A/S	26,096
			145,870
		Finland: 0.2%
617		Fortum OYJ	15,854
4,255		Nokia OYJ	62,409
984		Sampo OYJ	24,839
			103,102
		France: 2.3%
429		Accor SA	23,945
163		Air Liquide	18,573
2,915	@	Alcatel SA	13,130
500		Alstom	36,616
285		Atos Origin	14,436
2,695		AXA SA	73,156
1,172		BNP Paribas	94,056
400		Bouygues SA	20,439
459		Capgemini SA	24,123
794		Carrefour SA	36,147
108		Christian Dior SA	10,704
519		Cie de Saint-Gobain	27,120
234		Cie Generale D’Optique Essilor International SA	13,362
1,022		Credit Agricole SA	21,457
271		Dassault Systemes SA	15,142
203		Electricite de France	12,084
2,286		France Telecom SA	60,961
1,853		Gaz de France	82,501
397		Groupe Danone	24,015
83		Hermes International	12,281
276		Lafarge SA	24,749
229		L’Oreal SA	22,808
382		LVMH Moet Hennessy Louis Vuitton SA	38,529
302		Pernod-Ricard SA	24,072
126		PPR	16,211
166		Renault SA	7,799
1,526		Sanofi-Aventis	112,536
511		Schneider Electric SA	51,992
563		Societe Generale	45,540
215		Technip SA	13,778
3,030		Total SA	180,103
729		Veolia Environnement	28,033
861		Vinci SA	48,896
1,600		Vivendi	49,725
			1,299,019
		Germany: 2.1%
302		Adidas AG	15,959
613		Allianz AG	76,475
1,071		BASF AG	56,704
1,396		Bayer AG	96,628
913		Bayerische Motoren Werke AG	43,951
92		Celesio AG	2,535
1,355		DaimlerChrysler AG	67,978
1,287		Deutsche Bank AG	98,312
299		Deutsche Boerse AG	24,392
755		Deutsche Lufthansa AG	13,328

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares		Value
	Germany (continued)
864	Deutsche Post AG	$16,096
4,761	Deutsche Telekom AG	64,975
3,033	E.ON AG	128,373
38	Fresenius AG	1,865
201	Fresenius Medical Care AG & Co. KGaA	9,998
125	K+S AG	6,806
125	Linde AG	13,537
289	Muenchener Rueckversicherungs AG	46,062
718	RWE AG	66,599
2,904	SAP AG	140,817
1,367	Siemens AG	125,874
451	ThyssenKrupp AG	15,424
156	Volkswagen AG	25,656
		1,158,344
	Greece: 0.1%
819	National Bank of Greece SA	29,558
		29,558
	Ireland: 0.1%
1,100	Accenture PLC	40,997
400	Covidien PLC	17,304
913	CRH PLC	25,280
		83,581
	Italy: 0.8%
1,613	Assicurazioni Generali S.p.A.	44,285
377	Autostrade S.p.A.	9,147
910	Banche Popolari Unite Scpa	13,999
7,760	Enel S.p.A.	49,359
3,521	ENI S.p.A.	87,986
1,812	Fiat S.p.A	23,377
700	Finmeccanica S.p.A.	12,400
11,032	Intesa Sanpaolo S.p.A.	48,948
498	Saipem S.p.A.	15,041
12,717	Telecom Italia S.p.A.	22,361
23,826	UniCredito Italiano S.p.A.	93,514
		420,417
	Japan: 2.7%
1,200	Aeon Co., Ltd.	11,445
1,000	Ajinomoto Co., Inc.	10,015
2,000	Asahi Glass Co., Ltd.	16,120
500	Astellas Pharma, Inc.	20,502
3,000	Bank of Yokohama Ltd.	14,653
600	Bridgestone Corp.	10,731
1,000	Canon, Inc.	40,066
1	Central Japan Railway Co.	7,193
700	Chubu Electric Power Co., Inc.	16,976
2,000	Dai Nippon Printing Co., Ltd.	27,423
700	Daiichi Sankyo Co., Ltd.	14,432
300	Daikin Industries Ltd.	10,747
1,000	Daiwa Securities Group, Inc.	5,137
700	Denso Corp.	20,529
400	East Japan Railway Co.	28,840
200	Fanuc Ltd.	17,862
600	Fuji Photo Film Co., Ltd.	17,917
2,000	Fujitsu Ltd.	13,045
3,000	Hitachi Ltd.	9,211
1,600	Honda Motor Co., Ltd.	48,592
500	Hoya Corp.	11,780
1	Inpex Holdings, Inc.	8,484
2,000	Itochu Corp.	13,187
8	Japan Tobacco, Inc.	27,351
600	JFE Holdings, Inc.	20,517
700	Kansai Electric Power Co., Inc.	16,896
3	KDDI Corp.	16,878
110	Keyence Corp.	23,436
7,000	Kintetsu Corp.	27,088
1,000	Kirin Brewery Co., Ltd.	15,316
4,000	Kobe Steel Ltd.	6,958
1,000	Komatsu Ltd.	18,661
2,000	Kubota Corp.	16,570
100	Kyocera Corp.	9,238
400	Kyushu Electric Power Co., Inc.	9,062
2,000	Marubeni Corp.	10,045
2,000	Matsushita Electric Industrial Co., Ltd.	29,268
2,500	Mitsubishi Chemical Holdings Corp.	10,358
1,600	Mitsubishi Corp.	32,180
2,000	Mitsubishi Electric Corp.	15,112
1,000	Mitsubishi Estate Co., Ltd.	15,644

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
3,000		Mitsubishi Heavy Industries Ltd.	$11,323
8,000	@	Mitsubishi Motors Corp.	13,159
2,000		Mitsui & Co., Ltd.	26,019
1,000		Mitsui Fudosan Co., Ltd.	16,838
1,000		Mitsui OSK Lines Ltd.	5,897
8,000		Mizuho Financial Group, Inc.	15,756
200		Murata Manufacturing Co., Ltd.	9,443
3,000		NEC Corp.	9,388
200		Nidec Corp.	16,191
100		Nintendo Co., Ltd.	25,501
5,000		Nippon Steel Corp.	18,202
400		Nippon Telegraph & Telephone Corp.	18,461
2,500		Nissan Motor Co., Ltd.	16,847
1,600		Nomura Holdings, Inc.	9,808
13		NTT DoCoMo, Inc.	20,706
70		ORIX Corp.	4,252
3,000		Osaka Gas Co., Ltd.	10,505
700		Resona Holdings, Inc.	8,971
1,000		Ricoh Co., Ltd.	14,524
200		Secom Co., Ltd.	10,047
800		Seven & I Holdings Co., Ltd.	19,094
1,000		Sharp Corp.	11,095
400		Shin-Etsu Chemical Co., Ltd.	24,539
2,000		Shizuoka Bank Ltd.	21,047
100		SMC Corp.	12,250
800		Softbank Corp.	17,535
2,000		Sompo Japan Insurance, Inc.	13,383
1,000		Sony Corp.	29,303
3,000		Sumitomo Chemical Co., Ltd.	12,456
1,000		Sumitomo Corp.	10,260
800		Sumitomo Electric Industries Ltd.	10,446
4,000		Sumitomo Metal Industries Ltd.	9,801
500		Sumitomo Mitsui Financial Group, Inc.	17,331
1,000		Sumitomo Trust & Banking Co., Ltd.	5,284
500		Suzuki Motor Corp.	11,629
250		T&D Holdings, Inc.	6,737
700		Takeda Pharmaceutical Co., Ltd.	29,117
200		Terumo Corp.	10,969
600		Tohoku Electric Power Co., Inc.	13,355
600		Tokio Marine Holdings, Inc.	17,288
700		Tokyo Electric Power Co., Inc.	18,341
300		Tokyo Electron Ltd.	19,077
2,000		Tokyo Gas Co., Ltd.	8,297
3,000		Tokyu Corp.	14,383
2,000		Toray Industries, Inc.	12,091
4,000		Toshiba Corp.	20,937
2,500		Toyota Motor Corp.	99,426
			1,492,774
		Luxembourg: 0.1%
971		ArcelorMittal	36,206
353		SES SA	8,015
769		Tenaris SA	13,753
			57,974
		Netherlands: 0.9%
1,669		Aegon NV	14,272
258		Akzo Nobel NV	16,035
278		Heineken NV	12,889
2,154		Koninklijke Ahold NV	25,999
1,593		Koninklijke Philips Electronics NV	38,860
980		Reed Elsevier NV	11,129
4,885		Royal Dutch Shell PLC - Class A	138,549
3,699		Royal Dutch Shell PLC - Class B	102,755
1,953		Royal KPN NV	32,443
738		TNT NV	19,831
3,156		Unilever NV	91,321
602		Wolters Kluwer NV	12,897
			516,980
		Norway: 0.2%
2,207		DnB NOR ASA	25,697
1,800		Orkla ASA	16,984
1,685		Statoil ASA	38,042
2,583		Telenor ASA	29,972
			110,695
		Portugal: 0.0%
3,709		Energias de Portugal SA	17,002
			17,002

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Spain: 1.1%
396		Abertis Infraestructuras SA	$9,010
436		ACS Actividades de Construccion y Servicios SA	22,786
5,339		Banco Bilbao Vizcaya Argentaria SA	95,112
1,148		Banco De Sabadell SA	8,501
903		Banco Popular Espanol SA	9,084
12,074		Banco Santander Central Hispano SA	195,049
298		Gas Natural SDG SA	6,609
5,374		Iberdrola SA	52,869
270		Inditex SA	15,526
271		Indra Sistemas SA	6,769
1,231		Repsol YPF SA	33,510
6,370		Telefonica SA	176,240
			631,065
		Sweden: 0.6%
2,000		Atlas Copco AB - Class A	25,784
500		Electrolux AB	11,445
200		Getinge AB	3,361
649		Hennes & Mauritz AB	36,479
1,745		Investor AB	31,947
6,014		Nordea Bank AB	60,794
2,800		Sandvik AB	30,910
3,037		Skandinaviska Enskilda Banken AB	20,571
734		Svenska Handelsbanken AB	18,790
3,532		Telefonaktiebolaget LM Ericsson	35,553
3,406		TeliaSonera AB	22,409
3,017		Volvo AB	27,979
			326,022
		Switzerland: 2.0%
3,808	@	ABB Ltd.	76,573
600		ACE Ltd.	32,076
846		Compagnie Financiere Richemont SA	23,949
1,212		Credit Suisse Group	67,433
601	@	Holcim Ltd.	41,325
516		Julius Baer Holding AG - Reg	25,880
120		Kuehne & Nagel International AG	10,452
5,373		Nestle SA	229,377
130		Nobel Biocare Holding AG	4,305
3,976		Novartis AG	199,718
1,226		Roche Holding AG - Genusschein	198,230
7		SGS SA	9,435
51		Sonova Holding AG - Reg	5,160
9		Straumann Holding AG	2,336
54		Swatch Group AG - BR	12,752
66		Syngenta AG	15,167
67		Synthes, Inc.	8,079
3,739	@	UBS AG - Reg	68,554
732		Xstrata PLC	10,795
252		Zurich Financial Services AG	60,088
			1,101,684
		United Kingdom: 4.4%
671		Amec PLC	8,128
1,630		Anglo American PLC	52,014
2,431		AstraZeneca PLC	109,023
755	@	Autonomy Corp. PLC	19,713
3,918		Aviva PLC	28,166
7,045		BAE Systems PLC	39,412
12,291		Barclays PLC	72,841
4,576		BG Group PLC	79,755
2,167		BHP Billiton PLC	59,347
26,460		BP PLC	234,402
2,713		British American Tobacco PLC	85,224
2,383		British Sky Broadcasting PLC	21,829
13,823		BT Group PLC	28,809
664		Burberry Group PLC	5,356
2,172		Cadbury PLC	27,880
186	@	Cairn Energy PLC	8,313
778		Capita Group PLC	9,000
10,084		Centrica PLC	40,615
3,591		Compass Group PLC	21,997
5,202		Diageo PLC	80,034
1,400		Experian Group Ltd.	11,822
1,060		Firstgroup PLC	7,023
8,212		GlaxoSmithKline PLC	161,916
26,035		HSBC Holdings PLC	298,115
1,762		Imperial Tobacco Group PLC	51,046
2,199		International Power PLC	10,173
3,712		Kingfisher PLC	12,660

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
9,718		Lloyds TSB Group PLC	$16,140
946		Man Group PLC	5,024
2,162		Marks & Spencer Group PLC	12,536
4,175		National Grid PLC	40,405
1,200		Pearson PLC	14,827
3,643		Prudential PLC	35,111
918		Reckitt Benckiser PLC	44,943
1,453		Reed Elsevier PLC	10,920
1,153		Rio Tinto PLC	49,011
3,683	@	Rolls-Royce Group PLC	27,791
9,336		Royal & Sun Alliance Insurance Group	20,008
16,983		Royal Bank of Scotland Group PLC	14,382
839		SABMiller PLC	20,273
5,091		Sage Group PLC	19,041
1,508		Scottish & Southern Energy PLC	28,345
996		Smith & Nephew PLC	8,945
2,941		Standard Chartered PLC	72,647
2,641		Standard Life PLC	9,269
10,900		Tesco PLC	69,778
1,100		Tullow Oil PLC	19,903
2,813		Unilever PLC	80,379
1,326		United Utilities Group PLC	9,696
87,190		Vodafone Group PLC	195,868
4,010		WM Morrison Supermarkets PLC	17,825
2,804		WPP PLC	24,117
			2,451,797
		United States: 20.8%
700		3M Co.	51,660
4,400		Abbott Laboratories	217,668
2,600	@	Adobe Systems, Inc.	85,904
700		Aetna, Inc.	19,481
100		Aflac, Inc.	4,274
200		Air Products & Chemicals, Inc.	15,516
2,000		Alcoa, Inc.	26,240
2,600		Allergan, Inc.	147,576
500		Allstate Corp.	15,310
4,100		Altria Group, Inc.	73,021
500	@	Amazon.com, Inc.	46,680
4,100		American Express Co.	138,990
2,600	@	Amgen, Inc.	156,598
900		Anadarko Petroleum Corp.	56,457
600		Apache Corp.	55,098
1,700	@	Apple, Inc.	315,129
1,000		Applied Materials, Inc.	13,400
700		Archer-Daniels-Midland Co.	20,454
1,000		Automatic Data Processing, Inc.	39,300
800		Avon Products, Inc.	27,168
11,961		Bank of America Corp.	202,380
2,200		Bank of New York Mellon Corp.	63,778
1,400		Baxter International, Inc.	79,814
100		BB&T Corp.	2,724
400		Becton Dickinson & Co.	27,900
10	@	Berkshire Hathaway, Inc. - Class B	33,230
1,300		Boeing Co.	70,395
1,200	@	Boston Scientific Corp.	12,708
6,400		Bristol-Myers Squibb Co.	144,128
400		Burlington Northern Santa Fe Corp.	31,932
400		Cardinal Health, Inc.	10,720
200	@	CareFusion Corp.	4,360
800		Carnival Corp.	26,624
400		Caterpillar, Inc.	20,532
900	@	Celgene Corp.	50,310
2,000		Charles Schwab Corp.	38,300
1,100		Chesapeake Energy Corp.	31,240
3,800		Chevron Corp.	267,634
1,800		Chubb Corp.	90,738
11,500	@	Cisco Systems, Inc.	270,710
11,500		Citigroup, Inc.	55,660
100		CME Group, Inc.	30,819
200		Coach, Inc.	6,584
4,000		Coca-Cola Co.	214,800
1,000		Colgate-Palmolive Co.	76,280
2,700		Comcast Corp. – Class A	45,603
1,100		Comcast Corp. – Special Class A	17,688
2,600		ConocoPhillips	117,416
3,100		Corning, Inc.	47,461
200		Costco Wholesale Corp.	11,292

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
700		CSX Corp.	$29,302
1,500		CVS Caremark Corp.	53,610
200		Danaher Corp.	13,464
300		Deere & Co.	12,876
2,500	@	Dell, Inc.	38,150
800		Devon Energy Corp.	53,864
800	@	DIRECTV Group, Inc.	22,064
1,000		Dow Chemical Co.	26,070
2,000	@	eBay, Inc.	47,220
500		Ecolab, Inc.	23,115
900		EI Du Pont de Nemours & Co.	28,926
1,200		Eli Lilly & Co.	39,636
4,600	@	EMC Corp.	78,384
2,700		Emerson Electric Co.	108,216
400		EOG Resources, Inc.	33,404
400	@	Express Scripts, Inc.	31,032
6,900		ExxonMobil Corp.	473,409
300		FedEx Corp.	22,566
500		Freeport-McMoRan Copper & Gold, Inc.	34,305
200		General Dynamics Corp.	12,920
12,800		General Electric Co.	210,176
100	@	Genzyme Corp.	5,673
1,600	@	Gilead Sciences, Inc.	74,528
600		Goldman Sachs Group, Inc.	110,610
100	@	Google, Inc. - Class A	49,585
1,600		Halliburton Co.	43,392
400		Hartford Financial Services Group, Inc.	10,600
100		Hasbro, Inc.	2,775
600		Hess Corp.	32,076
4,700		Hewlett-Packard Co.	221,887
2,600		Home Depot, Inc.	69,264
500		Honeywell International, Inc.	18,575
100		Hudson City Bancorp., Inc.	1,315
1,100		Illinois Tool Works, Inc.	46,981
9,400		Intel Corp.	183,958
2,200		International Business Machines Corp.	263,142
4,400		Johnson & Johnson	267,916
2,700		Johnson Controls, Inc.	69,012
5,700		JPMorgan Chase & Co.	249,774
800		Kimberly-Clark Corp.	47,184
3,600		Kraft Foods, Inc.	94,572
700		Kroger Co.	14,448
600	@	Liberty Media Corp. - Entertainment	18,666
900		Lockheed Martin Corp.	70,272
2,400		Lowe’s Cos., Inc.	50,256
1,400		Marathon Oil Corp.	44,660
200		Marsh & McLennan Cos., Inc.	4,946
200		Mattel, Inc.	3,692
1,000		McDonald’s Corp.	57,070
200	@	Medco Health Solutions, Inc.	11,062
2,200		Medtronic, Inc.	80,960
2,700		Merck & Co., Inc.	85,401
1,200		Metlife, Inc.	45,684
13,500		Microsoft Corp.	349,518
500		Monsanto Co.	38,700
200		Mosaic Co.	9,614
400		Murphy Oil Corp.	23,028
2,000	@	National Oilwell Varco, Inc.	86,260
600		Newmont Mining Corp.	26,412
3,200		News Corp. - Class A	38,368
200		Nike, Inc.	12,940
600	@	Noble Corp.	22,776
300		Noble Energy, Inc.	19,788
300		Norfolk Southern Corp.	12,933
1,100		Northern Trust Corp.	63,976
100		Northrop Grumman Corp.	5,175
400		Nucor Corp.	18,804
1,700		Occidental Petroleum Corp.	133,280
8,100		Oracle Corp.	168,804
2,300		PepsiCo, Inc.	134,918
20,000		Pfizer, Inc.	331,000
3,100		Philip Morris International, Inc.	151,094
100		PNC Financial Services Group, Inc.	4,859
300		Praxair, Inc.	24,507
3,700		Procter & Gamble Co.	214,304
500		Prudential Financial, Inc.	24,955
4,300		Qualcomm, Inc.	193,414

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
300		Raytheon Co.	$14,391
2,400		Schering-Plough Corp.	67,800
4,000		Schlumberger Ltd.	238,400
600	@	Southwestern Energy Co.	25,608
1,300		Spectra Energy Corp.	24,622
2,000		Staples, Inc.	46,440
800		State Street Corp.	42,080
1,400		Stryker Corp.	63,602
900	@	Symantec Corp.	14,823
1,200		Sysco Corp.	29,820
900		Target Corp.	42,012
2,400		Texas Instruments, Inc.	56,856
800	@	Thermo Electron Corp.	34,936
368	@	Time Warner Cable, Inc.	15,857
1,766		Time Warner, Inc.	50,825
1,200	@	Transocean, Ltd.	102,636
1,200		Travelers Cos., Inc.	59,076
700		Union Pacific Corp.	40,845
1,300		United Parcel Service, Inc. - Class B	73,411
2,600		United Technologies Corp.	158,418
2,700		UnitedHealth Group, Inc.	67,608
300		US Bancorp.	6,558
800	@	Viacom - Class B	22,432
900		Visa, Inc.	62,199
800		Walgreen Co.	29,976
4,700		Wal-Mart Stores, Inc.	230,723
2,700		Walt Disney Co.	74,142
1,000		Waste Management, Inc.	29,820
1,200	@	Weatherford International Ltd.	24,876
800	@	WellPoint, Inc.	37,888
600		Wells Fargo & Co.	16,908
700		Western Union Co.	13,244
1,300		Williams Cos., Inc.	23,231
1,200		Wyeth	58,296
1,100		XTO Energy, Inc.	45,452
2,400	@	Yahoo!, Inc.	42,744
300		Yum! Brands, Inc.	10,128
			11,480,439
		Total Common Stock
		(Cost $19,911,801)	21,488,419
REAL ESTATE INVESTMENT TRUSTS: 0.4%
		France: 0.1%
237		Unibail	49,356
			49,356
		Japan: 0.0%
1		Nippon Building Fund, Inc.	8,902
			8,902
		United Kingdom: 0.1%
3,442		Land Securities Group PLC	34,463
			34,463
		United States: 0.2%
300		Boston Properties, Inc.	19,665
500		Equity Residential	15,350
300		Prologis	3,576
300		Public Storage, Inc.	22,572
336		Simon Property Group, Inc.	23,328
302		Vornado Realty Trust	19,452
			103,943
		Total Real Estate Investment Trusts
		(Cost $166,680)	196,664
EXCHANGE-TRADED FUNDS: 0.4%
		United States: 0.4%
2,228	S	iShares iBoxx Investment Grade Corporate Bond Fund	237,683
		Total Exchange-Traded Funds
		(Cost $214,378)	237,683
MUTUAL FUNDS: 8.5%
		United States: 8.5%
111,465		Morgan Stanley Institutional Fund Trust - Core Fixed Income Portfolio	1,057,804
91,869		Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio	863,564
37,425		Morgan Stanley Institutional Fund, Inc. - Capital Growth Portfolio	682,265
52,632		Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio	1,141,579
54,882		Van Kampen High Yield Fund	503,821

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		United States (continued)
29,653		Van Kampen International Growth Fund		$458,141
		Total Mutual Funds
		(Cost $4,397,557)		4,707,174
PREFERRED STOCK: 0.1%
		Germany: 0.1%
100		Fresenius AG		5,819
277		Porsche AG		21,813
132		Volkswagen AG		15,187
		Total Preferred Stock
		(Cost $47,847)		42,819
RIGHTS: 0.0%
		France: 0.0%
1,172		BNP Paribas		2,538
		Total Rights
		(Cost $-)		2,538
WARRANTS: 0.0%
		Italy: 0.0%
832		Unione di Banche Italiane SCPA		99
		Total Warrants
		(Cost $-)		99

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.3%
		Federal Home Loan Mortgage Corporation##: 2.5%
$1,240,000	S	5.500%, due 08/20/12		$1,376,043
				1,376,043
		Federal National Mortgage Association##: 2.8%
1,415,000	S	4.875%, due 05/18/12		1,542,595
				1,542,595
		Total U.S. Government Agency Obligations
		(Cost $2,809,306)		2,918,638
U.S. TREASURY OBLIGATIONS: 4.1%
		U.S. Treasury Notes: 4.1%
2,125,000	S	4.000%, due 08/15/18		2,244,034
		Total U.S. Treasury Obligations
		(Cost $2,153,710)		2,244,034
		Total Investments in Securities
		(Cost $29,701,279)*	57.6%	$31,838,068
		Other Assets and Liabilities - Net	42.4	23,483,905
		Net Assets	100.0%	$55,321,973

	@	Non-income producing security
	ADR	American Depositary Receipt
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $30,065,593.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,660,273
		Gross Unrealized Depreciation		(887,798)
		Net Unrealized Appreciation		$1,772,475

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.7%
Agriculture	0.7
Airlines	0.0
Apartments	0.0
Apparel	0.1
Auto Manufacturers	0.8
Auto Parts & Equipment	0.2
Banks	4.4
Beverages	0.9
Biotechnology	0.5
Building Materials	0.3
Chemicals	0.8
Commercial Services	0.4
Computers	1.8
Cosmetics/Personal Care	0.6
Distribution/Wholesale	0.2
Diversified	0.2
Diversified Financial Services	0.5
Electric	1.0
Electrical Components & Equipment	0.4
Electronics	0.3
Engineering & Construction	0.3
Environmental Control	0.1
Federal Home Loan Mortgage Corporation##	2.5
Federal National Mortgage Association##	2.8
Food	1.4
Food Service	0.0
Gas	0.1
Hand/Machine Tools	0.1
Healthcare - Products	1.1
Healthcare - Services	0.2
Holding Companies - Diversified	0.1
Home Furnishings	0.1
Household Products/Wares	0.2
Insurance	1.4
Internet	0.4
Investment Companies	0.1
Iron/Steel	0.2
Leisure Time	0.1
Lodging	0.0
Machinery - Construction & Mining	0.1
Machinery - Diversified	0.2
Media	0.8
Metal Fabricate/Hardware	0.0
Mining	0.5
Miscellaneous Manufacturing	0.9
Office Property	0.1
Office/Business Equipment	0.1
Oil & Gas	4.5
Oil & Gas Services	0.8
Open-End Funds	8.5
Pharmaceuticals	3.7
Pipelines	0.1
Real Estate	0.1
Regional Malls	0.1
Retail	1.4
Savings & Loans	0.0
Semiconductors	0.5
Software	1.4
Storage	0.0
Telecommunications	2.4
Textiles	0.0
Toys/Games/Hobbies	0.1
Transportation	0.7
U.S. Treasury Notes	4.1
Warehouse/Industrial	0.0
Water	0.1
Other Long-Term Investments	0.4
Other Assets and Liabilities - Net	42.4
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*
Austria	$—	$9,522	$—	$9,522
Belgium	—	28,314	—	28,314
Bermuda	13,792	10,468	—	24,260
Denmark	—	145,870	—	145,870
Finland	—	103,102	—	103,102
France	—	1,299,019	—	1,299,019
Germany	—	1,158,344	—	1,158,344
Greece	—	29,558	—	29,558
Ireland	58,301	25,280	—	83,581
Italy	—	420,417	—	420,417
Japan	99,426	1,393,348	—	1,492,774
Luxembourg	—	57,974	—	57,974
Netherlands	138,549	378,431	—	516,980
Norway	—	110,695	—	110,695
Portugal	—	17,002	—	17,002
Spain	—	631,065	—	631,065
Sweden	—	326,022	—	326,022
Switzerland	32,076	1,069,608	—	1,101,684
United Kingdom	—	2,451,797	—	2,451,797
United States	11,480,439	—	—	11,480,439
Total Common Stock	11,822,583	9,665,836	—	21,488,419
Real Estate Investment Trusts	103,943	92,721	—	196,664
Exchange-Traded Funds	237,683	—	—	237,683
Mutual Funds	4,707,174	—	—	4,707,174
Preferred Stock	—	42,819	—	42,819
Rights	2,538	—	—	2,538
Warrants	—	99	—	99
U.S. Government Agency Obligations	—	2,918,638	—	2,918,638
U.S. Treasury Obligations	—	2,244,034	—	2,244,034
Total Investments, at value	$16,873,921	$14,964,147	$—	$31,838,068

Other Financial Instruments+:
Forward foreign currency contracts	—	161,596	—	161,596
Futures	161,150	—	—	161,150
Total Assets	$17,035,071	$15,125,743	$—	$32,160,814

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(56,545)	$—	$(56,545)
Futures	(92,105)	—	—	(92,105)
Total Liabilities	$(92,105)	$(56,545)	$—	$(148,650)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2009 (Unaudited) (continued)

At September 30, 2009 the following forward foreign currency contracts were outstanding for the ING Van Kampen Global Tactical Asset Allocation Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Australian Dollar
AUD 1,301,906	BUY	10/15/09	1,117,881	1,147,146	$29,265
Australian Dollar
AUD 1,082,788	BUY	10/15/09	930,223	954,075	23,852
Australian Dollar
AUD 208,975	BUY	10/16/09	180,071	184,119	4,048
Canadian Dollar
CAD 1,761,594	BUY	10/15/09	1,622,243	1,645,396	23,153
Swiss Franc
CHF 1,012,481	BUY	10/15/09	978,980	977,138	(1,842)
EU Euro
EUR 705,031	BUY	10/15/09	1,031,806	1,031,705	(101)
British Pound
GBP 176,857	BUY	10/15/09	293,821	282,625	(11,196)
British Pound
GBP 244,631	BUY	10/15/09	405,811	390,931	(14,880)
British Pound
GBP 225,763	BUY	10/15/09	374,500	360,779	(13,721)
Hong Kong Sar Dollar
HKD 1,546,218	BUY	10/15/09	199,514	199,529	15
Japanese Yen
JPY 288,771,235	BUY	10/15/09	3,160,633	3,217,294	56,661
Norwegian Krone
NOK 3,206,697	BUY	10/15/09	542,194	554,913	12,719
Swedish Krona
SEK 858,069	BUY	10/15/09	122,587	123,098	511
Singapore Dollar
SGD 88,347	BUY	10/15/09	62,120	62,710	590
					$109,074
EU Euro
EUR 593,680	SELL	10/15/09	867,942	868,760	$(818)
British Pound
GBP 258,340	SELL	10/15/09	422,688	412,839	9,849
British Pound
GBP 106,946	SELL	10/15/09	171,837	170,904	933
Japanese Yen
JPY 16,046,672	SELL	10/15/09	175,873	178,781	(2,908)
Japanese Yen
JPY 84,084,989	SELL	10/15/09	932,113	936,818	(4,705)
Norwegian Krone
NOK 3,288,930	SELL	10/15/09	563,019	569,143	(6,124)
Swedish Krona
SEK 278,045	SELL	10/15/09	39,670	39,888	(218)
Swedish Krona
SEK 36,795	SELL	10/15/09	5,247	5,279	(32)
					$(4,023)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2009 (Unaudited) (continued)

ING Van Kampen Global Tactical Asset Allocation Portfolio Open Futures Contracts on September 30, 2009:

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200 Index	13	12/17/09	$42,924
Australia 10-Year Bond	7	12/15/09	77
Dow Jones Euro STOXX 50	36	12/18/09	18,049
Euro-Bund	6	12/08/09	1,865
FTSE 100 Index	6	12/18/09	(281)
H-Shares Index	4	10/29/09	(12,916)
Hang Seng Index	3	10/29/09	1,208
Japanese Government Bonds 10-Year Mini	2	12/09/09	1,628
MSCI Singapore Index (SGX)	5	10/29/09	3,521
S&P 500 E-Mini	34	12/18/09	2,546
S&P Mid 400 E-Mini	38	12/18/09	12,507
S&P/TSX 60 Index	18	12/17/09	8,755
Tokyo Price Index (TOPIX)	20	12/10/09	(67,229)
U.S. Treasury 2-Year Note	5	12/31/09	6,005
U.S. Treasury 5-Year Note	4	12/31/09	6,617
U.S. Treasury 10-Year Note	19	12/21/09	32,320
U.S. Treasury Long Bond	13	12/21/09	23,129
			$80,725
Short Contracts
Canada 10-Year Bond	9	12/18/09	$(11,680)
			$(11,680)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Equity contracts	$9,085
Foreign echange contracts	105,051
Interest rate contracts	59,960
Total	$174,096

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 95.4%
		Aerospace/Defense: 1.2%
68,500		General Dynamics Corp.	$4,425,100
66,410		Raytheon Co.	3,185,688
			7,610,788
		Auto Parts & Equipment: 0.5%
93,100	@@, L	Autoliv, Inc.	3,128,160
			3,128,160
		Banks: 13.5%
685,100		Bank of America Corp.	11,591,892
164,900		BB&T Corp.	4,491,876
1,235,000		Citigroup, Inc.	5,977,400
59,400		Comerica, Inc.	1,762,398
337,100		Fifth Third Bancorp.	3,414,823
127,557	@, L	First Horizon National Corp.	1,687,579
820,345		JPMorgan Chase & Co.	35,947,518
242,874		PNC Financial Services Group, Inc.	11,801,248
48,700		State Street Corp.	2,561,620
129,600		US Bancorp.	2,833,056
123,500		Wells Fargo & Co.	3,480,230
			85,549,640
		Beverages: 0.5%
60,930		Coca-Cola Co.	3,271,941
			3,271,941
		Chemicals: 2.6%
141,640	@@, L	Bayer AG ADR	9,858,144
244,600		Dow Chemical Co.	6,376,722
			16,234,866
		Commercial Services: 1.2%
81,853		Manpower, Inc.	4,641,884
126,700		Robert Half International, Inc.	3,170,034
			7,811,918
		Computers: 1.9%
256,003		Hewlett-Packard Co.	12,085,902
			12,085,902
		Cosmetics/Personal Care: 1.1%
183,770		Estee Lauder Cos., Inc.	6,814,192
			6,814,192
		Diversified Financial Services: 1.6%
540,356		Charles Schwab Corp.	10,347,817
			10,347,817
		Electric: 4.3%
422,632		American Electric Power Co., Inc.	13,097,366
47,400		Edison International	1,591,692
70,303		Entergy Corp.	5,614,398
150,920		FirstEnergy Corp.	6,900,062
			27,203,518
		Electronics: 1.2%
271,200	@	Agilent Technologies, Inc.	7,547,496
			7,547,496
		Food: 1.9%
108,796	@@	Cadbury PLC ADR	5,571,443
214,660	@@	Unilever NV ADR	6,195,088
			11,766,531
		Healthcare - Products: 2.5%
527,420	@	Boston Scientific Corp.	5,585,378
66,250	@	CareFusion Corp.	1,444,250
205,127	@@	Covidien PLC	8,873,794
			15,903,422
		Home Furnishings: 1.4%
310,700	@@	Sony Corp. ADR	9,072,440
			9,072,440
		Household Products/Wares: 0.6%
105,500		Avery Dennison Corp.	3,799,055
			3,799,055
		Insurance: 6.9%
178,755		Chubb Corp.	9,011,040
911,414		Marsh & McLennan Cos., Inc.	22,539,265
41,800		Transatlantic Holdings, Inc.	2,097,106
207,495		Travelers Cos., Inc.	10,214,979
			43,862,390
		Internet: 2.6%
627,300	@	eBay, Inc.	14,810,553
95,643	@	Symantec Corp.	1,575,240
			16,385,793
		Leisure Time: 0.6%
165,923		Harley-Davidson, Inc.	3,816,229
			3,816,229

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Media: 7.3%
582,941		Comcast Corp. — Class A		$9,845,873
153,976	@	Time Warner Cable, Inc.		6,634,826
473,653		Time Warner, Inc.		13,631,733
587,169	@	Viacom - Class B		16,464,219
				46,576,651
		Mining: 1.5%
71,600		Freeport-McMoRan Copper & Gold, Inc.		4,912,476
98,650		Newmont Mining Corp.		4,342,573
				9,255,049
		Miscellaneous Manufacturing: 7.4%
219,200		Dover Corp.		8,496,192
812,900		General Electric Co.		13,347,818
208,501	@@	Ingersoll-Rand PLC		6,394,726
98,740	@@	Siemens AG ADR		9,178,870
281,237	@@	Tyco International Ltd.		9,697,052
				47,114,658
		Oil & Gas: 11.9%
234,500		Anadarko Petroleum Corp.		14,710,185
126,900	@@	BP PLC ADR		6,754,887
73,250		ConocoPhillips		3,307,970
103,490		Devon Energy Corp.		6,967,982
138,110		ExxonMobil Corp.		9,475,727
85,300		Hess Corp.		4,560,138
198,360		Occidental Petroleum Corp.		15,551,424
225,810	@@	Royal Dutch Shell PLC ADR - Class A		12,914,074
80,300		Valero Energy Corp.		1,557,017
				75,799,404
		Oil & Gas Services: 1.7%
139,050		Schlumberger Ltd.		8,287,380
81,500		Smith International, Inc.		2,339,050
				10,626,430
		Pharmaceuticals: 6.4%
104,100		Abbott Laboratories		5,149,827
486,330		Bristol-Myers Squibb Co.		10,952,152
131,800		Cardinal Health, Inc.		3,532,240
367,200		Pfizer, Inc.		6,077,160
192,960	@@	Roche Holding AG ADR		7,834,176
262,390		Schering-Plough Corp.		7,412,518
				40,958,073
		Retail: 6.0%
244,100		Gap, Inc.		5,223,740
506,240		Home Depot, Inc.		13,486,234
328,400		Macy’s, Inc.		6,006,436
222,900	@	Starbucks Corp.		4,602,885
239,900		Walgreen Co.		8,989,053
				38,308,348
		Semiconductors: 2.0%
383,436		Intel Corp.		7,503,843
150,794	@	Lam Research Corp.		5,151,123
				12,654,966
		Telecommunications: 3.9%
440,660	@	Cisco Systems, Inc.		10,373,136
300,068		Verizon Communications, Inc.		9,083,058
235,000	@@	Vodafone Group PLC ADR		5,287,500
				24,743,694
		Textiles: 0.5%
113,000		Cintas Corp.		3,425,030
				3,425,030
		Transportation: 0.7%
60,000		FedEx Corp.		4,513,200
				4,513,200
		Total Common Stock
		(Cost $554,852,876)		606,187,601

Principal Amount				Value
SHORT-TERM INVESTMENTS: 4.8%
		U.S. Government Agency Obligations: 4.6%
$29,300,000	Z	Federal Home Loan Bank, 0.190%, due 10/01/09		$29,299,998
		Total U.S. Government Agency Obligations
		(Cost $29,299,998)		29,299,998
		Securities Lending Collateral(cc): 0.2%
10,000		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		10,000
1,680,468		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		1,344,375
		Total Securities Lending Collateral
		(Cost $1,690,468)		1,354,375
		Total Short-Term Investments
		(Cost $30,990,466)		30,654,373
		Total Investments in Securities
		(Cost $585,843,342)*	100.2%	$636,841,974
		Other Assets and Liabilities - Net	(0.2)	(1,497,264)
		Net Assets	100.0%	$635,344,710

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $589,037,696.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$82,988,283
	Gross Unrealized Depreciation	(35,184,005)
	Net Unrealized Appreciation	$47,804,278

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$606,187,601	$—	$—	$606,187,601
Short-Term Investments	10,000	30,644,373	—	30,654,373
Total Investments, at value	$606,197,601	$30,644,373	$—	$636,841,974

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of September 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 85.6%
		Advertising: 0.6%
62,000	@	Clear Channel Outdoor Holdings, Inc.	$434,000
			434,000
		Aerospace/Defense: 0.7%
40,000	@	Herley Industries, Inc.	522,000
			522,000
		Auto Parts & Equipment: 0.4%
34,900		Modine Manufacturing Co.	323,523
			323,523
		Banks: 7.6%
53,050		Associated Banc-Corp.	605,831
364,625		CapitalSource, Inc.	1,582,473
22,700		Commerce Bancshares, Inc.	845,348
4,000		Cullen/Frost Bankers, Inc.	206,560
31,200		First Busey Corp.	146,640
3,870		FirstMerit Corp.	73,646
24,400	L	Glacier Bancorp., Inc.	364,536
6,500		IBERIABANK Corp.	296,140
22,700		UMB Financial Corp.	917,988
8,500	L	Westamerica Bancorp.	442,000
			5,481,162
		Biotechnology: 0.9%
8,900	@	Millipore Corp.	625,937
			625,937
		Building Materials: 1.7%
22,400	@	Armstrong World Industries, Inc.	771,904
29,800		Quanex Building Products Corp.	427,928
			1,199,832
		Chemicals: 0.9%
36,000		Olin Corp.	627,840
			627,840
		Commercial Services: 7.1%
45,526		Arbitron, Inc.	945,120
82,750	@, L	Asset Acceptance Capital Corp.	599,938
88,500	@	Convergys Corp.	879,690
43,800	@	CRA International, Inc.	1,195,302
223,000	@	Hooper Holmes, Inc.	216,310
65,900	@	Monster Worldwide, Inc.	1,151,932
18,300		Service Corp. International	127,855
			5,116,147
		Computers: 1.8%
17,100		Imation Corp.	158,517
37,900	@	Lexmark International, Inc.	816,366
269,691	@	Quantum Corp.	339,811
			1,314,694
		Distribution/Wholesale: 3.1%
56,900	L	Fastenal Co.	2,202,030
			2,202,030
		Diversified Financial Services: 0.5%
12,871	@	AllianceBernstein Holding LP	351,121
			351,121
		Electric: 0.7%
9,400		Allete, Inc.	315,558
10,900		Portland General Electric Co.	214,948
			530,506
		Electrical Components & Equipment: 2.0%
76,400		Molex, Inc.	1,435,556
			1,435,556
		Electronics: 8.0%
143,000		Jabil Circuit, Inc.	1,917,630
81,300	@	Newport Corp.	712,188
68,200		PerkinElmer, Inc.	1,312,168
32,500	@	Waters Corp.	1,815,450
			5,757,436
		Engineering & Construction: 0.2%
5,742	@	Tutor Perini Corp.	122,305
			122,305
		Entertainment: 0.5%
13,500		International Speedway Corp.	372,195
			372,195
		Environmental Control: 5.0%
34,000	@	Clean Harbors, Inc.	1,912,840
62,200		Republic Services, Inc.	1,652,654
			3,565,494

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares			Value
		Food: 1.9%
6,300	@	American Italian Pasta Co.	$171,234
16,575		Corn Products International, Inc.	472,719
53,100	@	Winn-Dixie Stores, Inc.	696,672
			1,340,625
		Gas: 1.5%
7,700		Nicor, Inc.	281,743
49,873		NiSource, Inc.	692,736
3,800		WGL Holdings, Inc.	125,932
			1,100,411
		Hand/Machine Tools: 1.0%
28,900		Kennametal, Inc.	711,229
			711,229
		Healthcare - Products: 0.6%
21,600	@	Zoll Medical Corp.	464,832
			464,832
		Healthcare - Services: 0.7%
16,172	@	LHC Group, Inc.	484,028
			484,028
		Holding Companies - Diversified: 0.2%
7,700	@	Spectrum Brands, Inc.	177,100
			177,100
		Home Furnishings: 0.3%
35,200		Furniture Brands International, Inc.	194,656
			194,656
		Household Products/Wares: 1.3%
2,462	@	ACCO Brands Corp.	17,776
8,200		Blyth, Inc.	317,586
20,700		WD-40 Co.	587,880
			923,242
		Insurance: 1.8%
46,300		Brown & Brown, Inc.	887,108
9,400		Hanover Insurance Group, Inc.	388,502
			1,275,610
		Machinery - Diversified: 4.2%
13,133		Albany International Corp.	254,780
141,100	@	Intermec, Inc.	1,989,507
31,600		Robbins & Myers, Inc.	741,968
			2,986,255
		Mining: 0.6%
295,400	@, @@, L	Great Basin Gold Ltd.	451,962
			451,962
		Miscellaneous Manufacturing: 1.1%
15,300		Actuant Corp.	245,718
10,800		Illinois Tool Works, Inc.	461,268
10,500	@	Lydall, Inc.	55,230
			762,216
		Oil & Gas: 3.0%
18,000		Noble Energy, Inc.	1,187,280
61,600	@	Stone Energy Corp.	1,004,696
			2,191,976
		Oil & Gas Services: 3.3%
99,378	@	Exterran Holdings, Inc.	2,359,234
			2,359,234
		Packaging & Containers: 0.9%
33,200		Sealed Air Corp.	651,716
			651,716
		Pharmaceuticals: 0.5%
17,700	@	PharMerica Corp.	328,689
			328,689
		Real Estate: 0.9%
13,240	@	Forestar Real Estate Group, Inc.	227,463
32,800	@	Hilltop Holdings, Inc.	402,128
			629,591
		Retail: 4.2%
41,000	@	CEC Entertainment, Inc.	1,060,260
62,500		Kenneth Cole Productions, Inc.	626,875
72,500		Liz Claiborne, Inc.	357,425
92,300	@	Office Depot, Inc.	611,026
13,300		Regis Corp.	206,150
32,700		Wendy’s/Arby’s Group, Inc. - Class A	154,671
			3,016,407
		Savings & Loans: 5.9%
38,000		Brookline Bancorp., Inc.	369,360
66,300		Hudson City Bancorp., Inc.	871,845
77,600	L	New York Community Bancorp., Inc.	886,192
35,900		NewAlliance Bancshares, Inc.	384,130
59,300		People’s United Financial, Inc.	922,708
46,600		Washington Federal, Inc.	785,676
			4,219,911

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of September 30, 2009 (Unaudited) (continued)

Shares				Value
		Semiconductors: 3.8%
124,078	@	ATMI, Inc.		$2,252,016
30,200	@	Fairchild Semiconductor International, Inc.		308,946
9,700	@	International Rectifier Corp.		189,053
				2,750,015
		Software: 3.6%
88,800	@	Electronic Arts, Inc.		1,691,640
41,700		Fair Isaac Corp.		896,133
				2,587,773
		Telecommunications: 0.3%
55,400	@	Adaptec, Inc.		185,036
				185,036
		Toys/Games/Hobbies: 0.7%
120,327	@	Leapfrog Enterprises, Inc.		494,544
				494,544
		Water: 1.6%
63,296	L	Aqua America, Inc.		1,116,541
				1,116,541
		Total Common Stock
		(Cost $60,815,660)		61,385,377
REAL ESTATE INVESTMENT TRUSTS: 0.9%
		Forest Products & Paper: 0.9%
16,000		Rayonier, Inc.		654,560
		Total Real Estate Investment Trusts
		(Cost $664,194)		654,560
EXCHANGE-TRADED FUNDS: 5.7%
		Exchange-Traded Funds: 5.7%
23,700		iShares Russell 2000 Value Index Fund		1,339,761
51,000	L	Vanguard Small-Cap Value ETF		2,724,930
		Total Exchange-Traded Funds
		(Cost $3,785,749)		4,064,691
		Total Long-Term Investments
		(Cost $65,265,603)		66,104,628
SHORT-TERM INVESTMENTS: 19.0%
		Affiliated Mutual Fund: 9.5%
6,796,403		ING Institutional Prime Money Market Fund - Class I		6,796,403
		Total Mutual Fund
		(Cost $6,796,403)		6,796,403

Principal Amount				Value
		Securities Lending Collateral(cc): 9.5%
$6,485,002		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$6,485,002
410,481		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1) (2)		328,385
		Total Securities Lending Collateral
		(Cost $6,895,483)		6,813,387
		Total Short-Term Investments
		(Cost $13,691,886)		13,609,790
		Total Investments in Securities
		(Cost $78,957,489)*	111.2%	$79,714,418
		Other Assets and Liabilities - Net	(11.2)	(7,999,560)
		Net Assets	100.0%	$71,714,858

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2009.
	*	Cost for federal income tax purposes is $79,529,405.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$7,636,874
		Gross Unrealized Depreciation		(7,451,861)
		Net Unrealized Appreciation		$185,013

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Common Stock*	$61,385,377	$—	$—	$61,385,377
Real Estate Investment Trusts	654,560	—	—	654,560
Exchange-Traded Funds	4,064,691	—	—	4,064,691
Short-Term Investments	13,281,405	328,385	—	13,609,790
Total Investments, at value	$79,386,033	$328,385	$—	$79,714,418

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Investors Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 24, 2009
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 24, 2009